UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-05962
Name of Registrant: Vanguard Variable Insurance Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: September 30, 2017
Item 1: Schedule of Investments

Vanguard Equity Income Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)1
Consumer Discretionary (4.6%)
Home Depot Inc.	72,917	11,926
McDonald's Corp.	71,388	11,185
VF Corp.	144,687	9,198
General Motors Co.	117,562	4,747
Carnival Corp.	49,676	3,208
L Brands Inc.	73,642	3,064
Best Buy Co. Inc.	47,409	2,700
Tailored Brands Inc.	176,758	2,552
H&R Block Inc.	90,000	2,383
MDC Holdings Inc.	67,990	2,258
Omnicom Group Inc.	26,896	1,992
Coach Inc.	37,578	1,514
Las Vegas Sands Corp.	13,771	884
Ford Motor Co.	20,757	249
		57,860
Consumer Staples (11.6%)
Philip Morris International Inc.	348,092	38,642
^ Unilever NV	265,643	15,683
PepsiCo Inc.	128,958	14,370
Procter & Gamble Co.	152,591	13,883
Coca-Cola Co.	296,198	13,332
Wal-Mart Stores Inc.	131,383	10,266
British American Tobacco plc	159,576	9,990
Kraft Heinz Co.	101,293	7,855
Altria Group Inc.	109,835	6,966
Diageo plc ADR	41,306	5,458
Conagra Brands Inc.	77,991	2,631
Bunge Ltd.	35,121	2,439
Kellogg Co.	17,698	1,104
Kimberly-Clark Corp.	8,920	1,050
Archer-Daniels-Midland Co.	24,080	1,024
		144,693
Energy (10.4%)
Chevron Corp.	246,374	28,949
Exxon Mobil Corp.	286,440	23,482
Suncor Energy Inc.	470,262	16,473
^ TransCanada Corp.	187,230	9,254
Canadian Natural Resources Ltd. (New York Shares)	260,730	8,732
Phillips 66	94,719	8,677
Occidental Petroleum Corp.	133,797	8,591
Kinder Morgan Inc.	392,332	7,525
Valero Energy Corp.	51,331	3,949
Marathon Petroleum Corp.	62,125	3,484
^ CVR Energy Inc.	104,232	2,700
Cosan Ltd.	294,906	2,398
Enbridge Inc.	44,721	1,871
Archrock Inc.	112,158	1,408
Williams Cos. Inc.	45,529	1,366

ConocoPhillips	18,042	903
		129,762
Financials (16.6%)
JPMorgan Chase & Co.	478,730	45,724
Wells Fargo & Co.	634,669	35,002
Marsh & McLennan Cos. Inc.	248,643	20,839
MetLife Inc.	313,868	16,306
PNC Financial Services Group Inc.	103,377	13,932
BlackRock Inc.	28,570	12,773
Chubb Ltd.	77,209	11,006
Principal Financial Group Inc.	138,686	8,923
M&T Bank Corp.	48,077	7,742
Thomson Reuters Corp.	130,523	5,988
US Bancorp	110,203	5,906
Prudential Financial Inc.	38,648	4,109
Aflac Inc.	45,859	3,733
Ameriprise Financial Inc.	22,961	3,410
T. Rowe Price Group Inc.	34,629	3,139
Regions Financial Corp.	198,224	3,019
CNA Financial Corp.	43,052	2,163
LPL Financial Holdings Inc.	40,639	2,096
SunTrust Banks Inc.	16,335	976
FNF Group	13,735	652
		207,438
Health Care (13.6%)
Johnson & Johnson	255,767	33,252
Merck & Co. Inc.	385,586	24,689
Pfizer Inc.	669,259	23,893
Eli Lilly & Co.	206,002	17,621
Bristol-Myers Squibb Co.	243,500	15,521
Novartis AG	112,883	9,683
AbbVie Inc.	97,034	8,622
Amgen Inc.	44,540	8,304
Roche Holding AG	32,296	8,255
Medtronic plc	95,088	7,395
Abbott Laboratories	134,214	7,162
Cardinal Health Inc.	55,467	3,712
Gilead Sciences Inc.	28,767	2,331
		170,440
Industrials (10.8%)
General Electric Co.	817,597	19,770
3M Co.	76,326	16,021
Caterpillar Inc.	116,064	14,474
Union Pacific Corp.	119,312	13,837
Eaton Corp. plc	156,157	11,991
Honeywell International Inc.	74,998	10,630
Boeing Co.	34,474	8,764
Raytheon Co.	41,993	7,835
United Technologies Corp.	47,560	5,521
Lockheed Martin Corp.	17,772	5,514
United Parcel Service Inc. Class B	36,015	4,325
Deere & Co.	31,693	3,980
Waste Management Inc.	46,460	3,636
Norfolk Southern Corp.	20,260	2,679
Copa Holdings SA Class A	17,527	2,183
GATX Corp.	25,596	1,576

H&E Equipment Services Inc.	38,522	1,125
Timken Co.	20,727	1,006
		134,867
Information Technology (13.6%)
Microsoft Corp.	824,651	61,428
Cisco Systems Inc.	833,191	28,020
Intel Corp.	599,098	22,814
Analog Devices Inc.	164,943	14,213
QUALCOMM Inc.	162,267	8,412
Maxim Integrated Products Inc.	140,361	6,697
Texas Instruments Inc.	67,874	6,084
International Business Machines Corp.	37,033	5,373
HP Inc.	180,821	3,609
KLA-Tencor Corp.	27,207	2,884
Western Digital Corp.	27,640	2,388
Brooks Automation Inc.	77,418	2,350
ManTech International Corp. Class A	53,012	2,341
Science Applications International Corp.	25,227	1,686
Western Union Co.	65,856	1,264
DXC Technology Co.	14,678	1,261
		170,824
Materials (4.2%)
DowDuPont Inc.	365,079	25,274
International Paper Co.	153,815	8,740
LyondellBasell Industries NV Class A	83,680	8,288
Huntsman Corp.	90,140	2,472
Greif Inc. Class A	39,407	2,307
Schnitzer Steel Industries Inc.	70,305	1,979
Ferroglobe plc	138,274	1,820
A Schulman Inc.	39,999	1,366
		52,246
Other (0.8%)
2 Vanguard High Dividend Yield ETF	119,332	9,674

Telecommunication Services (3.6%)
Verizon Communications Inc.	481,322	23,820
AT&T Inc.	322,330	12,626
BCE Inc.	176,082	8,250
Consolidated Communications Holdings Inc.	13,097	250
		44,946
Utilities (6.8%)
NextEra Energy Inc.	98,967	14,504
Dominion Energy Inc.	173,567	13,353
Eversource Energy	140,123	8,469
Sempra Energy	73,300	8,366
Xcel Energy Inc.	146,964	6,954
Duke Energy Corp.	58,848	4,939
PG&E Corp.	52,361	3,565
DTE Energy Co.	26,990	2,898
CenterPoint Energy Inc.	98,235	2,869
FirstEnergy Corp.	87,083	2,685
Ameren Corp.	45,730	2,645
Entergy Corp.	34,500	2,634
AES Corp.	213,714	2,355
National Fuel Gas Co.	40,239	2,278
New Jersey Resources Corp.	53,140	2,240

	PNM Resources Inc.			51,797	2,087
	American Electric Power Co. Inc.			27,228	1,912
	Otter Tail Corp.			5,944	258
	Edison International			1,780	137
					85,148
Total Common Stocks (Cost $946,086)					1,207,898

		Coupon
Temporary Cash Investments (4.2%)1
Money Market Fund (2.8%)
3,4 Vanguard Market Liquidity Fund		1.223%		341,628	34,170

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (1.2%)
	BNP Paribas Securities Corp.
	(Dated 9/29/17, Repurchase Value
	$15,201,000, collateralized by Federal
	Home Loan Mortgage Corp. 3.527%-
	6.000%, 1/1/37-11/1/39, Federal National
	Mortgage Assn. 3.500%-4.000%, 9/1/25-
	12/1/46, Government National Mortgage
	Assn. 2.125%-3.250%, 2/20/28-10/20/46,
	and U.S. Treasury Note/Bond 1.375%,
	1/31/21, with a value of $15,504,000)	1.040%	10/2/17	15,200	15,200

U.S. Government and Agency Obligations (0.2%)
5	United States Cash Management Bill	1.048%	1/2/18	2,000	1,994
	United States Treasury Bill	1.056%	11/24/17	100	100
5	United States Treasury Bill	1.122%	2/8/18	500	498
5	United States Treasury Bill	1.182%	3/22/18	200	199
					2,791
Total Temporary Cash Investments (Cost $52,161)					52,161
Total Investments (100.8%) (Cost $998,247)					1,260,059
Other Assets and Liabilities-Net (-0.8%)4					(10,479)
Net Assets (100%)					1,249,580

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,391,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.8% and 2.0%, respectively, of net assets.
2 Considered an affiliated company of the portfolio as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $10,031,000 of collateral received for securities on loan.
5 Securities with a value of $1,485,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.

Vanguard Equity Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	217	27,300	576

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements

Vanguard Equity Income Portfolio

with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,179,970	27,928	—
Temporary Cash Investments	34,170	17,991	—
Futures Contracts—Assets[1]	94	—	—
Total	1,214,234	45,919	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. At September 30, 2017, the cost of investment securities for tax purposes was $998,247,000. Net unrealized appreciation of investment securities for tax purposes was $261,812,000, consisting of unrealized gains of $281,690,000 on securities that had risen in value since their purchase and $19,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High Yield Bond Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Corporate Bonds (94.4%)
Finance (9.6%)
	Banking (2.0%)
	Ally Financial Inc.	4.625%	5/19/22	105	110
	Ally Financial Inc.	5.125%	9/30/24	480	519
	Ally Financial Inc.	4.625%	3/30/25	885	927
	Ally Financial Inc.	5.750%	11/20/25	1,665	1,800
	Ally Financial Inc.	8.000%	11/1/31	215	277
1	BNP Paribas SA	6.750%	12/31/49	1,120	1,197
1	Credit Suisse AG	6.250%	12/31/50	3,420	3,637
1	ING Groep NV	6.875%	12/31/49	630	679
	Royal Bank of Scotland Group plc	6.125%	12/15/22	1,635	1,807
1	UBS Group AG	6.875%	12/31/49	3,360	3,602

	Finance Companies (4.5%)
1,2 AerCap Global Aviation Trust		6.500%	6/15/45	3,950	4,315
	Aircastle Ltd.	5.125%	3/15/21	30	32
	Aircastle Ltd.	5.500%	2/15/22	830	905
	CIT Group Inc.	3.875%	2/19/19	1,100	1,119
	CIT Group Inc.	5.375%	5/15/20	189	203
	CIT Group Inc.	5.000%	8/15/22	1,205	1,301
	Homer City Generation LP	8.734%	10/1/26	3,575	1,215
	Navient Corp.	8.000%	3/25/20	2,000	2,209
	Navient Corp.	6.625%	7/26/21	315	338
	Navient Corp.	7.250%	1/25/22	615	673
	Navient Corp.	6.500%	6/15/22	3,105	3,287
	Navient Corp.	5.500%	1/25/23	2,325	2,355
	Navient Corp.	7.250%	9/25/23	590	643
	Navient Corp.	6.750%	6/25/25	4,135	4,308
2	OneMain Financial Holdings LLC	6.750%	12/15/19	285	296
2	Park Aerospace Holdings Ltd.	5.250%	8/15/22	1,195	1,241
2	Park Aerospace Holdings Ltd.	5.500%	2/15/24	1,720	1,804
	Springleaf Finance Corp.	5.250%	12/15/19	210	218
	Springleaf Finance Corp.	6.000%	6/1/20	65	69
	Springleaf Finance Corp.	8.250%	12/15/20	2,300	2,600
	Springleaf Finance Corp.	7.750%	10/1/21	1,965	2,226
	Springleaf Finance Corp.	6.125%	5/15/22	385	406
	Springleaf Finance Corp.	8.250%	10/1/23	515	587

	Insurance (1.9%)
	Genworth Holdings Inc.	7.700%	6/15/20	270	271
	Genworth Holdings Inc.	7.200%	2/15/21	830	806
	Genworth Holdings Inc.	7.625%	9/24/21	760	741
	Genworth Holdings Inc.	4.900%	8/15/23	1,475	1,269
	Genworth Holdings Inc.	4.800%	2/15/24	520	446
2	Liberty Mutual Group Inc.	7.800%	3/15/37	1,560	1,969
	LifePoint Health Inc.	5.875%	12/1/23	1,635	1,729
	MGIC Investment Corp.	5.750%	8/15/23	725	795
	Radian Group Inc.	5.250%	6/15/20	172	182
	Radian Group Inc.	7.000%	3/15/21	892	1,012
	Radian Group Inc.	4.500%	10/1/24	1,625	1,649

1	Voya Financial Inc.	5.650%	5/15/53	2,725	2,887

	Other Finance (0.6%)
	CNO Financial Group Inc.	4.500%	5/30/20	150	156
	CNO Financial Group Inc.	5.250%	5/30/25	1,865	1,986
2,3 Lincoln Finance Ltd.		6.875%	4/15/21	265	332
2	Lincoln Finance Ltd.	7.375%	4/15/21	485	511
	Nationstar Mortgage LLC / Nationstar Capital
	Corp.	6.500%	7/1/21	1,045	1,066

	Real Estate Investment Trusts (0.6%)
	Felcor Lodging LP	5.625%	3/1/23	2,325	2,412
	Felcor Lodging LP	6.000%	6/1/25	1,400	1,509
					68,633
Industrial (83.0%)
	Basic Industry (7.3%)
	AK Steel Corp.	7.625%	10/1/21	355	369
	AK Steel Corp.	7.500%	7/15/23	2,395	2,599
	AK Steel Corp.	6.375%	10/15/25	300	296
	AK Steel Corp.	7.000%	3/15/27	1,945	1,981
2	Alliance Resource Operating Partners LP /
	Alliance Resource Finance Corp.	7.500%	5/1/25	555	576
2	Anglo American Capital plc	4.125%	4/15/21	855	886
2	Anglo American Capital plc	4.125%	9/27/22	665	691
2	Anglo American Capital plc	4.875%	5/14/25	850	902
2	Anglo American Capital plc	4.750%	4/10/27	675	702
	ArcelorMittal	5.125%	6/1/20	295	315
	ArcelorMittal	6.750%	2/25/22	560	642
	ArcelorMittal	6.125%	6/1/25	670	771
2	Axalta Coating Systems LLC	4.875%	8/15/24	685	714
	Chemours Co.	6.625%	5/15/23	2,565	2,732
	Chemours Co.	7.000%	5/15/25	1,990	2,204
	Chemours Co.	5.375%	5/15/27	625	647
	Commercial Metals Co.	5.375%	7/15/27	565	592
2,3 Constellium NV		4.625%	5/15/21	125	150
2	Constellium NV	8.000%	1/15/23	1,520	1,607
2	Constellium NV	5.750%	5/15/24	1,085	1,081
2	Constellium NV	6.625%	3/1/25	2,130	2,186
2	First Quantum Minerals Ltd.	7.000%	2/15/21	1,820	1,870
2	First Quantum Minerals Ltd.	7.250%	5/15/22	1,580	1,627
2	FMG Resources August 2006 Pty Ltd.	4.750%	5/15/22	635	642
2	FMG Resources August 2006 Pty Ltd.	5.125%	5/15/24	610	618
2	New Gold Inc.	6.250%	11/15/22	1,149	1,192
2	New Gold Inc.	6.375%	5/15/25	695	728
2	Novelis Corp.	6.250%	8/15/24	1,580	1,639
2	Novelis Corp.	5.875%	9/30/26	1,885	1,909
	Olin Corp.	5.125%	9/15/27	1,685	1,761
	Steel Dynamics Inc.	5.125%	10/1/21	1,320	1,356
	Steel Dynamics Inc.	5.500%	10/1/24	1,275	1,361
2	Steel Dynamics Inc.	4.125%	9/15/25	70	70
	Steel Dynamics Inc.	5.000%	12/15/26	270	287
	Teck Resources Ltd.	3.750%	2/1/23	295	299
2	Teck Resources Ltd.	8.500%	6/1/24	1,395	1,601
	Teck Resources Ltd.	6.125%	10/1/35	235	263
	Teck Resources Ltd.	6.000%	8/15/40	200	216
	Teck Resources Ltd.	6.250%	7/15/41	645	724
	Teck Resources Ltd.	5.200%	3/1/42	150	149

	Teck Resources Ltd.	5.400%	2/1/43	1,450	1,445
	United States Steel Corp.	7.375%	4/1/20	1,034	1,126
2	United States Steel Corp.	8.375%	7/1/21	2,640	2,904
	United States Steel Corp.	6.650%	6/1/37	460	442
2	Versum Materials Inc.	5.500%	9/30/24	640	678
2,3 VWR Funding Inc.		4.625%	4/15/22	3,500	4,312
	Westlake Chemical Corp.	4.875%	5/15/23	230	240

	Capital Goods (9.0%)
2	ARD Finance SA	7.125%	9/15/23	1,140	1,217
	ARD Finance SA	7.125%	9/15/23	655	699
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	7.250%	5/15/24	1,415	1,551
2	Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	6.000%	2/15/25	2,615	2,765
2,4 Ardagh Packaging Finance PLC / Ardagh
	Holdings USA Inc.	4.750%	7/15/27	160	216
2	Ashtead Capital Inc.	4.125%	8/15/25	1,325	1,365
2	Ashtead Capital Inc.	4.375%	8/15/27	1,325	1,365
	Berry Plastics Corp.	5.500%	5/15/22	60	63
	Berry Plastics Corp.	5.125%	7/15/23	60	63
	Berry Plastics Escrow LLC/Berry Plastics
	Escrow Corp.	6.000%	10/15/22	750	795
2	Bombardier Inc.	7.750%	3/15/20	2,146	2,285
2	CD&R Waterworks Merger Sub LLC	6.125%	8/15/25	160	164
2	Cemex Finance LLC	6.000%	4/1/24	290	307
2	Cemex SAB de CV	6.125%	5/5/25	3,580	3,866
2	Cemex SAB de CV	7.750%	4/16/26	735	843
	Clean Harbors Inc.	5.250%	8/1/20	1,592	1,614
	Clean Harbors Inc.	5.125%	6/1/21	2,033	2,063
	CNH Industrial Capital LLC	3.625%	4/15/18	930	937
	CNH Industrial Capital LLC	3.875%	7/16/18	1,745	1,762
	CNH Industrial Capital LLC	3.375%	7/15/19	257	260
	CNH Industrial Capital LLC	4.375%	11/6/20	1,230	1,290
	CNH Industrial Capital LLC	4.875%	4/1/21	1,155	1,230
	CNH Industrial Capital LLC	4.375%	4/5/22	700	736
	CNH Industrial NV	4.500%	8/15/23	2,320	2,448
	Eagle Materials Inc.	4.500%	8/1/26	185	193
2	Flex Acquisition Co. Inc.	6.875%	1/15/25	3,770	3,902
2	HD Supply Inc.	5.750%	4/15/24	280	300
2,3 Loxam SAS		4.250%	4/15/24	190	240
2,3 Loxam SAS		6.000%	4/15/25	185	237
	Meritage Homes Corp.	5.125%	6/6/27	505	508
2	Owens-Brockway Glass Container Inc.	5.875%	8/15/23	895	989
2	Owens-Brockway Glass Container Inc.	6.375%	8/15/25	355	401
	PulteGroup Inc.	5.500%	3/1/26	1,245	1,354
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	985	1,000
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	1,490	1,550
2	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	7.000%	7/15/24	440	469
2	Signode Industrial Group Lux SA/Signode
	Industrial Group US Inc.	6.375%	5/1/22	2,793	2,891
2	Standard Industries Inc.	5.500%	2/15/23	295	310
2	Standard Industries Inc.	5.375%	11/15/24	1,085	1,145
2	Standard Industries Inc.	6.000%	10/15/25	4,295	4,671

2 Standard Industries Inc.	5.000%	2/15/27	495	516
TransDigm Inc.	6.500%	7/15/24	1,600	1,650
TransDigm Inc.	6.500%	5/15/25	2,635	2,711
United Rentals North America Inc.	4.625%	7/15/23	840	876
United Rentals North America Inc.	5.500%	7/15/25	1,025	1,101
United Rentals North America Inc.	4.625%	10/15/25	980	991
United Rentals North America Inc.	5.875%	9/15/26	1,215	1,320
United Rentals North America Inc.	5.500%	5/15/27	2,125	2,263
United Rentals North America Inc.	4.875%	1/15/28	1,725	1,731
2 USG Corp.	5.500%	3/1/25	263	281
2 USG Corp.	4.875%	6/1/27	465	485

Communication (22.0%)
2 Altice Financing SA	6.625%	2/15/23	1,365	1,447
2 Altice Luxembourg SA	7.625%	2/15/25	1,200	1,288
2 Altice US Finance I Corp.	5.500%	5/15/26	2,500	2,637
2 Bankrate Inc.	6.125%	8/15/18	385	385
Belo Corp.	7.750%	6/1/27	205	232
Belo Corp.	7.250%	9/15/27	616	693
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	3/15/21	250	257
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.250%	9/30/22	365	376
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	2/15/23	400	413
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.125%	5/1/23	2,990	3,110
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	9/1/23	1,150	1,192
CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	1/15/24	145	150
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.375%	5/1/25	2,441	2,529
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.750%	2/15/26	1,450	1,521
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.500%	5/1/26	1,686	1,745
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	5.875%	5/1/27	745	784
2 Cequel Communications Holdings I LLC /
Cequel Capital Corp.	5.125%	12/15/21	1,935	1,969
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	1,341	1,572
CSC Holdings LLC	8.625%	2/15/19	1,345	1,458
CSC Holdings LLC	6.750%	11/15/21	1,735	1,915
2 CSC Holdings LLC	5.500%	4/15/27	2,230	2,319
DISH DBS Corp.	6.750%	6/1/21	3,805	4,185
DISH DBS Corp.	5.875%	7/15/22	3,405	3,618
DISH DBS Corp.	5.000%	3/15/23	525	537
DISH DBS Corp.	5.875%	11/15/24	1,520	1,588
DISH DBS Corp.	7.750%	7/1/26	1,835	2,106
Embarq Corp.	7.995%	6/1/36	720	731
Gannett Co. Inc.	5.125%	7/15/20	1,995	2,045
2 Gannett Co. Inc.	4.875%	9/15/21	410	419
Gannett Co. Inc.	6.375%	10/15/23	1,150	1,222
2 Gannett Co. Inc.	5.500%	9/15/24	320	336
2 Gray Television Inc.	5.125%	10/15/24	1,751	1,762

2	Gray Television Inc.	5.875%	7/15/26	820	845
	Lamar Media Corp.	5.000%	5/1/23	1,070	1,109
	Lamar Media Corp.	5.375%	1/15/24	115	121
	Lamar Media Corp.	5.750%	2/1/26	170	184
	Level 3 Financing Inc.	5.375%	8/15/22	2,515	2,584
	Level 3 Financing Inc.	5.625%	2/1/23	870	896
	Level 3 Financing Inc.	5.125%	5/1/23	1,120	1,140
	Level 3 Financing Inc.	5.375%	1/15/24	450	461
	Level 3 Financing Inc.	5.375%	5/1/25	1,120	1,154
	Level 3 Financing Inc.	5.250%	3/15/26	1,500	1,534
	Liberty Interactive LLC	8.500%	7/15/29	1,465	1,641
	Liberty Interactive LLC	8.250%	2/1/30	3,945	4,379
	National CineMedia LLC	6.000%	4/15/22	345	352
	Netflix Inc.	5.500%	2/15/22	980	1,068
	Netflix Inc.	5.875%	2/15/25	2,995	3,287
2	Netflix Inc.	4.375%	11/15/26	1,265	1,268
	Nokia Oyj	4.375%	6/12/27	395	406
2	Numericable Group SA	6.000%	5/15/22	1,575	1,644
2	Numericable-SFR SA	7.375%	5/1/26	1,450	1,566
	Quebecor Media Inc.	5.750%	1/15/23	2,385	2,582
	Qwest Corp.	6.875%	9/15/33	481	469
	SBA Communications Corp.	4.875%	7/15/22	1,545	1,597
2	SFR Group SA	6.250%	5/15/24	550	578
2	Sinclair Television Group Inc.	5.625%	8/1/24	200	205
2	Sinclair Television Group Inc.	5.875%	3/15/26	2,740	2,808
2	Sinclair Television Group Inc.	5.125%	2/15/27	1,590	1,542
2	Sirius XM Radio Inc.	4.625%	5/15/23	390	402
2	Sirius XM Radio Inc.	6.000%	7/15/24	1,193	1,284
2	Sirius XM Radio Inc.	5.375%	4/15/25	382	403
2	Softbank Corp.	4.500%	4/15/20	2,845	2,927
	Sprint Capital Corp.	6.875%	11/15/28	4,015	4,497
	Sprint Capital Corp.	8.750%	3/15/32	635	811
2	Sprint Communications Inc.	7.000%	3/1/20	2,075	2,270
	Sprint Communications Inc.	6.000%	11/15/22	325	348
	Sprint Corp.	7.250%	9/15/21	2,590	2,868
	Sprint Corp.	7.875%	9/15/23	8,359	9,696
	Sprint Corp.	7.125%	6/15/24	1,726	1,937
	Sprint Corp.	7.625%	2/15/25	1,440	1,656
	T-Mobile USA Inc.	5.375%	4/15/27	2,945	3,166
	Telecom Italia Capital SA	6.375%	11/15/33	381	437
	Telecom Italia Capital SA	6.000%	9/30/34	1,005	1,106
	Telecom Italia Capital SA	7.721%	6/4/38	1,280	1,635
2	Telecom Italia SpA/Milano	5.303%	5/30/24	300	325
	Time Warner Cable LLC	5.875%	11/15/40	60	66
	Time Warner Cable LLC	5.500%	9/1/41	1,973	2,053
5,6 Tribune Company Bank Loan		4.235%	12/27/20	116	116
5,6 Tribune Company Bank Loan		4.235%	1/27/24	1,440	1,442
	Tribune Media Co.	5.875%	7/15/22	1,945	2,028
2	Unitymedia Hessen GmbH & Co. KG /
	Unitymedia NRW GmbH	5.500%	1/15/23	1,071	1,106
2	Univision Communications Inc.	5.125%	5/15/23	550	560
2	Univision Communications Inc.	5.125%	2/15/25	6,040	6,093
1	Viacom Inc.	5.875%	2/28/57	1,978	1,978
1	Viacom Inc.	6.250%	2/28/57	1,215	1,218
	Videotron Ltd.	5.000%	7/15/22	3,763	4,064
2	Videotron Ltd.	5.375%	6/15/24	260	282
2	Virgin Media Finance plc	6.000%	10/15/24	550	577

2	Virgin Media Secured Finance plc	5.500%	1/15/25	610	637
2	Virgin Media Secured Finance plc	5.500%	8/15/26	355	374
2	VTR Finance BV	6.875%	1/15/24	2,720	2,849
2	Wind Acquisition Finance SA	4.750%	7/15/20	2,185	2,212
2	Wind Acquisition Finance SA	7.375%	4/23/21	1,900	1,966
2	WMG Acquisition Corp.	6.750%	4/15/22	2,462	2,591
2	WMG Acquisition Corp.	5.000%	8/1/23	740	764
2	WMG Acquisition Corp.	4.875%	11/1/24	1,105	1,135
	Zayo Group LLC / Zayo Capital Inc.	6.000%	4/1/23	3,315	3,510
	Zayo Group LLC / Zayo Capital Inc.	6.375%	5/15/25	1,674	1,802
2	Zayo Group LLC / Zayo Capital Inc.	5.750%	1/15/27	445	471

	Consumer Cyclical (9.7%)
2	1011778 BC ULC / New Red Finance Inc.	4.250%	5/15/24	1,755	1,762
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	1,240	1,262
2	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	1,035	1,053
2	Adient Global Holdings Ltd.	4.875%	8/15/26	3,495	3,574
	American Axle & Manufacturing Inc.	6.625%	10/15/22	665	687
5,6 Asurion LLC, Bank Loan		4.235%	11/3/23	200	201
5,6 Bass Pro Group LLC Bank Loan		6.235%	12/15/23	1,323	1,245
5,6 Bass Pro Group LLC Bank Loan		6.235%	12/15/23	1,772	1,668
	CalAtlantic Group Inc.	5.875%	11/15/24	140	153
	CalAtlantic Group Inc.	5.250%	6/1/26	270	280
	CalAtlantic Group Inc.	5.000%	6/15/27	1,245	1,254
2	Cedar Fair LP / Canada's Wonderland Co. /
	Magnum Management Corp. / Millennium
	Op	5.375%	4/15/27	775	816
	Cedar Fair LP / Canada's Wonderland Co. /
	MagnumManagement Corp.	5.375%	6/1/24	835	878
2,7 CRC Escrow Issuer LLC / CRC Finco Inc.		5.250%	10/15/25	2,675	2,675
	Dana Holding Corp.	5.500%	12/15/24	1,055	1,103
	GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	105	110
	GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	2,630	2,880
	GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	1,810	1,977
	Goodyear Tire & Rubber Co.	5.125%	11/15/23	391	409
	Goodyear Tire & Rubber Co.	5.000%	5/31/26	478	498
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	2,519	2,588
	Group 1 Automotive Inc.	5.000%	6/1/22	1,335	1,378
2	Group 1 Automotive Inc.	5.250%	12/15/23	1,055	1,071
2	GW Honos Security Corp.	8.750%	5/15/25	1,385	1,479
2	Hanesbrands Inc.	4.625%	5/15/24	730	757
2	Hanesbrands Inc.	4.875%	5/15/26	735	764
	Hilton Domestic Operating Co. Inc.	4.250%	9/1/24	1,770	1,805
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.625%	4/1/25	3,025	3,116
	Hilton Worldwide Finance LLC / Hilton
	Worldwide Finance Corp.	4.875%	4/1/27	1,870	1,966
2	IHO Verwaltungs GmbH	4.750%	9/15/26	280	284
	KB Home	4.750%	5/15/19	830	855
	KB Home	8.000%	3/15/20	120	135
	KB Home	7.000%	12/15/21	230	258
	KB Home	7.500%	9/15/22	215	246
	KB Home	7.625%	5/15/23	1,300	1,485
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.000%	6/1/24	815	858
2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	5.250%	6/1/26	872	923

2	KFC Holding Co./Pizza Hut Holdings
	LLC/Taco Bell of America LLC	4.750%	6/1/27	935	963
	L Brands Inc.	6.625%	4/1/21	1,430	1,573
6,8 La Quinta Intermediate Holdings LLC Bank
	Loan	4.054%	4/14/21	1,810	1,819
	Lennar Corp.	4.750%	4/1/21	740	777
	Lennar Corp.	4.125%	1/15/22	1,015	1,048
	Lennar Corp.	4.875%	12/15/23	625	659
	Lennar Corp.	4.500%	4/30/24	2,075	2,142
	Neiman Marcus Group Inc.	7.125%	6/1/28	1,820	1,110
	Penske Automotive Group Inc.	5.750%	10/1/22	387	399
	Penske Automotive Group Inc.	5.375%	12/1/24	1,113	1,144
	PulteGroup Inc.	5.000%	1/15/27	130	135
	Service Corp. International	8.000%	11/15/21	1,225	1,439
	Service Corp. International	5.375%	1/15/22	905	931
2	Shea Homes LP / Shea Homes Funding Corp.	5.875%	4/1/23	450	461
2	Shea Homes LP / Shea Homes Funding Corp.	6.125%	4/1/25	450	465
	Toll Brothers Finance Corp.	4.875%	11/15/25	295	307
	Toll Brothers Finance Corp.	4.875%	3/15/27	1,955	2,015
	William Lyon Homes Inc.	7.000%	8/15/22	450	466
	William Lyon Homes Inc.	5.875%	1/31/25	1,415	1,450
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.500%	3/1/25	1,575	1,638
2	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corp.	5.250%	5/15/27	1,510	1,535
2	ZF North America Capital Inc.	4.500%	4/29/22	470	495
2	ZF North America Capital Inc.	4.750%	4/29/25	1,725	1,820

	Consumer Noncyclical (11.8%)
	Alere Inc.	6.500%	6/15/20	481	489
2	Alere Inc.	6.375%	7/1/23	1,135	1,220
	Aramark Services Inc.	5.125%	1/15/24	975	1,035
2	Aramark Services Inc.	5.000%	4/1/25	1,400	1,495
	Aramark Services Inc.	4.750%	6/1/26	580	608
2	Change Healthcare Holdings LLC / Change
	Healthcare Finance Inc.	5.750%	3/1/25	1,840	1,877
	CHS/Community Health Systems Inc.	7.125%	7/15/20	1,060	957
	CHS/Community Health Systems Inc.	5.125%	8/1/21	525	518
	CHS/Community Health Systems Inc.	6.875%	2/1/22	5,455	4,282
	CHS/Community Health Systems Inc.	6.250%	3/31/23	3,450	3,407
2	Endo Finance LLC / Endo Finco Inc.	6.000%	2/1/25	2,845	2,333
2	Endo Finance LLC / Endo Ltd. / Endo Finco
	Inc.	6.000%	7/15/23	2,515	2,075
2	Envision Healthcare Corp.	5.125%	7/1/22	2,806	2,904
	Envision Healthcare Corp.	5.625%	7/15/22	2,645	2,757
	HCA Holdings Inc.	6.250%	2/15/21	1,020	1,099
	HCA Inc.	6.500%	2/15/20	3,875	4,219
	HCA Inc.	5.875%	3/15/22	1,850	2,049
	HCA Inc.	4.750%	5/1/23	2,100	2,218
	HCA Inc.	5.875%	5/1/23	300	326
	HCA Inc.	5.375%	2/1/25	505	533
	HCA Inc.	5.250%	4/15/25	1,500	1,622
	HCA Inc.	7.690%	6/15/25	130	151
	HCA Inc.	5.875%	2/15/26	1,900	2,040
	HCA Inc.	5.250%	6/15/26	975	1,051
2	inVentiv Group Holdings Inc/inVentiv Health
	Inc/inVentiv Health Clinical Inc.	7.500%	10/1/24	477	529

2	Kinetic Concepts Inc / KCI USA Inc.	7.875%	2/15/21	1,570	1,647
2	Lamb Weston Holdings Inc.	4.625%	11/1/24	1,040	1,086
2	Lamb Weston Holdings Inc.	4.875%	11/1/26	1,040	1,089
5,6 Lands' End, Inc. Bank Loan		4.485%	3/12/21	3,069	2,529
	LifePoint Health Inc.	5.375%	5/1/24	1,463	1,522
2	MEDNAX Inc.	5.250%	12/1/23	580	607
2	MPH Acquisition Holdings LLC	7.125%	6/1/24	1,590	1,707
2	Post Holdings Inc.	5.500%	3/1/25	795	826
2	Post Holdings Inc.	5.000%	8/15/26	3,495	3,486
2	Post Holdings Inc.	5.750%	3/1/27	970	999
2	Quintiles IMS Inc.	5.000%	10/15/26	1,130	1,198
2	Quintiles Transnational Holdings Inc.	4.875%	5/15/23	750	780
	Revlon Consumer Products Corp.	5.750%	2/15/21	570	496
	Revlon Consumer Products Corp.	6.250%	8/1/24	2,130	1,640
5,6 Revlon Consumer Products Corp. Bank Loan		4.735%	9/7/23	176	157
5,6 Revlon Consumer Products Corp. Bank Loan		4.735%	9/7/23	597	534
5,6 Revlon Consumer Products Corp. Bank Loan		4.735%	9/7/23	12	11
2	Sterigenics-Nordion Holdings LLC	6.500%	5/15/23	1,915	1,987
2	Sterigenics-Nordion Topco LLC	8.125%	11/1/21	600	612
	Tenet Healthcare Corp.	5.500%	3/1/19	785	802
	Tenet Healthcare Corp.	4.750%	6/1/20	835	862
	Tenet Healthcare Corp.	4.500%	4/1/21	932	949
	Tenet Healthcare Corp.	4.375%	10/1/21	3,520	3,568
2	Tenet Healthcare Corp.	7.500%	1/1/22	130	137
	Tenet Healthcare Corp.	8.125%	4/1/22	940	956
2	Tenet Healthcare Corp.	4.625%	7/15/24	279	276
	THC Escrow Corp. II	6.750%	6/15/23	40	38
2	Valeant Pharmaceuticals International Inc.	5.375%	3/15/20	2,445	2,439
2	Valeant Pharmaceuticals International Inc.	6.375%	10/15/20	1,550	1,554
2	Valeant Pharmaceuticals International Inc.	6.500%	3/15/22	620	656
2	Valeant Pharmaceuticals International Inc.	7.000%	3/15/24	1,390	1,480
2	Vizient Inc.	10.375%	3/1/24	875	1,006
2	VRX Escrow Corp.	6.125%	4/15/25	2,100	1,838
2	West Street Merger Sub Inc.	6.375%	9/1/25	3,410	3,401

	Energy (13.4%)
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.625%	5/20/24	1,395	1,479
	AmeriGas Finance LLC / AmeriGas Finance
	Corp.	5.875%	8/20/26	1,395	1,451
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.500%	5/20/25	620	637
	AmeriGas Partners LP / AmeriGas Finance
	Corp.	5.750%	5/20/27	1,745	1,784
	Anadarko Petroleum Corp.	5.550%	3/15/26	145	162
	Anadarko Petroleum Corp.	6.200%	3/15/40	731	846
	Anadarko Petroleum Corp.	6.600%	3/15/46	240	295
	Andeavor	5.125%	4/1/24	996	1,052
2	Andeavor	5.125%	12/15/26	665	728
	Antero Resources Corp.	5.125%	12/1/22	1,445	1,474
2	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	1,233	1,273
2	Chesapeake Energy Corp.	8.000%	6/15/27	2,300	2,277
	Continental Resources Inc.	5.000%	9/15/22	3,354	3,413
	Continental Resources Inc.	4.500%	4/15/23	2,280	2,286
	Continental Resources Inc.	3.800%	6/1/24	505	486
	Continental Resources Inc.	4.900%	6/1/44	706	641
2	DCP Midstream LLC	9.750%	3/15/19	450	493

2	DCP Midstream LLC	5.350%	3/15/20	335	350
	DCP Midstream Operating LP	2.700%	4/1/19	600	595
2	DCP Midstream Operating LP	4.750%	9/30/21	597	612
	DCP Midstream Operating LP	4.950%	4/1/22	1,436	1,490
	DCP Midstream Operating LP	3.875%	3/15/23	801	789
	DCP Midstream Operating LP	5.600%	4/1/44	875	820
2,3 Diamond BC BV		5.625%	8/15/25	1,490	1,787
	Diamondback Energy Inc.	4.750%	11/1/24	175	178
	Diamondback Energy Inc.	5.375%	5/31/25	1,430	1,487
	Energy Transfer Equity LP	7.500%	10/15/20	2,460	2,774
	Energy Transfer Equity LP	5.875%	1/15/24	1,656	1,788
	Energy Transfer Equity LP	5.500%	6/1/27	2,985	3,142
	Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	5/1/21	2,560	2,483
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	1/15/22	474	459
	Ferrellgas LP / Ferrellgas Finance Corp.	6.750%	6/15/23	769	740
	Kerr-McGee Corp.	6.950%	7/1/24	985	1,180
	Kinder Morgan Inc.	7.750%	1/15/32	740	950
	Laredo Petroleum Inc.	5.625%	1/15/22	2,107	2,125
	Laredo Petroleum Inc.	7.375%	5/1/22	550	569
	Laredo Petroleum Inc.	6.250%	3/15/23	2,158	2,233
	Marathon Oil Corp.	3.850%	6/1/25	1,190	1,186
	Marathon Oil Corp.	6.800%	3/15/32	250	285
	Marathon Oil Corp.	6.600%	10/1/37	300	344
	Marathon Oil Corp.	5.200%	6/1/45	395	397
	Matador Resources Co.	6.875%	4/15/23	3,090	3,279
2	MEG Energy Corp.	6.375%	1/30/23	850	739
2	MEG Energy Corp.	7.000%	3/31/24	1,439	1,237
2	MEG Energy Corp.	6.500%	1/15/25	2,850	2,772
	MPLX LP	4.875%	12/1/24	1,410	1,520
	MPLX LP	4.875%	6/1/25	2,685	2,877
	Newfield Exploration Co.	5.625%	7/1/24	600	642
2	NGPL PipeCo LLC	4.375%	8/15/22	400	415
2	NGPL PipeCo LLC	4.875%	8/15/27	475	498
2	Parsley Energy LLC / Parsley Finance Corp.	5.375%	1/15/25	1,344	1,371
2	Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	190	193
	QEP Resources Inc.	6.800%	3/1/20	220	229
	QEP Resources Inc.	6.875%	3/1/21	913	959
	QEP Resources Inc.	5.375%	10/1/22	670	657
	QEP Resources Inc.	5.250%	5/1/23	1,262	1,227
	Rice Energy Inc.	7.250%	5/1/23	1,040	1,123
2	RSP Permian Inc.	5.250%	1/15/25	900	915
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,255	1,404
	SESI LLC	7.125%	12/15/21	530	542
2	SESI LLC	7.750%	9/15/24	1,045	1,088
	SM Energy Co.	6.500%	11/15/21	100	101
	SM Energy Co.	6.125%	11/15/22	935	940
	SM Energy Co.	6.500%	1/1/23	75	76
	SM Energy Co.	5.000%	1/15/24	1,994	1,879
	SM Energy Co.	5.625%	6/1/25	1,151	1,102
	SM Energy Co.	6.750%	9/15/26	500	501
2	Southern Star Central Corp.	5.125%	7/15/22	480	497
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.500%	10/15/19	165	174
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.250%	10/15/22	1,120	1,191
	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	6.375%	5/1/24	1,280	1,389

	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp.	5.250%	1/15/25	1,510	1,616
	Weatherford International Ltd.	7.000%	3/15/38	517	460
	Weatherford International Ltd.	6.750%	9/15/40	1,918	1,683
	Weatherford International Ltd.	5.950%	4/15/42	1,215	996
	Williams Cos. Inc.	7.875%	9/1/21	510	597
	Williams Cos. Inc.	3.700%	1/15/23	1,225	1,221
	Williams Cos. Inc.	4.550%	6/24/24	681	703
	Williams Cos. Inc.	5.750%	6/24/44	1,200	1,269
	WPX Energy Inc.	6.000%	1/15/22	2,706	2,801
	WPX Energy Inc.	5.250%	9/15/24	3,354	3,362

	Other Industrial (0.5%)
2	Brand Energy & Infrastructure Services Inc.	8.500%	7/15/25	1,482	1,598
6,8 HD Supply Waterworks LTD. Bank Loan		4.455%	8/1/24	270	271
2	KAR Auction Services Inc.	5.125%	6/1/25	1,295	1,347

	Technology (7.4%)
	Alcatel-Lucent USA Inc.	6.500%	1/15/28	1,355	1,534
	Alcatel-Lucent USA Inc.	6.450%	3/15/29	2,505	2,837
2	Camelot Finance SA	7.875%	10/15/24	1,874	2,014
2	CDK Global Inc.	4.875%	6/1/27	585	603
	CDW LLC / CDW Finance Corp.	5.000%	9/1/23	730	763
	CDW LLC / CDW Finance Corp.	5.500%	12/1/24	485	540
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	760	800
	Equinix Inc.	5.375%	4/1/23	680	707
	Equinix Inc.	5.875%	1/15/26	370	406
	Equinix Inc.	5.375%	5/15/27	1,350	1,465
2	First Data Corp.	5.375%	8/15/23	2,265	2,367
2	First Data Corp.	7.000%	12/1/23	5,565	5,948
2	First Data Corp.	5.000%	1/15/24	1,500	1,558
2	First Data Corp.	5.750%	1/15/24	3,901	4,086
5,6 First Data Corp. Bank Loan		3.487%	7/8/22	590	590
	Infor US Inc.	6.500%	5/15/22	3,060	3,167
	Iron Mountain Inc.	5.750%	8/15/24	1,032	1,062
2	Iron Mountain Inc.	4.875%	9/15/27	1,245	1,270
2	MSCI Inc.	5.250%	11/15/24	395	420
2	MSCI Inc.	5.750%	8/15/25	1,560	1,702
2	MSCI Inc.	4.750%	8/1/26	510	535
	NCR Corp.	4.625%	2/15/21	2,375	2,417
	NCR Corp.	5.875%	12/15/21	145	150
	NCR Corp.	5.000%	7/15/22	600	615
	NCR Corp.	6.375%	12/15/23	455	486
	Nokia Oyj	6.625%	5/15/39	3,550	4,096
2	Open Text Corp.	5.625%	1/15/23	1,070	1,121
2	Open Text Corp.	5.875%	6/1/26	1,345	1,473
	Pitney Bowes Inc.	4.700%	4/1/23	980	960
2	Sensata Technologies BV	5.625%	11/1/24	575	627
2	Sensata Technologies BV	5.000%	10/1/25	1,625	1,708
2	Sensata Technologies UK Financing Co. plc	6.250%	2/15/26	1,520	1,661
	SS&C Technologies Holdings Inc.	5.875%	7/15/23	890	936
2	Symantec Corp.	5.000%	4/15/25	1,920	2,005

	Transportation (1.9%)
2	Avis Budget Car Rental LLC / Avis Budget
	Finance Inc.	5.125%	6/1/22	1,876	1,904

Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.500%	4/1/23	2,328	2,380
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	6.375%	4/1/24	715	746
2 Avis Budget Car Rental LLC / Avis Budget
Finance Inc.	5.250%	3/15/25	600	599
1 Continental Airlines 2007-1 Class B Pass
Through Trust	6.903%	4/19/22	239	252
Hertz Corp.	6.750%	4/15/19	720	719
Hertz Corp.	5.875%	10/15/20	1,330	1,313
Hertz Corp.	7.375%	1/15/21	2,230	2,236
2 Hertz Corp.	7.625%	6/1/22	830	855
2 Hertz Corp.	5.500%	10/15/24	3,240	2,916
				593,177
Utilities (1.8%)
Electric (1.8%)
AES Corp.	4.875%	5/15/23	600	617
AES Corp.	5.500%	3/15/24	4,236	4,421
AES Corp.	5.500%	4/15/25	150	158
AES Corp.	5.125%	9/1/27	1,285	1,317
2 NextEra Energy Operating Partners LP	4.250%	9/15/24	645	660
2 NextEra Energy Operating Partners LP	4.500%	9/15/27	700	714
NRG Energy Inc.	7.875%	5/15/21	44	45
NRG Energy Inc.	6.250%	7/15/22	1,544	1,617
NRG Energy Inc.	6.625%	3/15/23	300	310
NRG Energy Inc.	6.250%	5/1/24	1,416	1,476
NRG Energy Inc.	7.250%	5/15/26	1,425	1,532
				12,867
Total Corporate Bonds (Cost $649,920)				674,677
Sovereign Bonds (0.2%)
2 DAE Funding LLC	4.500%	8/1/22	825	845
2 DAE Funding LLC	5.000%	8/1/24	850	871
Total Sovereign Bonds (Cost $1,675)				1,716
Temporary Cash Investment (3.8%)
Repurchase Agreement (3.8%)
Bank of America Securities, LLC
(Dated 9/29/17, Repurchase Value
$27,102,000, collateralized by Government
National Mortgage Assn., 4.000%, 4/20/47,
with a value of $27,642,000) (Cost $27,100)	1.070%	10/2/17	27,100	27,100
Total Investments (98.4%) (Cost $678,695)				703,493
Other Asset and Liabilities-Net (1.6%)9				11,593
Net Assets (100%)				715,086

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $261,316,000, representing 36.5% of net assets.
3 Face amount denominated in euro.
4 Face amount denominated in British pounds.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At
September 30, 2017, the aggregate value of these securities was $10,583,000, representing 1.5% of net assets.

7 Security value determined using significant unobservable inputs.
8 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
9 Cash of $635,000 has been segregated as initial margin for open cleared swap contracts.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs International	10/31/17	USD	6,843	EUR	5,782	(2)
Barclays Bank plc	10/31/17	USD	167	GBP	124	1
						(1)

EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

Centrally Cleared Credit Default Swaps

				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S29-V1	12/20/22	USD	10,000	5.000	783	47
Credit Protection Purchased

Tenet Healthcare Corp.	12/20/22	USD	145	(5.000)	4	4

					787	51

1. Periodic premium received/paid quarterly.
USD—U.S. dollar.

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	672,002	2,675
Sovereign Bonds	—	1,716	—
Temporary Cash Investments	—	27,100	—
Forward Currency Contracts—Assets	—	1	—
Forward Currency Contracts—Liabilities	—	(2)	—
Swap Contracts—Assets[1]	24	—	—
Total	24	700,817	2,675
1 Represents variation margin on the last day of the reporting period.

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. At September 30, 2017, the cost of investment securities for tax purposes was $678,695,000. Net unrealized appreciation of investment securities for tax purposes was $24,798,000, consisting of unrealized gains of $32,799,000 on securities that had risen in value since their purchase and $8,001,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)1
Basic Materials (4.4%)
Newmont Mining Corp.	245,610	9,213
* Freeport-McMoRan Inc.	599,932	8,423
Albemarle Corp.	50,879	6,935
Celanese Corp. Class A	63,350	6,606
FMC Corp.	61,914	5,530
Eastman Chemical Co.	60,067	5,435
International Flavors & Fragrances Inc.	36,364	5,197
Arconic Inc.	203,551	5,064
Avery Dennison Corp.	40,818	4,014
CF Industries Holdings Inc.	107,401	3,776
Mosaic Co.	161,588	3,489
* Axalta Coating Systems Ltd.	101,154	2,925
Reliance Steel & Aluminum Co.	32,030	2,440
* Alcoa Corp.	42,388	1,976
Westlake Chemical Corp.	17,902	1,487
WR Grace & Co.	15,798	1,140
		73,650
Consumer Goods (11.3%)
Newell Brands Inc.	226,084	9,647
Clorox Co.	59,446	7,841
Dr Pepper Snapple Group Inc.	83,682	7,403
* Mohawk Industries Inc.	29,100	7,203
Molson Coors Brewing Co. Class B	80,874	6,603
DR Horton Inc.	163,747	6,538
Conagra Brands Inc.	191,378	6,457
Whirlpool Corp.	33,609	6,199
Genuine Parts Co.	64,234	6,144
Delphi Automotive plc	61,447	6,046
McCormick & Co. Inc.	55,122	5,658
Church & Dwight Co. Inc.	115,193	5,581
Lear Corp.	31,394	5,434
Coach Inc.	130,130	5,242
JM Smucker Co.	49,601	5,205
Hasbro Inc.	51,946	5,074
BorgWarner Inc.	97,446	4,992
Lennar Corp. Class A	93,409	4,932
* LKQ Corp.	135,217	4,866
Tyson Foods Inc. Class A	66,593	4,691
* NVR Inc.	1,637	4,674
PVH Corp.	35,858	4,520
Bunge Ltd.	64,822	4,503
Hanesbrands Inc.	168,062	4,141
Snap-on Inc.	26,599	3,963
Hormel Foods Corp.	121,906	3,918
Harley-Davidson Inc.	78,793	3,799
Leucadia National Corp.	149,005	3,762
* WABCO Holdings Inc.	24,775	3,667

	Coty Inc. Class A	207,631	3,432
	PulteGroup Inc.	125,414	3,428
*	Michael Kors Holdings Ltd.	66,549	3,184
	Lamb Weston Holdings Inc.	67,553	3,168
	Polaris Industries Inc.	27,450	2,872
*	Lululemon Athletica Inc.	43,864	2,730
	Mattel Inc.	157,859	2,444
	Ralph Lauren Corp. Class A	25,619	2,262
	Ingredion Inc.	16,508	1,991
	Goodyear Tire & Rubber Co.	57,934	1,926
*,^ Under Armour Inc. Class A		85,707	1,412
*	Under Armour Inc.	86,191	1,295
*	Pilgrim's Pride Corp.	23,116	657
	Lennar Corp. Class B	4,460	201
			189,705
Consumer Services (10.5%)
	Royal Caribbean Cruises Ltd.	79,391	9,411
*	Dollar Tree Inc.	103,912	9,022
	Expedia Inc.	57,654	8,299
	MGM Resorts International	238,396	7,769
	Nielsen Holdings plc	164,212	6,807
	Best Buy Co. Inc.	119,364	6,799
*	CarMax Inc.	84,384	6,397
*	Ulta Beauty Inc.	27,136	6,134
	Ross Stores Inc.	89,600	5,785
	Wynn Resorts Ltd.	37,836	5,635
	Tiffany & Co.	54,468	4,999
	Wyndham Worldwide Corp.	44,960	4,739
*	Liberty Interactive Corp. QVC Group Class A	194,859	4,593
	Aramark	112,861	4,583
*	Norwegian Cruise Line Holdings Ltd.	84,288	4,556
	Darden Restaurants Inc.	57,770	4,551
	Viacom Inc. Class B	162,313	4,519
	Alaska Air Group Inc.	56,817	4,333
*	Chipotle Mexican Grill Inc. Class A	13,168	4,053
*	AutoZone Inc.	6,447	3,837
	Interpublic Group of Cos. Inc.	180,982	3,763
	Gap Inc.	127,412	3,762
	Tractor Supply Co.	58,276	3,688
*	United Continental Holdings Inc.	59,703	3,635
	Kohl's Corp.	78,425	3,580
	Scripps Networks Interactive Inc. Class A	39,755	3,415
	FactSet Research Systems Inc.	18,118	3,263
*	Liberty Media Corp-Liberty SiriusXM Class C	77,068	3,227
	Advance Auto Parts Inc.	32,262	3,200
	AmerisourceBergen Corp. Class A	37,840	3,131
	Macy's Inc.	140,387	3,063
	News Corp. Class A	229,929	3,049
	Nordstrom Inc.	53,638	2,529
	L Brands Inc.	56,335	2,344
	Domino's Pizza Inc.	11,094	2,203
*	TripAdvisor Inc.	49,438	2,004
*	Discovery Communications Inc.	95,563	1,936
*	Liberty Media Corp-Liberty SiriusXM Class A	38,153	1,599
*	Discovery Communications Inc. Class A	70,784	1,507
	H&R Block Inc.	48,040	1,272
*	Hyatt Hotels Corp. Class A	19,657	1,215

Foot Locker Inc.	30,350	1,069
Bed Bath & Beyond Inc.	31,832	747
^ Viacom Inc. Class A	4,650	171
News Corp. Class B	3,475	47
		176,240
Financials (22.9%)
Digital Realty Trust Inc.	94,582	11,192
Moody's Corp.	74,887	10,425
M&T Bank Corp.	63,083	10,159
KeyCorp	501,759	9,443
Hartford Financial Services Group Inc.	168,070	9,316
Willis Towers Watson plc	58,855	9,077
Citizens Financial Group Inc.	230,597	8,733
Principal Financial Group Inc.	133,338	8,579
Regions Financial Corp.	550,416	8,383
* SBA Communications Corp. Class A	55,423	7,984
Essex Property Trust Inc.	30,452	7,736
First Republic Bank	72,662	7,590
Lincoln National Corp.	101,985	7,494
Realty Income Corp.	126,492	7,234
Huntington Bancshares Inc.	502,629	7,017
* IHS Markit Ltd.	156,258	6,888
Invesco Ltd.	187,394	6,566
* Markel Corp.	6,087	6,501
Host Hotels & Resorts Inc.	340,810	6,302
Comerica Inc.	81,001	6,177
Annaly Capital Management Inc.	501,081	6,108
Equifax Inc.	55,417	5,874
AvalonBay Communities Inc.	31,879	5,688
FNF Group	119,544	5,674
* Arch Capital Group Ltd.	57,203	5,634
Mid-America Apartment Communities Inc.	52,316	5,592
* E*TRADE Financial Corp.	126,441	5,514
Cincinnati Financial Corp.	71,749	5,494
Unum Group	103,927	5,314
* CBRE Group Inc. Class A	140,070	5,306
Alexandria Real Estate Equities Inc.	43,120	5,130
Arthur J Gallagher & Co.	82,972	5,107
Raymond James Financial Inc.	59,762	5,040
Ally Financial Inc.	207,059	5,023
Affiliated Managers Group Inc.	25,750	4,888
MSCI Inc. Class A	41,455	4,846
Duke Realty Corp.	164,242	4,733
* Liberty Broadband Corp.	49,554	4,722
UDR Inc.	123,578	4,700
XL Group Ltd.	118,746	4,684
SL Green Realty Corp.	45,586	4,619
Iron Mountain Inc.	115,842	4,506
Extra Space Storage Inc.	55,191	4,411
Zions Bancorporation	93,363	4,405
Nasdaq Inc.	53,779	4,172
Reinsurance Group of America Inc. Class A	29,697	4,144
Regency Centers Corp.	66,746	4,141
Federal Realty Investment Trust	33,279	4,134
Western Union Co.	214,336	4,115
Torchmark Corp.	50,870	4,074
SEI Investments Co.	65,681	4,010

Camden Property Trust	42,556	3,892
AGNC Investment Corp.	178,528	3,870
* Alleghany Corp.	6,750	3,740
VEREIT Inc.	449,279	3,724
Kimco Realty Corp.	186,410	3,644
Macerich Co.	65,227	3,585
Voya Financial Inc.	82,971	3,310
Everest Re Group Ltd.	14,180	3,239
CIT Group Inc.	62,550	3,068
Vornado Realty Trust	39,252	3,018
HCP Inc.	107,891	3,003
People's United Financial Inc.	158,517	2,875
* Athene Holding Ltd. Class A	52,444	2,824
CBOE Holdings Inc.	26,036	2,802
WR Berkley Corp.	41,897	2,796
New York Community Bancorp Inc.	214,017	2,759
Lazard Ltd. Class A	59,760	2,702
Brixmor Property Group Inc.	140,101	2,634
Jones Lang LaSalle Inc.	20,862	2,576
* SVB Financial Group	12,150	2,273
Axis Capital Holdings Ltd.	38,426	2,202
* Brighthouse Financial Inc.	35,960	2,186
Assurant Inc.	12,512	1,195
* Liberty Broadband Corp. Class A	11,313	1,065
Invitation Homes Inc.	43,347	982
		384,562
Health Care (8.4%)
CR Bard Inc.	33,511	10,740
* Edwards Lifesciences Corp.	97,382	10,645
* Incyte Corp.	80,653	9,415
* BioMarin Pharmaceutical Inc.	80,866	7,526
* Centene Corp.	75,453	7,302
* Laboratory Corp. of America Holdings	46,884	7,078
* Quintiles IMS Holdings Inc.	68,066	6,471
Dentsply Sirona Inc.	105,677	6,321
* Waters Corp.	34,920	6,269
* IDEXX Laboratories Inc.	40,187	6,249
* Align Technology Inc.	33,214	6,187
* Henry Schein Inc.	73,153	5,998
Quest Diagnostics Inc.	62,828	5,883
Cooper Cos. Inc.	22,495	5,334
Perrigo Co. plc	62,366	5,279
ResMed Inc.	65,519	5,042
* Hologic Inc.	129,326	4,745
Universal Health Services Inc. Class B	40,674	4,512
* Varian Medical Systems Inc.	42,242	4,227
* DaVita Inc.	70,387	4,180
* Jazz Pharmaceuticals plc	26,296	3,846
* Alkermes plc	70,738	3,596
* Envision Healthcare Corp.	27,910	1,255
* Seattle Genetics Inc.	21,508	1,170
* TESARO Inc.	8,750	1,130
		140,400
Industrials (16.9%)
* Fiserv Inc.	97,052	12,516
Amphenol Corp. Class A	140,894	11,925

	Roper Technologies Inc.	47,097	11,463
	Rockwell Collins Inc.	74,949	9,797
	Waste Connections Inc.	121,659	8,511
*	Mettler-Toledo International Inc.	11,820	7,401
	Vulcan Materials Co.	60,928	7,287
	AMETEK Inc.	106,433	7,029
	L3 Technologies Inc.	36,028	6,789
	Ball Corp.	161,995	6,690
	Global Payments Inc.	70,220	6,673
	WestRock Co.	116,997	6,637
	Dover Corp.	71,756	6,558
*	FleetCor Technologies Inc.	42,310	6,548
	Fastenal Co.	132,640	6,046
*	Verisk Analytics Inc. Class A	72,003	5,990
	Martin Marietta Materials Inc.	28,934	5,967
	Textron Inc.	109,679	5,910
	Masco Corp.	147,028	5,736
	Cintas Corp.	38,927	5,616
	TransDigm Group Inc.	21,512	5,500
*	United Rentals Inc.	39,023	5,414
	Kansas City Southern	48,673	5,290
*	Vantiv Inc. Class A	74,860	5,275
	Xylem Inc.	82,668	5,178
	Pentair plc	75,203	5,111
	Total System Services Inc.	76,516	5,012
	Expeditors International of Washington Inc.	83,233	4,982
	CH Robinson Worldwide Inc.	64,821	4,933
	Alliance Data Systems Corp.	21,709	4,810
	Fortune Brands Home & Security Inc.	70,916	4,768
*	Trimble Inc.	116,671	4,579
	WW Grainger Inc.	25,311	4,550
	JB Hunt Transport Services Inc.	40,407	4,488
	Owens Corning	51,321	3,970
*	Sensata Technologies Holding NV	78,844	3,790
	Sealed Air Corp.	87,808	3,751
*	Crown Holdings Inc.	62,120	3,710
*	First Data Corp. Class A	203,463	3,670
	ManpowerGroup Inc.	30,828	3,632
	Acuity Brands Inc.	19,456	3,332
	Xerox Corp.	99,457	3,311
*	Arrow Electronics Inc.	40,780	3,279
	Jacobs Engineering Group Inc.	55,427	3,230
	Wabtec Corp.	39,927	3,024
	Hubbell Inc. Class B	25,295	2,935
*	Stericycle Inc.	39,310	2,815
	Robert Half International Inc.	55,349	2,786
	Fluor Corp.	64,477	2,714
	Macquarie Infrastructure Corp.	36,155	2,610
	Flowserve Corp.	60,207	2,564
	Packaging Corp. of America	21,796	2,500
	Allison Transmission Holdings Inc.	65,327	2,452
	Huntington Ingalls Industries Inc.	10,480	2,373
	FLIR Systems Inc.	31,767	1,236
			284,663
Oil & Gas (4.7%)
*	Concho Resources Inc.	68,505	9,023
	Andeavor	68,655	7,082

	Noble Energy Inc.	224,084	6,355
	National Oilwell Varco Inc.	175,082	6,256
	Cabot Oil & Gas Corp.	212,983	5,697
	Marathon Oil Corp.	392,167	5,318
	EQT Corp.	80,014	5,220
	Cimarex Energy Co.	43,883	4,988
	Devon Energy Corp.	115,065	4,224
*	Cheniere Energy Inc.	93,224	4,199
	Baker Hughes a GE Co.	98,864	3,620
	OGE Energy Corp.	91,966	3,314
	Hess Corp.	69,721	3,269
	Targa Resources Corp.	49,616	2,347
*	Antero Resources Corp.	101,775	2,025
*	Continental Resources Inc.	43,114	1,665
	HollyFrontier Corp.	40,671	1,463
	Helmerich & Payne Inc.	22,592	1,177
	Range Resources Corp.	57,311	1,122
			78,364
Technology (14.2%)
	Lam Research Corp.	74,905	13,861
	Western Digital Corp.	134,313	11,605
*	Autodesk Inc.	101,638	11,410
*	Cerner Corp.	145,285	10,362
	Microchip Technology Inc.	107,360	9,639
	Symantec Corp.	283,489	9,301
*	ServiceNow Inc.	78,748	9,255
*	Red Hat Inc.	81,871	9,076
	Skyworks Solutions Inc.	84,773	8,638
	Xilinx Inc.	114,720	8,126
	KLA-Tencor Corp.	72,227	7,656
	Harris Corp.	56,146	7,393
*	Dell Technologies Inc. Class V	95,650	7,385
*	Workday Inc. Class A	60,370	6,363
	Motorola Solutions Inc.	74,916	6,358
	Maxim Integrated Products Inc.	129,894	6,197
*	Palo Alto Networks Inc.	40,169	5,788
*	Synopsys Inc.	69,332	5,583
	NetApp Inc.	124,504	5,448
*	Citrix Systems Inc.	66,282	5,092
*	Gartner Inc.	39,662	4,934
	Juniper Networks Inc.	175,609	4,887
	CA Inc.	145,494	4,857
*	ANSYS Inc.	38,999	4,786
*,^ Advanced Micro Devices Inc.		370,314	4,722
*	Twitter Inc.	271,828	4,586
	Seagate Technology plc	134,287	4,454
*	Splunk Inc.	63,832	4,240
*	VeriSign Inc.	39,196	4,170
*	Qorvo Inc.	58,631	4,144
*	Arista Networks Inc.	21,766	4,127
	CDK Global Inc.	64,701	4,082
*	Akamai Technologies Inc.	75,171	3,662
*	F5 Networks Inc.	29,336	3,537
	Marvell Technology Group Ltd.	173,600	3,108
	LogMeIn Inc.	24,279	2,672
	Garmin Ltd.	47,673	2,573
*	Cadence Design Systems Inc.	62,371	2,462

* Square Inc.			55,265	1,592
* Premier Inc. Class A			24,649	803
				238,934
Telecommunications (0.9%)
* Level 3 Communications Inc.			133,622	7,121
CenturyLink Inc.			253,336	4,788
* Zayo Group Holdings Inc.			73,727	2,538
				14,447
Utilities (5.4%)
ONEOK Inc.			175,341	9,716
WEC Energy Group Inc.			145,597	9,141
DTE Energy Co.			82,770	8,886
Eversource Energy			146,261	8,840
American Water Works Co. Inc.			82,090	6,642
Ameren Corp.			111,748	6,463
Entergy Corp.			82,657	6,312
CMS Energy Corp.			129,893	6,017
CenterPoint Energy Inc.			198,498	5,798
Alliant Energy Corp.			106,392	4,423
Pinnacle West Capital Corp.			51,490	4,354
NiSource Inc.			150,099	3,841
AES Corp.			304,083	3,351
FirstEnergy Corp.			102,670	3,165
SCANA Corp.			62,725	3,041
Avangrid Inc.			28,432	1,348
				91,338
Total Common Stocks (Cost $1,267,231)				1,672,303
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund	1.223%		64,757	6,477

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.980%	10/5/17	200	200
Total Temporary Cash Investments (Cost $6,677)				6,677
Total Investments (100.0%) (Cost $1,273,908)				1,678,980
Other Asset and Liabilities-Net (0.0%)3,4				(574)
Net Assets (100%)				1,678,406

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,637,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.9% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,678,000 of collateral received for securities on loan.
4 Cash of $318,000 has been segregated as initial margin for open futures contracts.

Vanguard Mid-Cap Index Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	32	4,026	30
E-mini S&P Mid-Cap 400 Index	December 2017	8	1,436	39
				69

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,672,303	—	—
Temporary Cash Investments	6,477	200	—
Futures Contracts—Assets[1]	15	—	—
Total	1,678,795	200	—

Vanguard Mid-Cap Index Portfolio

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $1,273,908,000. Net unrealized appreciation of investment securities for tax purposes was $405,072,000, consisting of unrealized gains of $454,771,000 on securities that had risen in value since their purchase and $49,699,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Money Market Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

				Face	Market
			Maturity	Amount	Value•
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (35.3%)
2	Fannie Mae Discount Notes	1.031%	10/11/17	85	85
3	Federal Home Loan Bank Discount Notes	1.050%–1.051%	10/3/17	14,179	14,178
3	Federal Home Loan Bank Discount Notes	1.050%–1.051%	10/4/17	8,950	8,949
3	Federal Home Loan Bank Discount Notes	1.050%	10/6/17	11,450	11,448
3	Federal Home Loan Bank Discount Notes	1.051%	10/10/17	1,900	1,900
3	Federal Home Loan Bank Discount Notes	1.030%–1.051%	10/11/17	25,800	25,793
3	Federal Home Loan Bank Discount Notes	1.031%	10/13/17	7,998	7,995
3	Federal Home Loan Bank Discount Notes	1.036%–1.051%	10/18/17	12,000	11,994
3	Federal Home Loan Bank Discount Notes	1.051%	10/23/17	3,800	3,798
3	Federal Home Loan Bank Discount Notes	1.031%	10/30/17	2,900	2,898
3	Federal Home Loan Bank Discount Notes	1.051%	11/9/17	4,000	3,995
2	Federal Home Loan Mortgage Corp.	1.020%–1.040%	10/5/17	1,284	1,284
2	Freddie Mac Discount Notes	1.041%–1.051%	10/18/17	12,500	12,494
	United States Treasury Bill	1.020%–1.043%	11/9/17	74,199	74,116
	United States Treasury Bill	1.025%	11/16/17	25,000	24,967
	United States Treasury Bill	1.056%	11/24/17	15,000	14,976
	United States Treasury Bill	1.066%	11/30/17	15,000	14,974
	United States Treasury Bill	1.116%	12/28/17	15,000	14,959
	United States Treasury Bill	1.131%	1/11/18	20,000	19,936
	United States Treasury Bill	1.111%	1/18/18	15,000	14,950
	United States Treasury Bill	1.118%–1.119%	2/8/18	9,500	9,462
	United States Treasury Bill	1.121%	2/15/18	30,000	29,873
	United States Treasury Bill	1.121%	2/22/18	25,000	24,888
Total U.S. Government and Agency Obligations (Cost $349,912)					349,912
Commercial Paper (35.1%)
Bank Holding Company (0.1%)
4	ABN Amro Funding USA LLC	1.356%	1/16/18	250	249
4	ABN Amro Funding USA LLC	1.356%	1/18/18	500	498
					747
Finance—Auto (2.8%)
	American Honda Finance Corp.	1.274%	10/5/17	10,000	9,999
	American Honda Finance Corp.	1.294%	10/16/17	1,000	1,000
	American Honda Finance Corp.	1.254%–1.364%	11/27/17	7,051	7,037
	American Honda Finance Corp.	1.234%	12/12/17	2,725	2,718
	American Honda Finance Corp.	1.254%	12/19/17	750	748
5	Toyota Motor Credit Corp.	1.636%	10/6/17	750	750
5	Toyota Motor Credit Corp.	1.636%	10/10/17	500	500
	Toyota Motor Credit Corp.	1.275%	1/9/18	2,000	1,993
	Toyota Motor Credit Corp.	1.276%	1/16/18	2,000	1,992
	Toyota Motor Credit Corp.	1.276%	1/17/18	1,000	996
					27,733
Finance—Other (0.2%)
5	GE Capital Treasury Services US LLC	1.307%	1/24/18	750	750
5	GE Capital Treasury Services US LLC	1.311%	3/2/18	1,000	1,000

Vanguard Money Market Portfolio

	GE Capital Treasury Services US LLC	1.339%	3/13/18	250	248
					1,998
Foreign Banks (23.8%)
4,5 Australia & New Zealand Banking Group Ltd.		1.402%	9/24/18	1,500	1,500
4,5 Australia & New Zealand Banking Group Ltd.		1.322%	1/8/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.336%	1/22/18	10,000	10,000
4	Australia & New Zealand Banking Group Ltd.	1.395%	3/1/18	1,000	994
4,5 Australia & New Zealand Banking Group Ltd.		1.357%	3/21/18	1,500	1,500
4,5 Australia & New Zealand Banking Group Ltd.		1.346%	3/22/18	1,250	1,250
4,5 Australia & New Zealand Banking Group Ltd.		1.387%	6/21/18	1,500	1,500
4,5 Australia & New Zealand Banking Group Ltd.		1.391%	8/2/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.392%	8/8/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.395%	8/9/18	1,000	1,000
4,5 Australia & New Zealand Banking Group Ltd.		1.407%	8/14/18	1,500	1,500
4	Bank Nederlandse Gemeenten NV	1.070%	10/2/17	1,000	1,000
4	Bank Nederlandse Gemeenten NV	1.100%	10/3/17	5,500	5,500
4	Bank Nederlandse Gemeenten NV	1.110%	10/4/17	2,500	2,500
4	Bank Nederlandse Gemeenten NV	1.230%	10/5/17	8,000	7,999
4	Bank Nederlandse Gemeenten NV	1.230%	10/6/17	3,000	2,999
4,5 Bank of Nova Scotia		1.405%	11/10/17	2,500	2,500
4,5 Bank of Nova Scotia		1.326%	11/20/17	1,500	1,500
4,5 Bank of Nova Scotia		1.321%	12/7/17	2,500	2,500
4,5 Bank of Nova Scotia		1.346%	12/22/17	2,000	2,000
4,5 Bank of Nova Scotia		1.341%	1/2/18	2,000	2,000
4,5 Bank of Nova Scotia		1.386%	4/13/18	6,000	6,000
4	BPCE SA	1.150%	10/2/17	2,500	2,500
4	BPCE SA	1.150%	10/4/17	5,000	4,999
4,5 Canadian Imperial Bank of Commerce (New
	York Branch)	1.384%	4/26/18	4,000	4,000
4,5 Commonwealth Bank of Australia		1.751%	1/5/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.754%	1/12/18	4,000	4,000
4,5 Commonwealth Bank of Australia		1.707%	1/25/18	2,000	2,000
4,5 Commonwealth Bank of Australia		1.598%	2/26/18	500	500
4,5 Commonwealth Bank of Australia		1.435%	5/11/18	3,000	3,000
4,5 Commonwealth Bank of Australia		1.434%	5/17/18	2,000	2,000
4,5 Commonwealth Bank of Australia		1.434%	5/18/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.391%	6/4/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.394%	6/15/18	1,000	1,000
4,5 Commonwealth Bank of Australia		1.397%	7/23/18	2,000	2,000
4,5 Commonwealth Bank of Australia		1.425%	8/30/18	3,000	3,000
	Credit Agricole Corporate and Investment Bank
	(New York)	1.070%	10/2/17	6,500	6,500
4	Danske Corp.	1.322%	10/11/17	1,000	1,000
4	Danske Corp.	1.324%	10/20/17	2,000	1,999
4	Danske Corp.	1.324%	11/17/17	3,250	3,244
4	Danske Corp.	1.324%	12/20/17	5,000	4,985
4	DNB Bank ASA	1.314%	12/11/17	5,000	4,987
4,5 DNB Bank ASA		1.337%	1/19/18	5,000	5,000
4,5 HSBC Bank plc		1.486%	12/20/17	2,750	2,750
4,5 HSBC Bank plc		1.567%	3/19/18	1,500	1,500
4,5 HSBC Bank plc		1.467%	4/24/18	1,000	1,000
4,5 HSBC Bank plc		1.467%	4/25/18	500	500
	ING US Funding LLC	1.303%	11/1/17	4,000	3,996
5	ING US Funding LLC	1.411%	11/6/17	1,405	1,405
5	ING US Funding LLC	1.376%	12/12/17	250	250
4,5 National Australia Bank Ltd.		1.401%	1/3/18	4,500	4,500
4,5 National Australia Bank Ltd.		1.337%	1/19/18	5,000	5,000

Vanguard Money Market Portfolio

4,5 National Australia Bank Ltd.		1.335%	1/29/18	2,000	2,000
4,5 National Australia Bank Ltd.		1.371%	5/4/18	2,000	2,000
4,5 National Australia Bank Ltd.		1.385%	5/30/18	1,000	1,000
4,5 National Australia Bank Ltd.		1.385%	5/31/18	1,750	1,750
4,5 National Australia Bank Ltd.		1.376%	6/12/18	5,000	5,000
4	Nordea Bank AB	1.321%	12/22/17	5,000	4,985
4	Nordea Bank AB	1.395%	3/8/18	5,250	5,218
4	Nordea Bank AB	1.395%	3/9/18	2,000	1,988
4	Nordea Bank AB	1.400%	3/16/18	3,000	2,981
4	Skandinaviska Enskilda Banken AB	1.327%–1.355%	10/20/17	2,550	2,548
4	Societe Generale SA	1.180%	10/2/17	2,200	2,200
4	Svenska Handelsbanken AB	1.259%	10/2/17	1,500	1,500
4	Svenska Handelsbanken AB	1.321%	11/1/17	500	499
4	Svenska Handelsbanken AB	1.270%	11/28/17	4,250	4,241
4	Svenska Handelsbanken AB	1.270%	11/29/17	4,750	4,740
	Swedbank AB	1.150%	10/2/17	14,670	14,670
	Swedbank AB	1.330%	12/6/17	2,571	2,565
	Swedbank AB	1.331%	12/7/17	4,000	3,990
	Swedbank AB	1.400%	3/1/18	1,250	1,243
	Swedbank AB	1.395%	3/5/18	1,500	1,491
	Swedbank AB	1.395%	3/15/18	250	248
4,5 Toronto Dominion Bank		1.391%	6/5/18	5,000	5,000
4,5 Westpac Banking Corp.		1.882%	10/6/17	2,000	2,000
4,5 Westpac Banking Corp.		1.757%	12/14/17	3,000	3,000
4,5 Westpac Banking Corp.		1.577%	3/1/18	2,000	2,000
4,5 Westpac Banking Corp.		1.551%	3/2/18	700	700
4,5 Westpac Banking Corp.		1.556%	3/12/18	4,764	4,765
4,5 Westpac Banking Corp.		1.417%	5/25/18	3,000	3,000
4,5 Westpac Banking Corp.		1.416%	8/13/18	4,000	4,000
4,5 Westpac Banking Corp.		1.425%	8/31/18	2,000	2,000
4,5 Westpac Banking Corp.		1.428%	9/20/18	3,000	3,000
					235,679
Foreign Governments (4.9%)
4	CDP Financial Inc.	1.260%–1.369%	10/2/17	1,400	1,400
4	CDP Financial Inc.	1.260%–1.349%	10/5/17	1,000	1,000
4	CDP Financial Inc.	1.308%–1.339%	10/19/17	4,600	4,597
4	CDP Financial Inc.	1.359%	10/23/17	4,000	3,997
4	CDP Financial Inc.	1.360%	11/1/17	250	250
4	CDP Financial Inc.	1.314%	11/29/17	4,000	3,991
4	CDP Financial Inc.	1.430%	3/1/18	250	248
4	CDP Financial Inc.	1.491%	3/29/18	500	496
6	CPPIB Capital Inc.	1.170%	10/5/17	645	645
6	CPPIB Capital Inc.	1.266%	1/18/18	3,000	2,988
6	CPPIB Capital Inc.	1.265%	1/19/18	5,000	4,981
	Export Development Canada	1.264%	11/13/17	1,300	1,298
	Export Development Canada	1.306%	1/3/18	1,500	1,495
	Export Development Canada	1.306%	1/8/18	750	747
	Export Development Canada	1.306%	1/9/18	1,500	1,495
	Export Development Canada	1.306%	1/10/18	750	747
	Export Development Canada	1.306%	1/11/18	750	747
4,5 Ontario Teachers' Finance Trust		1.456%	10/13/17	1,000	1,000
4	Ontario Teachers' Finance Trust	1.309%	11/3/17	1,000	999
4	Ontario Teachers' Finance Trust	1.361%	11/13/17	250	250
4	Ontario Teachers' Finance Trust	1.361%	11/16/17	250	250
4	Ontario Teachers' Finance Trust	1.341%	11/27/17	700	698
6	Ontario Teachers' Finance Trust	1.367%	2/2/18	5,000	4,977
6	Ontario Teachers' Finance Trust	1.389%	3/2/18	5,000	4,971

Vanguard Money Market Portfolio

6	Ontario Teachers' Finance Trust	1.432%	4/10/18	500	496
5,6 PSP Capital Inc.		1.334%	10/18/17	750	750
4	Kingdom of the Netherlands	1.210%	10/5/17	2,750	2,750
					48,263
Foreign Industrial (1.6%)
4	Nestle Capital Corp.	1.225%	10/16/17	1,000	999
4	Nestle Capital Corp.	1.225%	10/17/17	566	566
4	Nestle Capital Corp.	1.225%	10/18/17	2,000	1,999
4	Nestle Capital Corp.	1.276%	1/8/18	1,250	1,246
	Nestle Finance International Ltd.	1.275%	1/3/18	750	747
	Nestle Finance International Ltd.	1.275%	1/5/18	9,000	8,970
	Toyota Capital Canada Inc.	1.305%	11/6/17	750	749
	Toyota Capital Canada Inc.	1.306%	12/12/17	500	499
	Toyota Capital Canada Inc.	1.376%	12/18/17	250	249
	Toyota Capital Canada Inc.	1.377%	12/19/17	250	249
					16,273
Industrial (1.7%)
4	Apple Inc.	1.265%–1.266%	12/4/17	7,910	7,892
4	Microsoft Corp.	1.255%	1/10/18	5,000	4,983
4	The Coca-Cola Co.	1.244%	12/4/17	2,000	1,996
4	The Coca-Cola Co.	1.244%	12/5/17	250	249
4	The Coca-Cola Co.	1.295%	1/5/18	2,000	1,993
					17,113
Total Commercial Paper (Cost $347,806)					347,806
Certificates of Deposit (25.3%)
Domestic Banks (5.4%)
	Citibank NA	1.270%	11/6/17	2,500	2,500
5	HSBC Bank USA NA	1.451%	10/2/17	2,000	2,000
	HSBC Bank USA NA	1.540%	11/17/17	3,700	3,701
7	HSBC Bank USA NA	1.904%	11/17/17	2,925	2,927
7	HSBC Bank USA NA	1.657%	12/7/17	1,800	1,801
5	HSBC Bank USA NA	1.591%	3/2/18	750	750
5	HSBC Bank USA NA	1.592%	3/6/18	1,000	1,000
5	HSBC Bank USA NA	1.541%	4/3/18	1,000	1,000
5	HSBC Bank USA NA	1.517%	4/19/18	500	500
5	HSBC Bank USA NA	1.471%	5/3/18	2,500	2,500
5	HSBC Bank USA NA	1.421%	6/5/18	1,500	1,500
5	HSBC Bank USA NA	1.434%	8/16/18	500	500
5	HSBC Bank USA NA	1.437%	8/21/18	1,000	1,000
5	HSBC Bank USA NA	1.437%	8/31/18	2,500	2,500
	Wells Fargo Bank NA	1.350%	10/6/17	1,030	1,030
5	Wells Fargo Bank NA	1.332%	11/9/17	4,000	4,000
5	Wells Fargo Bank NA	1.337%	12/1/17	4,000	4,000
5	Wells Fargo Bank NA	1.344%	1/16/18	4,000	4,000
5	Wells Fargo Bank NA	1.344%	1/17/18	4,000	4,000
5	Wells Fargo Bank NA	1.341%	3/5/18	5,000	5,000
5	Wells Fargo Bank NA	1.342%	3/8/18	5,000	5,000
5	Wells Fargo Bank NA	1.346%	3/22/18	2,500	2,500
					53,709
Eurodollar Certificates of Deposit (0.4%)
5	National Australia Bank Ltd.	1.622%	11/6/17	4,000	4,000

Yankee Certificates of Deposit (19.5%)
5	Bank of Montreal (Chicago Branch)	1.361%	11/3/17	4,000	4,000
5	Bank of Montreal (Chicago Branch)	1.342%	12/6/17	1,500	1,500

Vanguard Money Market Portfolio

5	Bank of Montreal (Chicago Branch)	1.341%	12/7/17	2,250	2,250
5	Bank of Montreal (Chicago Branch)	1.347%	12/27/17	4,000	4,000
	Bank of Montreal (Chicago Branch)	1.365%	1/29/18	1,000	1,000
5	Bank of Montreal (Chicago Branch)	1.368%	2/26/18	1,000	1,000
5	Bank of Montreal (Chicago Branch)	1.369%	3/2/18	1,000	1,000
5	Bank of Montreal (Chicago Branch)	1.386%	4/13/18	5,000	5,000
5	Bank of Nova Scotia (Houston Branch)	1.325%	12/11/17	2,500	2,500
5	Bank of Nova Scotia (Houston Branch)	1.344%	12/18/17	3,000	3,000
5	Bank of Nova Scotia (Houston Branch)	1.366%	2/22/18	2,000	2,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
	Branch)	1.350%	1/4/18	10,000	10,000
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.366%	2/20/18	5,000	5,000
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.337%	11/27/17	1,500	1,500
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.344%	12/18/17	5,000	5,000
5,6 Canadian Imperial Bank of Commerce (New
	York Branch)	1.365%	1/29/18	4,000	4,000
5	Canadian Imperial Bank of Commerce (New
	York Branch)	1.384%	4/16/18	3,000	3,000
	Commonwealth Bank of Australia (New York
	Branch)	1.270%	10/12/17	5,000	5,000
5	Commonwealth Bank of Australia (New York
	Branch)	1.531%	4/3/18	1,000	1,000
5	Commonwealth Bank of Australia (New York
	Branch)	1.427%	9/26/18	2,000	2,000
	Credit Suisse AG (New York Branch)	1.320%	12/1/17	5,000	5,000
	Credit Suisse AG (New York Branch)	1.330%	12/29/17	5,000	5,000
5	DNB Bank ASA (New York Branch)	1.337%	1/19/18	5,000	5,000
5	DNB Bank ASA (New York Branch)	1.346%	3/22/18	3,000	3,000
	KBC Bank NV (New York Branch)	1.140%	10/3/17	2,000	2,000
	Lloyds Bank plc (New York Branch)	1.290%	12/11/17	1,000	1,000
	Lloyds Bank plc (New York Branch)	1.290%	12/12/17	2,500	2,500
	Lloyds Bank plc (New York Branch)	1.280%	12/18/17	2,000	2,000
	Nordea Bank AB (New York Branch)	1.315%	12/14/17	7,000	7,000
5	Royal Bank of Canada (New York Branch)	1.327%	12/19/17	2,000	2,000
5	Royal Bank of Canada (New York Branch)	1.496%	12/20/17	8,000	8,000
5	Royal Bank of Canada (New York Branch)	1.331%	1/5/18	5,000	5,000
5	Royal Bank of Canada (New York Branch)	1.581%	3/7/18	1,125	1,125
5	Royal Bank of Canada (New York Branch)	1.364%	3/16/18	6,000	6,000
5	Royal Bank of Canada (New York Branch)	1.556%	3/20/18	1,220	1,220
8	Royal Bank of Canada (New York Branch)	1.376%	4/13/18	3,000	3,000
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.376%	11/20/17	1,250	1,250
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.326%	12/22/17	1,500	1,500
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.326%	12/22/17	1,500	1,500
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.324%	12/28/17	1,500	1,500
5	Skandinaviska Enskilda Banken AB (New York
	Branch)	1.326%	3/22/18	2,000	2,000
5	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.334%	10/16/17	5,000	5,000
5	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.357%	11/1/17	5,000	5,000

Vanguard Money Market Portfolio

5	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.357%	12/1/17	3,250	3,250
5	Sumitomo Mitsui Banking Corp. (New York
	Branch)	1.355%	12/11/17	6,000	6,000
5	Svenska HandelsBanken AB (New York Branch)	1.352%	12/8/17	4,000	4,000
5	Svenska HandelsBanken AB (New York Branch)	1.355%	1/29/18	4,000	4,000
5	Svenska HandelsBanken AB (New York Branch)	1.366%	2/20/18	5,000	5,000
5	Svenska HandelsBanken AB (New York Branch)	1.385%	4/30/18	2,000	2,000
5	Toronto Dominion Bank (New York Branch)	1.677%	11/1/17	2,000	2,000
	Toronto Dominion Bank (New York Branch)	1.310%	11/14/17	500	500
	Toronto Dominion Bank (New York Branch)	1.400%	12/8/17	4,000	4,000
5	Toronto Dominion Bank (New York Branch)	1.496%	12/20/17	3,000	3,000
5	Toronto Dominion Bank (New York Branch)	1.556%	3/20/18	5,000	5,000
5	Toronto Dominion Bank (New York Branch)	1.414%	6/15/18	4,000	4,000
5	Toronto Dominion Bank (New York Branch)	1.435%	8/10/18	6,000	6,000
	Westpac Banking Corp. (New York Branch)	1.360%	10/3/17	4,270	4,270
					193,365
Total Certificates of Deposit (Cost $251,074)					251,074
Other Notes (2.0%)
5	Bank of America NA	1.431%	10/2/17	1,500	1,500
5	Bank of America NA	1.411%	10/4/17	1,500	1,500
	Bank of America NA	1.300%	10/10/17	2,500	2,500
5	Bank of America NA	1.415%	10/11/17	1,500	1,500
5	Bank of America NA	1.426%	11/13/17	3,000	3,001
5	Bank of America NA	1.357%	11/14/17	1,250	1,250
5	Bank of America NA	1.351%	12/4/17	1,500	1,500
5	Bank of America NA	1.341%	1/2/18	1,500	1,500
5	Bank of America NA	1.342%	1/8/18	2,500	2,500
5	Bank of America NA	1.342%	3/7/18	1,250	1,250
5	Bank of America NA	0.000%	4/9/18	2,250	2,250
Total Other Notes (Cost $20,251)					20,251
Taxable Municipal Bonds (1.3%)
9	Alexandria VA Industrial Development Authority
	Headquarters Facilities Revenue VRDO	1.220%	10/7/17	6,400	6,400
9	Johnson City TN Health & Educational Facilities
	Board Hospital Revenue (Mountain States
	Health Alliance) ) VRDO	1.180%	10/7/17	1,545	1,545
6	Los Angeles CA Department of Water & Power
	Revenue TOB VRDO	1.320%	10/7/17	100	100
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	1.320%	10/7/17	100	100
9	New York State Housing Finance Agency
	Housing Revenue (20 Lafayette LLC)) VRDO	1.200%	10/7/17	1,400	1,400
9	New York State Housing Finance Agency
	Housing Revenue VRDO	1.150%	10/7/17	250	250
9	New York State Housing Finance Agency
	Revenue	1.100%	10/7/17	2,000	2,000
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	1.320%	10/7/17	100	100
	University of Texas System Revenue	1.120%	10/7/17	500	500
Total Taxable Municipal Bonds (Cost $12,395)					12,395
U.S. Government and Agency Obligations (1.5%)
10	United States Treasury Floating Rate Note	1.223%	10/31/18	15,000	15,000

Vanguard Money Market Portfolio

Total Investments (100.5%) (Cost $996,438)	996,438
Other Assets and Liabilities-Net (-0.5%)	(4,800)
Net Assets (100%)	991,638

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2017, the aggregate value of these securities was $243,917,000, representing 24.6% of net assets.
5 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $24,108,000, representing 2.4% of net assets.
7 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 1-Week USD LIBOR plus spread.
9 Scheduled principal and interest payments are guaranteed by bank letter of credit.
10 Adjustable-rate security based upon 3-month U.S. Treasury Bill Auction High Money Market Yield plus spread.

TOB Tender Option Bond.
VRDO Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Capital Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (92.5%)
Consumer Discretionary (7.0%)
Sony Corp. ADR	360,500	13,461
Ross Stores Inc.	187,800	12,126
TJX Cos. Inc.	142,000	10,470
Carnival Corp.	140,800	9,091
L Brands Inc.	205,700	8,559
Walt Disney Co.	85,100	8,388
Royal Caribbean Cruises Ltd.	62,800	7,444
Mattel Inc.	312,000	4,830
* Amazon.com Inc.	3,500	3,365
Whirlpool Corp.	17,900	3,302
Comcast Corp. Class A	38,600	1,485
Marriott International Inc. Class A	10,100	1,114
Bed Bath & Beyond Inc.	41,700	979
VF Corp.	13,500	858
		85,472
Consumer Staples (0.3%)
CVS Health Corp.	29,700	2,415
Tyson Foods Inc. Class A	16,100	1,135
		3,550
Energy (0.8%)
EOG Resources Inc.	41,700	4,034
Schlumberger Ltd.	45,700	3,188
*,^ Transocean Ltd.	169,200	1,821
Noble Energy Inc.	43,000	1,219
		10,262
Financials (6.8%)
JPMorgan Chase & Co.	232,200	22,177
Charles Schwab Corp.	414,600	18,135
Wells Fargo & Co.	224,700	12,392
Marsh & McLennan Cos. Inc.	138,400	11,599
Progressive Corp.	73,700	3,569
US Bancorp	66,400	3,558
Discover Financial Services	50,200	3,237
Citigroup Inc.	41,400	3,011
CME Group Inc.	16,500	2,239
Bank of America Corp.	73,800	1,870
American Express Co.	7,800	706
		82,493
Health Care (22.9%)
* Biogen Inc.	191,000	59,806
Eli Lilly & Co.	578,400	49,476
Amgen Inc.	244,271	45,544
Roche Holding AG	103,800	26,533
Novartis AG ADR	261,350	22,437
* Boston Scientific Corp.	575,302	16,782
AstraZeneca plc ADR	413,000	13,993
Thermo Fisher Scientific Inc.	53,500	10,122

Medtronic plc	117,200	9,115
Abbott Laboratories	123,300	6,579
* Bioverativ Inc.	78,100	4,457
Johnson & Johnson	19,100	2,483
Bristol-Myers Squibb Co.	33,700	2,148
Merck & Co. Inc.	30,400	1,947
Sanofi ADR	36,800	1,832
* BioMarin Pharmaceutical Inc.	17,200	1,601
Agilent Technologies Inc.	23,900	1,534
AbbVie Inc.	14,000	1,244
GlaxoSmithKline plc ADR	25,100	1,019
		278,652
Industrials (17.8%)
FedEx Corp.	197,100	44,462
Southwest Airlines Co.	697,950	39,071
Airbus SE	227,700	21,676
American Airlines Group Inc.	421,300	20,008
Caterpillar Inc.	111,000	13,843
Delta Air Lines Inc.	222,400	10,724
Honeywell International Inc.	69,600	9,865
* United Continental Holdings Inc.	161,600	9,838
Deere & Co.	67,900	8,528
Alaska Air Group Inc.	100,700	7,680
Union Pacific Corp.	48,100	5,578
United Parcel Service Inc. Class B	43,550	5,230
Boeing Co.	16,800	4,271
Siemens AG	23,500	3,316
CSX Corp.	60,900	3,305
United Technologies Corp.	22,600	2,623
Rockwell Collins Inc.	15,900	2,078
Textron Inc.	36,300	1,956
Pentair plc	28,300	1,923
		215,975
Information Technology (34.9%)
Microsoft Corp.	641,200	47,763
Texas Instruments Inc.	523,700	46,945
* Adobe Systems Inc.	314,100	46,858
* Alibaba Group Holding Ltd. ADR	166,400	28,739
NVIDIA Corp.	158,650	28,362
* Alphabet Inc. Class C	29,170	27,977
* Alphabet Inc. Class A	27,500	26,777
* Micron Technology Inc.	654,800	25,753
KLA-Tencor Corp.	137,300	14,554
HP Inc.	647,950	12,933
NetApp Inc.	255,400	11,176
Intuit Inc.	75,400	10,717
Cisco Systems Inc.	317,500	10,678
QUALCOMM Inc.	182,000	9,435
Hewlett Packard Enterprise Co.	637,850	9,383
Intel Corp.	229,600	8,743
Activision Blizzard Inc.	116,000	7,483
Visa Inc. Class A	67,300	7,083
Oracle Corp.	123,000	5,947
Analog Devices Inc.	56,100	4,834
Telefonaktiebolaget LM Ericsson ADR	810,300	4,659
DXC Technology Co.	50,361	4,325

Plantronics Inc.		71,650	3,168
Corning Inc.		98,350	2,943
Micro Focus International plc ADR		87,593	2,794
* BlackBerry Ltd.		195,800	2,189
* PayPal Holdings Inc.		31,700	2,030
* Dell Technologies Inc. Class V		25,674	1,982
* Altaba Inc.		26,600	1,762
Apple Inc.		9,500	1,464
Mastercard Inc. Class A		9,800	1,384
* Entegris Inc.		46,900	1,353
* eBay Inc.		31,700	1,219
* salesforce.com Inc.		12,700	1,187
			424,599
Materials (1.4%)
Monsanto Co.		122,900	14,726
Praxair Inc.		17,400	2,431
			17,157
Telecommunication Services (0.6%)
AT&T Inc.		174,208	6,824
Total Common Stocks (Cost $648,259)			1,124,984
	Coupon
Temporary Cash Investment (7.6%)
Money Market Fund (7.6%)
1,2 Vanguard Market Liquidity Fund (Cost
$92,119)	1.223%	921,023	92,121
Total Investments (100.1%) (Cost $740,378)			1,217,105
Other Asset and Liabilities-Net (-0.1%)2			(982)
Net Assets (100%)			1,216,123

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $320,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Includes $327,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

Vanguard Capital Growth Portfolio

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,073,459	51,525	—
Temporary Cash Investments	92,121	—	—
Total	1,165,580	51,525	—

D. At September 30, 2017, the cost of investment securities for tax purposes was $740,378,000. Net unrealized appreciation of investment securities for tax purposes was $476,727,000, consisting of unrealized gains of $497,142,000 on securities that had risen in value since their purchase and $20,415,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (17.5%)
U.S. Government Securities (17.5%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/18	20,925	22,165
1	United States Treasury Inflation Indexed
	Bonds	0.375%	1/15/27	18,559	18,566
	United States Treasury Inflation Indexed
	Bonds	1.000%	2/15/46	1,000	1,047
	United States Treasury Inflation Indexed
	Bonds	0.875%	2/15/47	1,750	1,746
	United States Treasury Note/Bond	1.000%	5/31/18	1,650	1,647
2	United States Treasury Note/Bond	0.750%	10/31/18	23,000	22,845
3	United States Treasury Note/Bond	1.250%	12/15/18	56,000	55,904
3	United States Treasury Note/Bond	1.125%	1/15/19	6,800	6,775
	United States Treasury Note/Bond	1.250%	1/31/19	6,000	5,987
	United States Treasury Note/Bond	0.750%	2/15/19	100	99
	United States Treasury Note/Bond	1.500%	2/28/19	4,600	4,604
	United States Treasury Note/Bond	0.875%	4/15/19	7,200	7,138
	United States Treasury Note/Bond	1.625%	4/30/19	4,500	4,513
	United States Treasury Note/Bond	1.500%	7/15/20	23,000	22,935
	United States Treasury Note/Bond	1.375%	10/31/20	47,400	47,000
1	United States Treasury Note/Bond	1.625%	11/30/20	48,000	47,925
	United States Treasury Note/Bond	1.125%	2/28/21	900	882
	United States Treasury Note/Bond	1.625%	8/15/22	1,000	987
	United States Treasury Note/Bond	1.750%	9/30/22	1,000	991
					273,756
Nonconventional Mortgage-Backed Securities (0.0%)
4,5,6	Fannie Mae Pool	2.625%	12/1/32	6	6
4,5,6	Fannie Mae Pool	3.085%	5/1/33	41	44
4,5,6	Fannie Mae Pool	3.105%	6/1/33	50	52
4,5,7	Fannie Mae Pool	3.220%	9/1/32	5	5
4,5,6	Fannie Mae Pool	3.310%	7/1/32	6	7
4,5,7	Fannie Mae Pool	3.440%	2/1/37	19	20
4,5,7	Fannie Mae Pool	3.510%	8/1/37	11	11
4,5,7	Fannie Mae Pool	3.535%	8/1/33	77	80
4,5,7	Fannie Mae Pool	3.586%	7/1/33	110	114
4,5,7	Fannie Mae Pool	3.721%	5/1/33	8	9
4,5,6	Freddie Mac Non Gold Pool	2.754%	9/1/32	1	1
4,5,7	Freddie Mac Non Gold Pool	3.143%	9/1/32	19	19
4,5,7	Freddie Mac Non Gold Pool	3.435%	10/1/32	11	12
4,5,7	Freddie Mac Non Gold Pool	3.500%	8/1/37	44	46
4,5,7	Freddie Mac Non Gold Pool	3.586%	1/1/33	7	8
4,5,7	Freddie Mac Non Gold Pool	3.711%	2/1/33–8/1/33	29	30
					464
Total U.S. Government and Agency Obligations (Cost $275,122)					274,220
Asset-Backed/Commercial Mortgage-Backed Securities (16.3%)
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	280	280
4	Ally Auto Receivables Trust 2015-1	2.260%	10/15/20	100	100
4	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	570	570

4,8	American Express Credit Account Secured
	Note Trust 2012-4	1.784%	5/15/20	700	700
4,9	American Homes 4 Rent 2014-SFR2	3.786%	10/17/36	285	299
4,9	American Homes 4 Rent 2014-SFR2	4.290%	10/17/36	80	84
4,9	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	418	436
4,9	American Homes 4 Rent 2015-SFR1	3.467%	4/17/52	363	374
4,9	American Homes 4 Rent 2015-SFR2	3.732%	10/17/45	174	182
4,9	American Homes 4 Rent 2015-SFR2	4.295%	10/17/45	100	107
4,9	Americold 2010 LLC Trust Series 2010-
	ARTA	4.954%	1/14/29	428	459
4,9	Americold 2010 LLC Trust Series 2010-
	ARTA	6.811%	1/14/29	275	305
4	AmeriCredit Automobile Receivables Trust
	2013-3	2.380%	6/10/19	72	72
4	AmeriCredit Automobile Receivables Trust
	2013-3	3.000%	7/8/19	500	502
4	AmeriCredit Automobile Receivables Trust
	2013-4	2.720%	9/9/19	20	20
4	AmeriCredit Automobile Receivables Trust
	2013-4	3.310%	10/8/19	110	111
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.290%	11/8/19	97	97
4	AmeriCredit Automobile Receivables Trust
	2013-5	2.860%	12/9/19	175	176
4	AmeriCredit Automobile Receivables Trust
	2014-1	2.150%	3/9/20	100	100
4	AmeriCredit Automobile Receivables Trust
	2014-2	2.180%	6/8/20	280	281
4	AmeriCredit Automobile Receivables Trust
	2015-3	1.540%	3/9/20	409	409
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.080%	9/8/20	170	170
4	AmeriCredit Automobile Receivables Trust
	2015-3	2.730%	3/8/21	290	293
4	AmeriCredit Automobile Receivables Trust
	2015-3	3.340%	8/8/21	200	202
4	AmeriCredit Automobile Receivables Trust
	2016-1	1.810%	10/8/20	460	460
4	AmeriCredit Automobile Receivables Trust
	2016-1	2.890%	1/10/22	280	284
4	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	204
4	AmeriCredit Automobile Receivables Trust
	2016-2	1.600%	11/9/20	370	370
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.210%	5/10/21	120	120
4	AmeriCredit Automobile Receivables Trust
	2016-2	2.870%	11/8/21	130	132
4	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	225
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	240
4	AmeriCredit Automobile Receivables Trust
	2016-4	2.410%	7/8/22	595	593
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.690%	12/18/20	2,040	2,039
4,9	AOA 2015-1177 Mortgage Trust	2.957%	12/13/29	280	285

4,9	Applebee's Funding LLC/IHOP Funding LLC	4.277%	9/5/44	160	157
4,9	ARI Fleet Lease Trust 2015-A	1.670%	9/15/23	160	158
4,9	ARL Second LLC 2014-1A	2.920%	6/15/44	417	411
4,9	Aventura Mall Trust 2013-AVM	3.867%	12/5/32	480	500
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2013-1A	1.920%	9/20/19	360	360
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2013-2A	2.970%	2/20/20	500	504
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2015-1A	2.500%	7/20/21	730	731
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2015-2A	2.630%	12/20/21	1,120	1,121
4,9	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	180	182
4,9	BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	127
4	Banc of America Commercial Mortgage Trust
	2008-1	6.465%	2/10/51	737	744
4	Banc of America Commercial Mortgage Trust
	2008-1	6.509%	2/10/51	34	34
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	220	229
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.511%	9/15/48	40	40
4,10	Banc of America Funding 2006-H Trust	3.632%	9/20/46	290	270
4	BANK 2017 - BNK4	3.625%	5/15/50	730	759
4	BANK 2017 - BNK5	3.390%	6/15/60	800	816
4	BANK 2017 - BNK6	3.518%	7/15/60	440	454
4	Bank of America Mortgage 2002-J Trust	4.258%	9/25/32	1	1
4,9,11 Bank of America Student Loan Trust 2010-
	1A	2.114%	2/25/43	330	331
	Bank of Nova Scotia	1.875%	4/26/21	1,210	1,191
9	Bank of Nova Scotia	1.875%	9/20/21	590	580
4,10	Bear Stearns ARM Trust 2006-4	3.374%	10/25/36	441	426
4,10	Bear Stearns ARM Trust 2007-3	3.666%	5/25/47	329	331
4,8,9	BMW Floorplan Master Owner Trust 2015-1A	1.734%	7/15/20	1,425	1,429
4,11	Brazos Higher Education Authority Inc.
	Series 2005-3	1.528%	6/25/26	266	264
4,11	Brazos Higher Education Authority Inc.
	Series 2011-1	2.117%	2/25/30	415	418
4,8	Cabela's Credit Card Master Note Trust
	2015-2	1.904%	7/17/23	600	604
4,9	CAL Funding II Ltd. Series 2012-1A	3.470%	10/25/27	102	101
4,9	CAL Funding II Ltd. Series 2013-1A	3.350%	3/27/28	193	191
4,9	California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	400	403
4	California Republic Auto Receivables Trust
	2016-2	1.560%	7/15/20	200	200
4	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	170	170
4	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	150
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	70
4	Capital Auto Receivables Asset Trust 2013-3	3.690%	2/20/19	147	147
4	Capital Auto Receivables Asset Trust 2013-4	2.670%	2/20/19	94	94
4	Capital Auto Receivables Asset Trust 2013-4	3.220%	5/20/19	290	291

4	Capital Auto Receivables Asset Trust 2014-1	2.840%	4/22/19	89	89
4	Capital Auto Receivables Asset Trust 2014-1	3.390%	7/22/19	100	101
4	Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	530	531
4	Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	520	522
4	Capital Auto Receivables Asset Trust 2015-3	2.430%	9/21/20	150	151
4	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	170	172
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
4	Capital Auto Receivables Asset Trust 2016-3	1.540%	8/20/20	250	250
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	140
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	80
4	Capital One Multi-Asset Execution Trust
	2015-A4	2.750%	5/15/25	830	853
4,8,9	CARDS II Trust 2016-1A	1.934%	7/15/21	1,355	1,360
4	CarMax Auto Owner Trust 2013-3	2.850%	2/18/20	85	85
4	CarMax Auto Owner Trust 2014-1	1.690%	8/15/19	50	50
4	CarMax Auto Owner Trust 2014-1	1.930%	11/15/19	100	100
4	CarMax Auto Owner Trust 2015-2	3.040%	11/15/21	140	141
4	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	107
4	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	151
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	120
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	141
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	139
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	99
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	35	34
4	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	830	864
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	392
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	380	389
4	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	692	695
4,9	CFCRE Commercial Mortgage Trust 2011-
	C2	5.945%	12/15/47	390	435
4	CFCRE Commercial Mortgage Trust 2016-
	C4	3.283%	5/10/58	502	505
4,9	Chesapeake Funding II LLC 2016-2A	1.880%	6/15/28	1,854	1,855
4,10	CHL Mortgage Pass-Through Trust 2006-
	HYB1	3.249%	3/20/36	212	189
4,10	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.408%	2/25/47	241	197
4,9	Chrysler Capital Auto Receivables Trust
	2013-AA	1.830%	3/15/19	15	15
4,9	Chrysler Capital Auto Receivables Trust
	2013-AA	2.280%	7/15/19	115	115
4,9	Chrysler Capital Auto Receivables Trust
	2013-AA	2.930%	8/17/20	125	125
4,9	Chrysler Capital Auto Receivables Trust
	2014-AA	2.280%	11/15/19	240	240
4,9	Chrysler Capital Auto Receivables Trust
	2014-BA	3.440%	8/16/21	10	10
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	2.260%	10/15/20	500	502
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	2.700%	12/15/20	160	161
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	3.260%	4/15/21	245	248
4,9	Chrysler Capital Auto Receivables Trust
	2015-BA	4.170%	1/16/23	375	385

4,9	Chrysler Capital Auto Receivables Trust
	2016-AA	2.880%	2/15/22	120	121
4,9	Chrysler Capital Auto Receivables Trust
	2016-AA	4.220%	2/15/23	630	642
4,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.640%	7/15/21	240	239
4,9	Chrysler Capital Auto Receivables Trust
	2016-BA	1.870%	2/15/22	130	128
4	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.024%	9/10/45	153	156
4,9	Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	54
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	1.987%	4/10/46	90	90
4	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	156	159
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.161%	9/10/46	539	544
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	200	210
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	90	98
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	550	585
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	175	182
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,165	1,228
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	594
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	318
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	135
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.612%	7/10/47	153	152
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,400	1,438
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,233	1,283
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	174
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.682%	10/10/47	20	20
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	774
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	545	571
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	580	608
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.723%	9/10/58	100	99
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	795	802
4,12	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	900	927

4,12	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	240	247
4,12	Citigroup Commercial Mortgage Trust 2017-
	P8	4.272%	9/15/50	240	241
4,10	Citigroup Mortgage Loan Trust 2007-AR8	3.544%	7/25/37	167	161
4,9	CKE Restaurant Holdings Inc. 2013-1A	4.474%	3/20/43	512	515
4,9	CLI Funding V LLC 2013-1A	2.830%	3/18/28	352	349
4,8,9	Colony American Homes 2014-1A	2.384%	5/17/31	265	265
4,8,9	Colony American Homes 2014-1A	2.584%	5/17/31	395	395
4,8,9	Colony American Homes 2014-2	2.586%	7/17/31	285	285
4,8,9	Colony American Homes 2015-1	2.734%	7/17/32	20	20
4,8,9	Colony American Homes 2015-1A	2.434%	7/17/32	259	259
4,8,9	Colony Starwood Homes 2016-1A Trust	2.737%	7/17/33	239	240
4,8,9	Colony Starwood Homes 2016-1A Trust	3.387%	7/17/33	105	106
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	104
4	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	510	515
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	260	267
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	264	266
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	41
4	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	70
4	COMM 2013-CCRE10 Mortgage Trust	2.972%	8/10/46	529	535
4	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	250	262
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	287
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,133
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	350	365
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	190
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,070
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/12/46	656	708
4	COMM 2013-CCRE13 Mortgage Trust	4.905%	11/12/46	110	120
4	COMM 2013-CCRE13 Mortgage Trust	4.905%	11/12/46	200	207
4,9	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	250	252
4,9	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	70	70
4	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	70	72
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,165	1,222
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	699	758
4,9	COMM 2013-CCRE9 Mortgage Trust	4.396%	7/10/45	250	267
4,9	COMM 2013-CCRE9 Mortgage Trust	4.396%	7/10/45	280	290
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	501	506
4,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	250	262
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	341
4,9	COMM 2013-LC13 Mortgage Trust	4.557%	8/10/46	435	471
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	101
4,9	COMM 2013-SFS Mortgage Trust	3.086%	4/12/35	110	111
4,9	COMM 2014-277P Mortgage Trust	3.732%	8/10/49	980	1,023
4	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	53
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	420	453
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	300	304
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	450	481
4	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	267
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	42
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,201
4	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	685
4	COMM 2014-CCRE17 Mortgage Trust	4.895%	5/10/47	200	205
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	90	93
4	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	766
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	31

4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	961
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,090	1,127
4	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	492
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	841
4	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	415	432
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	750	787
4	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	783
4	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	420
4	COMM 2015-CCRE27 Mortgage Trust	4.621%	10/10/48	210	211
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	360	364
9	Commonwealth Bank of Australia	2.000%	6/18/19	600	600
9	Commonwealth Bank of Australia	2.125%	7/22/20	290	289
4,9	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,040	1,064
4	Credit Suisse Commercial Mortgage Trust
	Series 2008-C1	6.514%	2/15/41	733	739
4	CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	290	298
4	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,025
4	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	431
4	CSAIL 2015-C3 Commercial Mortgage Trust	4.504%	8/15/48	240	239
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	738	773
4	CSAIL 2016-C5 Commercial Mortgage Trust	4.688%	11/15/48	220	225
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	830	850
4	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,050	1,068
4,9	DB Master Finance LLC 2017-1A	3.629%	11/20/47	310	311
4,9	DB Master Finance LLC 2017-1A	4.030%	11/20/47	230	231
4	DBJPM 16-C1 Mortgage Trust	3.505%	5/10/49	60	57
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	742
4,8	Discover Card Execution Note Trust 2017-A5	1.834%	12/15/26	930	939
4,9	Drive Auto Receivables Trust 2015-AA	3.060%	5/17/21	127	127
4,9	Drive Auto Receivables Trust 2015-AA	4.120%	7/15/22	140	143
4,9	Drive Auto Receivables Trust 2015-BA	2.760%	7/15/21	242	243
4,9	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	250	255
4,9	Drive Auto Receivables Trust 2015-CA	3.010%	5/17/21	325	327
4,9	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	380	390
4,9	Drive Auto Receivables Trust 2015-DA	3.380%	11/15/21	689	693
4,9	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	750	772
4,9	Drive Auto Receivables Trust 2016-AA	3.910%	5/17/21	170	172
4,9	Drive Auto Receivables Trust 2016-BA	2.560%	6/15/20	170	171
4,9	Drive Auto Receivables Trust 2016-BA	3.190%	7/15/22	340	344
4,9	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	480	490
4,9	Drive Auto Receivables Trust 2016-C	1.670%	11/15/19	583	583
4,9	Drive Auto Receivables Trust 2016-C	2.370%	11/16/20	490	492
4,9	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	558
4	Drive Auto Receivables Trust 2017-1	1.860%	3/16/20	340	340
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	61
4,8,9	Edsouth Indenture No 9 LLC 2015-1	2.037%	10/25/56	511	513
4,9	Enterprise Fleet Financing LLC Series 2015-
	1	1.740%	9/20/20	140	140
4,9	Enterprise Fleet Financing LLC Series 2015-
	2	2.090%	2/22/21	600	598
4,9	Enterprise Fleet Financing LLC Series 2016-
	2	2.040%	2/22/22	240	239
4,8,9	Evergreen Credit Card Trust Series 2016-3	1.734%	11/16/20	650	653
4,5,8	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.837%	4/25/28	4	4
4,5,8	Fannie Mae Connecticut Avenue Securities
	2015-C04	2.937%	4/25/28	4	4

4,5,8	Fannie Mae Connecticut Avenue Securities
	2016-C04	2.687%	1/25/29	138	139
4,5,8	Fannie Mae Connecticut Avenue Securities
	2016-C05	2.587%	1/25/29	71	72
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	490	487
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	380	380
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	160	157
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K057	2.570%	7/25/26	140	138
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K061	3.347%	11/25/26	670	696
4,5	FHLMC Multifamily Structured Pass Through
	Certificates K062	3.413%	12/25/26	650	679
4,10	First Horizon Mortgage Pass-Through Trust
	2006-AR3	2.785%	11/25/36	154	135
10	First Horizon Mortgage Pass-Through Trust
	2006-AR4	3.048%	1/25/37	302	264
4,9	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	380	379
4	Ford Credit Auto Lease Trust 2015-B	1.920%	3/15/19	380	381
4	Ford Credit Auto Owner Trust 2013-D	1.720%	7/15/19	310	310
4,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	620	624
4,9	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	260	261
4,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	580	585
4,9	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	141
4	Ford Credit Auto Owner Trust 2015-C	2.010%	3/15/21	295	295
4	Ford Credit Auto Owner Trust 2015-C	2.260%	3/15/22	135	135
4,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,517
4	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	169
4,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	664
4,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,700	1,690
4,9	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	658
4,9	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	987
4,9	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	180
4,9	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	369
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.100%	6/15/20	150	150
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.290%	6/15/20	150	150
4	Ford Credit Floorplan Master Owner Trust A
	Series 2013-4	2.790%	6/15/20	60	60
4	Ford Credit Floorplan Master Owner Trust A
	Series 2014-2	2.310%	2/15/21	100	100
4	Ford Credit Floorplan Master Owner Trust A
	Series 2015-5	2.390%	8/15/22	600	606
4,8	Ford Credit Floorplan Master Owner Trust A
	Series 2016-4	1.764%	7/15/20	1,150	1,153
4,5,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	2.487%	10/25/28	41	41
4,5,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA2	3.437%	10/25/28	250	254
4,5,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	2.337%	12/25/28	103	103
4,5,8	Freddie Mac Structured Agency Credit Risk
	Debt Notes 2016-DNA3	3.237%	12/25/28	250	255
4,9	FRS I LLC 2013-1A	1.800%	4/15/43	47	47

4,9	FRS I LLC 2013-1A	3.080%	4/15/43	483	482
4	GM Financial Automobile Leasing Trust
	2015-1	1.730%	6/20/19	150	150
4	GM Financial Automobile Leasing Trust
	2015-2	2.420%	7/22/19	140	140
4	GM Financial Automobile Leasing Trust
	2015-2	2.990%	7/22/19	120	120
4	GM Financial Automobile Leasing Trust
	2015-3	1.690%	3/20/19	555	555
4	GM Financial Automobile Leasing Trust
	2015-3	2.320%	11/20/19	90	90
4	GM Financial Automobile Leasing Trust
	2015-3	2.980%	11/20/19	190	191
4	GM Financial Automobile Leasing Trust
	2015-3	3.480%	8/20/20	190	192
4	GM Financial Automobile Leasing Trust
	2016-2	2.580%	3/20/20	150	149
4	GM Financial Automobile Leasing Trust
	2017-3	2.010%	11/20/20	540	540
4	GM Financial Automobile Leasing Trust
	2017-3	2.120%	9/20/21	130	130
4	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	210	209
4	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	130	130
4,10	GMACM Mortgage Loan Trust 2005-AR6	3.585%	11/19/35	64	59
4,9	GMF Floorplan Owner Revolving Trust 2015-
	1	1.650%	5/15/20	1,450	1,450
4,9	GMF Floorplan Owner Revolving Trust 2015-
	1	1.970%	5/15/20	250	250
4,8,9	GMF Floorplan Owner Revolving Trust 2016-
	1	2.084%	5/17/21	980	989
4,9	GMF Floorplan Owner Revolving Trust 2016-
	1	2.410%	5/17/21	290	290
4,9	GMF Floorplan Owner Revolving Trust 2016-
	1	2.850%	5/17/21	220	219
4,9	GMF Floorplan Owner Revolving Trust 2017-
	2	2.130%	7/15/22	1,430	1,425
4,9	GMF Floorplan Owner Revolving Trust 2017-
	2	2.440%	7/15/22	440	439
4,9	GMF Floorplan Owner Revolving Trust 2017-
	2	2.630%	7/15/22	240	239
4,8,9	Golden Credit Card Trust 2015-1A	1.674%	2/15/20	1,200	1,201
4,9	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	1,345	1,346
4,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	1,610	1,598
4,9	GRACE 2014-GRCE Mortgage Trust	3.369%	6/10/28	500	517
4,9	GreatAmerica Leasing Receivables Funding
	LLC Series 2015-1	2.020%	6/21/21	120	120
4,9	GS Mortgage Securities Corporation II 2012-
	BWTR	2.954%	11/5/34	860	872
4	GS Mortgage Securities Corporation II 2015-
	GC30	3.382%	5/10/50	600	615
4,9	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	825
4,9	GS Mortgage Securities Trust 2010-C2	5.356%	12/10/43	100	107
4,9	GS Mortgage Securities Trust 2011-GC3	5.820%	3/10/44	70	75
4,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	27

4	GS Mortgage Securities Trust 2012-GCJ7	5.892%	5/10/45	210	225
4	GS Mortgage Securities Trust 2013-GC13	4.169%	7/10/46	543	584
4,9	GS Mortgage Securities Trust 2013-GC13	4.202%	7/10/46	140	140
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	312
4	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	202
4	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	448	450
4	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	200	210
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	575	610
4	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,096
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	892	944
4	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,172
4	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	397
4	GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	270	283
4	GS Mortgage Securities Trust 2014-GC24	4.662%	9/10/47	410	411
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	530	552
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	942
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	770	788
4	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	309	324
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	698	716
4	GS Mortgage Securities Trust 2015-GC34	4.809%	10/10/48	310	315
9	GTP Acquisition Partners I LLC	3.482%	6/16/25	630	628
4,9	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	199
4,9	Hertz Vehicle Financing LLC 2013-1A	1.830%	8/25/19	1,500	1,495
4,9	Hertz Vehicle Financing LLC 2016-2A	2.950%	3/25/22	260	259
4,9	Hertz Vehicle Financing LLC 2016-3A	2.270%	7/25/20	110	109
4,9	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	250	251
4,9	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	480	481
4,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	83
4,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	770	768
4,9	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	512
4,9	Hyundai Auto Lease Securitization Trust
	2015-A	2.070%	11/15/19	500	500
4,9	Hyundai Auto Lease Securitization Trust
	2015-B	2.210%	5/15/20	375	375
4	Hyundai Auto Receivables Trust 2013-C	2.480%	3/15/19	150	150
4	Hyundai Auto Receivables Trust 2013-C	3.090%	1/15/20	130	130
4	Hyundai Auto Receivables Trust 2014-A	2.020%	8/15/19	200	200
4	Hyundai Auto Receivables Trust 2014-A	2.530%	7/15/20	140	140
4	Hyundai Auto Receivables Trust 2014-B	2.100%	11/15/19	250	250
4	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	90	90
4	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	211
11	Illinois Student Assistance Commission
	Series 2010-1	2.364%	4/25/22	121	121
4,8,9	Invitation Homes 2014-SFR2 Trust	2.335%	9/17/31	275	275
4,8,9	Invitation Homes 2014-SFR2 Trust	2.834%	9/17/31	220	220
4,8,9	Invitation Homes 2015-SFR2 Trust	2.584%	6/17/32	194	195
4,8,9	Invitation Homes 2015-SFR2 Trust	2.884%	6/17/32	70	70
4,8,9	Invitation Homes 2015-SFR3 Trust	2.984%	8/17/32	80	80
4,9	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	358	367
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2007-C1	5.716%	2/15/51	13	13
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	70	73
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	3.616%	11/15/43	9	9

4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	74	77
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.850%	11/15/43	150	159
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.850%	11/15/43	170	179
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.388%	2/15/46	363	366
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	651	692
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	5.360%	2/15/46	70	74
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.588%	8/15/46	100	109
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	74
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	366	381
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	440	445
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	102
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	687
4,9	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	149	154
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	961
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	365	388
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.188%	1/15/46	170	171
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	280	292
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	30	32
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	441
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	429
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.076%	12/15/46	550	587
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.140%	12/15/46	270	279
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	354	358
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	290	302
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	310	319
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.664%	7/15/45	439	460
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	4.161%	7/15/45	180	189
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	3.761%	8/15/46	360	376

4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	300	321
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	2.977%	11/15/45	147	149
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	3.659%	11/15/45	100	104
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.131%	11/15/45	800	857
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	4.927%	11/15/45	430	456
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.250%	11/15/45	340	352
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C17	4.199%	1/15/47	497	534
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	900	960
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.439%	2/15/47	300	320
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	300	319
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.974%	2/15/47	150	153
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	300	313
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	590	597
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	1,030	1,062
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	350	354
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.551%	7/15/48	580	599
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	1,010	1,065
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	4.226%	7/15/48	385	404
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	320	337
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C32	3.598%	11/15/48	263	273
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C33	3.770%	12/15/48	513	540
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	800	837
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	660	675
4,9	LCCM 2014-909 Mortgage Trust	3.388%	5/15/31	450	456
4,9	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	307
4	MASTR Adjustable Rate Mortgages Trust
	2004-3	3.214%	4/25/34	16	16
4,8	MBNA Credit Card Master Note Trust 2004-
	A3	1.494%	8/16/21	755	756
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	2.953%	2/25/33	29	29
4	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	3.554%	7/25/33	13	13
4	Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	35	35

4,9	Miramax LLC 2014-1A	3.340%	7/20/26	64	64
4,9	MMAF Equipment Finance LLC 2011-AA	3.040%	8/15/28	110	110
4,9	MMAF Equipment Finance LLC 2012-AA	1.980%	6/10/32	274	275
4,9	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	800	805
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	519
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	52
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	142	144
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	70	70
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.219%	7/15/46	683	734
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.085%	8/15/46	159	160
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	270	286
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.315%	8/15/46	1,080	1,151
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	190	198
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	80	86
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	200	213
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	130	132
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	60	60
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C9	3.102%	5/15/46	595	607
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.064%	2/15/47	450	479
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C14	4.384%	2/15/47	450	478
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	890	937
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	575	613
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.056%	4/15/47	50	52
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	975	1,029
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.094%	6/15/47	230	242
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.481%	6/15/47	660	688
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.914%	6/15/47	300	307
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	620	648
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	4.011%	8/15/47	160	166
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	490	518

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	380	393
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	935	946
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	90	92
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	422	442
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.479%	5/15/48	420	433
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	338	351
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.911%	5/15/49	40	42
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	571	597
4	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	391
4	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	62
4,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	411	413
4,9	Morgan Stanley Capital I Trust 2014-150E	3.912%	9/9/32	675	712
4,9	Morgan Stanley Capital I Trust 2014-CPT	3.350%	7/13/29	600	620
4,9	Morgan Stanley Capital I Trust 2015-420	3.727%	10/11/50	699	727
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	514	538
4	Morgan Stanley Capital I Trust 2015-UBS8	4.742%	12/15/48	350	354
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	133	130
4	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	3.145%	6/25/36	141	140

4,8,9, Motor plc 2017 1A
12		1.773%	9/25/24	1,220	1,220
4,9	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	815	813
9	National Australia Bank Ltd.	2.250%	3/16/21	60	60
4,8	Navient Student Loan Trust 2015-3	1.887%	6/26/56	560	562
4,8,9	Navient Student Loan Trust 2016-3	2.087%	6/25/65	200	202
4,8,9	Navient Student Loan Trust 2016-6A	1.987%	3/25/66	610	612
4,8,9	Navient Student Loan Trust 2017-4A	1.737%	9/27/66	290	291
4,8,9	Navistar Financial Dealer Note Master Trust
	II 2016-1A	2.587%	9/27/21	670	675
4,8	New Mexico Educational Assistance
	Foundation 2013-1	1.937%	1/2/25	335	334
4,9	NextGear Floorplan Master Owner Trust
	2016-1A	2.740%	4/15/21	370	373
11	North Carolina State Education Assistance
	Authority 2011-1	2.214%	1/26/26	85	85
4,9	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	240
4,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	201
4,8,9	Pepper Residential Securities Trust 2017A-
	A1UA	2.335%	3/10/58	614	614
4,8,9	Pepper Residential Securities Trust 2018A-
	A1UA	2.186%	3/12/47	96	96
4,9	PFS Financing Corp 2017-B	2.220%	7/15/22	530	529
4,8,9	PFS Financing Corp. 2015-AA	1.854%	4/15/20	250	250
4,8,9	PHEAA Student Loan Trust 2016-2A	2.187%	11/25/65	848	850
4,9	Porsche Innovative Lease Owner Trust
	2015-1	1.430%	5/21/21	340	340
4,9	Progress Residential 2015-SFR2 Trust	2.740%	6/12/32	177	178
4,9	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	615	619

4,9	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	235
4,9,11 Resimac Premier Series 2014-1A		2.010%	12/12/45	284	284
4,8,9	Resimac Premier Series 2016-1A	2.625%	10/10/47	1,482	1,486
4,10	RFMSI Series 2006-SA2 Trust	4.463%	8/25/36	349	303
4,10	RFMSI Series 2006-SA3 Trust	4.697%	9/25/36	98	88
	Royal Bank of Canada	2.200%	9/23/19	177	178
4	Royal Bank of Canada	1.875%	2/5/21	215	214
	Royal Bank of Canada	2.300%	3/22/21	210	210
4	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	355	360
4	Santander Drive Auto Receivables Trust
	2015-4	2.260%	6/15/20	491	492
4	Santander Drive Auto Receivables Trust
	2015-4	2.970%	3/15/21	600	606
4	Santander Drive Auto Receivables Trust
	2016-1	2.470%	12/15/20	720	723
4	Santander Drive Auto Receivables Trust
	2016-2	2.080%	2/16/21	170	170
4	Santander Drive Auto Receivables Trust
	2016-2	2.660%	11/15/21	110	111
4	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	101
4	Santander Drive Auto Receivables Trust
	2016-3	1.890%	6/15/21	490	489
4	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	770	773
4	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	310	310
4	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	150	150
9	SBA Tower Trust	3.156%	10/8/20	270	272
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.524%	3/25/20	270	269
4,9	Securitized Term Auto Receivables Trust
	2016-1A	1.794%	2/25/21	250	248
4,9,12 Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	270	270
4,9	SLM Private Education Loan Trust 2011-A	4.370%	4/17/28	151	153
4,9	SLM Private Education Loan Trust 2011-B	3.740%	2/15/29	847	860
4,9	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	373	384
4,9	SLM Private Education Loan Trust 2012-B	3.480%	10/15/30	129	130
4,8,9	SLM Private Education Loan Trust 2013-A	2.284%	5/17/27	505	508
4,9	SLM Private Education Loan Trust 2013-A	2.500%	3/15/47	200	196
4,9	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	244	244
4,9	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	302
4,9	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	140	142
4,9	SLM Private Education Loan Trust 2014-A	2.590%	1/15/26	90	91
4,9	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	102
4,11	SLM Student Loan Trust 2005-5	1.414%	4/25/25	292	292
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	109
4,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	345	347
4,8,9	SMB Private Education Loan Trust 2016-B	2.684%	2/17/32	310	318
4,8,9	SMB Private Education Loan Trust 2016-C	2.334%	9/15/34	300	305
4,8,9	SMB Private Education Loan Trust 2017-A	2.134%	9/15/34	300	303
4,9	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	240	242
4,9	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	145	144

4,9	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	155	154
4,8,9	SoFi Professional Loan Program 2016-D
	LLC	2.187%	1/25/39	141	143
4,9	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	50	50
4,9	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	340	342
4,8,9	SoFi Professional Loan Program 2017-C
	LLC	1.837%	7/25/40	89	89
4,9	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	200	199
9	Stadshypotek AB	1.750%	4/9/20	388	384
4	Synchrony Credit Card Master Note Trust
	2015-1	2.370%	3/15/23	200	202
4	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,152
4	Synchrony Credit Card Master Note Trust
	2016-1	2.390%	3/15/22	1,170	1,174
4	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	355	353
4	Synchrony Credit Card Master Note Trust
	2016-3	1.910%	9/15/22	610	607
4	Synchrony Credit Card Master Note Trust
	Series 2012-2	2.220%	1/15/22	2,000	2,012
4,9	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	208	216
4,9	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	327	348
4,9	Tidewater Auto Receivables Trust 2016-AA	2.300%	9/15/19	31	31
4,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	664
9	Toronto-Dominion Bank	2.250%	3/15/21	60	60
4,8,9	Trafigura Securitisation Finance plc 2014-1A	2.184%	10/15/18	510	510
4,9	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,320	1,317
4,8,9	Trillium Credit Card Trust II 2016-1A	1.958%	5/26/21	3,050	3,060
4,9	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	118	118
4	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	32
4,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	615
4	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	223	225
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	150	154
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	50	51
4,9	Verizon Owner Trust 2017-2A	1.920%	12/20/21	1,240	1,239
4,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	302
4,9	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	282
4,9	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	83
4,9	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	62
4,9	Volvo Financial Equipment LLC Series 2015-
	1A	1.910%	1/15/20	220	220
4,9	Volvo Financial Equipment LLC Series 2016-
	1A	1.890%	9/15/20	230	230
4	WaMu Mortgage Pass-Through Certificates
	Series 2002-AR18 Trust	3.040%	1/25/33	8	7
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR7 Trust	3.129%	8/25/33	12	12
4	WaMu Mortgage Pass-Through Certificates
	Series 2003-AR9 Trust	3.305%	9/25/33	16	16
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	704	716

4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	3.928%	7/15/46	185	194
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	768	828
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.430%	7/15/46	110	117
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	1,100	1,155
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.020%	8/15/50	200	208
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.322%	8/15/50	350	368
	Wells Fargo Commercial Mortgage Trust
	2014-LC16	4.458%	8/15/50	220	225
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	80	82
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	555	561
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	750	757
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.451%	2/15/48	820	841
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	1,012	1,053
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	4.366%	6/15/48	270	271
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.411%	9/15/58	486	498
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	3.664%	9/15/58	420	438
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.067%	9/15/58	350	369
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.645%	9/15/58	270	275
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	609	643
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.207%	9/15/58	275	293
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.693%	9/15/58	315	314
4	Wells Fargo Commercial Mortgage Trust
	2015-SG1	3.789%	9/15/48	600	628
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	640	661
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	230	242
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	1,040	1,064
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	1,030	1,052
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	410	425
4,8	Wells Fargo Dealer Floorplan Master Note
	Trust Series 2015-2	1.886%	1/20/22	395	397

4,10	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	3.516%	10/25/36	241	229
4,9	Wendys Funding LLC 2015-1A	3.371%	6/15/45	29	30
4,9	Wendys Funding LLC 2015-1A	4.080%	6/15/45	392	401
4,9	Wendys Funding LLC 2015-1A	4.497%	6/15/45	147	151
9	Westpac Banking Corp.	2.000%	3/3/20	745	744
9	Westpac Banking Corp.	2.250%	11/9/20	615	615
9	Westpac Banking Corp.	2.100%	2/25/21	60	60
4,9	WFLD 2014-MONT Mortgage Trust	3.880%	8/10/31	875	913
4,9	WFRBS Commercial Mortgage Trust 2011-
	C3	4.375%	3/15/44	274	290
4	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	269
4	WFRBS Commercial Mortgage Trust 2012-
	C7	3.431%	6/15/45	274	284
4	WFRBS Commercial Mortgage Trust 2012-
	C7	4.090%	6/15/45	135	141
4	WFRBS Commercial Mortgage Trust 2012-
	C8	3.001%	8/15/45	102	104
4	WFRBS Commercial Mortgage Trust 2012-
	C9	2.870%	11/15/45	587	596
4	WFRBS Commercial Mortgage Trust 2012-
	C9	3.388%	11/15/45	70	71
4	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	50
4	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	480	501
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	355	381
4	WFRBS Commercial Mortgage Trust 2013-
	C16	4.415%	9/15/46	350	381
4	WFRBS Commercial Mortgage Trust 2013-
	C17	3.558%	12/15/46	85	88
4	WFRBS Commercial Mortgage Trust 2013-
	C17	4.023%	12/15/46	230	245
4	WFRBS Commercial Mortgage Trust 2013-
	C18	3.676%	12/15/46	160	167
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	665	716
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.816%	12/15/46	140	151
4	WFRBS Commercial Mortgage Trust 2014-
	C19	3.829%	3/15/47	80	84
4	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	530	566
4	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	965	1,026
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.378%	5/15/47	280	290
4	WFRBS Commercial Mortgage Trust 2014-
	C20	4.513%	5/15/47	90	91
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	30	31
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	985	1,030
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.891%	8/15/47	170	174

4 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	300	294
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	340	360
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	515	533
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	60	63
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	1,130	1,205
4 World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	375	372
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $252,728)				254,985
Corporate Bonds (52.3%)
Finance (24.6%)
Banking (20.6%)
9 ABN AMRO Bank NV	1.800%	6/4/18	675	676
9 ABN AMRO Bank NV	2.500%	10/30/18	400	403
American Express Co.	7.000%	3/19/18	463	475
American Express Credit Corp.	1.875%	11/5/18	899	900
American Express Credit Corp.	2.125%	3/18/19	236	237
American Express Credit Corp.	1.875%	5/3/19	1,295	1,291
American Express Credit Corp.	2.250%	8/15/19	602	604
American Express Credit Corp.	1.700%	10/30/19	311	309
American Express Credit Corp.	2.200%	3/3/20	1,395	1,398
American Express Credit Corp.	2.375%	5/26/20	800	805
American Express Credit Corp.	2.250%	5/5/21	643	642
American Express Credit Corp.	2.700%	3/3/22	165	166
9 ANZ New Zealand International Ltd.	2.200%	7/17/20	725	726
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	745	745
Bank of America Corp.	2.000%	1/11/18	783	784
Bank of America Corp.	6.875%	4/25/18	1,077	1,108
Bank of America Corp.	5.650%	5/1/18	391	400
Bank of America Corp.	1.950%	5/12/18	700	701
Bank of America Corp.	2.600%	1/15/19	2,875	2,898
Bank of America Corp.	2.625%	10/19/20	1,082	1,093
Bank of America Corp.	2.151%	11/9/20	83	83
4 Bank of America Corp.	2.369%	7/21/21	4,235	4,234
4 Bank of America Corp.	2.328%	10/1/21	3,630	3,626
4 Bank of America Corp.	3.124%	1/20/23	1,440	1,463
4 Bank of America Corp.	2.881%	4/24/23	945	948
Bank of America NA	1.750%	6/5/18	1,160	1,160
Bank of New York Mellon Corp.	2.100%	1/15/19	81	81
Bank of New York Mellon Corp.	2.200%	5/15/19	1,060	1,065
Bank of New York Mellon Corp.	2.300%	9/11/19	710	715
Bank of New York Mellon Corp.	2.150%	2/24/20	500	502
Bank of New York Mellon Corp.	2.600%	8/17/20	461	467
Bank of New York Mellon Corp.	2.450%	11/27/20	425	429
Bank of Nova Scotia	2.050%	6/5/19	220	221
Bank of Nova Scotia	1.650%	6/14/19	615	613
Bank of Nova Scotia	2.150%	7/14/20	1,205	1,208
Bank of Nova Scotia	2.700%	3/7/22	700	708
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.150%	9/14/18	800	801
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/10/19	250	251
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.300%	3/5/20	1,385	1,389
9 Bank of Tokyo-Mitsubishi UFJ Ltd.	2.750%	9/14/20	1,917	1,939
9 Banque Federative du Credit Mutuel SA	2.000%	4/12/19	570	571
9 Banque Federative du Credit Mutuel SA	2.200%	7/20/20	1,640	1,639

9	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,275	1,289
9	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	425	425
9	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	860	862
	BB&T Corp.	2.050%	6/19/18	430	431
	BB&T Corp.	2.450%	1/15/20	1,115	1,126
	Bear Stearns Cos. LLC	6.400%	10/2/17	945	945
	Bear Stearns Cos. LLC	7.250%	2/1/18	710	723
	BNP Paribas SA	2.700%	8/20/18	1,898	1,915
	BPCE SA	2.500%	12/10/18	880	886
13,14 BPCE SA		2.990%	4/24/20	430	341
13	BPCE SA	3.500%	4/24/20	1,000	794
	Branch Banking & Trust Co.	2.100%	1/15/20	500	502
	Branch Banking & Trust Co.	2.625%	1/15/22	1,590	1,612
9	Caisse Centrale Desjardins	1.750%	1/29/18	1,630	1,631
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	990	991
	Capital One Bank USA NA	2.150%	11/21/18	350	351
	Capital One Bank USA NA	2.250%	2/13/19	580	581
	Capital One Bank USA NA	2.300%	6/5/19	540	541
	Capital One Financial Corp.	2.450%	4/24/19	611	614
	Capital One Financial Corp.	3.050%	3/9/22	640	646
	Capital One NA	1.650%	2/5/18	700	700
	Capital One NA	1.500%	3/22/18	1,405	1,403
	Citibank NA	2.100%	6/12/20	1,610	1,611
	Citigroup Inc.	1.850%	11/24/17	1,450	1,451
	Citigroup Inc.	1.800%	2/5/18	860	860
	Citigroup Inc.	1.700%	4/27/18	1,990	1,990
	Citigroup Inc.	1.750%	5/1/18	1,302	1,302
	Citigroup Inc.	2.150%	7/30/18	118	118
	Citigroup Inc.	2.500%	9/26/18	1,275	1,283
	Citigroup Inc.	2.550%	4/8/19	701	706
	Citigroup Inc.	2.500%	7/29/19	540	544
	Citigroup Inc.	2.450%	1/10/20	635	639
	Citigroup Inc.	2.650%	10/26/20	1,700	1,716
	Citigroup Inc.	2.700%	3/30/21	325	328
	Citigroup Inc.	2.750%	4/25/22	1,610	1,614
4	Citigroup Inc.	2.876%	7/24/23	590	589
	Citigroup Inc.	4.600%	3/9/26	118	125

4,9,12, Colonial BancGroup Inc.
15		7.114%	5/29/49	560	—
	Commonwealth Bank of Australia	2.500%	9/20/18	1,380	1,391
	Commonwealth Bank of Australia	1.750%	11/2/18	546	545
	Commonwealth Bank of Australia	2.250%	3/13/19	1,635	1,645
	Commonwealth Bank of Australia	2.300%	9/6/19	1,105	1,114
	Commonwealth Bank of Australia	2.300%	3/12/20	510	512
9	Commonwealth Bank of Australia	2.050%	9/18/20	1,765	1,756
	Commonwealth Bank of Australia	2.400%	11/2/20	1,090	1,094
9	Commonwealth Bank of Australia	2.000%	9/6/21	165	162
9	Commonwealth Bank of Australia	2.750%	3/10/22	2,575	2,593
9	Commonwealth Bank of Australia	2.500%	9/18/22	2,055	2,043
13,14	Commonwealth Bank of Australia	3.640%	11/5/24	1,200	957
9	Commonwealth Bank of Australia	4.500%	12/9/25	150	157
13,14	Commonwealth Bank of Australia	4.385%	6/3/26	600	490
	Compass Bank	2.875%	6/29/22	1,580	1,569
	Cooperatieve Rabobank UA	2.250%	1/14/19	2,020	2,035
	Cooperatieve Rabobank UA	2.250%	1/14/20	2,095	2,109
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	268
13,14	Cooperatieve Rabobank UA	4.210%	7/2/25	400	321

13	Cooperatieve Rabobank UA	5.000%	7/2/25	300	242
9	Credit Agricole SA	3.250%	10/4/24	505	505
	Credit Suisse AG	1.700%	4/27/18	1,405	1,406
	Credit Suisse AG	2.300%	5/28/19	990	995
9	Credit Suisse Group AG	4.282%	1/9/28	350	365
	Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	95	96
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	585	596
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	615	639
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	735	758
9	Danske Bank A/S	2.750%	9/17/20	572	580
9	Danske Bank A/S	2.700%	3/2/22	160	161
	Deutsche Bank AG	1.875%	2/13/18	345	345
	Deutsche Bank AG	2.500%	2/13/19	176	177
	Deutsche Bank AG	2.700%	7/13/20	4,220	4,235
	Discover Bank	2.600%	11/13/18	588	591
9	DNB Bank ASA	2.125%	10/2/20	1,770	1,769
	Fifth Third Bank	2.150%	8/20/18	778	781
	Fifth Third Bank	2.300%	3/15/19	670	674
	Fifth Third Bank	2.375%	4/25/19	614	618
	Fifth Third Bank	1.625%	9/27/19	1,015	1,009
	Fifth Third Bank	2.250%	6/14/21	686	685
	First Republic Bank	2.375%	6/17/19	1,185	1,183
	First Republic Bank	2.500%	6/6/22	2,170	2,151
	Goldman Sachs Group Inc.	5.950%	1/18/18	2,670	2,703
	Goldman Sachs Group Inc.	2.375%	1/22/18	2,020	2,024
	Goldman Sachs Group Inc.	6.150%	4/1/18	862	881
	Goldman Sachs Group Inc.	2.900%	7/19/18	1,960	1,976
	Goldman Sachs Group Inc.	2.625%	1/31/19	1,550	1,563
	Goldman Sachs Group Inc.	1.950%	7/23/19	1,695	1,693
13	Goldman Sachs Group Inc.	5.000%	8/21/19	580	473
	Goldman Sachs Group Inc.	2.550%	10/23/19	640	645
	Goldman Sachs Group Inc.	2.300%	12/13/19	2,970	2,981
	Goldman Sachs Group Inc.	5.375%	3/15/20	501	538
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,068	2,095
	Goldman Sachs Group Inc.	2.600%	12/27/20	1,235	1,242
	Goldman Sachs Group Inc.	2.875%	2/25/21	2,946	2,990
	Goldman Sachs Group Inc.	2.625%	4/25/21	1,411	1,417
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,090
	Goldman Sachs Group Inc.	5.750%	1/24/22	927	1,038
	Goldman Sachs Group Inc.	3.000%	4/26/22	2,220	2,243
4	Goldman Sachs Group Inc.	2.908%	6/5/23	3,090	3,085
4	Goldman Sachs Group Inc.	3.272%	9/29/25	1,505	1,503
9	HSBC Bank plc	1.500%	5/15/18	535	535
	HSBC Holdings plc	3.400%	3/8/21	1,485	1,531
	HSBC Holdings plc	2.950%	5/25/21	1,905	1,939
	HSBC Holdings plc	2.650%	1/5/22	1,535	1,537
4	HSBC Holdings plc	3.262%	3/13/23	5,685	5,799
	HSBC Holdings plc	3.600%	5/25/23	430	447
4	HSBC Holdings plc	6.000%	11/22/65	265	277
	HSBC USA Inc.	1.625%	1/16/18	1,355	1,355
	HSBC USA Inc.	2.375%	11/13/19	1,170	1,178
	HSBC USA Inc.	2.350%	3/5/20	1,406	1,413
	HSBC USA Inc.	2.750%	8/7/20	365	371
	Huntington Bancshares Inc.	2.600%	8/2/18	810	815
	Huntington National Bank	2.000%	6/30/18	1,280	1,283
	Huntington National Bank	2.200%	11/6/18	525	527
	Huntington National Bank	2.375%	3/10/20	1,325	1,332

	Huntington National Bank	2.875%	8/20/20	819	835
	Huntington National Bank	2.500%	8/7/22	1,210	1,202
	ICICI Bank Ltd.	4.000%	3/18/26	355	360
9	ING Bank NV	1.800%	3/16/18	203	203
9	ING Bank NV	2.500%	10/1/19	400	403
9	ING Bank NV	2.450%	3/16/20	570	573
9	ING Bank NV	2.700%	8/17/20	93	94
	ING Groep NV	3.150%	3/29/22	460	469
	Intesa Sanpaolo SPA	3.875%	1/16/18	556	559
9	Intesa Sanpaolo SPA	3.125%	7/14/22	1,360	1,362
	JPMorgan Chase & Co.	1.800%	1/25/18	470	470
	JPMorgan Chase & Co.	1.700%	3/1/18	2,277	2,278
	JPMorgan Chase & Co.	1.625%	5/15/18	63	63
	JPMorgan Chase & Co.	2.350%	1/28/19	1,550	1,560
	JPMorgan Chase & Co.	2.200%	10/22/19	1,449	1,457
	JPMorgan Chase & Co.	2.250%	1/23/20	1,692	1,700
	JPMorgan Chase & Co.	2.750%	6/23/20	2,870	2,924
	JPMorgan Chase & Co.	4.250%	10/15/20	639	677
	JPMorgan Chase & Co.	2.550%	10/29/20	2,292	2,318
	JPMorgan Chase & Co.	2.550%	3/1/21	495	499
	JPMorgan Chase & Co.	2.295%	8/15/21	1,195	1,191
	JPMorgan Chase & Co.	2.972%	1/15/23	1,884	1,907
4	JPMorgan Chase & Co.	2.776%	4/25/23	1,910	1,917
	JPMorgan Chase & Co.	2.700%	5/18/23	409	408
4	JPMorgan Chase & Co.	3.220%	3/1/25	1,095	1,108
4	JPMorgan Chase & Co.	3.782%	2/1/28	580	594
	JPMorgan Chase Bank NA	6.000%	10/1/17	775	775
	KeyBank NA	1.650%	2/1/18	136	136
	KeyBank NA	2.350%	3/8/19	1,246	1,256
	KeyBank NA	2.500%	11/22/21	250	251
	Lloyds Banking Group plc	3.000%	1/11/22	440	443
	Lloyds Banking Group plc	3.750%	1/11/27	825	831
9	Macquarie Bank Ltd.	1.600%	10/27/17	1,400	1,400
9	Macquarie Bank Ltd.	2.400%	1/21/20	865	866
9	Macquarie Bank Ltd.	4.875%	6/10/25	100	105
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	925	933
	Manufacturers & Traders Trust Co.	1.450%	3/7/18	855	854
	Manufacturers & Traders Trust Co.	2.300%	1/30/19	970	975
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	847
11	Manufacturers & Traders Trust Co.	1.956%	12/1/21	245	243
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	676
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,200	1,219
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	165	163
	Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	80	81
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,330	3,324
9	Mitsubishi UFJ Trust & Banking Corp.	1.600%	10/16/17	710	710
9	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	1,055	1,061
9	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	766
	Mizuho Financial Group Inc.	2.953%	2/28/22	815	822
	Morgan Stanley	5.950%	12/28/17	1,179	1,191
	Morgan Stanley	1.875%	1/5/18	1,495	1,496
	Morgan Stanley	6.625%	4/1/18	529	542
	Morgan Stanley	2.125%	4/25/18	740	742
	Morgan Stanley	2.500%	1/24/19	1,090	1,098
	Morgan Stanley	2.450%	2/1/19	872	878
	Morgan Stanley	2.375%	7/23/19	988	994
	Morgan Stanley	5.625%	9/23/19	182	194

	Morgan Stanley	5.500%	1/26/20	364	391
	Morgan Stanley	2.650%	1/27/20	1,122	1,134
	Morgan Stanley	2.800%	6/16/20	1,244	1,262
	Morgan Stanley	2.500%	4/21/21	1,133	1,135
	Morgan Stanley	2.625%	11/17/21	2,650	2,650
	Morgan Stanley	2.750%	5/19/22	2,285	2,292
11	Morgan Stanley	2.532%	5/8/24	800	810
	MUFG Americas Holdings Corp.	1.625%	2/9/18	300	300
	MUFG Americas Holdings Corp.	2.250%	2/10/20	700	699
	MUFG Union Bank NA	2.625%	9/26/18	945	953
	MUFG Union Bank NA	2.250%	5/6/19	580	582
	National Australia Bank Ltd.	2.300%	7/25/18	500	503
	National Australia Bank Ltd.	2.000%	1/14/19	556	557
	National Australia Bank Ltd.	1.375%	7/12/19	500	495
	National Australia Bank Ltd.	2.250%	1/10/20	820	822
	National Australia Bank Ltd.	1.875%	7/12/21	400	391
	National Australia Bank Ltd.	2.800%	1/10/22	725	733
	National Australia Bank Ltd.	2.500%	5/22/22	370	368
	National Bank of Canada	2.100%	12/14/18	675	677
	National Bank of Canada	2.150%	6/12/20	1,770	1,768
	National City Corp.	6.875%	5/15/19	190	204
9	Nordea Bank AB	1.625%	9/30/19	495	492
9	Nordea Bank AB	2.500%	9/17/20	307	309
4	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	410
	PNC Bank NA	6.000%	12/7/17	115	116
	PNC Bank NA	6.875%	4/1/18	100	103
	PNC Bank NA	2.200%	1/28/19	1,185	1,191
	PNC Bank NA	2.250%	7/2/19	1,010	1,016
	PNC Bank NA	2.400%	10/18/19	1,791	1,803
	PNC Bank NA	2.300%	6/1/20	364	367
	PNC Bank NA	2.600%	7/21/20	1,135	1,151
	PNC Bank NA	2.450%	11/5/20	439	443
	PNC Bank NA	2.150%	4/29/21	352	351
	PNC Bank NA	2.550%	12/9/21	1,035	1,040
	PNC Bank NA	2.625%	2/17/22	2,285	2,304
	PNC Funding Corp.	5.125%	2/8/20	180	192
	Regions Bank	7.500%	5/15/18	250	258
	Regions Financial Corp.	2.750%	8/14/22	1,080	1,078
	Royal Bank of Canada	1.500%	1/16/18	95	95
	Royal Bank of Canada	2.000%	12/10/18	530	532
	Royal Bank of Canada	2.150%	3/15/19	825	830
	Royal Bank of Canada	1.500%	7/29/19	1,420	1,412
	Royal Bank of Canada	2.125%	3/2/20	3,550	3,565
	Royal Bank of Canada	2.350%	10/30/20	187	188
4	Royal Bank of Scotland Group plc	3.498%	5/15/23	640	645
	Santander Bank NA	8.750%	5/30/18	795	830
	Santander Holdings USA Inc.	2.700%	5/24/19	765	771
9	Santander Holdings USA Inc.	3.700%	3/28/22	1,495	1,521
	Santander UK Group Holdings plc	2.875%	8/5/21	240	241
	Santander UK Group Holdings plc	3.571%	1/10/23	220	224
	Santander UK plc	3.050%	8/23/18	1,130	1,142
	Santander UK plc	2.000%	8/24/18	386	387
	Santander UK plc	2.500%	3/14/19	1,510	1,523
	Santander UK plc	2.350%	9/10/19	1,599	1,608
9	Skandinaviska Enskilda Banken AB	1.750%	3/19/18	450	450
	Skandinaviska Enskilda Banken AB	2.625%	3/15/21	250	252
	Skandinaviska Enskilda Banken AB	1.875%	9/13/21	875	856

4	Skandinaviska Enskilda Banken AB	5.750%	12/31/49	365	377
	Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	705	709
	Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	170	172
	Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	182	179
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,555	1,561
	SunTrust Bank	2.250%	1/31/20	815	819
	SunTrust Bank	2.450%	8/1/22	1,365	1,359
	SunTrust Banks Inc.	2.900%	3/3/21	580	590
	Svenska Handelsbanken AB	2.500%	1/25/19	548	553
	Svenska Handelsbanken AB	1.500%	9/6/19	585	581
	Svenska Handelsbanken AB	1.950%	9/8/20	845	842
	Svenska Handelsbanken AB	2.450%	3/30/21	1,800	1,811
	Svenska Handelsbanken AB	1.875%	9/7/21	855	838
9	Swedbank AB	2.800%	3/14/22	1,295	1,309
	Synchrony Bank	3.000%	6/15/22	1,495	1,487
	Synchrony Financial	2.600%	1/15/19	415	418
	Synchrony Financial	3.000%	8/15/19	2,298	2,322
	Synchrony Financial	2.700%	2/3/20	912	916
	Synchrony Financial	4.250%	8/15/24	140	146
	Synchrony Financial	4.500%	7/23/25	195	203
	Toronto-Dominion Bank	2.125%	7/2/19	1,560	1,569
	Toronto-Dominion Bank	1.450%	8/13/19	500	497
	Toronto-Dominion Bank	2.250%	11/5/19	1,015	1,023
	Toronto-Dominion Bank	1.850%	9/11/20	605	602
	Toronto-Dominion Bank	2.500%	12/14/20	565	572
	UBS AG	2.375%	8/14/19	282	284
9	UBS AG	2.200%	6/8/20	2,140	2,138
9	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	405	411
9	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,450	1,466
9	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	951	947
9	UBS Group Funding Switzerland AG	3.491%	5/23/23	395	403
4,9	UBS Group Funding Switzerland AG	2.859%	8/15/23	2,500	2,488
4	United Overseas Bank Ltd.	3.750%	9/19/24	400	408
	US Bank NA	2.125%	10/28/19	508	510
	Wachovia Corp.	5.750%	2/1/18	1,316	1,334
12,15	Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	2.600%	7/22/20	680	689
	Wells Fargo & Co.	2.100%	7/26/21	445	440
13	Wells Fargo & Co.	3.000%	7/27/21	400	311
	Wells Fargo & Co.	2.625%	7/22/22	2,880	2,880
	Wells Fargo Bank NA	6.000%	11/15/17	1,413	1,420
	Wells Fargo Bank NA	1.800%	11/28/18	620	621
	Wells Fargo Bank NA	1.750%	5/24/19	1,778	1,776
	Wells Fargo Bank NA	2.150%	12/6/19	2,060	2,069
	Westpac Banking Corp.	2.250%	7/30/18	500	502
	Westpac Banking Corp.	1.950%	11/23/18	485	485
	Westpac Banking Corp.	2.250%	1/17/19	1,040	1,045
	Westpac Banking Corp.	1.600%	8/19/19	965	961
	Westpac Banking Corp.	4.875%	11/19/19	845	894
	Westpac Banking Corp.	2.300%	5/26/20	70	71
	Westpac Banking Corp.	2.600%	11/23/20	1,505	1,524
	Westpac Banking Corp.	2.100%	5/13/21	1,276	1,263
	Westpac Banking Corp.	2.000%	8/19/21	1,900	1,871
13,14	Westpac Banking Corp.	3.770%	3/14/24	1,300	1,033
13,14	Westpac Banking Corp.	4.835%	3/10/26	500	413
	Westpac Banking Corp.	3.350%	3/8/27	390	395

4	Westpac Banking Corp.	4.322%	11/23/31	965	987

	Brokerage (0.2%)
	Charles Schwab Corp.	1.500%	3/10/18	465	465
	Jefferies Group LLC	5.125%	4/13/18	365	371
	Legg Mason Inc.	2.700%	7/15/19	140	141
12,15	Lehman Brothers Holdings E-Capital Trust I	3.589%	8/19/65	210	—
	Nomura Holdings Inc.	2.750%	3/19/19	620	625
	Stifel Financial Corp.	3.500%	12/1/20	620	635
	Stifel Financial Corp.	4.250%	7/18/24	75	77
	TD Ameritrade Holding Corp.	2.950%	4/1/22	415	420

	Finance Companies (0.4%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	3.750%	5/15/19	315	322
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.250%	7/1/20	165	173
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.625%	10/30/20	450	478
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	5/15/21	1,345	1,422
	Air Lease Corp.	3.375%	1/15/19	755	766
	Air Lease Corp.	4.250%	9/15/24	80	84
	GE Capital International Funding Co.	2.342%	11/15/20	2,724	2,736
	International Lease Finance Corp.	3.875%	4/15/18	35	35
	International Lease Finance Corp.	4.625%	4/15/21	235	249
9	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	440

	Insurance (2.1%)
	Aetna Inc.	1.700%	6/7/18	435	435
	Aetna Inc.	2.800%	6/15/23	235	235
	Aflac Inc.	3.625%	6/15/23	140	147
9	AIG Global Funding	2.150%	7/2/20	365	365
9	AIG Global Funding	2.700%	12/15/21	315	317
	Alleghany Corp.	5.625%	9/15/20	210	228
	Alterra Finance LLC	6.250%	9/30/20	235	259
	American Financial Group Inc.	9.875%	6/15/19	770	867
	American International Group Inc.	2.300%	7/16/19	142	142
	American International Group Inc.	4.125%	2/15/24	150	159
	American International Group Inc.	3.750%	7/10/25	200	207
	Anthem Inc.	1.875%	1/15/18	465	466
	Aon plc	4.750%	5/15/45	140	153
	Aspen Insurance Holdings Ltd.	6.000%	12/15/20	625	682
	Assurant Inc.	2.500%	3/15/18	700	703
	AXIS Specialty Finance LLC	5.875%	6/1/20	300	325
	AXIS Specialty Finance plc	2.650%	4/1/19	350	356
	Berkshire Hathaway Finance Corp.	5.400%	5/15/18	600	615
	Berkshire Hathaway Finance Corp.	1.300%	8/15/19	880	872
	Berkshire Hathaway Inc.	2.100%	8/14/19	125	126
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,435	1,449
9	Brighthouse Financial Inc.	3.700%	6/22/27	420	411
9	Brighthouse Financial Inc.	4.700%	6/22/47	105	103
	Chubb INA Holdings Inc.	2.300%	11/3/20	868	872
	Chubb INA Holdings Inc.	2.875%	11/3/22	250	254
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	140
	CNA Financial Corp.	3.450%	8/15/27	115	113
4,16	Delta Lloyd NV	4.375%	6/29/49	175	223

4,16	Demeter Investments BV for Zurich
	Insurance Co. Ltd.	3.500%	10/1/46	200	261
	Enstar Group Ltd.	4.500%	3/10/22	685	708
	Marsh & McLennan Cos. Inc.	2.550%	10/15/18	125	126
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	460	463
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	80	86
	Marsh & McLennan Cos. Inc.	2.750%	1/30/22	920	928
9	MassMutual Global Funding II	2.100%	8/2/18	300	301
9	MassMutual Global Funding II	1.950%	9/22/20	1,070	1,064
9	MassMutual Global Funding II	2.500%	4/13/22	200	200
9	MassMutual Global Funding II	2.500%	10/17/22	465	463
9	MassMutual Global Funding II	2.750%	6/22/24	1,300	1,290
	MetLife Inc.	1.756%	12/15/17	300	300
	MetLife Inc.	6.817%	8/15/18	315	329
	MetLife Inc.	7.717%	2/15/19	220	236
4	MetLife Inc.	5.250%	12/29/49	165	170
9	Metropolitan Life Global Funding I	1.500%	1/10/18	650	650
9	Metropolitan Life Global Funding I	2.300%	4/10/19	275	277
9	Metropolitan Life Global Funding I	1.550%	9/13/19	450	446
9	Metropolitan Life Global Funding I	1.950%	9/15/21	465	455
9	Metropolitan Life Global Funding I	3.000%	1/10/23	300	305
9	New York Life Global Funding	1.950%	2/11/20	430	428
9	New York Life Global Funding	1.950%	9/28/20	1,290	1,270
9	New York Life Global Funding	2.900%	1/17/24	205	207
9	Pricoa Global Funding I	2.550%	11/24/20	235	237
9	Pricoa Global Funding I	2.200%	6/3/21	260	259
9	Pricoa Global Funding I	2.450%	9/21/22	430	429
9	Principal Life Global Funding II	2.200%	4/8/20	685	685
	Prudential Financial Inc.	7.375%	6/15/19	255	278
	Prudential Financial Inc.	4.500%	11/16/21	300	324
4	Prudential Financial Inc.	5.375%	5/15/45	290	313
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	549
	Reinsurance Group of America Inc.	3.950%	9/15/26	620	629
9	Reliance Standard Life Global Funding II	2.150%	10/15/18	680	680
9	Reliance Standard Life Global Funding II	2.500%	1/15/20	1,255	1,261
9	Reliance Standard Life Global Funding II	2.375%	5/4/20	430	429
9	Reliance Standard Life Global Funding II	3.050%	1/20/21	205	207
9	Sammons Financial Group Inc.	4.450%	5/12/27	245	251
9	Swiss Re Treasury US Corp.	2.875%	12/6/22	230	230
9	TIAA Asset Management Finance Co. LLC	2.950%	11/1/19	1,463	1,488
	Torchmark Corp.	9.250%	6/15/19	170	190
	Travelers Cos. Inc.	5.800%	5/15/18	55	56
	Travelers Cos. Inc.	5.900%	6/2/19	70	74
	Travelers Cos. Inc.	3.900%	11/1/20	105	110
	UnitedHealth Group Inc.	1.900%	7/16/18	480	481
	UnitedHealth Group Inc.	2.700%	7/15/20	350	357
4,16	XLIT Ltd.	3.250%	6/29/47	1,171	1,357

	Other Finance (0.1%)
	ORIX Corp.	2.900%	7/18/22	725	728

	Real Estate Investment Trusts (1.2%)
	Alexandria Real Estate Equities Inc.	2.750%	1/15/20	715	722
	Boston Properties LP	3.700%	11/15/18	100	102
	Boston Properties LP	5.875%	10/15/19	781	834
	Brandywine Operating Partnership LP	4.950%	4/15/18	475	483
	Brandywine Operating Partnership LP	3.950%	2/15/23	314	318

	Brandywine Operating Partnership LP	4.100%	10/1/24	185	186
	Brixmor Operating Partnership LP	3.650%	6/15/24	670	667
	Brixmor Operating Partnership LP	3.850%	2/1/25	146	146
	Brixmor Operating Partnership LP	4.125%	6/15/26	725	731
	Brixmor Operating Partnership LP	3.900%	3/15/27	470	466
	Camden Property Trust	4.875%	6/15/23	50	54
	Camden Property Trust	4.250%	1/15/24	150	159
	Camden Property Trust	3.500%	9/15/24	45	46
	CubeSmart LP	4.375%	12/15/23	240	255
	DDR Corp.	3.625%	2/1/25	65	63
	DDR Corp.	4.250%	2/1/26	390	391
	DDR Corp.	4.700%	6/1/27	265	273
	Digital Realty Trust LP	3.400%	10/1/20	706	728
	Digital Realty Trust LP	3.950%	7/1/22	840	885
	Duke Realty LP	3.250%	6/30/26	107	106
	ERP Operating LP	2.375%	7/1/19	125	126
	ERP Operating LP	4.750%	7/15/20	53	56
	Federal Realty Investment Trust	2.550%	1/15/21	232	233
13	General Property Trust	4.500%	9/11/20	90	73
9	Goodman Australia Industrial Fund	3.400%	9/30/26	410	403
13	GPT Wholesale Office Fund No. 1	4.000%	5/18/22	50	40
	HCP Inc.	2.625%	2/1/20	295	297
	HCP Inc.	4.250%	11/15/23	180	190
	HCP Inc.	4.200%	3/1/24	195	204
	HCP Inc.	3.400%	2/1/25	365	364
	HCP Inc.	4.000%	6/1/25	210	217
	Healthcare Trust of America Holdings LP	2.950%	7/1/22	365	365
	Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	328
	Healthcare Trust of America Holdings LP	3.500%	8/1/26	250	244
	Kilroy Realty LP	4.800%	7/15/18	435	442
	Kimco Realty Corp.	3.300%	2/1/25	115	114
	Kimco Realty Corp.	4.450%	9/1/47	130	129
	Liberty Property LP	4.750%	10/1/20	260	276
	Liberty Property LP	3.750%	4/1/25	85	87
	Public Storage	2.370%	9/15/22	825	823
	Realty Income Corp.	2.000%	1/31/18	130	130
	Realty Income Corp.	5.750%	1/15/21	95	104
	Realty Income Corp.	4.125%	10/15/26	455	470
9	Scentre Group Trust 1 / Scentre Group Trust
	2	3.750%	3/23/27	690	699
	Senior Housing Properties Trust	3.250%	5/1/19	850	860
	Simon Property Group LP	2.500%	9/1/20	269	272
	Simon Property Group LP	4.375%	3/1/21	175	186
	Simon Property Group LP	2.350%	1/30/22	295	294
	Ventas Realty LP	3.125%	6/15/23	111	111
	Ventas Realty LP	3.500%	2/1/25	165	165
	Ventas Realty LP	3.850%	4/1/27	155	158
	Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	560	560
	VEREIT Operating Partnership LP	3.000%	2/6/19	505	509
	Welltower Inc.	2.250%	3/15/18	385	386
	Welltower Inc.	4.125%	4/1/19	1,137	1,168
	Welltower Inc.	4.000%	6/1/25	170	177
					385,522
Industrial (24.8%)
	Basic Industry (0.8%)
	Agrium Inc.	6.750%	1/15/19	1,087	1,146
9	Air Liquide Finance SA	1.375%	9/27/19	555	549

9	Air Liquide Finance SA	1.750%	9/27/21	830	810
	Air Products & Chemicals Inc.	1.200%	10/15/17	275	275
	Air Products & Chemicals Inc.	4.375%	8/21/19	170	178
	Airgas Inc.	1.650%	2/15/18	555	555
	Airgas Inc.	2.375%	2/15/20	240	241
	Airgas Inc.	3.050%	8/1/20	300	302
	CF Industries Inc.	6.875%	5/1/18	640	658
9	CF Industries Inc.	3.400%	12/1/21	345	352
	EI du Pont de Nemours & Co.	6.000%	7/15/18	658	681
13	Glencore Australia Holdings Pty Ltd.	4.500%	9/19/19	100	80
	Goldcorp Inc.	2.125%	3/15/18	360	361
	International Paper Co.	7.950%	6/15/18	125	130
	Monsanto Co.	5.125%	4/15/18	535	545
	Monsanto Co.	1.850%	11/15/18	75	75
	Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	693	695
	Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	275	293
	PPG Industries Inc.	2.300%	11/15/19	680	684
	Praxair Inc.	4.500%	8/15/19	710	744
	Praxair Inc.	4.050%	3/15/21	165	175
	RPM International Inc.	6.500%	2/15/18	85	86
	Vale Overseas Ltd.	5.875%	6/10/21	1,170	1,288
	WestRock MWV LLC	7.375%	9/1/19	590	645
	WestRock RKT Co.	4.450%	3/1/19	230	237
	WestRock RKT Co.	4.900%	3/1/22	70	75
	WestRock RKT Co.	4.000%	3/1/23	550	579

	Capital Goods (2.1%)
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	216
	Caterpillar Financial Services Corp.	7.150%	2/15/19	1,135	1,215
	Caterpillar Financial Services Corp.	1.900%	3/22/19	300	301
	Caterpillar Financial Services Corp.	1.350%	5/18/19	810	804
	Caterpillar Financial Services Corp.	2.100%	1/10/20	820	819
	Caterpillar Financial Services Corp.	1.700%	8/9/21	580	568
	Caterpillar Financial Services Corp.	1.931%	10/1/21	2,387	2,354
	Caterpillar Financial Services Corp.	2.400%	6/6/22	620	620
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	561
	Caterpillar Inc.	7.900%	12/15/18	1,460	1,567
	CNH Industrial Capital LLC	3.375%	7/15/19	395	400
	CNH Industrial Capital LLC	4.375%	11/6/20	510	535
	CNH Industrial Capital LLC	4.875%	4/1/21	95	101
	CNH Industrial Capital LLC	3.875%	10/15/21	180	185
	CNH Industrial Capital LLC	4.375%	4/5/22	325	342
	General Dynamics Corp.	2.375%	11/15/24	1,435	1,410
	General Electric Capital Corp.	5.625%	5/1/18	145	149
	General Electric Capital Corp.	6.000%	8/7/19	731	786
	General Electric Capital Corp.	2.200%	1/9/20	736	742
	General Electric Capital Corp.	4.375%	9/16/20	750	803
	General Electric Capital Corp.	5.300%	2/11/21	163	179
9	General Electric Co. / LJ VP Holdings LLC	3.800%	6/18/19	555	572
	Illinois Tool Works Inc.	3.375%	9/15/21	425	442
	John Deere Capital Corp.	5.750%	9/10/18	680	705
	John Deere Capital Corp.	1.250%	10/9/19	450	444
	John Deere Capital Corp.	1.950%	6/22/20	610	610
	John Deere Capital Corp.	2.375%	7/14/20	1,245	1,257
	John Deere Capital Corp.	2.450%	9/11/20	1,075	1,086
	John Deere Capital Corp.	2.550%	1/8/21	360	364
	John Deere Capital Corp.	2.800%	3/4/21	815	830

	John Deere Capital Corp.	3.900%	7/12/21	240	254
	Komatsu Mining Corp.	5.125%	10/15/21	2,825	3,100
17	Leonardo SPA	8.000%	12/16/19	380	581
16	Leonardo SPA	4.500%	1/19/21	200	267
	Masco Corp.	7.125%	3/15/20	158	176
	Parker-Hannifin Corp.	5.500%	5/15/18	85	87
	Precision Castparts Corp.	2.500%	1/15/23	645	646
	Precision Castparts Corp.	3.250%	6/15/25	500	509
	Raytheon Co.	4.400%	2/15/20	55	58
	Raytheon Co.	3.125%	10/15/20	222	229
	Rockwell Automation Inc.	5.650%	12/1/17	115	116
	Roper Technologies Inc.	2.050%	10/1/18	477	477
	Roper Technologies Inc.	2.800%	12/15/21	315	318
	Roper Technologies Inc.	3.850%	12/15/25	300	309
9	Siemens Financieringsmaatschappij NV	2.200%	3/16/20	2,045	2,050
9	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,060	1,077
	Textron Inc.	7.250%	10/1/19	300	329
	Textron Inc.	3.875%	3/1/25	240	248
	United Rentals North America Inc.	4.625%	7/15/23	1,120	1,168
	United Rentals North America Inc.	5.875%	9/15/26	165	179
	United Rentals North America Inc.	5.500%	5/15/27	235	250

	Communication (2.9%)
	21st Century Fox America Inc.	7.250%	5/18/18	175	181
	Activision Blizzard Inc.	2.300%	9/15/21	350	348
	Activision Blizzard Inc.	2.600%	6/15/22	600	599
9	Activision Blizzard Inc.	6.125%	9/15/23	520	555
	America Movil SAB de CV	5.625%	11/15/17	805	807
	America Movil SAB de CV	5.000%	10/16/19	500	530
	America Movil SAB de CV	5.000%	3/30/20	1,610	1,718
	AT&T Inc.	1.400%	12/1/17	600	600
	AT&T Inc.	5.500%	2/1/18	309	313
	AT&T Inc.	5.600%	5/15/18	175	179
	AT&T Inc.	5.800%	2/15/19	780	821
	AT&T Inc.	5.875%	10/1/19	1,370	1,472
	AT&T Inc.	5.200%	3/15/20	1,375	1,473
	AT&T Inc.	4.600%	2/15/21	100	106
	AT&T Inc.	2.800%	2/17/21	2,090	2,113
	AT&T Inc.	3.200%	3/1/22	340	346
	AT&T Inc.	3.000%	6/30/22	400	404
	AT&T Inc.	4.450%	4/1/24	200	212
	AT&T Inc.	3.900%	8/14/27	420	421
	AT&T Inc.	5.150%	2/14/50	407	410
	CBS Corp.	2.300%	8/15/19	20	20
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	2,765	2,838
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	250	264
	Comcast Corp.	5.875%	2/15/18	410	416
	Comcast Corp.	3.375%	8/15/25	315	324
	Crown Castle International Corp.	3.400%	2/15/21	900	926
	Crown Castle International Corp.	2.250%	9/1/21	200	198
	Crown Castle International Corp.	4.875%	4/15/22	200	217
	Crown Castle International Corp.	4.450%	2/15/26	400	423
	Deutsche Telekom International Finance BV	6.750%	8/20/18	275	286

	Discovery Communications LLC	2.200%	9/20/19	685	687
	Discovery Communications LLC	3.800%	3/13/24	345	355
	Electronic Arts Inc.	3.700%	3/1/21	350	364
	Grupo Televisa SAB	6.000%	5/15/18	250	256
	Interpublic Group of Cos. Inc.	2.250%	11/15/17	78	78
9	NBCUniversal Enterprise Inc.	1.974%	4/15/19	1,610	1,616
	NBCUniversal Media LLC	4.375%	4/1/21	585	627
	NBCUniversal Media LLC	2.875%	1/15/23	1,050	1,064
	Omnicom Group Inc.	6.250%	7/15/19	125	134
	Orange SA	2.750%	2/6/19	720	729
	Orange SA	1.625%	11/3/19	1,200	1,192
	Qwest Corp.	6.750%	12/1/21	120	131
	Scripps Networks Interactive Inc.	2.800%	6/15/20	700	705
9	SES Global Americas Holdings GP	2.500%	3/25/19	1,295	1,291
9	Sirius XM Radio Inc.	6.000%	7/15/24	525	565
9	Sky plc	2.625%	9/16/19	300	300
9	Telstra Corp. Ltd.	3.125%	4/7/25	408	409
	Thomson Reuters Corp.	6.500%	7/15/18	730	757
	Time Warner Cable LLC	6.750%	7/1/18	2,099	2,171
	Time Warner Cable LLC	8.750%	2/14/19	395	429
	Time Warner Cable LLC	8.250%	4/1/19	555	603
	Verizon Communications Inc.	4.500%	9/15/20	4,910	5,267
	Verizon Communications Inc.	3.450%	3/15/21	600	621
	Verizon Communications Inc.	3.000%	11/1/21	600	610
	Verizon Communications Inc.	2.946%	3/15/22	3,049	3,100
	Verizon Communications Inc.	5.150%	9/15/23	100	112
	Viacom Inc.	5.625%	9/15/19	75	80
	Viacom Inc.	3.875%	12/15/21	200	205
	Viacom Inc.	2.250%	2/4/22	200	191
	Viacom Inc.	3.125%	6/15/22	380	377

	Consumer Cyclical (2.9%)
	Alibaba Group Holding Ltd.	1.625%	11/28/17	905	905
	Alibaba Group Holding Ltd.	2.500%	11/28/19	391	394
9	Alimentation Couche-Tard Inc.	2.700%	7/26/22	1,475	1,480
	American Honda Finance Corp.	2.125%	10/10/18	1,005	1,010
	American Honda Finance Corp.	1.500%	11/19/18	350	349
	American Honda Finance Corp.	1.700%	2/22/19	350	349
	American Honda Finance Corp.	2.000%	2/14/20	1,200	1,201
	American Honda Finance Corp.	1.950%	7/20/20	360	359
	American Honda Finance Corp.	2.450%	9/24/20	415	421
	American Honda Finance Corp.	1.700%	9/9/21	395	388
	AutoZone Inc.	7.125%	8/1/18	480	500
	AutoZone Inc.	1.625%	4/21/19	205	204
	CVS Health Corp.	1.900%	7/20/18	395	395
	CVS Health Corp.	2.250%	12/5/18	480	482
	Dollar General Corp.	1.875%	4/15/18	235	235
	Ford Motor Credit Co. LLC	2.145%	1/9/18	335	335
	Ford Motor Credit Co. LLC	2.375%	1/16/18	365	366
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	322
	Ford Motor Credit Co. LLC	2.459%	3/27/20	465	465
13	Ford Motor Credit Co. LLC	3.588%	6/2/20	838	663
	Ford Motor Credit Co. LLC	3.157%	8/4/20	955	974
	Ford Motor Credit Co. LLC	3.200%	1/15/21	810	823
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	471
	Ford Motor Credit Co. LLC	3.336%	3/18/21	1,705	1,738
	Ford Motor Credit Co. LLC	5.875%	8/2/21	835	927

	Ford Motor Credit Co. LLC	3.339%	3/28/22	725	735
	Ford Motor Credit Co. LLC	4.250%	9/20/22	365	384
	General Motors Co.	3.500%	10/2/18	885	899
	General Motors Co.	4.875%	10/2/23	600	647
	General Motors Financial Co. Inc.	6.750%	6/1/18	1,110	1,146
	General Motors Financial Co. Inc.	3.100%	1/15/19	130	132
	General Motors Financial Co. Inc.	2.400%	5/9/19	760	763
	General Motors Financial Co. Inc.	3.500%	7/10/19	700	717
	General Motors Financial Co. Inc.	3.700%	11/24/20	720	744
	General Motors Financial Co. Inc.	4.200%	3/1/21	895	936
	General Motors Financial Co. Inc.	3.200%	7/6/21	945	961
	General Motors Financial Co. Inc.	4.375%	9/25/21	60	64
	General Motors Financial Co. Inc.	3.450%	1/14/22	1,010	1,032
	General Motors Financial Co. Inc.	3.450%	4/10/22	240	244
	General Motors Financial Co. Inc.	3.150%	6/30/22	730	733
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	483
	General Motors Financial Co. Inc.	4.250%	5/15/23	460	480
9	Harley-Davidson Financial Services Inc.	1.550%	11/17/17	85	85
9	Harley-Davidson Financial Services Inc.	2.250%	1/15/19	248	248
9	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	235	236
9	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	255	254
9	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	195	195
9	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	845	837
9	Harley-Davidson Funding Corp.	6.800%	6/15/18	90	93
9	Hyundai Capital America	3.100%	4/5/22	500	496
17	Jaguar Land Rover Automotive plc	5.000%	2/15/22	408	599
16	Jaguar Land Rover Automotive plc	2.200%	1/15/24	300	357
	Lowe's Cos. Inc.	1.150%	4/15/19	295	293
	Lowe's Cos. Inc.	4.625%	4/15/20	460	484
	Macy's Retail Holdings Inc.	3.450%	1/15/21	485	484
	Mastercard Inc.	2.000%	4/1/19	225	226
	McDonald's Corp.	2.100%	12/7/18	290	291
9	Nissan Motor Acceptance Corp.	2.000%	3/8/19	775	775
9	Nissan Motor Acceptance Corp.	2.150%	7/13/20	640	641
9	Nissan Motor Acceptance Corp.	2.600%	9/28/22	290	290
	PACCAR Financial Corp.	1.750%	8/14/18	160	160
	PACCAR Financial Corp.	2.200%	9/15/19	450	453
	PACCAR Financial Corp.	2.500%	8/14/20	70	71
	QVC Inc.	3.125%	4/1/19	230	232
	Smithsonian Institute Washington DC GO	3.434%	9/1/23	150	156
	Starbucks Corp.	2.100%	2/4/21	310	310
	TJX Cos. Inc.	2.750%	6/15/21	450	458
	Toyota Motor Credit Corp.	1.450%	1/12/18	650	650
	Toyota Motor Credit Corp.	2.000%	10/24/18	255	256
	Toyota Motor Credit Corp.	2.100%	1/17/19	470	472
	Toyota Motor Credit Corp.	2.125%	7/18/19	985	990
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	89
	Toyota Motor Credit Corp.	2.750%	5/17/21	290	295
	Toyota Motor Credit Corp.	3.400%	9/15/21	235	244
	VF Corp.	5.950%	11/1/17	140	140
	Visa Inc.	1.200%	12/14/17	830	830
	Visa Inc.	2.200%	12/14/20	2,070	2,089
	Visa Inc.	2.150%	9/15/22	730	727
	Visa Inc.	2.800%	12/14/22	290	296
9	Volkswagen Group of America Finance LLC	1.600%	11/20/17	200	200
9	Volkswagen Group of America Finance LLC	1.650%	5/22/18	200	200
	Wal-Mart Stores Inc.	3.625%	7/8/20	715	749

Wal-Mart Stores Inc.	3.250%	10/25/20	457	475
Walgreens Boots Alliance Inc.	3.800%	11/18/24	160	166
9 Wesfarmers Ltd.	1.874%	3/20/18	510	509

Consumer Noncyclical (7.0%)
Abbott Laboratories	2.350%	11/22/19	4,600	4,637
Abbott Laboratories	2.800%	9/15/20	500	508
Abbott Laboratories	2.900%	11/30/21	2,000	2,036
AbbVie Inc.	1.800%	5/14/18	3,140	3,144
AbbVie Inc.	2.500%	5/14/20	2,325	2,353
Actavis Inc.	6.125%	8/15/19	235	252
Agilent Technologies Inc.	6.500%	11/1/17	99	99
Agilent Technologies Inc.	5.000%	7/15/20	265	283
Agilent Technologies Inc.	3.200%	10/1/22	285	288
Allergan Funding SCS	2.350%	3/12/18	5,400	5,415
Allergan Funding SCS	2.450%	6/15/19	235	236
Allergan Funding SCS	3.000%	3/12/20	2,875	2,928
Allergan Funding SCS	3.450%	3/15/22	205	212
Allergan Funding SCS	4.550%	3/15/35	400	427
Allergan Inc.	1.350%	3/15/18	200	200
Altria Group Inc.	9.250%	8/6/19	1,714	1,940
Altria Group Inc.	4.750%	5/5/21	941	1,022
AmerisourceBergen Corp.	3.500%	11/15/21	300	311
Anheuser-Busch Cos. LLC	5.500%	1/15/18	150	152
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	65	65
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	1,700	1,704
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	515	518
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	8,080	8,210
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	330	342
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	400	441
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	750	805
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	1,790	1,924
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	300	302
9 BAT Capital Corp.	2.297%	8/14/20	3,630	3,627
9 BAT Capital Corp.	2.764%	8/15/22	3,145	3,148
9 BAT Capital Corp.	3.222%	8/15/24	1,260	1,260
Baxalta Inc.	2.000%	6/22/18	170	171
Baxalta Inc.	2.875%	6/23/20	2,085	2,118
Becton Dickinson & Co.	2.675%	12/15/19	1,100	1,113
Becton Dickinson & Co.	3.125%	11/8/21	900	916
Becton Dickinson & Co.	2.894%	6/6/22	1,000	1,003
Biogen Inc.	6.875%	3/1/18	120	123
Biogen Inc.	3.625%	9/15/22	1,269	1,334
Boston Scientific Corp.	2.650%	10/1/18	540	544
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	249
9 Cargill Inc.	3.250%	11/15/21	250	258
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	100	101
Celgene Corp.	2.125%	8/15/18	300	301
Celgene Corp.	2.250%	8/15/21	3,860	3,841
Clorox Co.	5.950%	10/15/17	120	120
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	300	300
Conagra Brands Inc.	4.950%	8/15/20	61	65
Constellation Brands Inc.	3.875%	11/15/19	600	623
Constellation Brands Inc.	3.750%	5/1/21	520	542
Constellation Brands Inc.	6.000%	5/1/22	275	315
Constellation Brands Inc.	2.700%	5/9/22	250	251
Covidien International Finance SA	6.000%	10/15/17	1,218	1,219

	Diageo Capital plc	1.125%	4/29/18	170	170
	Edwards Lifesciences Corp.	2.875%	10/15/18	600	605
	Express Scripts Holding Co.	4.750%	11/15/21	300	326
	Express Scripts Holding Co.	3.000%	7/15/23	900	900
	Express Scripts Holding Co.	4.500%	2/25/26	200	214
16	Fresenius SE & Co. KGaA	4.000%	2/1/24	100	138
16	Fresenius SE & Co. KGaA	3.000%	1/30/32	300	375
	Gilead Sciences Inc.	1.850%	9/20/19	750	750
	Gilead Sciences Inc.	2.350%	2/1/20	554	560
	Gilead Sciences Inc.	2.550%	9/1/20	4,370	4,449
	Gilead Sciences Inc.	4.400%	12/1/21	490	529
	Gilead Sciences Inc.	5.650%	12/1/41	200	248
9	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	321
	Hershey Co.	1.600%	8/21/18	60	60
	Kraft Foods Group Inc.	6.125%	8/23/18	291	302
	Kraft Heinz Foods Co.	2.000%	7/2/18	250	250
	McCormick & Co. Inc.	2.700%	8/15/22	250	251
	McKesson Corp.	2.284%	3/15/19	750	752
17	McKesson Corp.	3.125%	2/17/29	750	1,011
	Mead Johnson Nutrition Co.	3.000%	11/15/20	500	513
	Medtronic Inc.	1.500%	3/15/18	675	675
	Medtronic Inc.	1.375%	4/1/18	100	100
	Medtronic Inc.	2.500%	3/15/20	1,765	1,791
	Medtronic Inc.	3.150%	3/15/22	500	517
	Medtronic Inc.	3.625%	3/15/24	100	105
	Merck Sharp & Dohme Corp.	5.000%	6/30/19	180	190
	Mylan Inc.	2.600%	6/24/18	170	171
	Newell Brands Inc.	2.600%	3/29/19	94	95
	Newell Brands Inc.	3.150%	4/1/21	800	817
	Newell Brands Inc.	3.850%	4/1/23	1,240	1,305
	Newell Brands Inc.	5.375%	4/1/36	200	233
	PepsiCo Inc.	2.250%	1/7/19	100	101
	PepsiCo Inc.	4.500%	1/15/20	400	424
	PepsiCo Inc.	1.850%	4/30/20	650	650
9	Pernod Ricard SA	5.750%	4/7/21	150	166
9	Pernod Ricard SA	4.450%	1/15/22	150	161
	Pharmacia LLC	6.500%	12/1/18	200	211
	Quest Diagnostics Inc.	2.700%	4/1/19	465	470
9	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	1,500	1,492
	Reynolds American Inc.	2.300%	6/12/18	1,580	1,585
	Reynolds American Inc.	8.125%	6/23/19	1,306	1,437
9	Roche Holdings Inc.	2.250%	9/30/19	1,245	1,250
9	Roche Holdings Inc.	1.750%	1/28/22	565	551
9	Roche Holdings Inc.	3.350%	9/30/24	315	326
	Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	1,990	1,984
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	2,825	2,805
	Stryker Corp.	2.000%	3/8/19	150	150
	Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	900	908
	Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	855	844
16	Teva Pharmaceutical Finance Netherlands II
	BV	1.250%	3/31/23	100	115
16	Teva Pharmaceutical Finance Netherlands II
	BV	1.625%	10/15/28	100	105
	Teva Pharmaceutical Finance Netherlands III
	BV	1.400%	7/20/18	390	387
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	4,020	3,854

Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	1,100	1,048
The Kroger Co.	6.800%	12/15/18	150	158
The Kroger Co.	2.000%	1/15/19	300	301
The Kroger Co.	2.300%	1/15/19	760	762
The Kroger Co.	6.150%	1/15/20	250	271
The Kroger Co.	2.600%	2/1/21	450	450
The Kroger Co.	2.950%	11/1/21	490	493
The Kroger Co.	2.800%	8/1/22	400	400
The Kroger Co.	3.700%	8/1/27	125	123
Thermo Fisher Scientific Inc.	2.150%	12/14/18	400	401
Tyson Foods Inc.	2.650%	8/15/19	755	764
Tyson Foods Inc.	2.250%	8/23/21	625	622
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,450	1,465

Energy (4.0%)
Anadarko Petroleum Corp.	4.850%	3/15/21	700	742
Anadarko Petroleum Corp.	3.450%	7/15/24	200	198
9 Andeavor	4.750%	12/15/23	250	269
BP Capital Markets plc	1.375%	11/6/17	550	550
BP Capital Markets plc	1.375%	5/10/18	2,795	2,793
BP Capital Markets plc	2.241%	9/26/18	705	709
BP Capital Markets plc	4.750%	3/10/19	930	969
BP Capital Markets plc	1.676%	5/3/19	250	250
BP Capital Markets plc	2.237%	5/10/19	3,950	3,978
BP Capital Markets plc	2.521%	1/15/20	1,335	1,353
BP Capital Markets plc	2.315%	2/13/20	2,235	2,253
BP Capital Markets plc	4.500%	10/1/20	1,900	2,027
BP Capital Markets plc	4.742%	3/11/21	1,500	1,628
BP Capital Markets plc	2.112%	9/16/21	200	198
BP Capital Markets plc	3.062%	3/17/22	200	205
BP Capital Markets plc	3.245%	5/6/22	500	518
BP Capital Markets plc	3.216%	11/28/23	350	356
Cenovus Energy Inc.	5.700%	10/15/19	1,005	1,063
Chevron Corp.	1.718%	6/24/18	1,060	1,062
Chevron Corp.	4.950%	3/3/19	700	731
Chevron Corp.	2.193%	11/15/19	200	202
Chevron Corp.	1.961%	3/3/20	1,095	1,097
Chevron Corp.	2.427%	6/24/20	515	523
Chevron Corp.	2.419%	11/17/20	450	457
ConocoPhillips Co.	4.200%	3/15/21	3,055	3,244
ConocoPhillips Co.	2.875%	11/15/21	250	254
Devon Energy Corp.	4.000%	7/15/21	470	486
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	504
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	304
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	308
Enbridge Energy Partners LP	4.375%	10/15/20	25	26
4 Enbridge Energy Partners LP	8.050%	10/1/77	30	30
Encana Corp.	3.900%	11/15/21	150	154
Energy Transfer LP	2.500%	6/15/18	450	452
Energy Transfer LP	6.700%	7/1/18	990	1,023
Energy Transfer LP	4.150%	10/1/20	981	1,021
Energy Transfer LP	4.650%	6/1/21	375	398
Energy Transfer LP	5.200%	2/1/22	365	395
EOG Resources Inc.	5.625%	6/1/19	425	449
EOG Resources Inc.	2.450%	4/1/20	300	303
EOG Resources Inc.	2.625%	3/15/23	200	199

EQT Corp.	2.500%	10/1/20	500	501
EQT Corp.	3.000%	10/1/22	500	501
Hess Corp.	4.300%	4/1/27	200	198
Kinder Morgan Energy Partners LP	2.650%	2/1/19	50	50
Kinder Morgan Energy Partners LP	9.000%	2/1/19	125	136
Kinder Morgan Energy Partners LP	6.850%	2/15/20	315	347
Kinder Morgan Energy Partners LP	6.500%	4/1/20	425	465
Kinder Morgan Energy Partners LP	5.300%	9/15/20	125	135
Kinder Morgan Inc.	3.050%	12/1/19	40	41
Kinder Morgan Inc.	7.750%	1/15/32	200	257
Marathon Oil Corp.	2.700%	6/1/20	550	547
Marathon Oil Corp.	2.800%	11/1/22	1,700	1,656
MPLX LP	4.500%	7/15/23	780	828
Nabors Industries Inc.	6.150%	2/15/18	173	175
Nabors Industries Inc.	5.000%	9/15/20	200	204
Nabors Industries Inc.	4.625%	9/15/21	225	221
Nabors Industries Inc.	5.500%	1/15/23	340	333
Occidental Petroleum Corp.	1.500%	2/15/18	1,140	1,140
ONEOK Partners LP	3.200%	9/15/18	280	283
Petro-Canada	6.050%	5/15/18	115	118
Pioneer Natural Resources Co.	6.875%	5/1/18	225	231
Pioneer Natural Resources Co.	3.450%	1/15/21	600	619
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	200	216
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	240	266
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	205	222
Sabine Pass Liquefaction LLC	5.625%	2/1/21	1,735	1,878
Sabine Pass Liquefaction LLC	6.250%	3/15/22	50	56
Sabine Pass Liquefaction LLC	5.750%	5/15/24	690	768
l9 Schlumberger Holdings Corp.	2.350%	12/21/18	100	100
Shell International Finance BV	1.900%	8/10/18	100	100
Shell International Finance BV	1.625%	11/10/18	500	499
Shell International Finance BV	2.000%	11/15/18	325	326
Shell International Finance BV	1.375%	5/10/19	1,600	1,592
Shell International Finance BV	1.375%	9/12/19	1,500	1,489
Shell International Finance BV	4.300%	9/22/19	750	786
Shell International Finance BV	2.125%	5/11/20	1,300	1,308
Shell International Finance BV	2.250%	11/10/20	1,250	1,257
Shell International Finance BV	1.875%	5/10/21	2,600	2,583
Shell International Finance BV	1.750%	9/12/21	400	395
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	155	164
Spectra Energy Partners LP	2.950%	9/25/18	230	232
Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	40	48
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	200	255
Total Capital Canada Ltd.	1.450%	1/15/18	1,045	1,045
Total Capital International SA	2.125%	1/10/19	1,130	1,135
Total Capital International SA	2.100%	6/19/19	400	402
Total Capital SA	2.125%	8/10/18	275	276
Total Capital SA	4.450%	6/24/20	950	1,014
Total Capital SA	4.250%	12/15/21	475	510
TransCanada PipeLines Ltd.	2.500%	8/1/22	40	40
TransCanada PipeLines Ltd.	4.625%	3/1/34	165	180
Williams Partners LP	5.250%	3/15/20	120	129
Williams Partners LP	4.000%	11/15/21	395	411

	Williams Partners LP	3.600%	3/15/22	420	434
	Williams Partners LP	3.350%	8/15/22	125	126
9	Woodside Finance Ltd.	8.750%	3/1/19	250	271

	Other Industrial (0.4%)
9	CK Hutchison International 17 Ltd.	2.250%	9/29/20	2,365	2,358
9	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	2,990	3,229
9	Hutchison Whampoa International 14 Ltd.	1.625%	10/31/17	970	970

	Technology (3.3%)
	Apple Inc.	1.300%	2/23/18	365	365
	Apple Inc.	2.100%	5/6/19	1,330	1,340
	Apple Inc.	1.550%	2/7/20	465	462
	Apple Inc.	2.000%	5/6/20	615	618
	Apple Inc.	2.250%	2/23/21	2,400	2,417
	Apple Inc.	2.850%	5/6/21	875	899
	Apple Inc.	2.150%	2/9/22	230	230
	Apple Inc.	2.500%	2/9/22	1,170	1,195
	Apple Inc.	2.700%	5/13/22	330	336
	Apple Inc.	2.850%	5/11/24	800	810
	Applied Materials Inc.	2.625%	10/1/20	580	590
	Baidu Inc.	2.250%	11/28/17	385	385
	Baidu Inc.	3.250%	8/6/18	825	834
	Baidu Inc.	2.750%	6/9/19	425	428
9	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	2,330	2,342
9	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	1,385	1,408
	CA Inc.	2.875%	8/15/18	55	55
	CA Inc.	3.600%	8/1/20	165	170
	Cisco Systems Inc.	4.450%	1/15/20	650	688
	Cisco Systems Inc.	2.200%	2/28/21	1,090	1,096
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	3.480%	6/1/19	1,910	1,943
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	2,650	2,779
9	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	5.450%	6/15/23	940	1,025
	DXC Technology Co.	2.875%	3/27/20	330	334
	DXC Technology Co.	4.250%	4/15/24	705	743
	Equifax Inc.	2.300%	6/1/21	20	20
	Equifax Inc.	3.300%	12/15/22	80	80
	Fidelity National Information Services Inc.	2.000%	4/15/18	110	110
	Fidelity National Information Services Inc.	2.850%	10/15/18	1,175	1,185
	Fidelity National Information Services Inc.	2.250%	8/15/21	350	348
17	Fidelity National Information Services Inc.	1.700%	6/30/22	200	266
	Hewlett Packard Enterprise Co.	2.450%	10/5/17	308	308
	Hewlett Packard Enterprise Co.	2.850%	10/5/18	1,125	1,134
9	Hewlett Packard Enterprise Co.	2.100%	10/4/19	2,420	2,421
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	1,480	1,530
	Intel Corp.	1.350%	12/15/17	792	792
	Intel Corp.	2.875%	5/11/24	740	747
	International Business Machines Corp.	2.500%	1/27/22	700	706
	KLA-Tencor Corp.	2.375%	11/1/17	335	335
	Microsoft Corp.	2.400%	2/6/22	2,325	2,349
	Microsoft Corp.	2.875%	2/6/24	2,090	2,132
	Oracle Corp.	2.375%	1/15/19	925	934

	Oracle Corp.	5.000%	7/8/19	400	423
	Pitney Bowes Inc.	5.600%	3/15/18	120	122
	Pitney Bowes Inc.	3.375%	10/1/21	315	310
	QUALCOMM Inc.	1.850%	5/20/19	860	862
	QUALCOMM Inc.	2.100%	5/20/20	755	759
	QUALCOMM Inc.	2.600%	1/30/23	1,580	1,584
	QUALCOMM Inc.	2.900%	5/20/24	490	492
	Seagate HDD Cayman	3.750%	11/15/18	340	346
9	Seagate HDD Cayman	4.250%	3/1/22	395	393
	Tech Data Corp.	3.700%	2/15/22	165	166
	Total System Services Inc.	2.375%	6/1/18	880	883
	Tyco Electronics Group SA	6.550%	10/1/17	205	205
	Tyco Electronics Group SA	2.375%	12/17/18	350	352
	Tyco Electronics Group SA	2.350%	8/1/19	455	456
	Tyco Electronics Group SA	4.875%	1/15/21	45	48
	Tyco Electronics Group SA	3.500%	2/3/22	225	233
	Tyco Electronics Group SA	3.450%	8/1/24	170	175
	Verisk Analytics Inc.	5.800%	5/1/21	315	348
	Verisk Analytics Inc.	4.125%	9/12/22	630	663
	VMware Inc.	2.300%	8/21/20	1,210	1,213
	VMware Inc.	2.950%	8/21/22	970	974
	Xerox Corp.	6.350%	5/15/18	180	185
	Xerox Corp.	3.625%	3/15/23	1,210	1,199
	Xilinx Inc.	2.125%	3/15/19	490	491

	Transportation (1.4%)
4,9	AA Aircraft Financing 2013-1 LLC	6.500%	11/1/17	383	383
9	Air Canada	7.750%	4/15/21	1,310	1,493
4,9	American Airlines 2013-2 Class A Pass
	Through Trust	3.596%	11/1/19	388	388
4	American Airlines 2016-3 Class B Pass
	Through Trust	3.750%	10/15/25	1,495	1,502
4	American Airlines 2017-2B Class B Pass
	Through Trust	3.700%	10/15/25	1,575	1,572
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	200	208
	Canadian National Railway Co.	5.850%	11/15/17	370	372
4	Continental Airlines 1997-4 Class A Pass
	Through Trust	6.900%	7/2/19	11	11
4	Continental Airlines 1999-1 Class B Pass
	Through Trust	6.795%	2/2/20	4	4
4	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	75	82
4	Continental Airlines 2005-ERJ1 Pass
	Through Trust	9.798%	10/1/22	704	773
4	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	51	53
	Continental Airlines 2012-3 Class C Pass
	Thru Certificates	6.125%	4/29/18	1,480	1,506
4	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust	6.718%	7/2/24	536	598
4	Delta Air Lines 2007-1 Class A Pass
	Through Trust	6.821%	2/10/24	920	1,060
4	Delta Air Lines 2007-1 Class B Pass
	Through Trust	8.021%	8/10/22	197	224
4	Delta Air Lines 2009-1 Class A Pass
	Through Trust	7.750%	6/17/21	453	495

4	Delta Air Lines 2010-1 Class A Pass
	Through Trust	6.200%	1/2/20	228	235
4	Delta Air Lines 2010-2 Class A Pass
	Through Trust	4.950%	11/23/20	82	84
4	Delta Air Lines 2012-1 Class A Pass
	Through Trust	4.750%	11/7/21	51	53
	Delta Air Lines Inc.	3.625%	3/15/22	2,975	3,048
9	ERAC USA Finance LLC	6.375%	10/15/17	795	796
9	ERAC USA Finance LLC	2.800%	11/1/18	430	433
9	ERAC USA Finance LLC	2.350%	10/15/19	980	981
4,9	Heathrow Funding Ltd.	4.875%	7/15/23	370	398
9	HPHT Finance 15 Ltd.	2.250%	3/17/18	695	695
	JB Hunt Transport Services Inc.	2.400%	3/15/19	120	120
	Kansas City Southern	2.350%	5/15/20	1,255	1,252
4	Northwest Airlines 2007-1 Class B Pass
	Through Trust	8.028%	11/1/17	495	497
13	Qantas Airways Ltd.	7.500%	6/11/21	450	399
	Ryder System Inc.	2.500%	3/1/18	190	191
	Ryder System Inc.	2.550%	6/1/19	245	247
	Ryder System Inc.	2.450%	9/3/19	545	549
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.650%	8/1/22	290	318
4	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	108	118
4	Spirit Airlines 2015-1 Pass Through Trust B	4.450%	10/1/25	318	329
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	435	472
	United Continental Holdings Inc.	6.375%	6/1/18	140	143
4	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	158	174
					389,354
Utilities (2.9%)
	Electric (2.8%)
	Arizona Public Service Co.	8.750%	3/1/19	691	755
13	AusNet Services Holdings Pty Ltd.	5.250%	2/14/20	200	165
	Baltimore Gas & Electric Co.	3.500%	11/15/21	150	156
	Baltimore Gas & Electric Co.	2.800%	8/15/22	100	100
	Berkshire Hathaway Energy Co.	5.750%	4/1/18	910	929
	Berkshire Hathaway Energy Co.	2.000%	11/15/18	890	892
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	400	403
9	Cerro del Aguila SA	4.125%	8/16/27	200	199
	CMS Energy Corp.	6.250%	2/1/20	225	245
	Commonwealth Edison Co.	5.800%	3/15/18	880	896
	Commonwealth Edison Co.	2.150%	1/15/19	160	161
	Commonwealth Edison Co.	4.000%	8/1/20	675	707
	Connecticut Light & Power Co.	5.500%	2/1/19	250	261
	Dominion Energy Inc.	1.875%	1/15/19	785	784
	Dominion Energy Inc.	5.200%	8/15/19	100	106
	Edison International	2.400%	9/15/22	125	124
9	EDP Finance BV	4.900%	10/1/19	993	1,045
9	EDP Finance BV	4.125%	1/15/20	1,885	1,955
9	EDP Finance BV	5.250%	1/14/21	200	216
9	EDP Finance BV	3.625%	7/15/24	600	607
	Emera US Finance LP	2.150%	6/15/19	465	465
	Emera US Finance LP	2.700%	6/15/21	810	811
9	Enel Finance International NV	2.875%	5/25/22	3,890	3,903
9	Enel Finance International NV	3.625%	5/25/27	120	120
	Exelon Corp.	2.850%	6/15/20	710	724
	Exelon Corp.	2.450%	4/15/21	215	215

	Exelon Corp.	3.497%	6/1/22	186	191
	Exelon Generation Co. LLC	2.950%	1/15/20	320	326
	FirstEnergy Corp.	2.850%	7/15/22	1,835	1,834
	FirstEnergy Corp.	4.250%	3/15/23	18	19
9	FirstEnergy Transmission LLC	4.350%	1/15/25	1,128	1,193
	Fortis Inc.	2.100%	10/4/21	535	524
	Fortis Inc.	3.055%	10/4/26	350	340
	Georgia Power Co.	5.400%	6/1/18	185	190
	Georgia Power Co.	2.000%	9/8/20	1,240	1,235
	Georgia Power Co.	2.400%	4/1/21	1,245	1,246
	LG&E & KU Energy LLC	3.750%	11/15/20	325	338
	MidAmerican Energy Co.	5.300%	3/15/18	893	909
	National Rural Utilities Cooperative Finance
	Corp.	10.375%	11/1/18	60	65
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	720
	Nevada Power Co.	6.500%	5/15/18	771	793
	Nevada Power Co.	6.500%	8/1/18	225	234
	Oncor Electric Delivery Co. LLC	6.800%	9/1/18	190	198
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	350	418
	Pacific Gas & Electric Co.	5.625%	11/30/17	1,220	1,227
	Pacific Gas & Electric Co.	8.250%	10/15/18	770	819
	Pacific Gas & Electric Co.	3.500%	10/1/20	1,315	1,367
	Pacific Gas & Electric Co.	4.250%	5/15/21	360	382
	Pacific Gas & Electric Co.	3.250%	9/15/21	836	865
	PacifiCorp	5.650%	7/15/18	490	505
	PacifiCorp	5.500%	1/15/19	114	119
	PPL Capital Funding Inc.	1.900%	6/1/18	126	126
	PPL Capital Funding Inc.	4.200%	6/15/22	50	53
	PPL Capital Funding Inc.	3.500%	12/1/22	225	233
	PPL Capital Funding Inc.	3.100%	5/15/26	345	339
	Puget Energy Inc.	6.500%	12/15/20	375	420
	Puget Energy Inc.	6.000%	9/1/21	100	112
	Puget Energy Inc.	5.625%	7/15/22	675	750
	SCANA Corp.	4.750%	5/15/21	185	194
	South Carolina Electric & Gas Co.	5.250%	11/1/18	130	134
	South Carolina Electric & Gas Co.	6.500%	11/1/18	294	308
	Southern Co.	1.550%	7/1/18	1,000	998
	Southern Co.	1.850%	7/1/19	1,180	1,178
	Southern Co.	2.150%	9/1/19	350	351
	Southern Co.	2.750%	6/15/20	1,120	1,137
	Southern Co.	2.350%	7/1/21	1,645	1,635
4	Southern Co.	5.500%	3/15/57	325	343
	Southern Power Co.	1.950%	12/15/19	865	863
	Southwestern Electric Power Co.	5.875%	3/1/18	245	249
	Southwestern Electric Power Co.	6.450%	1/15/19	1,215	1,282

	Natural Gas (0.1%)
9	Centrica plc	4.000%	10/16/23	845	875
9	Engie SA	2.875%	10/10/22	175	177
	Sempra Energy	6.150%	6/15/18	580	598
	Sempra Energy	2.400%	3/15/20	235	236
	Sempra Energy	2.850%	11/15/20	230	233
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	151

	Other Utility (0.0%)
13	DBNGP Finance Co. Pty Ltd.	6.000%	10/11/19	60	49

13	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	64
					46,089
Total Corporate Bonds (Cost $817,478)					820,965
Sovereign Bonds (6.2%)
	Arab Republic of Egypt	6.125%	1/31/22	260	269
	Argentine Republic	6.875%	4/22/21	600	653
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	225
9	Avi Funding Co. Ltd.	2.850%	9/16/20	275	275
9	Banco de Costa Rica	5.250%	8/12/18	200	203
9	Banco del Estado de Chile	2.000%	11/9/17	200	200
	Banco Nacional de Desenvolvimento
	Economico e Social	6.369%	6/16/18	170	175
9	Bank Nederlandse Gemeenten NV	1.125%	5/25/18	730	728
9	Bank Nederlandse Gemeenten NV	2.500%	1/23/23	50	50
16	Banque Centrale de Tunisie SA	5.625%	2/17/24	260	317
9	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	213
9	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	442
9	Bermuda	5.603%	7/20/20	455	494
9	Bermuda	4.138%	1/3/23	200	211
9	Bermuda	4.854%	2/6/24	200	218
9	BOC Aviation Ltd.	2.375%	9/15/21	350	343
9	Caisse d'Amortissement de la Dette Sociale	1.375%	1/29/18	125	125
9	Caixa Economica Federal	2.375%	11/6/17	125	125
	Caixa Economica Federal	4.250%	5/13/19	504	513
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	504
9	CDP Financial Inc.	4.400%	11/25/19	750	789
9	CDP Financial Inc.	3.150%	7/24/24	670	688
9	CNPC General Capital Ltd.	2.750%	5/14/19	235	236
	Corp. Andina de Fomento	2.200%	7/18/20	1,614	1,616
	Corp. Andina de Fomento	2.125%	9/27/21	755	748
	Corp. Andina de Fomento	4.375%	6/15/22	750	809
9	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	160
9	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	418
	Corp. Nacional del Cobre de Chile	3.875%	11/3/21	780	816
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	231	232
9	CPPIB Capital Inc.	1.250%	9/20/19	1,400	1,386
9,18	Dexia Credit Local SA	1.875%	9/15/21	235	230
9	Dexia Credit Local SA	2.375%	9/20/22	250	249
9	Electricite de France SA	2.150%	1/22/19	810	813
	Export-Import Bank of Korea	2.875%	9/17/18	300	302
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,322
	Export-Import Bank of Korea	5.125%	6/29/20	500	533
	Federative Republic of Brazil	6.000%	4/7/26	919	1,021
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	500	507
	Fondo MIVIVIENDA SA	3.375%	4/2/19	150	153
9	Fondo MIVIVIENDA SA	3.375%	4/2/19	500	511
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	100	109
	ICBCIL Finance Co. Ltd.	2.600%	11/13/18	200	201
9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	200	199
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	202
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	360	362
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	355	355
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	400	405
19	Japan Bank for International Cooperation	1.750%	7/31/18	700	700
11,19 Japan Bank for International Cooperation		1.697%	7/21/20	144	144
19	Japan Bank for International Cooperation	2.125%	7/21/20	945	946

19	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	262
	KazMunayGas National Co. JSC	9.125%	7/2/18	1,730	1,809
9	KazMunayGas National Co. JSC	3.875%	4/19/22	280	285
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,600	1,578
	Kingdom of Saudi Arabia	2.875%	3/4/23	1,200	1,197
	Kingdom of Saudi Arabia	4.625%	10/4/47	200	201
	Kingdom of Sweden	1.500%	7/25/19	1,280	1,277
9	Kommunalbanken AS	1.125%	5/23/18	700	698
	Korea Development Bank	1.500%	1/22/18	600	599
11	Korea Development Bank	1.999%	9/19/20	250	250
	Korea Expressway Corp.	1.875%	10/22/17	515	515
	Korea Gas Corp.	2.875%	7/29/18	200	201
	Korea National Oil Corp.	2.750%	1/23/19	350	350
9	Korea Resources Corp.	2.125%	5/2/18	125	125
9	Korea Western Power Co. Ltd.	2.875%	10/10/18	200	201
	KSA Sukuk Ltd.	2.894%	4/20/22	1,045	1,050
	Majapahit Holding BV	8.000%	8/7/19	400	442
	National Savings Bank	8.875%	9/18/18	514	539
9	Nederlandse Waterschapsbank NV	1.250%	9/9/19	475	470
9	NongHyup Bank	1.875%	9/12/21	235	226
	North American Development Bank	2.300%	10/10/18	150	151
9	OCP SA	5.625%	4/25/24	200	216
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,352
9	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	206
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	1,140	1,148
9	Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	200	205
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	280	298
	Petrobras Global Finance BV	8.375%	5/23/21	2,146	2,479
9	Petrobras Global Finance BV	5.299%	1/27/25	235	228
	Petrobras Global Finance BV	8.750%	5/23/26	50	60
	Petrobras Global Finance BV	7.375%	1/17/27	485	534
9	Petrobras Global Finance BV	5.999%	1/27/28	1,681	1,653
	Petrobras International Finance Co. SA	5.750%	1/20/20	125	132
	Petrobras International Finance Co. SA	5.375%	1/27/21	1,156	1,220
	Petroleos Mexicanos	5.500%	2/4/19	1,344	1,397
	Petroleos Mexicanos	8.000%	5/3/19	630	685
	Petroleos Mexicanos	5.500%	1/21/21	3,744	3,998
9	Petroleos Mexicanos	6.500%	3/13/27	605	668
9	Petroleos Mexicanos	6.750%	9/21/47	105	111
	Province of New Brunswick	2.750%	6/15/18	10	10
	Province of Nova Scotia	8.250%	7/30/22	315	385
	Province of Ontario	1.200%	2/14/18	300	300
	Province of Ontario	3.000%	7/16/18	275	277
	Province of Ontario	1.625%	1/18/19	1,480	1,473
	Province of Ontario	1.250%	6/17/19	595	587
	Province of Ontario	1.875%	5/21/20	230	228
	Province of Ontario	2.500%	4/27/26	135	133
	Province of Quebec	3.500%	7/29/20	250	258
8	Province of Quebec	1.456%	9/21/20	400	400
	Province of Quebec	2.750%	8/25/21	715	724
	Province of Quebec	2.375%	1/31/22	677	675
4,9	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	65	67
4	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	239	248
	Republic of Colombia	7.375%	3/18/19	825	890

	Republic of Colombia	4.000%	2/26/24	200	209
4	Republic of Colombia	3.875%	4/25/27	775	786
4	Republic of Colombia	5.000%	6/15/45	250	258
	Republic of Croatia	6.750%	11/5/19	930	1,007
	Republic of Guatemala	4.375%	6/5/27	385	380
	Republic of Hungary	4.125%	2/19/18	350	353
	Republic of Hungary	4.000%	3/25/19	400	412
	Republic of Hungary	6.250%	1/29/20	1,610	1,755
	Republic of Hungary	6.375%	3/29/21	230	259
	Republic of Indonesia	6.875%	1/17/18	280	284
	Republic of Indonesia	4.875%	5/5/21	1,460	1,574
16	Republic of Indonesia	2.875%	7/8/21	615	783
	Republic of Indonesia	3.375%	4/15/23	420	427
16	Republic of Indonesia	3.375%	7/30/25	155	202
	Republic of Kazakhstan	3.875%	10/14/24	200	205
	Republic of Lithuania	7.375%	2/11/20	2,505	2,809
9	Republic of Lithuania	6.125%	3/9/21	195	219
	Republic of Lithuania	6.125%	3/9/21	1,005	1,127
	Republic of Panama	9.375%	4/1/29	55	83
	Republic of Poland	6.375%	7/15/19	1,640	1,771
	Republic of Poland	5.125%	4/21/21	580	636
	Republic of Poland	5.000%	3/23/22	1,020	1,128
	Republic of Romania	6.750%	2/7/22	16	19
16	Republic of Romania	2.750%	10/29/25	365	464
9	Republic of Serbia	5.250%	11/21/17	530	532
	Republic of Serbia	5.250%	11/21/17	650	652
	Republic of Serbia	5.875%	12/3/18	400	414
	Republic of Slovenia	5.500%	10/26/22	280	319
9	Republic of Slovenia	5.250%	2/18/24	300	344
20	Republic of Turkey	2.803%	3/26/18	590	590
	Republic of Turkey	6.750%	4/3/18	1,861	1,901
	Republic of Turkey	7.000%	3/11/19	965	1,023
	Republic of Turkey	7.500%	11/7/19	250	273
	Republic of Turkey	7.000%	6/5/20	2,065	2,256
	Republic of Turkey	5.625%	3/30/21	1,221	1,299
	Republic of Turkey	6.250%	9/26/22	330	362
	Republic of Turkey	5.750%	3/22/24	915	972
	Republic of Turkey	4.875%	10/9/26	200	199
	Republic of Turkey	5.750%	5/11/47	514	506
	SABIC Capital II BV	2.625%	10/3/18	400	402
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	235	236
9	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	644
9	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	985	985
	State of Israel	4.000%	6/30/22	400	428
	State of Israel	2.875%	3/16/26	215	216
	State of Kuwait	2.750%	3/20/22	1,148	1,160
	State of Qatar	2.099%	1/18/18	700	699
	State of Qatar	5.250%	1/20/20	1,000	1,061
	Statoil ASA	1.200%	1/17/18	1,225	1,224
	Statoil ASA	2.250%	11/8/19	500	504
	Sultanate of Oman	5.375%	3/8/27	200	205
	Svensk Exportkredit AB	1.125%	4/5/18	250	249
9	Temasek Financial I Ltd.	4.300%	10/25/19	250	262
	Ukraine	7.375%	9/25/32	225	219

	United Mexican States	3.625%	3/15/22	973	1,021
	Vnesheconombank Via VEB Finance plc	5.450%	11/22/17	100	100
	YPF SA	8.875%	12/19/18	155	166
Total Sovereign Bonds (Cost $96,592)					97,689
Taxable Municipal Bonds (0.2%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	195	195
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	5	5
	California GO	5.950%	3/1/18	650	662
	California GO	6.200%	10/1/19	350	380
	Florida Hurricane Catastrophe Fund Finance
	Corp. Revenue	2.107%	7/1/18	150	150
	George Washington University District of
	Columbia GO	3.485%	9/15/22	200	209
	Illinois GO	5.665%	3/1/18	110	112
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.217%	1/1/19	150	151
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-EGSL	3.220%	2/1/21	309	311
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	263	267
	University of California Revenue	2.054%	5/15/18	100	100
	University of California Revenue	1.745%	5/15/19	250	250
Total Taxable Municipal Bonds (Cost $2,761)					2,792
				Shares
Convertible Preferred Stocks (0.0%)
12,15 Lehman Brothers Holdings Inc. (Cost $694)		7.250%		700	—

Temporary Cash Investments (7.3%)
Money Market Fund (4.6%)
21	Vanguard Market Liquidity Fund	1.223%		728,685	72,883

				Face
			Maturity	Amount
			Date	($000)
Certificates of Deposit (1.1%)
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.570%	10/27/17	3,435	3,436
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.700%	1/26/18	2,200	2,202
	Royal Bank of Canada (New York Branch)	1.360%	10/5/17	2,865	2,865
	Royal Bank of Canada (New York Branch)	1.290%	10/27/17	4,600	4,600
	Wells Fargo Bank NA	1.320%	10/27/17	3,390	3,390
					16,493
Commercial Paper (1.6%)
9,22	Danske Corp.	1.471%	10/16/17	1,160	1,160
9,22	Electricite de France	1.906%	1/5/18	860	856
9,22	Electricite de France	1.832%	1/10/18	600	597
9,22	Enbridge Energy Partners LP	2.091%	11/28/17	1,000	997
9,22	Energy Transfer LP	2.382%	12/11/17	11,745	11,690

9,22	Engie SA		1.490%	10/2/17	320	320
9,22	Engie SA		1.490%–1.543%	10/6/17	865	865
9,22	Engie SA		1.543%	10/10/17	505	505
9,22	Engie SA		1.543%	10/12/17	675	675
9,22	Engie SA		1.543%	10/13/17	290	290
9,22	Engie SA		1.544%	10/18/17	780	780
9,22	Engie SA		1.543%	10/19/17	1,045	1,044
9,22	Engie SA		1.543%	10/20/17	1,395	1,394
9,22	Engie SA		1.544%	11/9/17	490	489
9,22	Engie SA		1.544%	11/10/17	485	484
9,22	Engie SA		1.544%	11/15/17	455	454
9,22	ENTERGY Corp.		1.657%	11/30/17	350	349
9,22	Ford Motor Credit Co. LLC		2.051%	6/21/18	365	360
9,22	Ford Motor Credit Co. LLC		2.061%	7/2/18	220	217
9,22	Molson Coors Brewing Co.		1.685%	10/24/17	990	989
22	Plains All American Pipeline LP		2.668%	12/13/17	365	363
9,22	Vodafone Group plc		1.770%	9/4/18	250	246
9,22	Xcel Energy Inc.		1.610%	10/30/17	300	300
						25,424
Total Temporary Cash Investments (Cost $114,792)						114,800
					Notional
		Expiration			Amount	Value
		Date	Contracts Exercise Price		($000)	($000)
Options Purchased (0.0%)
Options on Futures Purchased (0.0%)
	Call Options on 5-Year U.S.
	Treasury Note Futures Contracts
	(Cost $14)	10/27/17	80	USD 118.00	9,440	10
					Notional
					Amount on
					Underlying
			Expiration		Swap
		Counterparty	Date	Exercise Rate	($000)
Credit Default Swaptions Purchased (0.0%)
	Put Swaptions on CDX-NA-HY-S29-
	V1 5-Year Index (Cost $6)	JPMC	10/18/17	60.0%	4,905	1

Total Options Purchased (Cost $20)					11
Total Investments (99.8%) (Cost $1,560,187)					1,565,462
				Notional
				Amount
	Expiration Date	Contracts	Exercise Price	($000)
Liability for Options Written (0.0%)
Written Options on Futures (0.0%)
Call Options on 5-Year U.S.
Treasury Note Futures Contracts	10/27/17	160	USD 118.50	18,960	(7)
Call Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	22	USD 127.50	2,805	(4)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	10/27/17	48	USD 125.50	6,024	(31)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	10/27/17	48	USD 125.00	6,000	(19)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	48	USD 124.50	5,976	(20)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	22	USD 125.50	2,761	(19)
Put Options on 10-Year U.S.
Treasury Note Futures Contracts	11/24/17	32	USD 124.00	3,968	(9)
Total Options on Futures Written (Premiums Received $81)					(109)

				Notional
				Amount on
				Underlying
		Expiration		Swap
	Counterparty	Date	Exercise Rate	($000)
Written Swaptions on Credit Default Index (0.0%)
Call Swaptions on CDX-NA-IG-S28-
V1 5-Year Index	GSI	11/15/17	55.0%	3,275	(4)
Put Swaptions on CDX-NA-IG-S29-
V1 5-Year Index	JPMC	12/20/17	75.0%	9,815	(6)
Total Credit Default Swaptions Written (Premiums Received $13)					(10)

Total Liability on Options Written (Premiums Received $94)					(119)

Other Asset and Liabilities-Net (0.2%)					2,770
Net Assets (100%)					1,568,113

1 Securities with a value of $1,311,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $651,000 have been segregated as initial margin for open cleared swap contracts.
3 Securities with a value of $93,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
7 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8 Adjustable-rate security based upon 1-month USD LIBOR plus spread.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $263,983,000, representing 16.8% of net assets.

10 Security made only partial principal and/or interest payments during the period ended September 30, 2017.
11 Adjustable-rate security based upon 3-month USD LIBOR plus spread.
12 Security value determined using significant unobservable inputs.
13 Face amount denominated in Australian dollars.
14 Adjustable-rate security based upon 3-month AUD Australian Bank Bill Rate plus spread.
15 Non-income-producing security--security in default.
16 Face amount denominated in euro.
17 Face amount denominated in British pounds.
18 Guaranteed by multiple countries.
19 Guaranteed by the Government of Japan.
20 Guaranteed by the Republic of Turkey.
21 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
22 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2017, the aggregate value of these securities was $25,424,000, representing 1.6% of net assets.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2017	1,125	132,188	(633)
2-Year U.S. Treasury Note	December 2017	425	91,674	(249)
				(882)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2017	(420)	(56,418)	617
10-Year U.S. Treasury Note	December 2017	(175)	(21,930)	122
AUD 3-Year Treasury Bond	December 2017	(71)	(6,184)	20
Ultra Long U.S. Treasury Bond	December 2017	(34)	(5,614)	89
Euro-Bobl	December 2017	(24)	(3,721)	17
Euro-Bund	December 2017	(13)	(2,474)	(1)
Long Gilt	December 2017	(10)	(1,660)	42
30-Year U.S. Treasury Bond	December 2017	(10)	(1,528)	15
AUD 10-Year Treasury Bond	December 2017	(3)	(299)	4
Euro-Buxl	December 2017	(1)	(193)	3
				928
				46

Vanguard Short-Term Investment-Grade Portfolio

Unrealized appreciation (depreciation) on open futures contracts, except for AUD 3-Year Treasury Bond and AUD 10-Year Treasury Bond futures contracts, is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Goldman Sachs Bank AG	10/16/17	EUR	4,500	USD	5,397	(74)
Toronto-Dominion Bank	10/16/17	AUD	5,930	USD	4,738	(86)
Barclays Capital	10/16/17	GBP	750	USD	1,012	(6)
JPMorgan Chase Bank, N.A.	10/16/17	GBP	750	USD	1,006	—
JPMorgan Chase Bank, N.A.	10/16/17	AUD	750	USD	602	(14)
JPMorgan Chase Bank, N.A.	10/16/17	GBP	400	USD	538	(2)
Goldman Sachs Bank AG	10/16/17	AUD	540	USD	430	(6)
BNP Paribas	10/16/17	EUR	60	USD	72	(1)
Citibank, N.A.	10/16/17	USD	12,453	AUD	15,500	297
Citibank, N.A.	10/16/17	USD	10,438	EUR	8,700	146
Toronto-Dominion Bank	10/16/17	USD	4,976	GBP	3,750	(52)
Morgan Stanley Capital
Services LLC	10/16/17	USD	631	AUD	792	10
JPMorgan Chase Bank, N.A.	10/16/17	USD	282	EUR	240	(1)
Goldman Sachs Bank AG	10/16/17	USD	96	EUR	80	1
Morgan Stanley Capital
Services LLC	10/16/17	USD	72	EUR	60	1
						213

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Short-Term Investment-Grade Portfolio

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold

CDX-NA-HY-S29-V1	12/20/22	USD	2,864	5.000	160	10

CDX-NA-IG-S28-V1	6/20/24	USD	2,446	1.000	30	6
					190	16
Credit Protection Purchased

CDX-NA-IG-S28-V1	6/20/22	USD	655	(1.000)	(14)	(1)
iTraxx Europe Crossover Index-
S28-V1	12/20/22	EUR	1,200	(5.000)	(166)	(3)
iTraxx Europe Subordinated
Financials-S27-V1	6/20/22	EUR	4,920	(1.000)	17	(105)

iTraxx Europe-S27-V1	6/20/22	EUR	3,170	(1.000)	(92)	(43)
					(255)	(152)
					(65)	(136)

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium	Unrealized
			Notional	Received		Received	Appreciation
Reference	Termination		Amount	(Paid)	Value	(Paid)	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)
Credit Protection Sold/Moody's
Rating

Berkshire
Hathaway
Inc./Aa2	6/20/21	JPMC	245	1.000[2]	5	(1)	4
Berkshire
Hathaway
Inc./Aa2	6/20/21	GSI	160	1.000[2]	3	(1)	2
Berkshire
Hathaway
Inc./Aa2	12/20/21	GSI	350	1.000[2]	6	(2)	4

Vanguard Short-Term Investment-Grade Portfolio

Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000[2]	15	(13)	2
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	415	1.000[2]	7	(7)	-
General Electric
Capital
Corp./A1	12/20/19	DBAG	710	1.000[2]	13	(7)	6
Hartford
Financial
Services
Group/Baa2	3/20/18	GSCM	250	1.000[2]	2	(1)	1
International
Lease Finance
Corp./Baa3	6/20/22	BARC	555	1.000[2]	2	-	2

Metlife Inc./A3	12/20/20	GSCM	350	1.000[2]	8	-	8

Metlife Inc./A3	12/20/21	BARC	160	1.000[2]	3	-	3
People’s
Republic of
China/A1	6/20/22	BNPSW	665	1.000[2]	12	(5)	7
People’s
Republic of
China/A1	12/20/22	GSI	1,150	1.000[2]	21	(24)	(3)
Republic of
Chile/Aa3	12/20/22	CITNA	1,500	1.000[2]	29	(29)	-
Republic of
Indonesia/Baa3	12/20/22	BNPSW	260	1.000[2]	-	-	-
Simon Property
Group LP/A2	6/20/22	JPMC	255	1.000[2]	4	-	4
Simon Property
Group LP/A2	6/20/22	JPMC	170	1.000[2]	3	-	3
The Southern
Company/Baa2	6/20/22	JPMC	3,270	1.000[2]	49	(52)	(3)

Total					182	(142)	40

Credit
Protection
Purchased

Aetna Inc.	12/20/19	CSFBI	475	(1.000) [2]	(10)	7	(3)

Aetna Inc.	6/20/20	GSCM	470	(1.000) [2]	(12)	10	(2)
Altria Group
Inc.	12/20/21	GSI	1,740	(1.000) [2]	(57)	44	(13)
Altria Group
Inc.	12/20/21	GSI	350	(1.000) [2]	(12)	9	(3)
Altria Group
Inc.	12/20/21	GSI	230	(1.000) [2]	(8)	6	(2)
American
International
Group Inc.	6/20/20	BOANA	280	(1.000) [2]	(6)	3	(3)
American
International
Group Inc.	6/20/20	BOANA	280	(1.000) [2]	(6)	3	(3)
American
International
Group Inc.	12/20/20	GSCM	350	(1.000) [2]	(8)	5	(3)

Vanguard Short-Term Investment-Grade Portfolio

American
International
Group Inc.	12/20/20	GSCM	175	(1.000) [2]	(4)	(2)	(6)

Autozone Inc.	12/20/20	GSCM	240	(1.000) [2]	(5)	5	-
Banco Bilbao
Vizcaya
Argentaria SA	6/20/21	BOANA	585	(1.000) [2]	(12)	(3)	(15)
Bank of
America Corp.	3/20/20	GSCM	520	(1.000) [2]	(10)	4	(6)
Bank of China
Ltd.	12/20/21	BNPSW	300	(1.000) [2]	(5)	(1)	(6)
Bank of China
Ltd.	6/20/22	BNPSW	665	(1.000) [2]	(11)	-	(11)
Barclays Bank
plc	6/20/22	BOANA	845[1]	(1.000) [2]	(27)	17	(10)
Barclays Bank
plc	6/20/22	CSFBI	845[1]	(1.000) [2]	(28)	18	(10)
Barclays Bank
plc	12/20/22	CITNA	334[1]	(1.000) [2]	9	(14)	(5)
CECONOMY
AG	6/20/22	BARC	580[1]	(1.000) [2]	(4)	(2)	(6)
CECONOMY
AG	6/20/22	BARC	415[1]	(1.000) [2]	(3)	(1)	(4)
CECONOMY
AG	6/20/22	BARC	415[1]	(1.000) [2]	(3)	(1)	(4)
CECONOMY
AG	6/20/22	BARC	250[1]	(1.000) [2]	(1)	(1)	(2)
CECONOMY
AG	6/20/22	BARC	165[1]	(1.000) [2]	-	-	-
CECONOMY
AG	6/20/22	BARC	165[1]	(1.000) [2]	(1)	(1)	(2)
CECONOMY
AG	6/20/22	BARC	165[1]	(1.000) [2]	(2)	-	(2)
CMBX-NA-
AAA-9	9/17/58	GSI	910	(0.500) [3]	2	(34)	(32)
CMBX-NA-
AAA-9	9/17/58	GSI	475	(0.500) [3]	-	(27)	(27)
CMBX-NA-
AAA-9	9/17/58	CSFBI	475	(0.500) [3]	1	(17)	(16)
CMBX-NA-
AAA-9	9/17/58	GSI	475	(0.500) [3]	1	(17)	(16)
CMBX-NA-
AAA-9	9/17/58	JPM	470	(0.500) [3]	1	(23)	(22)
CMBX-NA-
AAA-9	9/17/58	MSCS	470	(0.500) [3]	1	(25)	(24)
CMBX-NA-
AAA-9	9/17/58	DBAG	470	(0.500) [3]	1	(27)	(26)
CMBX-NA-
AAA-9	9/17/58	MSCS	470	(0.500) [3]	1	(20)	(19)
CMBX-NA-
AAA-9	9/17/58	JPM	460	(0.500) [3]	1	(17)	(16)
CMBX-NA-
AAA-9	9/17/58	DBAG	440	(0.500) [3]	1	(17)	(16)

CMBX-NA-
AAA-9	9/17/58	GSI	90	(0.500) [3]	1	(4)	(3)
Commerzbank
AG	6/20/21	BOANA	590	(1.000) [2]	(10)	(5)	(15)

Vanguard Short-Term Investment-Grade Portfolio

CVS Health
Corp.	12/20/20	BOANA	240	(1.000) [2]	(6)	5	(1)
CVS Health
Corp.	12/20/20	BOANA	240	(1.000) [2]	(6)	5	(1)
CVS Health
Corp.	12/20/20	BOANA	120	(1.000) [2]	(3)	2	(1)
CVS Health
Corp.	12/20/20	BOANA	120	(1.000) [2]	(3)	3	-
CVS Health
Corp.	12/20/21	JPMC	700	(1.000) [2]	(20)	17	(3)
CVS Health
Corp.	12/20/21	BARC	465	(1.000) [2]	(13)	13	-
CVS Health
Corp.	12/20/21	BARC	160	(1.000) [2]	(4)	4	-
Deutsche Bank
AG	12/20/22	JPMC	830	(1.000) [2]	(5)	4	(1)
Deutsche Bank
AG	12/20/22	JPMC	500	(1.000) [2]	(3)	3	-
Deutsche Bank
AG	12/20/22	JPMC	335	(1.000) [2]	(2)	2	-
Dominion
Energy Inc.	6/20/22	JPMC	410	(1.000) [2]	(13)	13	-
EI du Pont de
Nemours & Co.	12/20/20	JPMC	625	(1.000) [2]	(18)	10	(8)
Enel
Investment
Holding BV	6/20/22	BNPSW	830[1]	(1.000) [2]	(21)	16	(5)

Engie SA	12/20/21	BNPSW	400[1]	(1.000) [2]	(15)	6	(9)

Engie SA	6/20/22	JPMC	400[1]	(1.000) [2]	(15)	9	(6)

Exelon Corp.	6/20/22	JPMC	655	(1.000) [2]	(21)	20	(1)

Exelon Corp.	6/20/22	JPMC	410	(1.000) [2]	(14)	13	(1)
Federal
Express Corp.	12/20/18	GSCM	520	(1.000) [2]	(6)	2	(4)
Federative
Republic of
Brazil	12/20/22	BNPSW	1,810	(1.000) [2]	79	(87)	(8)
Federative
Republic of
Brazil	12/20/22	GSI	442	(1.000) [2]	19	(21)	(2)
Federative
Republic of
Brazil	12/20/25	BOANA	578	(1.000) [2]	64	(136)	(72)
Federative
Republic of
Brazil	12/20/25	GSCM	275	(1.000) [2]	30	(60)	(30)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000) [2]	(2)	(2)	(4)
Lincoln National
Corp.	6/20/21	BARC	80	(1.000) [2]	(2)	2	-

Lincoln National
Corp.	12/20/21	BARC	160	(1.000) [2]	(4)	-	(4)
McDonald’s
Corp.	6/20/22	GSI	675	(1.000) [2]	(24)	20	(4)
McKesson
Corp.	3/20/19	JPMC	430	(1.000) [2]	(6)	4	(2)

Vanguard Short-Term Investment-Grade Portfolio

McKesson
Corp.	3/20/19	JPMC	430	(1.000) [2]	(6)	4	(2)
PPG Industries
Inc.	3/20/18	GSCM	240	(1.000) [2]	(1)	(9)	(10)

Raytheon Co.	12/20/21	GSI	585	(1.000) [2]	(21)	18	(3)

Raytheon Co.	12/20/21	GSI	580	(1.000) [2]	(21)	18	(3)
Republic of
Korea	9/20/18	JPMC	200	(1.000) [2]	(1)	-	(1)
Republic of
Philippines	12/20/22	BNPSW	1,100	(1.000) [2]	(19)	20	1
Republic of
South Africa	12/20/20	JPMC	550	(1.000) [2]	2	(28)	(26)
Republic of
Turkey	6/20/18	BNPSW	590	(1.000) [2]	(3)	2	(1)
Republic of
Turkey	3/20/19	BNPSW	485	(1.000) [2]	(3)	-	(3)
Republic of
Turkey	3/20/19	BNPSW	480	(1.000) [2]	(3)	-	(3)
Republic of
Turkey	12/20/19	GSCM	825	(1.000) [2]	(4)	(9)	(13)
Republic of
Turkey	12/20/19	GSCM	815	(1.000) [2]	(4)	(9)	(13)
Republic of
Turkey	6/20/20	BNPSW	1,200	(1.000) [2]	(1)	(8)	(9)
Republic of
Turkey	6/20/20	BNPSW	615	(1.000) [2]	-	(8)	(8)
Republic of
Turkey	6/20/20	GSCM	500	(1.000) [2]	-	-	-
Republic of
Turkey	6/20/20	BNPSW	490	(1.000) [2]	-	(2)	(2)
Republic of
Turkey	12/20/22	GSI	2,155	(1.000) [2]	85	(84)	1
Royal Bank of
Scotland plc	12/20/20	BNPSW	430	(1.000) [2]	(9)	2	(7)

Sempra Energy	6/20/22	JPMC	655	(1.000) [2]	(22)	20	(2)

Sempra Energy	6/20/22	JPMC	410	(1.000) [2]	(14)	13	(1)
Societe
General SA	12/20/21	JPMC	235	(1.000) [2]	(7)	1	(6)
Standard
Chartered Bank	12/20/21	JPMC	395	(1.000) [2]	(11)	(1)	(12)

State of Qatar	6/20/22	CITNA	50	(1.000) [2]	-	(1)	(1)

UniCredit SpA	6/20/22	JPMC	335	(1.000) [2]	13	(23)	(10)
United Mexican
States	12/20/18	DBAG	100	(1.000) [2]	(1)	-	(1)
UnitedHealth
Group Inc.	12/20/19	CSFBI	475	(1.000) [2]	(10)	7	(3)
UnitedHealth
Group Inc.	6/20/20	CSFBI	470	(1.000) [2]	(12)	10	(2)
Wells Fargo &
Co.	9/20/20	BOANA	620	(1.000) [2]	(14)	8	(6)

Total					(346)	(320)	(666)

							(626)

Vanguard Short-Term Investment-Grade Portfolio

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
3 Periodic premium received/paid monthly.
BARC--Barclays Bank plc.
BNPSW--BNP Paribas.
BOANA--Bank of America, N.A.
CITNA—Citibank N.A.
CSFBI--Credit Suisse First Boston International.
DBAG—Deutsche Bank AG.
GSCM--Goldman Sachs Bank USA.
GSI--Goldman Sachs International.
JPM--JP Morgan Securities.
JPMC--JP Morgan Chase Bank.
MSCS--Morgan Stanley Capital Services LLC.

At September 30, 2017, the counterparties had deposited in segregated accounts securities with a value of $560,000 in connection with forward currency contracts and over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed	Floating
			Interest	Interest
			Rate	Rate			Unrealized
	Future	Notional	Received	Receive			Appreciation
Termination	Effective	Amount	(Paid) [2]	d (Paid)		Value	(Depreciation)
Date	Date	($000)	(%)	(%)		($000)	($000)
12/20/18	12/20/17[1]	9,322	1.750	(0.000)	3	8	(5)
12/20/19	12/20/17[1]	8,128	(2.000)	0.000	3	(30)	13
12/20/20	12/20/17[1]	886	(2.250)	0.000	3	(9)	3
12/20/21	12/20/17[1]	602	(2.250)	0.000	3	(6)	2
12/20/22	12/20/17[1]	1,434	(2.250)	0.000	3	(13)	6
12/20/24	12/20/17[1]	3,465	(2.500)	0.000	3	(70)	22
						(120)	41

1. Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2. Fixed interest payment received/paid semi-annually.
3. Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

Vanguard Short-Term Investment-Grade Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	274,220	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	252,080	2,905
Corporate Bonds	—	820,965	—
Sovereign Bonds	—	97,689	—
Taxable Municipal Bonds	—	2,792	—

Vanguard Short-Term Investment-Grade Portfolio

Convertible Preferred Stocks	—	—	—
Temporary Cash Investments	72,883	41,917	—
Options Purchased	10	1	—
Liability for Options Written	(109)	(10)	—
Futures Contracts—Assets[1]	122	—	—
Futures Contracts—Liabilities[1]	(242)	—	—
Forward Currency Contracts—Assets	—	455	—
Forward Currency Contracts—Liabilities	—	(242)	—
Swap Contracts—Assets	20[1]	48	—
Swap Contracts—Liabilities	(7)[1]	(674)	—
Total	72,677	1,489,241	2,905
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard Short-Term Investment-Grade Portfolio

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

F. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open

Vanguard Short-Term Investment-Grade Portfolio

contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

G. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolio loses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market

Vanguard Short-Term Investment-Grade Portfolio

value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

H. At September 30, 2017, the cost of investment securities for tax purposes was $1,560,228,000. Net unrealized appreciation of investment securities for tax purposes was $5,223,000, consisting of unrealized gains of $10,101,000 on securities that had risen in value since their purchase and $4,878,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (93.6%)1
Consumer Discretionary (16.0%)
ServiceMaster Global Holdings Inc.	404,500	18,902
Carter's Inc.	191,051	18,866
Sally Beauty Holdings Inc.	963,255	18,860
Polaris Industries Inc.	140,699	14,721
Wolverine World Wide Inc.	501,931	14,481
Dunkin' Brands Group Inc.	213,880	11,353
* Grand Canyon Education Inc.	116,832	10,611
Monro Inc.	186,985	10,480
Lululemon Athletica Inc.	128,623	8,007
Lear Corp.	44,165	7,644
Domino's Pizza Inc.	32,978	6,548
* NVR Inc.	2,242	6,401
* Live Nation Entertainment Inc.	144,804	6,306
National CineMedia Inc.	852,414	5,950
* Burlington Stores Inc.	54,173	5,171
Children's Place Inc.	42,103	4,974
* Dave & Buster's Entertainment Inc.	88,100	4,623
* Taylor Morrison Home Corp. Class A	203,663	4,491
Bloomin' Brands Inc.	252,902	4,451
^ Tailored Brands Inc.	304,094	4,391
* Scientific Games Corp. Class A	95,033	4,357
Under Armour Inc.	287,889	4,324
* Cooper-Standard Holdings Inc.	36,431	4,225
H&R Block Inc.	155,491	4,117
Helen of Troy Ltd.	39,779	3,855
Dick's Sporting Goods Inc.	137,111	3,703
Sinclair Broadcast Group Inc. Class A	114,777	3,679
* Malibu Boats Inc. Class A	115,982	3,670
Service Corp. International	97,839	3,375
* iRobot Corp.	40,086	3,089
* Sotheby's	64,601	2,979
* MCBC Holdings Inc.	142,044	2,895
PetMed Express Inc.	79,348	2,630
Brinker International Inc.	77,987	2,485
Nutrisystem Inc.	37,544	2,099
Capella Education Co.	25,999	1,824
New York Times Co. Class A	86,331	1,692
Strayer Education Inc.	17,711	1,546
Ruth's Hospitality Group Inc.	68,202	1,429
MDC Holdings Inc.	40,788	1,355
* Weight Watchers International Inc.	30,762	1,340
* Pinnacle Entertainment Inc.	61,782	1,317
KB Home	51,949	1,253
* Visteon Corp.	9,675	1,197
Toll Brothers Inc.	26,330	1,092
Big Lots Inc.	18,663	1,000
* tronc Inc.	50,800	738
* MSG Networks Inc.	30,478	646
* Fox Factory Holding Corp.	13,215	570

	Bassett Furniture Industries Inc.	14,400	543
*	RH	7,381	519
*	PICO Holdings Inc.	23,700	396
*	Gray Television Inc.	11,851	186
*	Chegg Inc.	10,243	152
			257,508
Consumer Staples (1.4%)
	Casey's General Stores Inc.	51,195	5,603
*	HRG Group Inc.	269,795	4,212
*	Pilgrim's Pride Corp.	147,891	4,202
	John B Sanfilippo & Son Inc.	28,621	1,927
*	US Foods Holding Corp.	71,942	1,921
	National Beverage Corp.	15,457	1,917
	Ingles Markets Inc. Class A	30,938	795
*	Herbalife Ltd.	10,811	733
	Medifast Inc.	8,439	501
	Nu Skin Enterprises Inc. Class A	6,789	417
	Coca-Cola Bottling Co. Consolidated	1,021	220
*	Central Garden & Pet Co.	4,130	160
*	Sprouts Farmers Market Inc.	8,075	152
			22,760
Energy (1.0%)
^	RPC Inc.	192,023	4,760
*,^ Chesapeake Energy Corp.		834,931	3,590
	RigNet Inc.	195,391	3,361
*	Newfield Exploration Co.	99,476	2,952
*	W&T Offshore Inc.	194,542	593
*	Par Pacific Holdings Inc.	18,861	392
	CVR Energy Inc.	11,044	286
*	ProPetro Holding Corp.	19,790	284
*	Abraxas Petroleum Corp.	113,400	213
			16,431
Financials (6.4%)
	LPL Financial Holdings Inc.	494,395	25,496
	Bank of the Ozarks	171,452	8,238
	WisdomTree Investments Inc.	803,506	8,180
	Financial Engines Inc.	229,742	7,984
	MSCI Inc. Class A	67,953	7,944
	Primerica Inc.	65,456	5,338
*	Essent Group Ltd.	127,110	5,148
*	Walker & Dunlop Inc.	83,927	4,392
	Evercore Inc. Class A	41,725	3,348
	East West Bancorp Inc.	53,350	3,189
	Houlihan Lokey Inc. Class A	81,088	3,173
*	Green Dot Corp. Class A	55,571	2,755
*	Credit Acceptance Corp.	9,635	2,699
*	World Acceptance Corp.	24,212	2,007
	Universal Insurance Holdings Inc.	80,754	1,857
	National Bank Holdings Corp. Class A	51,100	1,824
	Legg Mason Inc.	38,685	1,521
	Moelis & Co. Class A	33,810	1,455
*	SVB Financial Group	7,563	1,415
*	Nationstar Mortgage Holdings Inc.	70,460	1,308
*	Regional Management Corp.	51,700	1,252
	Assurant Inc.	8,717	833
*	Green Bancorp Inc.	15,280	361

RenaissanceRe Holdings Ltd.	1,717	232
Lazard Ltd. Class A	4,260	193
GAMCO Investors Inc. Class A	5,800	173
		102,315
Health Care (18.1%)
STERIS plc	205,025	18,124
* INC Research Holdings Inc. Class A	283,605	14,833
Cooper Cos. Inc.	59,038	13,999
* Prestige Brands Holdings Inc.	210,529	10,545
Exact Sciences Corp.	187,225	8,822
* Catalent Inc.	194,708	7,773
MEDNAX Inc.	176,935	7,630
Nevro Corp.	74,974	6,814
Bluebird Bio Inc.	49,441	6,791
* WellCare Health Plans Inc.	37,453	6,432
* Exelixis Inc.	264,917	6,419
Alnylam Pharmaceuticals Inc.	54,535	6,407
Revance Therapeutics Inc.	228,102	6,284
* Charles River Laboratories International Inc.	56,600	6,114
athenahealth Inc.	49,153	6,113
* Veeva Systems Inc. Class A	107,507	6,065
Juno Therapeutics Inc.	130,807	5,868
Neurocrine Biosciences Inc.	91,913	5,632
DexCom Inc.	108,881	5,327
HealthSouth Corp.	112,249	5,203
* PRA Health Sciences Inc.	68,187	5,194
Chemed Corp.	25,367	5,125
Medidata Solutions Inc.	65,203	5,090
* Masimo Corp.	58,011	5,021
Evolent Health Inc. Class A	279,384	4,973
DBV Technologies SA ADR	114,001	4,838
* Array BioPharma Inc.	384,748	4,732
* OraSure Technologies Inc.	204,103	4,592
Bruker Corp.	148,173	4,408
Atara Biotherapeutics Inc.	265,949	4,402
PerkinElmer Inc.	63,798	4,400
HealthEquity Inc.	86,729	4,387
ABIOMED Inc.	25,544	4,307
* Align Technology Inc.	22,456	4,183
* Quintiles IMS Holdings Inc.	43,281	4,115
Endologix Inc.	852,634	3,803
* IDEXX Laboratories Inc.	24,258	3,772
Immunomedics Inc.	264,773	3,702
Insulet Corp.	61,955	3,413
* Mettler-Toledo International Inc.	5,291	3,313
* Cardiovascular Systems Inc.	114,493	3,223
* Inogen Inc.	32,977	3,136
* FibroGen Inc.	56,508	3,040
* ImmunoGen Inc.	376,717	2,882
* Medpace Holdings Inc.	74,781	2,386
* Emergent BioSolutions Inc.	56,741	2,295
* Corcept Therapeutics Inc.	110,161	2,126
Phibro Animal Health Corp. Class A	55,826	2,068
* Cytokinetics Inc.	141,455	2,051
* Coherus Biosciences Inc.	137,755	1,839
* LHC Group Inc.	25,541	1,811
* Cotiviti Holdings Inc.	48,744	1,754

* BioCryst Pharmaceuticals Inc.	332,046	1,740
* Spectrum Pharmaceuticals Inc.	89,363	1,257
* Lantheus Holdings Inc.	69,629	1,239
* PTC Therapeutics Inc.	59,832	1,197
* Heska Corp.	13,546	1,193
* Vanda Pharmaceuticals Inc.	64,911	1,162
LeMaitre Vascular Inc.	27,958	1,046
* Akebia Therapeutics Inc.	45,838	902
* Amphastar Pharmaceuticals Inc.	33,072	591
* Sangamo Therapeutics Inc.	38,956	584
* Conatus Pharmaceuticals Inc.	94,042	516
* Ionis Pharmaceuticals Inc.	9,656	490
* Progenics Pharmaceuticals Inc.	55,848	411
* Jounce Therapeutics Inc.	16,927	264
* MiMedx Group Inc.	22,066	262
* Ophthotech Corp.	90,099	254
* Triple-S Management Corp. Class B	10,194	241
* Genomic Health Inc.	7,500	241
* Merrimack Pharmaceuticals Inc.	16,187	235
* Bioverativ Inc.	3,562	203
* Agenus Inc.	45,047	199
* Inovio Pharmaceuticals Inc.	25,920	164
* CorVel Corp.	2,857	155
* NanoString Technologies Inc.	9,527	154
		292,276
Industrials (23.0%)
* TriNet Group Inc.	707,645	23,791
Sensata Technologies Holding NV	428,779	20,611
Clean Harbors Inc.	284,288	16,119
Kirby Corp.	233,670	15,410
Heartland Express Inc.	602,215	15,104
Multi-Color Corp.	183,980	15,077
HEICO Corp. Class A	191,299	14,577
MSC Industrial Direct Co. Inc. Class A	186,638	14,104
Forward Air Corp.	245,935	14,075
Kennametal Inc.	343,520	13,858
Proto Labs Inc.	150,332	12,072
Wabtec Corp.	152,788	11,574
Tennant Co.	148,863	9,855
* United Rentals Inc.	61,580	8,544
Allegion plc	92,924	8,035
Middleby Corp.	52,823	6,770
Ritchie Bros Auctioneers Inc.	210,183	6,646
Graco Inc.	52,783	6,529
John Bean Technologies Corp.	62,222	6,291
* XPO Logistics Inc.	92,528	6,272
Huntington Ingalls Industries Inc.	27,113	6,139
Allison Transmission Holdings Inc.	159,225	5,976
Brink's Co.	68,343	5,758
* MasTec Inc.	114,189	5,298
Advisory Board Co.	94,267	5,055
Toro Co.	75,078	4,659
* Harsco Corp.	217,861	4,553
Quad/Graphics Inc.	199,130	4,502
Argan Inc.	66,826	4,494
* Hawaiian Holdings Inc.	117,899	4,427
Wabash National Corp.	186,795	4,263

Woodward Inc.	53,802	4,176
* Meritor Inc.	159,512	4,149
Global Brass & Copper Holdings Inc.	122,615	4,144
Spirit AeroSystems Holdings Inc. Class A	53,219	4,136
* Rush Enterprises Inc. Class A	83,220	3,852
* TrueBlue Inc.	160,606	3,606
* Continental Building Products Inc.	138,186	3,593
* Univar Inc.	104,695	3,029
Air Lease Corp. Class A	67,522	2,878
Copa Holdings SA Class A	22,216	2,767
* Ply Gem Holdings Inc.	149,460	2,548
LSC Communications Inc.	150,013	2,477
* SPX Corp.	80,520	2,362
Kimball International Inc. Class B	113,593	2,246
* Atkore International Group Inc.	105,749	2,063
* TransUnion	42,875	2,026
Greenbrier Cos. Inc.	41,217	1,985
* SP Plus Corp.	45,377	1,792
Primoris Services Corp.	55,717	1,639
* Aerojet Rocketdyne Holdings Inc.	41,996	1,470
Roadrunner Transportation Systems Inc.	149,085	1,421
* Moog Inc. Class A	16,600	1,385
Applied Industrial Technologies Inc.	19,628	1,291
* CAI International Inc.	39,657	1,202
Robert Half International Inc.	21,792	1,097
Donaldson Co. Inc.	22,061	1,013
MSA Safety Inc.	11,780	937
Lincoln Electric Holdings Inc.	7,664	703
* Sterling Construction Co. Inc.	38,536	587
Raven Industries Inc.	17,302	561
Barrett Business Services Inc.	8,700	492
* YRC Worldwide Inc.	30,258	418
* Casella Waste Systems Inc. Class A	20,119	378
Rollins Inc.	8,138	375
* TriMas Corp.	13,366	361
* WABCO Holdings Inc.	2,334	345
* Milacron Holdings Corp.	18,060	304
Barnes Group Inc.	4,146	292
* JetBlue Airways Corp.	14,133	262
H&E Equipment Services Inc.	8,323	243
* Heritage-Crystal Clean Inc.	10,879	237
National Presto Industries Inc.	1,643	175
* Willdan Group Inc.	4,938	160
		371,615
Information Technology (21.8%)
* Cadence Design Systems Inc.	555,270	21,916
CDW Corp.	307,397	20,288
SS&C Technologies Holdings Inc.	409,910	16,458
Trimble Inc.	300,954	11,812
MAXIMUS Inc.	172,882	11,151
2U Inc.	168,453	9,440
Shutterstock Inc.	263,338	8,766
Vistaprint NV	89,004	8,692
Descartes Systems Group Inc.	313,658	8,579
RealPage Inc.	198,334	7,913
* Advanced Micro Devices Inc.	593,940	7,573
Stratasys Ltd.	321,645	7,436

	Callidus Software Inc.	291,444	7,184
*	ON Semiconductor Corp.	361,651	6,680
*	Square Inc.	231,654	6,674
*	Zebra Technologies Corp.	56,772	6,164
	Booz Allen Hamilton Holding Corp. Class A	162,932	6,092
	Barracuda Networks Inc.	251,249	6,088
	CSRA Inc.	183,459	5,920
*	Gartner Inc.	43,983	5,472
	Euronet Worldwide Inc.	55,745	5,284
*	NCR Corp.	136,081	5,106
*	Extreme Networks Inc.	396,296	4,712
*	Ultra Clean Holdings Inc.	151,522	4,640
*	Itron Inc.	59,356	4,597
	CyberArk Software Ltd.	110,374	4,525
	ChannelAdvisor Corp.	389,271	4,477
	Travelport Worldwide Ltd.	279,306	4,385
*,^ Match Group Inc.		183,423	4,254
*	Take-Two Interactive Software Inc.	40,247	4,114
	3D Systems Corp.	306,097	4,099
*	Five9 Inc.	170,866	4,084
	TeleTech Holdings Inc.	96,574	4,032
	New Relic Inc.	80,115	3,990
*	TTM Technologies Inc.	251,786	3,870
	CoStar Group Inc.	13,779	3,696
*	Cirrus Logic Inc.	67,507	3,599
*	Blucora Inc.	141,369	3,577
*	Everi Holdings Inc.	462,190	3,508
*	Ciena Corp.	157,679	3,464
*	Hortonworks Inc.	203,689	3,453
	Science Applications International Corp.	48,555	3,246
*	TrueCar Inc.	202,161	3,192
*	Carbonite Inc.	143,929	3,166
*	Box Inc.	157,637	3,046
*	Synaptics Inc.	77,612	3,041
	SYNNEX Corp.	23,521	2,976
*	Aspen Technology Inc.	46,686	2,932
*	RingCentral Inc. Class A	69,819	2,915
*	Amkor Technology Inc.	275,961	2,911
*	Tableau Software Inc. Class A	38,362	2,873
*	Workiva Inc.	136,519	2,846
*	Unisys Corp.	332,021	2,822
	Hackett Group Inc.	183,288	2,784
*	Zillow Group Inc. Class A	67,266	2,701
*	Wix.com Ltd.	36,660	2,634
*	A10 Networks Inc.	342,443	2,589
*	KEMET Corp.	110,725	2,340
*	Appfolio Inc.	48,434	2,322
	Teradyne Inc.	62,187	2,319
	CSG Systems International Inc.	51,377	2,060
*	Sykes Enterprises Inc.	65,691	1,916
	Pegasystems Inc.	30,643	1,767
*	Care.com Inc.	104,716	1,664
*	Arista Networks Inc.	8,089	1,534
*	GoDaddy Inc. Class A	30,473	1,326
	Avnet Inc.	30,860	1,213
*	Rosetta Stone Inc.	74,460	760
*	Glu Mobile Inc.	191,271	719

* Eastman Kodak Co.	91,893	675
* Bazaarvoice Inc.	127,769	632
* ePlus Inc.	6,834	632
* Virtusa Corp.	16,234	613
* PFSweb Inc.	73,268	612
* Blackhawk Network Holdings Inc.	12,874	564
* Avid Technology Inc.	120,221	546
* Internap Corp.	122,901	535
* IAC/InterActiveCorp	4,017	472
* CommerceHub Inc. Class A	19,300	436
Brooks Automation Inc.	8,720	265
* Varonis Systems Inc.	6,000	251
MKS Instruments Inc.	2,589	245
* MobileIron Inc.	63,790	236
* Teradata Corp.	6,303	213
* Okta Inc.	6,450	182
Systemax Inc.	5,963	158
* Alteryx Inc. Class A	7,335	149
		351,794
Materials (3.1%)
Chemours Co.	148,557	7,518
Packaging Corp. of America	51,281	5,881
* Owens-Illinois Inc.	211,645	5,325
* Louisiana-Pacific Corp.	191,356	5,182
Huntsman Corp.	182,931	5,016
* Koppers Holdings Inc.	91,813	4,237
Kronos Worldwide Inc.	129,284	2,952
Steel Dynamics Inc.	79,150	2,728
* AdvanSix Inc.	61,880	2,460
Rayonier Advanced Materials Inc.	135,757	1,860
Innophos Holdings Inc.	33,517	1,649
* Berry Global Group Inc.	21,081	1,194
KMG Chemicals Inc.	19,545	1,073
Greif Inc. Class A	18,133	1,062
American Vanguard Corp.	40,500	927
Trinseo SA	9,291	623
A Schulman Inc.	16,295	557
Avery Dennison Corp.	1,528	150
		50,394
Real Estate (2.2%)
National Storage Affiliates Trust	315,246	7,642
Ryman Hospitality Properties Inc.	77,684	4,854
Gaming and Leisure Properties Inc.	125,740	4,639
^ Omega Healthcare Investors Inc.	120,609	3,849
Sabra Health Care REIT Inc.	163,587	3,589
Senior Housing Properties Trust	160,893	3,145
GEO Group Inc.	114,127	3,070
Iron Mountain Inc.	34,132	1,328
Outfront Media Inc.	41,891	1,055
Universal Health Realty Income Trust	11,100	838
Washington Prime Group Inc.	80,469	670
National Health Investors Inc.	6,707	518
CoreSite Realty Corp.	1,957	219
Potlatch Corp.	3,797	194
		35,610

Telecommunication Services (0.4%)
*	Boingo Wireless Inc.			199,745	4,268
*	Zayo Group Holdings Inc.			58,938	2,029
	Consolidated Communications Holdings Inc.			8,009	153
					6,450
Utilities (0.2%)
	NRG Energy Inc.			125,311	3,207
	Spark Energy Inc. Class A			11,825	177
					3,384
Total Common Stocks (Cost $1,300,157)					1,510,537
		Coupon
Temporary Cash Investments (7.3%)1
Money Market Fund (6.9%)
2,3 Vanguard Market Liquidity Fund		1.223%		1,106,001	110,622

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
4	United States Cash Management Bill	1.048%	1/2/18	2,000	1,995
	United States Treasury Bill	0.980%–1.003%	10/5/17	2,300	2,300
4	United States Treasury Bill	1.169%	3/22/18	2,300	2,287
					6,582
Total Temporary Cash Investments (Cost $117,204)					117,204
Total Investments (100.9%) (Cost $1,417,361)					1,627,741
Other Assets and Liabilities-Net (-0.9%)3					(14,800)
Net Assets (100%)					1,612,941

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,036,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.2% and 2.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $13,631,000 of collateral received for securities on loan.
4 Securities with a value of $3,394,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2017	993	74,122	4,667

Vanguard Small Company Growth Portfolio

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,510,537	—	—
Temporary Cash Investments	110,622	6,582	—
Futures Contracts—Assets[1]	15	—	—

Vanguard Small Company Growth Portfolio

Total	1,621,174	6,582	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At September 30, 2017, the cost of investment securities for tax purposes was $1,417,361,000. Net unrealized appreciation of investment securities for tax purposes was $210,380,000, consisting of unrealized gains of $261,679,000 on securities that had risen in value since their purchase and $51,299,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (40.2%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	1,485,348	57,364
Vanguard Total International Stock Market Index Fund Admiral Shares	1,587,463	46,640
Vanguard Extended Market Index Admiral Shares	151,194	12,284
		116,288
U.S. Bond Fund (42.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	10,274,710	121,344

International Bond Fund (17.8%)
Vanguard Total International Bond Index Fund Admiral Shares	2,369,770	51,590

Total Investment Companies (Cost $277,536)		289,222
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.223% (Cost $301)	3,007	301

Total Investments (100.1%) (Cost $277,837)		289,523
Other Assets and Liabilities-Net (-0.1%)		(373)
Net Assets (100%)		289,150

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $277,837,000. Net unrealized appreciation of investment securities for tax purposes was $11,686,000, consisting of unrealized gains of $14,736,000 on securities that had risen in value since their purchase and $3,050,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Conservative Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds	Net	Change		Capital	September
	2016		from	Realized	in Net		Gain	30, 2017
	Market	Purchases	Securities	Gain	Unrealized		Distribution	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	s Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Extended
Market Index Admiral
Shares[1]
	—	734	104	23	11,631	63	—	12,284

Vanguard Extended
Market Index Investor
Shares[1]
	11,856	822	2,373	524	(10,829)	32	—	—
Vanguard Market Liquidity
Fund	25	NA2	NA2	—	—	1	—	301
Vanguard Total
International Bond Index
Fund Admiral Shares[1]	—	21,615	—	—	29,975	212	—	51,590
Vanguard Total
International Bond Index
Fund Investor Shares[1]	28,144	1,870	213	18	(29,819)	97	—	—
Vanguard Total
International Stock Index
Fund Admiral Shares[1]	—	14,575	2,676	411	34,330	696	—	46,640
Vanguard Total
International Stock Index
Fund Investor Shares[1]	28,157	1,617	1,292	108	(28,590)	91	—	—
Vanguard Variable
Insurance
Fund--Equity Index
Portfolio	52,677	13,744	13,456	2,410	1,989	1,058	1,806	57,364
Vanguard Variable
Insurance
Fund—Total Bond Market
Index Portfolio	111,880	32,813	23,663	(55)	369	2,857	385	121,344
Total	232,739	87,790	43,777	3,439	9,056	5,107	2,191	289,523

1 In April 2017, the portfolio changed investments from Investor to Admiral Shares.

2 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Diversified Value Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (8.8%)
Dollar General Corp.	374,500	30,353
Lowe's Cos. Inc.	373,800	29,882
Twenty-First Century Fox Inc. Class A	1,111,300	29,316
Adient plc	110,041	9,242
		98,793
Consumer Staples (12.4%)
Philip Morris International Inc.	381,300	42,328
CVS Health Corp.	421,500	34,276
Imperial Brands plc ADR	740,800	32,055
Altria Group Inc.	493,000	31,266
		139,925
Energy (10.7%)
ConocoPhillips	710,544	35,563
Phillips 66	290,772	26,637
Occidental Petroleum Corp.	361,300	23,199
BP plc ADR	584,900	22,478
Chevron Corp.	106,800	12,549
		120,426
Financials (18.4%)
Wells Fargo & Co.	731,900	40,364
JPMorgan Chase & Co.	401,150	38,314
American Express Co.	386,600	34,972
Bank of America Corp.	1,196,846	30,328
Citigroup Inc.	348,330	25,338
American International Group Inc.	366,500	22,499
Navient Corp.	556,200	8,354
* SLM Corp.	556,300	6,381
		206,550
Health Care (19.2%)
Pfizer Inc.	1,014,514	36,218
* Express Scripts Holding Co.	566,800	35,890
Medtronic plc	431,200	33,534
Sanofi ADR	657,100	32,717
Johnson & Johnson	245,700	31,944
Cardinal Health Inc.	456,000	30,516
Merck & Co. Inc.	240,800	15,418
		216,237
Industrials (11.6%)
General Electric Co.	1,612,700	38,995
United Technologies Corp.	316,800	36,774
Johnson Controls International plc	843,812	33,997
General Dynamics Corp.	98,200	20,188
		129,954
Information Technology (9.2%)
Oracle Corp.	819,100	39,604
Microsoft Corp.	442,400	32,954

QUALCOMM Inc.		600,600	31,135
			103,693
Materials (5.7%)
Air Products & Chemicals Inc.		244,100	36,913
DowDuPont Inc.		363,316	25,152
LyondellBasell Industries NV Class A		23,300	2,308
			64,373
Telecommunication Services (3.9%)
Verizon Communications Inc.		668,560	33,087
AT&T Inc.		280,327	10,981
			44,068
Total Common Stocks (Cost $991,615)			1,124,019

	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund (Cost
$1,546)	1.223%	15,463	1,546

Total Investments (100.0%) (Cost $993,161)			1,125,565
Other Asset and Liabilities-Net (0.0%)			(265)
Net Assets (100%)			1,125,300

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $993,161,000. Net unrealized appreciation of investment securities for tax purposes was $132,404,000, consisting of

Vanguard Diversified Value Portfolio

unrealized gains of $199,252,000 on securities that had risen in value since their purchase and $66,848,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Bond Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (63.4%)
U.S. Government Securities (40.1%)
United States Treasury Note/Bond	0.750%	10/31/18	80	79
United States Treasury Note/Bond	1.250%	10/31/18	3,575	3,570
United States Treasury Note/Bond	1.250%	11/15/18	5,719	5,709
United States Treasury Note/Bond	1.000%	11/30/18	3,850	3,833
United States Treasury Note/Bond	1.250%	11/30/18	2,655	2,650
United States Treasury Note/Bond	1.375%	11/30/18	3,030	3,029
United States Treasury Note/Bond	1.250%	12/15/18	7,058	7,046
United States Treasury Note/Bond	1.250%	12/31/18	2,095	2,091
United States Treasury Note/Bond	1.375%	12/31/18	9,800	9,795
United States Treasury Note/Bond	1.500%	12/31/18	9,117	9,127
United States Treasury Note/Bond	1.125%	1/15/19	3,461	3,448
United States Treasury Note/Bond	1.125%	1/31/19	1,525	1,519
United States Treasury Note/Bond	1.250%	1/31/19	1,300	1,297
United States Treasury Note/Bond	1.500%	1/31/19	11,025	11,035
United States Treasury Note/Bond	2.750%	2/15/19	2,050	2,086
United States Treasury Note/Bond	8.875%	2/15/19	110	121
United States Treasury Note/Bond	1.125%	2/28/19	7,635	7,604
United States Treasury Note/Bond	1.375%	2/28/19	8,575	8,570
United States Treasury Note/Bond	1.500%	2/28/19	6,500	6,506
United States Treasury Note/Bond	1.000%	3/15/19	10,780	10,714
United States Treasury Note/Bond	1.250%	3/31/19	3,570	3,560
United States Treasury Note/Bond	1.500%	3/31/19	575	576
United States Treasury Note/Bond	1.625%	3/31/19	5,100	5,114
United States Treasury Note/Bond	1.250%	4/30/19	10,716	10,684
United States Treasury Note/Bond	1.625%	4/30/19	12,543	12,578
United States Treasury Note/Bond	0.875%	5/15/19	12,139	12,029
United States Treasury Note/Bond	3.125%	5/15/19	5,200	5,340
United States Treasury Note/Bond	1.125%	5/31/19	5,650	5,620
United States Treasury Note/Bond	1.250%	5/31/19	2,518	2,510
United States Treasury Note/Bond	1.500%	5/31/19	5,100	5,105
United States Treasury Note/Bond	0.875%	6/15/19	6,053	5,994
United States Treasury Note/Bond	1.000%	6/30/19	441	438
United States Treasury Note/Bond	1.250%	6/30/19	14,850	14,797
United States Treasury Note/Bond	1.625%	6/30/19	3,702	3,712
United States Treasury Note/Bond	0.750%	7/15/19	10,440	10,309
United States Treasury Note/Bond	1.375%	7/31/19	1,645	1,642
United States Treasury Note/Bond	1.625%	7/31/19	2,487	2,494
United States Treasury Note/Bond	0.750%	8/15/19	8,514	8,402
United States Treasury Note/Bond	3.625%	8/15/19	1,800	1,871
United States Treasury Note/Bond	8.125%	8/15/19	64	72
United States Treasury Note/Bond	1.000%	8/31/19	175	173
United States Treasury Note/Bond	1.250%	8/31/19	5,300	5,277
United States Treasury Note/Bond	1.625%	8/31/19	4,236	4,248
United States Treasury Note/Bond	0.875%	9/15/19	6,355	6,281
United States Treasury Note/Bond	1.000%	9/30/19	2,075	2,055
United States Treasury Note/Bond	1.375%	9/30/19	2,760	2,754
United States Treasury Note/Bond	1.750%	9/30/19	2,150	2,161
United States Treasury Note/Bond	1.250%	10/31/19	625	622
United States Treasury Note/Bond	1.500%	10/31/19	500	500

United States Treasury Note/Bond	1.000%	11/15/19	9,075	8,979
United States Treasury Note/Bond	3.375%	11/15/19	10,318	10,721
United States Treasury Note/Bond	1.500%	11/30/19	4,242	4,241
United States Treasury Note/Bond	1.375%	12/15/19	7,160	7,138
United States Treasury Note/Bond	1.125%	12/31/19	500	496
United States Treasury Note/Bond	1.625%	12/31/19	3,275	3,282
United States Treasury Note/Bond	1.250%	1/31/20	424	421
United States Treasury Note/Bond	1.375%	1/31/20	664	661
United States Treasury Note/Bond	1.375%	2/15/20	9,610	9,571
United States Treasury Note/Bond	3.625%	2/15/20	11,175	11,716
United States Treasury Note/Bond	8.500%	2/15/20	887	1,031
United States Treasury Note/Bond	1.250%	2/29/20	2,143	2,128
United States Treasury Note/Bond	1.375%	2/29/20	7,494	7,462
United States Treasury Note/Bond	1.625%	3/15/20	12,955	12,973
United States Treasury Note/Bond	1.125%	3/31/20	5,900	5,836
United States Treasury Note/Bond	1.375%	3/31/20	7,070	7,036
United States Treasury Note/Bond	1.500%	4/15/20	5,780	5,769
United States Treasury Note/Bond	1.125%	4/30/20	7,175	7,094
United States Treasury Note/Bond	1.375%	4/30/20	12,273	12,210
United States Treasury Note/Bond	1.500%	5/15/20	10,100	10,078
United States Treasury Note/Bond	3.500%	5/15/20	3,515	3,689
United States Treasury Note/Bond	1.375%	5/31/20	4,300	4,276
United States Treasury Note/Bond	1.500%	5/31/20	4,508	4,497
United States Treasury Note/Bond	1.500%	6/15/20	19,980	19,930
United States Treasury Note/Bond	1.625%	6/30/20	1,110	1,111
United States Treasury Note/Bond	1.875%	6/30/20	9,825	9,899
United States Treasury Note/Bond	1.500%	7/15/20	13,234	13,197
United States Treasury Note/Bond	1.625%	7/31/20	6,119	6,121
United States Treasury Note/Bond	2.000%	7/31/20	2,419	2,445
United States Treasury Note/Bond	1.500%	8/15/20	16,323	16,272
United States Treasury Note/Bond	2.625%	8/15/20	2,258	2,321
United States Treasury Note/Bond	8.750%	8/15/20	8,425	10,106
United States Treasury Note/Bond	1.375%	8/31/20	1,825	1,812
United States Treasury Note/Bond	2.125%	8/31/20	967	981
United States Treasury Note/Bond	2.000%	9/30/20	597	603
United States Treasury Note/Bond	1.375%	10/31/20	7,285	7,224
United States Treasury Note/Bond	1.750%	10/31/20	8,461	8,485
United States Treasury Note/Bond	2.625%	11/15/20	4,305	4,430
United States Treasury Note/Bond	1.625%	11/30/20	5,586	5,577
United States Treasury Note/Bond	2.000%	11/30/20	8,575	8,661
United States Treasury Note/Bond	1.750%	12/31/20	5,856	5,865
United States Treasury Note/Bond	2.375%	12/31/20	8,150	8,326
United States Treasury Note/Bond	1.375%	1/31/21	1,933	1,912
United States Treasury Note/Bond	2.125%	1/31/21	4,171	4,228
United States Treasury Note/Bond	3.625%	2/15/21	6,833	7,264
United States Treasury Note/Bond	7.875%	2/15/21	1,180	1,417
United States Treasury Note/Bond	1.125%	2/28/21	580	568
United States Treasury Note/Bond	2.000%	2/28/21	4,050	4,088
United States Treasury Note/Bond	1.250%	3/31/21	11,715	11,523
United States Treasury Note/Bond	2.250%	3/31/21	9,450	9,617
United States Treasury Note/Bond	1.375%	4/30/21	650	642
United States Treasury Note/Bond	2.250%	4/30/21	5,375	5,469
United States Treasury Note/Bond	3.125%	5/15/21	5,975	6,263
United States Treasury Note/Bond	1.375%	5/31/21	4,340	4,280
United States Treasury Note/Bond	2.000%	5/31/21	9,483	9,563
United States Treasury Note/Bond	1.125%	6/30/21	6,671	6,515
United States Treasury Note/Bond	1.125%	7/31/21	9,520	9,285

United States Treasury Note/Bond	2.250%	7/31/21	6,425	6,533
United States Treasury Note/Bond	2.125%	8/15/21	3,845	3,893
United States Treasury Note/Bond	1.125%	8/31/21	1,578	1,538
United States Treasury Note/Bond	2.000%	8/31/21	7,250	7,304
United States Treasury Note/Bond	1.125%	9/30/21	1,417	1,379
United States Treasury Note/Bond	2.125%	9/30/21	1,900	1,923
United States Treasury Note/Bond	1.250%	10/31/21	4,654	4,549
United States Treasury Note/Bond	2.000%	10/31/21	4,670	4,702
United States Treasury Note/Bond	2.000%	11/15/21	1,065	1,073
United States Treasury Note/Bond	1.750%	11/30/21	4,860	4,842
United States Treasury Note/Bond	1.875%	11/30/21	4,288	4,295
United States Treasury Note/Bond	2.000%	12/31/21	3,795	3,818
United States Treasury Note/Bond	2.125%	12/31/21	3,528	3,567
United States Treasury Note/Bond	1.500%	1/31/22	2,600	2,560
United States Treasury Note/Bond	1.875%	1/31/22	8,835	8,838
United States Treasury Note/Bond	2.000%	2/15/22	235	236
United States Treasury Note/Bond	1.750%	2/28/22	6,530	6,496
United States Treasury Note/Bond	1.875%	2/28/22	5,015	5,015
United States Treasury Note/Bond	1.750%	3/31/22	8,649	8,598
United States Treasury Note/Bond	1.875%	3/31/22	5,865	5,861
United States Treasury Note/Bond	1.750%	4/30/22	4,200	4,172
United States Treasury Note/Bond	1.875%	4/30/22	3,760	3,755
United States Treasury Note/Bond	1.750%	5/15/22	1,367	1,359
United States Treasury Note/Bond	1.750%	5/31/22	5,633	5,594
United States Treasury Note/Bond	1.875%	5/31/22	5,650	5,643
United States Treasury Note/Bond	1.750%	6/30/22	16,375	16,250
United States Treasury Note/Bond	2.125%	6/30/22	1,040	1,050
United States Treasury Note/Bond	1.875%	7/31/22	2,967	2,960
United States Treasury Note/Bond	2.000%	7/31/22	6,025	6,047
United States Treasury Note/Bond	1.625%	8/15/22	205	202
United States Treasury Note/Bond	7.250%	8/15/22	100	125
United States Treasury Note/Bond	1.625%	8/31/22	7,405	7,301
United States Treasury Note/Bond	1.875%	8/31/22	4,459	4,446
United States Treasury Note/Bond	1.750%	9/30/22	10,287	10,189
United States Treasury Note/Bond	1.875%	9/30/22	9,775	9,748
United States Treasury Note/Bond	1.875%	10/31/22	6,520	6,496
United States Treasury Note/Bond	1.625%	11/15/22	4,125	4,059
United States Treasury Note/Bond	7.625%	11/15/22	40	51
United States Treasury Note/Bond	2.000%	11/30/22	9,450	9,465
United States Treasury Note/Bond	2.125%	12/31/22	8,629	8,688
United States Treasury Note/Bond	1.750%	1/31/23	7,625	7,530
United States Treasury Note/Bond	2.000%	2/15/23	123	123
United States Treasury Note/Bond	7.125%	2/15/23	1,690	2,132
United States Treasury Note/Bond	1.500%	2/28/23	2,070	2,016
United States Treasury Note/Bond	1.500%	3/31/23	9,130	8,885
United States Treasury Note/Bond	1.625%	4/30/23	5,215	5,106
United States Treasury Note/Bond	1.750%	5/15/23	8,100	7,978
United States Treasury Note/Bond	1.625%	5/31/23	7,175	7,018
United States Treasury Note/Bond	1.375%	6/30/23	5,050	4,867
United States Treasury Note/Bond	1.250%	7/31/23	5,300	5,068
United States Treasury Note/Bond	2.500%	8/15/23	4,760	4,880
United States Treasury Note/Bond	6.250%	8/15/23	6,565	8,091
United States Treasury Note/Bond	1.375%	8/31/23	10,235	9,843
United States Treasury Note/Bond	1.375%	9/30/23	1,615	1,552
United States Treasury Note/Bond	1.625%	10/31/23	3,750	3,655
United States Treasury Note/Bond	2.750%	11/15/23	11,011	11,441
United States Treasury Note/Bond	2.125%	11/30/23	6,400	6,418

United States Treasury Note/Bond	2.250%	12/31/23	3,450	3,481
United States Treasury Note/Bond	2.250%	1/31/24	825	832
United States Treasury Note/Bond	2.750%	2/15/24	8,910	9,250
United States Treasury Note/Bond	2.125%	2/29/24	8,265	8,268
United States Treasury Note/Bond	2.125%	3/31/24	9,700	9,697
United States Treasury Note/Bond	2.000%	4/30/24	385	382
United States Treasury Note/Bond	2.500%	5/15/24	9,960	10,182
United States Treasury Note/Bond	2.000%	5/31/24	8,489	8,415
United States Treasury Note/Bond	2.000%	6/30/24	16,655	16,499
United States Treasury Note/Bond	2.125%	7/31/24	7,736	7,720
United States Treasury Note/Bond	2.375%	8/15/24	11,564	11,721
United States Treasury Note/Bond	1.875%	8/31/24	4,700	4,614
United States Treasury Note/Bond	2.125%	9/30/24	5,075	5,061
United States Treasury Note/Bond	2.250%	11/15/24	11,681	11,734
United States Treasury Note/Bond	7.500%	11/15/24	25	34
United States Treasury Note/Bond	2.000%	2/15/25	3,325	3,278
United States Treasury Note/Bond	2.125%	5/15/25	9,810	9,742
United States Treasury Note/Bond	2.000%	8/15/25	10,781	10,590
United States Treasury Note/Bond	6.875%	8/15/25	1,957	2,620
United States Treasury Note/Bond	2.250%	11/15/25	7,246	7,243
United States Treasury Note/Bond	1.625%	2/15/26	17,546	16,674
United States Treasury Note/Bond	1.625%	5/15/26	9,289	8,806
United States Treasury Note/Bond	1.500%	8/15/26	4,949	4,631
United States Treasury Note/Bond	6.750%	8/15/26	630	858
United States Treasury Note/Bond	2.000%	11/15/26	12,605	12,278
United States Treasury Note/Bond	6.500%	11/15/26	765	1,031
United States Treasury Note/Bond	2.250%	2/15/27	5,557	5,521
United States Treasury Note/Bond	6.625%	2/15/27	1,065	1,455
United States Treasury Note/Bond	2.375%	5/15/27	10,622	10,661
United States Treasury Note/Bond	2.250%	8/15/27	14,715	14,607
United States Treasury Note/Bond	6.375%	8/15/27	185	252
United States Treasury Note/Bond	6.125%	11/15/27	346	465
United States Treasury Note/Bond	5.500%	8/15/28	955	1,243
United States Treasury Note/Bond	5.250%	11/15/28	1,435	1,839
United States Treasury Note/Bond	6.125%	8/15/29	830	1,151
United States Treasury Note/Bond	6.250%	5/15/30	1,350	1,915
United States Treasury Note/Bond	4.500%	2/15/36	3,500	4,499
United States Treasury Note/Bond	4.750%	2/15/37	400	531
United States Treasury Note/Bond	5.000%	5/15/37	1,400	1,912
United States Treasury Note/Bond	4.375%	2/15/38	1,400	1,778
United States Treasury Note/Bond	3.500%	2/15/39	2,395	2,703
United States Treasury Note/Bond	4.250%	5/15/39	3,782	4,729
United States Treasury Note/Bond	4.500%	8/15/39	2,306	2,979
United States Treasury Note/Bond	4.375%	11/15/39	2,817	3,583
United States Treasury Note/Bond	4.625%	2/15/40	5,050	6,644
United States Treasury Note/Bond	4.375%	5/15/40	3,735	4,758
United States Treasury Note/Bond	3.875%	8/15/40	3,680	4,375
United States Treasury Note/Bond	4.250%	11/15/40	1,780	2,233
United States Treasury Note/Bond	4.750%	2/15/41	3,956	5,312
United States Treasury Note/Bond	4.375%	5/15/41	1,840	2,352
United States Treasury Note/Bond	3.125%	11/15/41	1,916	2,026
United States Treasury Note/Bond	3.125%	2/15/42	1,981	2,094
United States Treasury Note/Bond	3.000%	5/15/42	11,025	11,400
United States Treasury Note/Bond	2.750%	8/15/42	7,240	7,149
United States Treasury Note/Bond	2.750%	11/15/42	10,096	9,960
United States Treasury Note/Bond	3.125%	2/15/43	6,075	6,405
United States Treasury Note/Bond	2.875%	5/15/43	5,350	5,389

United States Treasury Note/Bond	3.625%	8/15/43	6,980	8,005
United States Treasury Note/Bond	3.750%	11/15/43	4,617	5,410
United States Treasury Note/Bond	3.625%	2/15/44	3,224	3,702
United States Treasury Note/Bond	3.375%	5/15/44	6,129	6,753
United States Treasury Note/Bond	3.125%	8/15/44	8,006	8,443
United States Treasury Note/Bond	3.000%	11/15/44	10,540	10,855
United States Treasury Note/Bond	2.500%	2/15/45	6,460	6,022
United States Treasury Note/Bond	3.000%	5/15/45	4,767	4,906
United States Treasury Note/Bond	2.875%	8/15/45	9,208	9,245
United States Treasury Note/Bond	3.000%	11/15/45	3,799	3,907
United States Treasury Note/Bond	2.500%	2/15/46	8,128	7,557
United States Treasury Note/Bond	2.500%	5/15/46	6,381	5,927
United States Treasury Note/Bond	2.250%	8/15/46	5,306	4,662
United States Treasury Note/Bond	2.875%	11/15/46	12,500	12,535
United States Treasury Note/Bond	3.000%	2/15/47	562	578
United States Treasury Note/Bond	3.000%	5/15/47	8,537	8,778
United States Treasury Note/Bond	2.750%	8/15/47	10,550	10,316
				1,320,437
Agency Bonds and Notes (1.8%)
1 AID-Iraq	2.149%	1/18/22	100	100
1 AID-Israel	5.500%	12/4/23	50	59
1 AID-Israel	5.500%	4/26/24	475	567
1 AID-Jordan	1.945%	6/23/19	200	201
1 AID-Jordan	2.503%	10/30/20	225	229
1 AID-Jordan	2.578%	6/30/22	200	204
1 AID-Ukraine	1.844%	5/16/19	200	201
1 AID-Ukraine	1.847%	5/29/20	200	200
1 AID-Ukraine	1.471%	9/29/21	175	172
2 Federal Farm Credit Banks	5.150%	11/15/19	500	537
2 Federal Farm Credit Banks	3.500%	12/20/23	75	81
2 Federal Home Loan Banks	0.875%	10/1/18	1,000	995
2 Federal Home Loan Banks	1.250%	1/16/19	500	499
2 Federal Home Loan Banks	1.375%	3/18/19	500	499
2 Federal Home Loan Banks	1.375%	5/28/19	500	499
2 Federal Home Loan Banks	1.125%	6/21/19	1,200	1,192
2 Federal Home Loan Banks	0.875%	8/5/19	550	543
2 Federal Home Loan Banks	1.000%	9/26/19	600	594
2 Federal Home Loan Banks	1.375%	11/15/19	400	398
2 Federal Home Loan Banks	1.875%	3/13/20	75	75
2 Federal Home Loan Banks	4.125%	3/13/20	300	318
2 Federal Home Loan Banks	1.375%	9/28/20	475	471
2 Federal Home Loan Banks	5.250%	12/11/20	425	471
2 Federal Home Loan Banks	1.375%	2/18/21	450	445
2 Federal Home Loan Banks	5.625%	6/11/21	35	40
2 Federal Home Loan Banks	1.125%	7/14/21	525	512
2 Federal Home Loan Banks	1.875%	11/29/21	500	499
2 Federal Home Loan Banks	2.125%	3/10/23	970	971
2 Federal Home Loan Banks	5.500%	7/15/36	1,400	1,885
3 Federal Home Loan Mortgage Corp.	0.875%	10/12/18	1,000	995
3 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	625	646
3 Federal Home Loan Mortgage Corp.	1.125%	4/15/19	600	597
3 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	1,150	1,155
3 Federal Home Loan Mortgage Corp.	0.875%	7/19/19	871	861
3 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	479	476
3 Federal Home Loan Mortgage Corp.	1.375%	8/15/19	3,000	2,991
3 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	1,150	1,143
3 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	500	499

3 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	264	262
3 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,036	1,029
3 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	1,000	973
3 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	800	814
3 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	127	178
3 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	1,525	2,193
3 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	502	707
3 Federal National Mortgage Assn.	1.125%	10/19/18	700	698
3 Federal National Mortgage Assn.	1.625%	11/27/18	1,330	1,333
3 Federal National Mortgage Assn.	1.125%	12/14/18	1,315	1,310
3 Federal National Mortgage Assn.	1.375%	1/28/19	600	599
3 Federal National Mortgage Assn.	1.875%	2/19/19	500	503
3 Federal National Mortgage Assn.	1.000%	2/26/19	550	546
3 Federal National Mortgage Assn.	1.750%	6/20/19	1,000	1,004
3 Federal National Mortgage Assn.	0.875%	8/2/19	1,000	988
3 Federal National Mortgage Assn.	1.000%	8/28/19	1,700	1,683
3 Federal National Mortgage Assn.	1.750%	9/12/19	2,000	2,007
3 Federal National Mortgage Assn.	0.000%	10/9/19	570	550
3 Federal National Mortgage Assn.	1.000%	10/24/19	500	494
3 Federal National Mortgage Assn.	1.750%	11/26/19	1,000	1,004
3 Federal National Mortgage Assn.	1.625%	1/21/20	1,000	1,000
3 Federal National Mortgage Assn.	1.500%	2/28/20	632	630
3 Federal National Mortgage Assn.	1.500%	6/22/20	1,000	996
3 Federal National Mortgage Assn.	1.500%	7/30/20	1,000	995
3 Federal National Mortgage Assn.	1.500%	11/30/20	1,000	993
3 Federal National Mortgage Assn.	1.875%	12/28/20	1,000	1,004
3 Federal National Mortgage Assn.	1.375%	2/26/21	550	543
3 Federal National Mortgage Assn.	1.250%	8/17/21	525	513
3 Federal National Mortgage Assn.	1.375%	10/7/21	1,200	1,177
3 Federal National Mortgage Assn.	2.000%	1/5/22	500	501
3 Federal National Mortgage Assn.	2.625%	9/6/24	500	512
3 Federal National Mortgage Assn.	2.125%	4/24/26	575	561
3 Federal National Mortgage Assn.	1.875%	9/24/26	500	475
3 Federal National Mortgage Assn.	6.250%	5/15/29	175	236
3 Federal National Mortgage Assn.	7.125%	1/15/30	925	1,340
3 Federal National Mortgage Assn.	7.250%	5/15/30	300	442
3 Federal National Mortgage Assn.	6.625%	11/15/30	300	425
3 Federal National Mortgage Assn.	5.625%	7/15/37	275	377
2 Financing Corp.	9.650%	11/2/18	225	245
Private Export Funding Corp.	4.375%	3/15/19	200	208
Private Export Funding Corp.	1.450%	8/15/19	125	124
Private Export Funding Corp.	2.250%	3/15/20	150	152
Private Export Funding Corp.	2.300%	9/15/20	50	51
Private Export Funding Corp.	4.300%	12/15/21	100	109
Private Export Funding Corp.	2.800%	5/15/22	125	129
Private Export Funding Corp.	2.050%	11/15/22	1,075	1,071
Private Export Funding Corp.	3.550%	1/15/24	100	107
Private Export Funding Corp.	2.450%	7/15/24	100	100
Private Export Funding Corp.	3.250%	6/15/25	50	53
2 Tennessee Valley Authority	1.750%	10/15/18	150	150
2 Tennessee Valley Authority	3.875%	2/15/21	250	267
2 Tennessee Valley Authority	1.875%	8/15/22	175	174
2 Tennessee Valley Authority	2.875%	9/15/24	191	197
2 Tennessee Valley Authority	6.750%	11/1/25	134	175
2 Tennessee Valley Authority	7.125%	5/1/30	1,000	1,447
2 Tennessee Valley Authority	4.650%	6/15/35	175	210
2 Tennessee Valley Authority	5.880%	4/1/36	250	342

2	Tennessee Valley Authority	5.500%	6/15/38	100	133
2	Tennessee Valley Authority	5.250%	9/15/39	412	541
2	Tennessee Valley Authority	4.875%	1/15/48	100	126
2	Tennessee Valley Authority	5.375%	4/1/56	50	68
2	Tennessee Valley Authority	4.625%	9/15/60	180	219
2	Tennessee Valley Authority	4.250%	9/15/65	200	227
					61,040
Conventional Mortgage-Backed Securities (21.3%)
3,4	Fannie Mae Pool	2.000%	11/1/27–11/1/31	1,992	1,975
3,4,5 Fannie Mae Pool		2.500%	1/1/27–10/1/46	22,745	22,947
3,4,5 Fannie Mae Pool		3.000%	11/1/25–10/1/47	77,179	78,168
3,4,5 Fannie Mae Pool		3.500%	10/1/20–10/1/47	79,311	82,095
3,4,5 Fannie Mae Pool		4.000%	8/1/18–10/1/47	55,462	58,625
3,4,5 Fannie Mae Pool		4.500%	2/1/18–10/1/47	21,541	23,236
3,4	Fannie Mae Pool	5.000%	10/1/17–1/1/44	9,717	10,611
3,4	Fannie Mae Pool	5.500%	10/1/17–4/1/40	7,532	8,342
3,4	Fannie Mae Pool	6.000%	2/1/18–5/1/41	5,178	5,835
3,4	Fannie Mae Pool	6.500%	11/1/18–10/1/39	1,444	1,601
3,4	Fannie Mae Pool	7.000%	6/1/23–11/1/37	445	509
3,4	Fannie Mae Pool	7.500%	11/1/22–2/1/32	43	48
3,4	Fannie Mae Pool	8.000%	6/1/22–11/1/30	36	38
3,4	Fannie Mae Pool	8.500%	7/1/22–4/1/31	10	11
3,4	Fannie Mae Pool	9.000%	7/1/22–12/1/24	2	2
3,4	Fannie Mae Pool	9.500%	12/1/18–2/1/25	2	2
3,4	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	959	950
3,4,5 Freddie Mac Gold Pool		2.500%	4/1/27–10/1/46	16,644	16,810
3,4,5 Freddie Mac Gold Pool		3.000%	10/1/26–10/1/47	52,467	53,089
3,4,5 Freddie Mac Gold Pool		3.500%	9/1/25–10/1/47	52,096	53,945
3,4,5 Freddie Mac Gold Pool		4.000%	7/1/18–10/1/47	30,978	32,717
3,4,5 Freddie Mac Gold Pool		4.500%	1/1/18–10/1/47	13,463	14,422
3,4	Freddie Mac Gold Pool	5.000%	10/1/17–10/1/41	5,202	5,646
3,4	Freddie Mac Gold Pool	5.500%	11/1/17–6/1/41	4,327	4,777
3,4	Freddie Mac Gold Pool	6.000%	8/1/20–3/1/39	3,114	3,499
3,4	Freddie Mac Gold Pool	6.500%	8/1/23–4/1/39	934	1,041
3,4	Freddie Mac Gold Pool	7.000%	4/1/23–2/1/37	316	365
3,4	Freddie Mac Gold Pool	7.500%	1/1/23–4/1/28	25	26
3,4	Freddie Mac Gold Pool	8.000%	1/1/22–7/1/30	24	29
3,4	Freddie Mac Gold Pool	8.500%	8/1/23–11/1/30	18	21
3,4	Freddie Mac Gold Pool	9.000%	5/1/27–5/1/30	4	4
4	Ginnie Mae I Pool	3.000%	1/15/26–12/15/45	3,305	3,366
4,5	Ginnie Mae I Pool	3.500%	11/15/25–10/1/47	3,897	4,071
4,5	Ginnie Mae I Pool	4.000%	10/15/24–10/1/47	4,960	5,244
4	Ginnie Mae I Pool	4.500%	8/15/18–3/15/41	5,309	5,718
4	Ginnie Mae I Pool	5.000%	1/15/18–4/15/41	3,471	3,803
4	Ginnie Mae I Pool	5.500%	6/15/18–12/15/40	2,031	2,275
4	Ginnie Mae I Pool	6.000%	1/15/24–3/15/40	1,560	1,759
4	Ginnie Mae I Pool	6.500%	11/15/23–2/15/39	394	421
4	Ginnie Mae I Pool	7.000%	5/15/23–10/15/31	101	119
4	Ginnie Mae I Pool	7.500%	4/15/22–1/15/31	43	44
4	Ginnie Mae I Pool	8.000%	2/15/22–10/15/30	29	33
4	Ginnie Mae I Pool	8.500%	6/15/24–9/15/26	4	4
4	Ginnie Mae I Pool	9.000%	12/15/19–10/15/26	2	2
4	Ginnie Mae I Pool	9.500%	12/15/21	1	1
4	Ginnie Mae II Pool	2.500%	6/20/27–11/20/46	1,876	1,860
4,5	Ginnie Mae II Pool	3.000%	2/20/27–10/1/47	53,362	54,201
4,5	Ginnie Mae II Pool	3.500%	9/20/25–10/1/47	73,966	77,074
4,5	Ginnie Mae II Pool	4.000%	9/20/25–10/1/47	35,663	37,654

4,5	Ginnie Mae II Pool	4.500%	2/20/39–10/1/47	13,437	14,467
4	Ginnie Mae II Pool	5.000%	3/20/18–7/20/44	5,004	5,431
4	Ginnie Mae II Pool	5.500%	6/20/34–9/20/41	1,684	1,844
4	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	806	904
4	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	283	318
4	Ginnie Mae II Pool	7.000%	8/20/36–4/20/38	32	39
					702,038
Nonconventional Mortgage-Backed Securities (0.2%)
3,4	Fannie Mae Pool	2.122%	3/1/43	171	171
3,4	Fannie Mae Pool	2.178%	6/1/43	127	128
3,4	Fannie Mae Pool	2.188%	10/1/42	78	79
3,4	Fannie Mae Pool	2.267%	7/1/43	182	181
3,4	Fannie Mae Pool	2.415%	10/1/42	86	87
3,4	Fannie Mae Pool	2.448%	9/1/43	17	17
3,4,6 Fannie Mae Pool		2.462%	4/1/37	22	22
3,4	Fannie Mae Pool	2.720%	1/1/42	67	68
3,4	Fannie Mae Pool	2.746%	3/1/42	87	91
3,4,7 Fannie Mae Pool		2.831%	12/1/40	18	19
3,4,7 Fannie Mae Pool		2.874%	9/1/37	57	61
3,4,6 Fannie Mae Pool		2.888%	9/1/43	113	119
3,4,8 Fannie Mae Pool		2.893%	12/1/35	46	49
3,4,7 Fannie Mae Pool		2.927%	12/1/41	43	44
3,4,8 Fannie Mae Pool		2.985%	6/1/37	10	11
3,4,7 Fannie Mae Pool		3.032%	12/1/33	14	15
3,4,8 Fannie Mae Pool		3.040%	1/1/35	59	63
3,4	Fannie Mae Pool	3.088%	2/1/41	25	27
3,4,7 Fannie Mae Pool		3.090%	9/1/34	9	10
3,4	Fannie Mae Pool	3.091%	2/1/41	32	33
3,4,7 Fannie Mae Pool		3.106%	9/1/40	35	37
3,4,7 Fannie Mae Pool		3.135%	11/1/36	26	28
3,4,7 Fannie Mae Pool		3.175%	10/1/39	17	18
3,4,7 Fannie Mae Pool		3.193%	11/1/39	10	11
3,4,7 Fannie Mae Pool		3.203%	2/1/36	11	11
3,4,6 Fannie Mae Pool		3.215%	8/1/37	34	35
3,4,7 Fannie Mae Pool		3.257%	7/1/36	10	11
3,4,7 Fannie Mae Pool		3.264%	10/1/40	44	46
3,4,7 Fannie Mae Pool		3.270%	11/1/41	41	44
3,4,7 Fannie Mae Pool		3.305%	11/1/41	51	54
3,4,7 Fannie Mae Pool		3.306%	12/1/40	37	39
3,4,7 Fannie Mae Pool		3.310%	11/1/39–12/1/41	65	68
3,4,7 Fannie Mae Pool		3.315%	11/1/40–12/1/40	49	52
3,4,7 Fannie Mae Pool		3.335%	12/1/39	46	48
3,4,7 Fannie Mae Pool		3.337%	10/1/40	35	36
3,4	Fannie Mae Pool	3.348%	8/1/42	83	84
3,4,7 Fannie Mae Pool		3.351%	1/1/37	25	27
3,4,8 Fannie Mae Pool		3.363%	7/1/38	8	8
3,4,7 Fannie Mae Pool		3.375%	8/1/35	89	95
3,4,7 Fannie Mae Pool		3.401%	1/1/42	46	48
3,4,7 Fannie Mae Pool		3.415%	6/1/36	1	1
3,4,7 Fannie Mae Pool		3.429%	8/1/40	41	43
3,4,7 Fannie Mae Pool		3.435%	11/1/33–12/1/40	49	52
3,4,7 Fannie Mae Pool		3.440%	9/1/42	91	94
3,4,7 Fannie Mae Pool		3.445%	7/1/39	7	7
3,4,7 Fannie Mae Pool		3.447%	1/1/40	26	27
3,4,7 Fannie Mae Pool		3.454%	3/1/42	45	48
3,4,7 Fannie Mae Pool		3.467%	5/1/42	20	21
3,4,6 Fannie Mae Pool		3.468%	5/1/42	94	98

3,4,7 Fannie Mae Pool		3.472%	2/1/41	22	22
3,4,7 Fannie Mae Pool		3.476%	5/1/40	22	24
3,4,7 Fannie Mae Pool		3.480%	10/1/37	33	34
3,4,7 Fannie Mae Pool		3.481%	4/1/37	22	23
3,4,7 Fannie Mae Pool		3.495%	11/1/34	16	17
3,4,7 Fannie Mae Pool		3.502%	3/1/41	63	67
3,4,6 Fannie Mae Pool		3.516%	7/1/42	31	34
3,4,6 Fannie Mae Pool		3.535%	7/1/37	11	11
3,4,7 Fannie Mae Pool		3.545%	9/1/40	75	79
3,4,6 Fannie Mae Pool		3.554%	8/1/39	47	48
3,4,7 Fannie Mae Pool		3.575%	3/1/41	34	37
3,4,7 Fannie Mae Pool		3.590%	8/1/39	17	18
3,4	Fannie Mae Pool	3.605%	7/1/41	101	107
3,4	Fannie Mae Pool	3.608%	4/1/41	45	46
3,4,7 Fannie Mae Pool		3.628%	11/1/39	18	19
3,4,7 Fannie Mae Pool		3.630%	5/1/41	34	36
3,4,7 Fannie Mae Pool		3.632%	5/1/40	9	10
3,4	Fannie Mae Pool	3.703%	6/1/41	10	11
3,4,7 Fannie Mae Pool		3.787%	5/1/36	3	3
3,4	Fannie Mae Pool	3.796%	6/1/41	62	66
3,4,7 Fannie Mae Pool		4.571%	10/1/37	24	25
3,4,7 Fannie Mae Pool		5.188%	3/1/38	9	10
3,4,8 Fannie Mae Pool		5.860%	12/1/37	43	44
3,4,7 Freddie Mac Non Gold Pool		2.235%	10/1/37	2	2
3,4	Freddie Mac Non Gold Pool	2.378%	5/1/42	15	15
3,4	Freddie Mac Non Gold Pool	2.708%	2/1/42	43	44
3,4,6 Freddie Mac Non Gold Pool		2.769%	6/1/37	14	15
3,4	Freddie Mac Non Gold Pool	2.789%	1/1/41	47	49
3,4,8 Freddie Mac Non Gold Pool		2.819%	11/1/34	33	34
3,4,7 Freddie Mac Non Gold Pool		2.961%	7/1/35	23	25
3,4,8 Freddie Mac Non Gold Pool		3.088%	10/1/36	15	17
3,4,8 Freddie Mac Non Gold Pool		3.109%	2/1/36	12	13
3,4,7 Freddie Mac Non Gold Pool		3.110%	10/1/37	18	19
3,4	Freddie Mac Non Gold Pool	3.114%	1/1/41	9	10
3,4,7 Freddie Mac Non Gold Pool		3.153%	12/1/36	14	15
3,4,8 Freddie Mac Non Gold Pool		3.216%	5/1/36	12	12
3,4,7 Freddie Mac Non Gold Pool		3.250%	1/1/38	10	11
3,4,7 Freddie Mac Non Gold Pool		3.255%	3/1/37	5	5
3,4,7 Freddie Mac Non Gold Pool		3.265%	12/1/36	6	6
3,4,7 Freddie Mac Non Gold Pool		3.269%	12/1/34	15	15
3,4,7 Freddie Mac Non Gold Pool		3.278%	12/1/36	33	34
3,4,7 Freddie Mac Non Gold Pool		3.303%	12/1/35	24	25
3,4,7 Freddie Mac Non Gold Pool		3.352%	1/1/35	4	5
3,4,7 Freddie Mac Non Gold Pool		3.363%	12/1/40	40	42
3,4,7 Freddie Mac Non Gold Pool		3.365%	2/1/37	10	10
3,4,7 Freddie Mac Non Gold Pool		3.380%	11/1/40	11	12
3,4,7 Freddie Mac Non Gold Pool		3.400%	11/1/40	29	30
3,4,7 Freddie Mac Non Gold Pool		3.421%	2/1/42	27	28
3,4,7 Freddie Mac Non Gold Pool		3.500%	5/1/38	2	2
3,4,7 Freddie Mac Non Gold Pool		3.505%	12/1/40	14	15
3,4,7 Freddie Mac Non Gold Pool		3.608%	9/1/37	16	16
3,4	Freddie Mac Non Gold Pool	3.612%	9/1/40	41	43
3,4,7 Freddie Mac Non Gold Pool		3.616%	3/1/41	14	14
3,4,7 Freddie Mac Non Gold Pool		3.630%	5/1/40–6/1/40	40	41
3,4,7 Freddie Mac Non Gold Pool		3.652%	2/1/41	12	13
3,4,7 Freddie Mac Non Gold Pool		3.660%	2/1/41	33	35
3,4,7 Freddie Mac Non Gold Pool		3.701%	6/1/41	16	17

3,4,7 Freddie Mac Non Gold Pool		3.706%	5/1/40	11	11
3,4,7 Freddie Mac Non Gold Pool		3.714%	6/1/40	47	49
3,4,7 Freddie Mac Non Gold Pool		3.715%	6/1/40	36	37
3,4,7 Freddie Mac Non Gold Pool		3.730%	5/1/37	22	23
3,4	Freddie Mac Non Gold Pool	4.982%	3/1/38	30	32
4,8	Ginnie Mae II Pool	2.125%	7/20/38	5	5
4,8	Ginnie Mae II Pool	2.250%	10/20/38–12/20/42	251	258
4,8	Ginnie Mae II Pool	2.375%	1/20/41–3/20/43	241	249
4,8	Ginnie Mae II Pool	2.500%	7/20/41–10/20/41	124	129
4,8	Ginnie Mae II Pool	2.625%	4/20/41–6/20/43	209	215
4,8	Ginnie Mae II Pool	3.000%	11/20/40–10/20/41	45	46
4,8	Ginnie Mae II Pool	3.125%	5/20/41	26	27
					5,047
Total U.S. Government and Agency Obligations (Cost $2,077,669)					2,088,562
Asset-Backed/Commercial Mortgage-Backed Securities (2.5%)
4	AEP Texas Central Transition Funding II LLC
	2006-A	5.170%	1/1/18	16	16
4	Ally Auto Receivables Trust 2014-1	1.530%	4/15/19	18	18
4	Ally Auto Receivables Trust 2014-3	1.280%	6/17/19	22	22
4	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	55	55
4	Ally Auto Receivables Trust 2015-1	1.390%	9/16/19	12	12
4	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	50	50
4	Ally Auto Receivables Trust 2015-2	1.490%	11/15/19	55	55
4	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	50	50
4	Ally Master Owner Trust Series 2015-3	1.630%	5/15/20	150	150
4	American Express Credit Account Master
	Trust 2014-4	1.430%	6/15/20	100	100
4	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	250	251
4	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	300	299
4	AmeriCredit Automobile Receivables Trust
	2014-1	1.680%	7/8/19	1	1
4	AmeriCredit Automobile Receivables Trust
	2015-2	1.270%	1/8/20	23	23
4	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	75	75
4	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	80	80
4	BA Credit Card Trust 2017-A1	1.950%	8/15/22	250	251
4	Banc of America Commercial Mortgage Trust
	2008-1	6.509%	2/10/51	104	105
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	50	52
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	75	78
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	72	75
4	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.748%	2/15/50	28	29
4	BANK 2017 - BNK5	3.390%	6/15/60	150	153
4	BANK 2017 - BNK5	3.624%	6/15/60	100	101
4	BANK 2017 - BNK6	3.518%	7/15/60	404	417
4	BANK 2017 - BNK6	3.741%	7/15/60	404	413
4	BANK 2017 - BNK7	3.175%	9/15/60	100	100
4	BANK 2017 - BNK7	3.435%	9/15/60	75	77

4 BANK 2017 - BNK7	3.748%	9/15/60	75	77
Bank of Nova Scotia	2.125%	9/11/19	250	251
Bank of Nova Scotia	1.850%	4/14/20	450	448
Bank of Nova Scotia	1.875%	4/26/21	175	172
4 Barclays Dryrock Issuance Trust 2015-2	1.560%	3/15/21	100	100
4 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	125	124
4 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	325	339
4 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	100	104
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-PWR18	5.700%	6/11/50	43	43
4 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	57	57
4 BMW Vehicle Lease Trust 2015-2	1.400%	9/20/18	43	43
4 BMW Vehicle Lease Trust 2015-2	1.550%	2/20/19	50	50
4 BMW Vehicle Owner Trust 2014-A	1.500%	2/25/21	72	72
4 Capital Auto Receivables Asset Trust 2014-3	1.830%	4/22/19	12	12
4 Capital Auto Receivables Asset Trust 2015-1	1.610%	6/20/19	88	88
4 Capital Auto Receivables Asset Trust 2015-1	1.860%	10/21/19	50	50
4 Capital Auto Receivables Asset Trust 2015-2	1.730%	9/20/19	105	105
4 Capital Auto Receivables Asset Trust 2015-2	1.970%	1/21/20	75	75
4 Capital Auto Receivables Asset Trust 2015-3	1.720%	1/22/19	24	24
4 Capital Auto Receivables Asset Trust 2015-3	1.940%	1/21/20	100	100
4 Capital Auto Receivables Asset Trust 2015-3	2.130%	5/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-4	1.830%	3/20/20	75	75
4 Capital Auto Receivables Asset Trust 2015-4	2.010%	7/20/20	75	75
4 Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	50	50
4 Capital One Multi-Asset Execution Trust 2015-
A2	2.080%	3/15/23	250	251
4 Capital One Multi-Asset Execution Trust 2015-
A5	1.600%	5/17/21	100	100
4 Capital One Multi-Asset Execution Trust 2015-
A8	2.050%	8/15/23	150	151
4 Capital One Multi-Asset Execution Trust 2016-
A3	1.340%	4/15/22	170	169
4 Capital One Multi-Asset Execution Trust 2016-
A4	1.330%	6/15/22	200	198
4 Capital One Multi-Asset Execution Trust 2016-
A6	1.820%	9/15/22	100	100
4 CarMax Auto Owner Trust 2013-3	1.490%	1/15/19	10	10
4 CarMax Auto Owner Trust 2013-4	1.280%	5/15/19	11	11
4 CarMax Auto Owner Trust 2014-1	1.320%	7/15/19	17	17
4 CarMax Auto Owner Trust 2014-2	0.980%	1/15/19	2	2
4 CarMax Auto Owner Trust 2014-3	1.160%	6/17/19	13	13
4 CarMax Auto Owner Trust 2014-3	1.730%	2/18/20	25	25
4 CarMax Auto Owner Trust 2014-4	1.250%	11/15/19	39	38
4 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	30	30
4 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	50	50
4 CarMax Auto Owner Trust 2015-3	1.630%	5/15/20	85	85
4 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	50	50
4 CarMax Auto Owner Trust 2015-4	1.560%	11/16/20	97	97
4 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	50	50
4 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	100	100
4 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	50	50
4 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	150	145
4 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	100	103
4 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	25	26
4 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	144	150

4 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	31	32
4 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	23	23
4 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	350	359
4 CFCRE Commercial Mortgage Trust 2016-C3	3.865%	1/10/48	125	131
4 CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	150	151
4 CFCRE Commercial Mortgage Trust 2016-C4	3.691%	5/10/58	100	102
4 CFCRE Commercial Mortgage Trust 2016-C6	3.217%	11/10/49	250	250
4 CFCRE Commercial Mortgage Trust 2017-C8	3.572%	6/15/50	50	51
4 Chase Issuance Trust 2012-A4	1.580%	8/16/21	150	149
4 Chase Issuance Trust 2012-A7	2.160%	9/16/24	313	314
4 Chase Issuance Trust 2013-A1	1.300%	2/18/20	275	275
4 Chase Issuance Trust 2014-A2	2.770%	3/15/23	225	231
4 Chase Issuance Trust 2014-A7	1.380%	11/15/19	225	225
4 Chase Issuance Trust 2015-A4	1.840%	4/15/22	150	150
4 Chase Issuance Trust 2015-A5	1.360%	4/15/20	325	325
4 Chase Issuance Trust 2016-A2	1.370%	6/15/21	225	224
4 Chase Issuance Trust 2016-A4	1.490%	7/15/22	200	198
4 Chase Issuance Trust 2016-A5	1.270%	7/15/21	225	223
4 Citibank Credit Card Issuance Trust 2008-A1	5.350%	2/7/20	245	248
4 Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	100	103
4 Citibank Credit Card Issuance Trust 2014-A5	2.680%	6/7/23	200	205
4 Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	500	503
4 Citibank Credit Card Issuance Trust 2014-A8	1.730%	4/9/20	325	325
4 Citibank Credit Card Issuance Trust 2016-A2	2.190%	11/20/23	200	200
4 Citibank Credit Card Issuance Trust 2017-A2	1.740%	1/19/21	325	325
4 Citibank Credit Card Issuance Trust 2017-A9	1.800%	9/20/21	340	340
4 Citigroup Commercial Mortgage Trust 2008-
C7	6.427%	12/10/49	35	35
4 Citigroup Commercial Mortgage Trust 2012-
GC8	3.024%	9/10/45	75	77
4 Citigroup Commercial Mortgage Trust 2013-
GC11	3.093%	4/10/46	100	102
4 Citigroup Commercial Mortgage Trust 2013-
GC15	3.161%	9/10/46	74	75
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.371%	9/10/46	50	54
4 Citigroup Commercial Mortgage Trust 2013-
GC15	4.649%	9/10/46	75	81
4 Citigroup Commercial Mortgage Trust 2014-
GC19	2.790%	3/10/47	37	37
4 Citigroup Commercial Mortgage Trust 2014-
GC19	3.552%	3/10/47	25	26
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.023%	3/10/47	25	27
4 Citigroup Commercial Mortgage Trust 2014-
GC19	4.345%	3/10/47	25	27
4 Citigroup Commercial Mortgage Trust 2014-
GC21	3.855%	5/10/47	50	53
4 Citigroup Commercial Mortgage Trust 2014-
GC21	4.328%	5/10/47	50	51
4 Citigroup Commercial Mortgage Trust 2014-
GC23	3.622%	7/10/47	100	104
4 Citigroup Commercial Mortgage Trust 2014-
GC25	3.635%	10/10/47	175	182

4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	225	226
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.571%	2/10/48	100	101
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	2.674%	4/10/48	50	50
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.192%	4/10/48	175	177
4	Citigroup Commercial Mortgage Trust 2015-
	GC29	3.758%	4/10/48	84	82
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	100	105
4	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	100	105
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.003%	5/10/49	55	55
4	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	125	126
4	Citigroup Commercial Mortgage Trust 2016-
	GC36	3.616%	2/10/49	225	234
4	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	75	74
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.458%	8/15/50	250	256
4	Citigroup Commercial Mortgage Trust 2017-
	B1	3.711%	8/15/50	50	51
4	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	58	60
4	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	65	68
4,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	78	80
4	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	125	126
4	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	20	22
4	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	30	30
4	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	30	31
4	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	40	42
4	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	150	162
4	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	30	33
4	COMM 2013-CCRE12 Mortgage Trust	1.295%	10/10/46	5	5
4	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	50	50
4	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	50	52
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	50	53
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	50	54
4	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	25	27
4	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	25	27
4	COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	65	66
4	COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	50	51
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	71	74
4	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	90	98
4	COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	40	40
4	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	40	43
4	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	104	105
4	COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	58	59
4	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	87	88
4	COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	30	31
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	56	60
4	COMM 2014-CCRE15 Mortgage Trust	4.861%	2/10/47	28	30
4	COMM 2014-CCRE16 Mortgage Trust	3.653%	4/10/47	50	52
4	COMM 2014-CCRE16 Mortgage Trust	4.278%	4/10/47	75	80

4 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	50	51
4 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	25	26
4 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	50	53
4 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	25	26
4 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	50	52
4 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	175	184
4 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	50	53
4 COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	50	52
4 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	86	88
4 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	175	181
4 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	50	51
4 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	150	160
4 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	100	102
4 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	50	53
4 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	24	24
4 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	22	23
4 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	54	57
4 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	15	16
COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	10	11
4 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	50	51
4 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	100	105
4 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	125	130
4 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	44	46
4 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	125	131
4 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	125	127
4 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	125	129
4 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	225	234
4 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	50	52
4 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	50	51
4 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	150	153
4 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	50	51
4 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	75	77
4 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	100	103
4 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	50	51
4 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	125	131
4 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	225	234
4 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	125	129
4 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	125	130
4 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	25	26
4 COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	126
4 COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	50	51
4 COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	150	157
4 COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	125	129
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.505%	4/15/50	100	103
4 CSAIL 2015-C1 Commercial Mortgage Trust	3.791%	4/15/50	75	78
4 CSAIL 2015-C1 Commercial Mortgage Trust	4.044%	4/15/50	50	51
4 CSAIL 2015-C2 Commercial Mortgage Trust	1.454%	6/15/57	54	53
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	150	154
4 CSAIL 2015-C2 Commercial Mortgage Trust	3.849%	6/15/57	75	78
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.448%	8/15/48	85	88
4 CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	100	104
4 CSAIL 2015-C3 Commercial Mortgage Trust	4.254%	8/15/48	50	51
4 CSAIL 2015-C4 Commercial Mortgage Trust	3.617%	11/15/48	50	52
4 CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	75	79
4 CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	200	205
4 CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	150	153
4 CSAIL 2017-CX9 Commercial Mortgage Trust	3.446%	9/15/50	50	51

4	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	75	76
4	DBJPM 16-C3 Mortgage Trust	2.890%	9/10/49	100	98
4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	100	102
4	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	50	50
4	Discover Card Execution Note Trust 2014-A5	1.390%	4/15/20	300	300
4	Discover Card Execution Note Trust 2015-A2	1.900%	10/17/22	275	275
4	Discover Card Execution Note Trust 2015-A3	1.450%	3/15/21	225	225
4	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	225	226
4	Discover Card Execution Note Trust 2016-A1	1.640%	7/15/21	350	350
4	Discover Card Execution Note Trust 2017-A2	2.390%	7/15/24	150	152
3,4	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	150	157
3,4	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	335	353
3,4	Fannie Mae-Aces 2013-M12	2.472%	3/25/23	247	247
3,4	Fannie Mae-Aces 2013-M14	2.600%	4/25/23	272	274
3,4	Fannie Mae-Aces 2013-M14	3.329%	10/25/23	350	365
3,4	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	22	22
3,4	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	100	100
3,4	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	319	321
3,4	Fannie Mae-Aces 2014-M1	3.341%	7/25/23	450	469
3,4	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	187	188
3,4	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	350	356
3,4	Fannie Mae-Aces 2014-M13	1.637%	11/25/17	1	1
3,4	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	43	43
3,4	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	125	128
3,4	Fannie Mae-Aces 2014-M2	3.513%	12/25/23	346	365
3,4	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	115	116
3,4	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	175	184
3,4	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	175	183
3,4	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	325	331
3,4	Fannie Mae-Aces 2014-M7	3.359%	6/25/24	326	339
3,4	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	37	38
3,4	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	175	180
3,4	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	200	206
3,4	Fannie Mae-Aces 2015-M1	1.626%	2/25/18	30	30
3,4	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	300	298
3,4	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	100	101
3,4	Fannie Mae-Aces 2015-M12	2.885%	5/25/25	225	226
3,4	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	275	278
3,4	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	214	214
3,4	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	100	100
3,4	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	150	151
3,4	Fannie Mae-Aces 2015-M7	1.550%	4/25/18	22	22
3,4	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	200	199
3,4	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	106	106
3,4	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	100	101
3,4	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	250	241
3,4	Fannie Mae-Aces 2016-M12	2.530%	9/25/26	250	245
3,4	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	200	198
3,4	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	100	99
3,4	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	100	98
3,4	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	200	195
3,4	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	50	49
3,4	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	75	73
3,4	Fannie Mae-Aces 2017-M1	2.497%	10/25/26	200	193
3,4	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	110	110
3,4	Fannie Mae-Aces 2017-M4	2.684%	12/25/26	200	195
3,4	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	150	150

3,4	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	314	318
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K005	3.484%	4/25/19	56	57
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K006	3.398%	7/25/19	70	71
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K007	3.342%	12/25/19	6	6
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K009	2.757%	5/25/20	42	42
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K010	3.320%	7/25/20	42	43
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K011	4.084%	11/25/20	250	265
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K014	3.871%	4/25/21	133	140
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K017	2.873%	12/25/21	350	359
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K019	2.272%	3/25/22	150	150
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K020	2.373%	5/25/22	350	352
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K021	2.396%	6/25/22	225	226
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K026	2.510%	11/25/22	325	328
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K027	2.637%	1/25/23	325	329
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K028	3.111%	2/25/23	475	492
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K029	3.320%	2/25/23	325	341
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	2.779%	9/25/22	230	234
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K030	3.250%	4/25/23	325	339
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K031	3.300%	4/25/23	340	355
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.016%	2/25/23	240	245
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K032	3.310%	5/25/23	340	356
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	2.871%	2/25/23	253	259
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K033	3.060%	7/25/23	325	335
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K034	3.531%	7/25/23	288	305
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K035	3.458%	8/25/23	400	422
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K036	3.527%	10/25/23	325	344
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	2.604%	10/25/23	97	98
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K038	3.389%	3/25/24	400	421
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	2.683%	12/25/23	59	60

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K039	3.303%	7/25/24	225	235
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	2.768%	4/25/24	89	90
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K040	3.241%	9/25/24	275	287
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K041	3.171%	10/25/24	275	286
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K042	2.267%	6/25/24	44	44
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	2.532%	10/25/23	46	46
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K043	3.062%	12/25/24	150	155
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	2.493%	11/25/24	115	116
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K045	3.023%	1/25/25	175	180
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K046	3.205%	3/25/25	175	182
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	2.827%	12/25/24	87	88
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K047	3.329%	5/25/25	175	183
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K048	3.284%	6/25/25	225	234
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K049	3.010%	7/25/25	125	128
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K050	3.334%	8/25/25	200	209
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K052	3.151%	11/25/25	125	129
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K053	2.995%	12/25/25	75	76
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K054	2.745%	1/25/26	200	200
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K056	2.525%	5/25/26	150	147
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K058	2.653%	8/25/26	100	99
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K063	3.430%	1/25/27	475	496
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K064	3.224%	3/25/27	300	309
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K065	3.243%	4/25/27	433	446
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K066	3.117%	6/25/27	150	153
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K152	3.080%	1/25/31	100	100
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	1.384%	1/25/19	90	89
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K503	2.456%	8/25/19	325	328
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K504	2.566%	9/25/20	100	101

3,4	FHLMC Multifamily Structured Pass Through
	Certificates K702	3.154%	2/25/18	497	499
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K704	2.412%	8/25/18	73	73
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K706	2.323%	10/25/18	98	99
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K707	2.220%	12/25/18	150	151
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K710	1.883%	5/25/19	25	25
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.321%	12/25/18	90	89
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K711	1.730%	7/25/19	425	425
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K712	1.869%	11/25/19	199	199
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K713	2.313%	3/25/20	525	529
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K714	3.034%	10/25/20	400	410
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	3.130%	6/25/21	370	383
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K716	2.413%	8/25/47	48	48
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K717	2.991%	9/25/21	225	232
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.375%	9/25/21	197	198
3,4	FHLMC Multifamily Structured Pass Through
	Certificates K718	2.791%	1/25/22	225	230
3,4	FHLMC Multifamily Structured Pass Through
	Certificates KW01	2.853%	1/25/26	200	201
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K715	2.856%	1/25/21	125	128
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K720	2.716%	6/25/22	150	153
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K723	2.454%	8/25/23	125	125
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K724	3.062%	11/25/23	100	103
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K725	2.946%	7/25/24	200	205
3,4	FHLMC Multifamily Structures Pass Through
	Certificates K726	2.905%	4/25/24	200	205
4	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	68	68
4	Ford Credit Auto Lease Trust 2015-B	1.380%	12/15/18	19	19
4	Ford Credit Auto Lease Trust 2015-B	1.540%	2/15/19	75	75
4	Ford Credit Auto Owner Trust 2015-A	1.280%	9/15/19	18	18
4	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	25	25
4	Ford Credit Auto Owner Trust 2015-B	1.160%	11/15/19	35	35
4	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	50	50
4	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	37	37
4	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	50	50
4	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	100	100
4	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	75	75
4	Ford Credit Floorplan Master Owner Trust A
	Series 2016-1	1.760%	2/15/21	225	225

4 GM Financial Automobile Leasing Trust 2015-
2	1.680%	12/20/18	62	62
4 GM Financial Automobile Leasing Trust 2015-
2	1.850%	7/22/19	50	50
4 GM Financial Automobile Leasing Trust 2015-
3	1.690%	3/20/19	41	41
4 GM Financial Automobile Leasing Trust 2015-
3	1.810%	11/20/19	50	50
4 GM Financial Automobile Leasing Trust 2016-
1	1.790%	3/20/20	100	100
4 GM Financial Automobile Leasing Trust 2016-
2	1.620%	9/20/19	100	100
4 GM Financial Automobile Leasing Trust 2016-
3	1.610%	12/20/19	75	75
4 GS Mortgage Securities Corporation II 2013-
GC10	2.943%	2/10/46	92	93
4 GS Mortgage Securities Corporation II 2013-
GC10	3.279%	2/10/46	35	35
4 GS Mortgage Securities Corporation II 2015-
GC30	2.726%	5/10/50	100	101
4 GS Mortgage Securities Corporation II 2015-
GC30	3.382%	5/10/50	150	154
4 GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	80	84
4 GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	299	310
4 GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	170	176
4 GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	125	126
4 GS Mortgage Securities Trust 2013-GC13	4.169%	7/10/46	20	22
4 GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	90	92
4 GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	39	39
4 GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	45	45
4 GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	30	31
4 GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	150	162
4 GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	50	52
4 GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	50	53
4 GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	125	132
4 GS Mortgage Securities Trust 2014-GC24	4.641%	9/10/47	25	26
4 GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	75	78
4 GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	225	234
4 GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	50	51
4 GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	50	51
4 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	150	153
4 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	125	130
4 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	50	52
4 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	125	128
4 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	100	103
4 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	75	75
4 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	200	196
4 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	75	77
4 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	50	51
4 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	150	157
4 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	50	51
4 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	154
4 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	261	266
4 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	70	71
4 Honda Auto Receivables 2014-3 Owner Trust	1.310%	10/15/20	45	45
4 Honda Auto Receivables 2015-1 Owner Trust	1.050%	10/15/18	20	20

4 Honda Auto Receivables 2015-1 Owner Trust	1.320%	11/16/20	75	75
4 Honda Auto Receivables 2015-2 Owner Trust	1.040%	2/21/19	24	24
4 Honda Auto Receivables 2015-2 Owner Trust	1.470%	8/23/21	50	50
4 Honda Auto Receivables 2015-3 Owner Trust	1.270%	4/18/19	43	43
4 Honda Auto Receivables 2015-3 Owner Trust	1.560%	10/18/21	50	50
4 Honda Auto Receivables 2015-4 Owner Trust	1.230%	9/23/19	121	121
4 Huntington Auto Trust 2015-1	1.240%	9/16/19	44	44
4 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	50	50
4 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	48	48
4 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	50	50
4 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	75	74
4 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	75	74
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP7	6.138%	4/17/45	1	1
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	196	204
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	150	152
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	176	182
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.143%	12/15/47	52	53
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	39	40
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	100	108
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	208	211
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	50	51
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	75	80
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	250	245
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	100	104
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	75	77
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	100	102
4 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	100	102
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	39	41
4 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.161%	7/15/45	26	27
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	40	42
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	100	107
4 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	30	32
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	39	40
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	10	10

4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	65	70
4 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	35	37
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	127	135
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	25	27
4 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	30	32
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	95	101
4 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	30	31
4 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	25	26
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	175	184
4 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	85	90
4 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	50	53
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	75	77
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	200	209
4 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.019%	1/15/48	125	127
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	175	180
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	50	51
4 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	100	101
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	110	112
4 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	59	60
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	125	127

4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	125	127
4 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	50	50
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	100	102
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	57	59
4 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	100	104
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	100	105
4 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	50	52
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	53	55
4 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	57	60
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	125	129
4 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	125	130
4 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	82	86
4 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	75	77
4 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	400	419
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	75	75
4 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	50	50
4 LB-UBS Commercial Mortgage Trust 2008-C1	6.319%	4/15/41	127	130
4 Mercedes-Benz Auto Lease Trust 2015-B	1.340%	7/16/18	18	18
4 Mercedes-Benz Auto Lease Trust 2015-B	1.530%	5/17/21	50	50
4 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	175	175
4 Mercedes-Benz Auto Receivables Trust 2014-
1	0.870%	10/15/18	1	1
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.340%	12/16/19	34	34
4 Mercedes-Benz Auto Receivables Trust 2015-
1	1.750%	12/15/21	25	25
4 Merrill Lynch Mortgage Trust 2008-C1	5.690%	2/12/51	64	64
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2012-C5	3.176%	8/15/45	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.315%	8/15/46	40	43
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11	4.515%	8/15/46	20	21
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	3.001%	10/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C12	4.259%	10/15/46	100	108
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	2.918%	2/15/46	68	69

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C7	3.214%	2/15/46	14	14
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.134%	12/15/48	100	102
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C8	3.376%	12/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.102%	5/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C9	3.456%	5/15/46	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	2.916%	2/15/47	97	98
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	3.669%	2/15/47	110	115
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.064%	2/15/47	100	107
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C14	4.796%	2/15/47	100	107
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.477%	6/15/47	25	26
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	3.892%	6/15/47	100	106
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16	4.481%	6/15/47	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	3.194%	10/15/47	100	102
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C18	4.589%	10/15/47	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.101%	12/15/47	125	127
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.326%	12/15/47	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C19	3.526%	12/15/47	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.069%	2/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20	3.249%	2/15/48	200	202
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.040%	4/15/48	100	101
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.306%	4/15/48	75	76
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C22	3.883%	4/15/48	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	2.982%	7/15/50	75	76
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.398%	7/15/50	50	51
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C23	3.719%	7/15/50	125	131
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.383%	10/15/48	125	130
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25	3.635%	10/15/48	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.323%	10/15/48	75	77

4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C26	3.531%	10/15/48	75	77
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.557%	12/15/47	50	52
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C27	3.753%	12/15/47	75	78
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.288%	1/15/49	100	103
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C28	3.544%	1/15/49	225	232
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C30	2.860%	9/15/49	200	195
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31	3.102%	11/15/49	250	249
4 Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.599%	5/15/50	150	156
Morgan Stanley Bank of America Merrill Lynch
Trust 2017-C33	3.852%	5/15/50	100	103
4 Morgan Stanley Capital I Trust 2007-IQ16	6.321%	12/12/49	39	40
4 Morgan Stanley Capital I Trust 2008-TOP29	6.498%	1/11/43	218	219
4 Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	350	360
4 Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	75	77
4 Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	75	79
4 Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	100	99
4 Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	83	84
4 Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	200	195
4 Morgan Stanley Capital I Trust 2016-UBS12	3.596%	12/15/49	200	207
4 Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	150	154
4 Nissan Auto Lease Trust 2015-B	1.540%	4/16/18	12	12
4 Nissan Auto Lease Trust 2015-B	1.700%	4/15/21	50	50
4 Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	100	100
4 Nissan Auto Receivables 2013-C Owner Trust	1.300%	6/15/20	14	14
4 Nissan Auto Receivables 2014-A Owner Trust	1.340%	8/17/20	53	53
4 Nissan Auto Receivables 2014-B Owner Trust	1.110%	5/15/19	13	13
4 Nissan Auto Receivables 2015-A Owner Trust	1.050%	10/15/19	39	39
4 Nissan Auto Receivables 2015-B Owner Trust	1.340%	3/16/20	61	61
4 Nissan Auto Receivables 2015-B Owner Trust	1.790%	1/17/22	50	50
4 Nissan Auto Receivables 2015-C Owner Trust	1.370%	5/15/20	50	50
4 Nissan Auto Receivables 2015-C Owner Trust	1.670%	2/15/22	75	75
4 Nissan Auto Receivables 2016-C Owner Trust	1.180%	1/15/21	100	99
4 Nissan Auto Receivables 2016-C Owner Trust	1.380%	1/17/23	75	74
4 Nissan Auto Receivables 2017-B Owner Trust	1.950%	10/16/23	104	104
4 Nissan Master Owner Trust Receivables
Series 2016-A	1.540%	6/15/21	100	99
Royal Bank of Canada	2.200%	9/23/19	225	226
4 Royal Bank of Canada	2.000%	10/1/19	400	401
Royal Bank of Canada	2.100%	10/14/20	800	799
4 Royal Bank of Canada	1.875%	2/5/21	400	398
Royal Bank of Canada	2.300%	3/22/21	175	175
4 Santander Drive Auto Receivables Trust
2017-3	1.870%	6/15/21	90	90
4 Synchrony Credit Card Master Note Trust
2014-1	1.610%	11/15/20	100	100
4 Synchrony Credit Card Master Note Trust
2016-2	2.210%	5/15/24	373	373
4 Synchrony Credit Card Master Note Trust
2016-3	1.580%	9/15/22	150	149

4	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	148	148
4	TIAA Seasoned Commercial Mortgage Trust
	2007-C4	5.475%	8/15/39	11	12
9	Toronto-Dominion Bank	2.250%	3/15/21	250	251
4	Toyota Auto Receivables 2014-A Owner Trust	1.180%	6/17/19	8	8
4	Toyota Auto Receivables 2014-B Owner Trust	1.310%	9/16/19	14	14
4	Toyota Auto Receivables 2015-B Owner Trust	1.270%	5/15/19	81	81
4	Toyota Auto Receivables 2015-B Owner Trust	1.740%	9/15/20	125	125
4	Toyota Auto Receivables 2015-C Owner Trust	1.340%	6/17/19	58	58
4	Toyota Auto Receivables 2015-C Owner Trust	1.690%	12/15/20	75	75
4	Toyota Auto Receivables 2016-B Owner Trust	1.300%	4/15/20	50	50
4	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	75	75
4	Toyota Auto Receivables 2016-C Owner Trust	1.140%	8/17/20	75	75
4	Toyota Auto Receivables 2016-C Owner Trust	1.320%	11/15/21	50	49
4	UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	100	102
4	UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	50	51
4	UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	150	154
4	UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	50	51
4	UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	175	179
4	UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	75	76
4	UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	100	101
4	UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	150	155
4,10 UBS Commercial Mortgage Trust 2017-C4		3.836%	10/15/50	62	64
4	UBS-Barclays Commercial Mortgage Trust
	2013-C5	3.185%	3/10/46	104	106
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	165	169
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	25	26
4	Volkswagen Auto Loan Enhanced Trust 2014-
	1	1.450%	9/21/20	43	43
4	Volkswagen Auto Loan Enhanced Trust 2014-
	2	0.950%	4/22/19	20	20
4	Volkswagen Auto Loan Enhanced Trust 2014-
	2	1.390%	5/20/21	75	75
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	2.918%	10/15/45	70	71
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	2.819%	8/15/50	50	51
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	75	79
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	2.954%	12/15/47	100	102
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.271%	12/15/47	75	77
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	125	128
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.808%	12/15/47	75	77
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	2.991%	2/15/48	125	127
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.166%	2/15/48	75	76
4	Wells Fargo Commercial Mortgage Trust
	2015-C26	3.580%	2/15/48	50	51

4 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	275	278
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	175	180
4 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	31	32
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	125	129
4 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	175	182
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	29	29
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	276	278
4 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	50	52
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	75	79
4 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	75	80
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	50	50
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	50	51
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	100	104
4 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	50	53
4 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	210	220
4 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	150	145
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	58	60
4 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	125	129
4 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	50	51
4 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	75	75
4 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	100	105
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	100	100
4 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	162	160
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	192	196
4 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	54	55
4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	175	179

4 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	100	102
4 WFRBS Commercial Mortgage Trust 2012-C6	3.440%	4/15/45	175	182
4 WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	125	130
4 WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	100	105
4 WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	75	77
4 WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	140	142
4 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	94	96
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	39	40
4 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	18	18
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	76	77
4 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	15	15
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	150	155
4 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	75	76
4 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	100	107
4 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	20	21
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.223%	9/15/46	50	51
4 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	30	32
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	30	33
4 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	50	54
4 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	25	25
4 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	25	26
4 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C19	1.233%	3/15/47	4	4
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.618%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	3.660%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C19	4.723%	3/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.036%	5/15/47	25	25

4 WFRBS Commercial Mortgage Trust 2014-
C20	3.638%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	25	27
4 WFRBS Commercial Mortgage Trust 2014-
C20	4.176%	5/15/47	25	26
4 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	75	78
4 WFRBS Commercial Mortgage Trust 2014-
C22	3.752%	9/15/57	150	157
4 WFRBS Commercial Mortgage Trust 2014-
C22	4.371%	9/15/57	25	25
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.636%	10/15/57	76	80
4 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	50	53
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.428%	11/15/47	65	66
4 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	65	67
4 WFRBS Commercial Mortgage Trust 2014-
LC14	1.193%	3/15/47	13	13
4 WFRBS Commercial Mortgage Trust 2014-
LC14	2.862%	3/15/47	25	25
4 WFRBS Commercial Mortgage Trust 2014-
LC14	3.522%	3/15/47	60	62
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	140	149
4 WFRBS Commercial Mortgage Trust 2014-
LC14	4.351%	3/15/47	60	63
4 World Omni Auto Receivables Trust 2013-B	1.320%	1/15/20	14	14
4 World Omni Auto Receivables Trust 2014-A	1.530%	6/15/20	50	50
4 World Omni Auto Receivables Trust 2014-B	1.140%	1/15/20	24	24
4 World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	50	50
4 World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	50	50
4 World Omni Automobile Lease Securitization
Trust 2015-A	1.540%	10/15/18	73	73
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $81,066)				81,476
Corporate Bonds (27.9%)
Finance (8.8%)
Banking (6.4%)
American Express Co.	2.500%	8/1/22	500	498
American Express Co.	2.650%	12/2/22	225	225
American Express Co.	3.625%	12/5/24	150	154
American Express Co.	4.050%	12/3/42	67	69
American Express Credit Corp.	1.875%	5/3/19	200	199
American Express Credit Corp.	2.250%	8/15/19	1,000	1,003
American Express Credit Corp.	2.200%	3/3/20	250	250
American Express Credit Corp.	2.375%	5/26/20	330	332
American Express Credit Corp.	2.600%	9/14/20	300	304
American Express Credit Corp.	2.250%	5/5/21	275	274
American Express Credit Corp.	2.700%	3/3/22	300	303
American Express Credit Corp.	3.300%	5/3/27	350	352
Australia & New Zealand Banking Group Ltd.	2.000%	11/16/18	300	301
Australia & New Zealand Banking Group Ltd.	1.600%	7/15/19	175	174
Australia & New Zealand Banking Group Ltd.	2.050%	9/23/19	250	250
Australia & New Zealand Banking Group Ltd.	2.125%	8/19/20	250	248

Australia & New Zealand Banking Group Ltd.	2.700%	11/16/20	300	304
Australia & New Zealand Banking Group Ltd.	2.300%	6/1/21	325	324
Australia & New Zealand Banking Group Ltd.	2.550%	11/23/21	250	250
Australia & New Zealand Banking Group Ltd.	2.625%	5/19/22	200	200
Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	250	263
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	250	255
Bank of America Corp.	2.600%	1/15/19	1,188	1,197
Bank of America Corp.	2.650%	4/1/19	400	404
Bank of America Corp.	7.625%	6/1/19	300	327
Bank of America Corp.	2.250%	4/21/20	500	500
Bank of America Corp.	2.625%	10/19/20	575	581
Bank of America Corp.	2.625%	4/19/21	755	759
4 Bank of America Corp.	2.369%	7/21/21	500	500
4 Bank of America Corp.	2.328%	10/1/21	400	400
Bank of America Corp.	5.700%	1/24/22	125	141
Bank of America Corp.	2.503%	10/21/22	300	297
Bank of America Corp.	3.300%	1/11/23	650	666
4 Bank of America Corp.	3.124%	1/20/23	145	147
4 Bank of America Corp.	2.881%	4/24/23	2,000	2,007
4 Bank of America Corp.	2.816%	7/21/23	1,250	1,249
Bank of America Corp.	4.100%	7/24/23	300	319
Bank of America Corp.	4.125%	1/22/24	325	345
Bank of America Corp.	4.000%	4/1/24	725	765
Bank of America Corp.	4.200%	8/26/24	475	498
Bank of America Corp.	4.000%	1/22/25	455	471
Bank of America Corp.	3.950%	4/21/25	500	515
Bank of America Corp.	3.875%	8/1/25	800	840
4 Bank of America Corp.	3.093%	10/1/25	350	348
Bank of America Corp.	4.450%	3/3/26	200	211
Bank of America Corp.	3.500%	4/19/26	100	102
Bank of America Corp.	4.250%	10/22/26	350	366
Bank of America Corp.	3.248%	10/21/27	400	391
Bank of America Corp.	4.183%	11/25/27	375	388
4 Bank of America Corp.	3.824%	1/20/28	425	435
4 Bank of America Corp.	3.705%	4/24/28	350	354
4 Bank of America Corp.	3.593%	7/21/28	600	601
Bank of America Corp.	6.110%	1/29/37	435	538
4 Bank of America Corp.	4.244%	4/24/38	350	370
Bank of America Corp.	7.750%	5/14/38	240	349
Bank of America Corp.	5.875%	2/7/42	200	258
Bank of America Corp.	5.000%	1/21/44	600	695
Bank of America Corp.	4.875%	4/1/44	300	340
Bank of America Corp.	4.750%	4/21/45	100	108
4 Bank of America Corp.	4.443%	1/20/48	100	108
Bank of America NA	2.050%	12/7/18	250	251
Bank of America NA	6.000%	10/15/36	250	317
Bank of Montreal	2.375%	1/25/19	200	202
Bank of Montreal	1.500%	7/18/19	400	397
Bank of Montreal	2.100%	12/12/19	175	176
Bank of Montreal	1.900%	8/27/21	325	320
Bank of Montreal	2.550%	11/6/22	150	150
Bank of New York Mellon Corp.	2.100%	1/15/19	250	251
Bank of New York Mellon Corp.	2.200%	5/15/19	275	276
Bank of New York Mellon Corp.	5.450%	5/15/19	200	211
Bank of New York Mellon Corp.	2.300%	9/11/19	500	503
Bank of New York Mellon Corp.	2.600%	8/17/20	175	177
Bank of New York Mellon Corp.	2.450%	11/27/20	150	151

Bank of New York Mellon Corp.	2.050%	5/3/21	250	249
Bank of New York Mellon Corp.	3.550%	9/23/21	300	314
Bank of New York Mellon Corp.	2.600%	2/7/22	200	202
4 Bank of New York Mellon Corp.	2.661%	5/16/23	200	200
Bank of New York Mellon Corp.	2.200%	8/16/23	225	220
Bank of New York Mellon Corp.	3.250%	9/11/24	150	153
Bank of New York Mellon Corp.	3.000%	2/24/25	250	250
Bank of New York Mellon Corp.	2.800%	5/4/26	200	195
Bank of New York Mellon Corp.	2.450%	8/17/26	125	119
Bank of New York Mellon Corp.	3.250%	5/16/27	150	152
4 Bank of New York Mellon Corp.	3.442%	2/7/28	150	152
Bank of New York Mellon Corp.	3.000%	10/30/28	200	193
Bank of New York Mellon Corp.	3.300%	8/23/29	100	99
Bank of Nova Scotia	1.950%	1/15/19	175	176
Bank of Nova Scotia	2.150%	7/14/20	200	200
Bank of Nova Scotia	2.350%	10/21/20	1,000	1,008
Bank of Nova Scotia	2.800%	7/21/21	420	428
Bank of Nova Scotia	2.700%	3/7/22	250	253
Bank of Nova Scotia	4.500%	12/16/25	300	316
Barclays plc	2.750%	11/8/19	100	101
Barclays plc	2.875%	6/8/20	500	504
Barclays plc	3.250%	1/12/21	300	305
Barclays plc	3.200%	8/10/21	150	152
Barclays plc	3.684%	1/10/23	800	820
Barclays plc	4.375%	9/11/24	200	205
Barclays plc	3.650%	3/16/25	350	350
Barclays plc	4.375%	1/12/26	300	313
Barclays plc	5.200%	5/12/26	435	465
Barclays plc	4.337%	1/10/28	500	516
Barclays plc	5.250%	8/17/45	250	283
Barclays plc	4.950%	1/10/47	200	218
BB&T Corp.	1.450%	1/12/18	250	250
BB&T Corp.	6.850%	4/30/19	400	428
BB&T Corp.	5.250%	11/1/19	100	107
BB&T Corp.	2.450%	1/15/20	130	131
BB&T Corp.	2.050%	5/10/21	225	223
BB&T Corp.	2.750%	4/1/22	175	178
BNP Paribas SA	2.400%	12/12/18	225	226
BNP Paribas SA	2.450%	3/17/19	75	76
BNP Paribas SA	2.375%	5/21/20	375	378
BNP Paribas SA	5.000%	1/15/21	475	516
BPCE SA	2.500%	12/10/18	175	176
BPCE SA	2.500%	7/15/19	250	252
BPCE SA	2.250%	1/27/20	125	125
BPCE SA	2.650%	2/3/21	275	277
BPCE SA	2.750%	12/2/21	250	252
9 BPCE SA	3.000%	5/22/22	250	251
BPCE SA	4.000%	4/15/24	325	344
BPCE SA	3.375%	12/2/26	250	254
Branch Banking & Trust Co.	1.450%	5/10/19	175	174
Branch Banking & Trust Co.	3.625%	9/16/25	500	520
Canadian Imperial Bank of Commerce	1.600%	9/6/19	175	174
Canadian Imperial Bank of Commerce	2.100%	10/5/20	200	200
Canadian Imperial Bank of Commerce	2.550%	6/16/22	350	350
Capital One Bank USA NA	2.150%	11/21/18	100	100
Capital One Bank USA NA	2.300%	6/5/19	400	401
Capital One Bank USA NA	8.800%	7/15/19	350	389

	Capital One Bank USA NA	3.375%	2/15/23	235	238
	Capital One Financial Corp.	2.450%	4/24/19	200	201
	Capital One Financial Corp.	2.500%	5/12/20	250	251
	Capital One Financial Corp.	4.750%	7/15/21	50	54
	Capital One Financial Corp.	3.050%	3/9/22	175	177
	Capital One Financial Corp.	3.500%	6/15/23	27	28
	Capital One Financial Corp.	3.750%	4/24/24	175	180
	Capital One Financial Corp.	4.200%	10/29/25	175	179
	Capital One Financial Corp.	3.750%	7/28/26	500	492
	Capital One Financial Corp.	3.750%	3/9/27	100	101
	Capital One NA	2.400%	9/5/19	100	100
	Capital One NA	1.850%	9/13/19	225	223
	Capital One NA	2.250%	9/13/21	175	172
	Capital One NA	2.650%	8/8/22	500	496
	Citibank NA	1.850%	9/18/19	400	399
	Citibank NA	2.100%	6/12/20	175	175
4,9	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	372	416
	Citigroup Inc.	2.150%	7/30/18	400	401
	Citigroup Inc.	2.050%	12/7/18	500	501
	Citigroup Inc.	2.550%	4/8/19	800	806
	Citigroup Inc.	2.050%	6/7/19	175	175
	Citigroup Inc.	2.450%	1/10/20	350	352
	Citigroup Inc.	2.400%	2/18/20	325	327
	Citigroup Inc.	5.375%	8/9/20	50	54
	Citigroup Inc.	2.700%	3/30/21	675	680
	Citigroup Inc.	2.350%	8/2/21	150	149
	Citigroup Inc.	2.900%	12/8/21	200	202
	Citigroup Inc.	4.500%	1/14/22	1,275	1,372
	Citigroup Inc.	3.375%	3/1/23	150	153
4	Citigroup Inc.	2.876%	7/24/23	450	450
	Citigroup Inc.	3.875%	10/25/23	350	365
	Citigroup Inc.	4.000%	8/5/24	125	129
	Citigroup Inc.	3.875%	3/26/25	350	357
	Citigroup Inc.	3.300%	4/27/25	175	176
	Citigroup Inc.	4.400%	6/10/25	1,400	1,469
	Citigroup Inc.	5.500%	9/13/25	75	84
	Citigroup Inc.	3.700%	1/12/26	350	358
	Citigroup Inc.	4.600%	3/9/26	275	291
	Citigroup Inc.	3.400%	5/1/26	25	25
	Citigroup Inc.	3.200%	10/21/26	875	857
	Citigroup Inc.	4.300%	11/20/26	75	78
	Citigroup Inc.	4.450%	9/29/27	1,000	1,051
4	Citigroup Inc.	3.887%	1/10/28	175	179
4	Citigroup Inc.	3.668%	7/24/28	350	352
	Citigroup Inc.	4.125%	7/25/28	250	257
	Citigroup Inc.	6.625%	6/15/32	100	126
	Citigroup Inc.	6.125%	8/25/36	75	93
	Citigroup Inc.	8.125%	7/15/39	562	877
	Citigroup Inc.	5.875%	1/30/42	100	128
	Citigroup Inc.	5.300%	5/6/44	375	439
	Citigroup Inc.	4.650%	7/30/45	200	221
	Citizens Bank NA	1.600%	12/4/17	100	100
	Citizens Bank NA	2.300%	12/3/18	125	125
	Citizens Bank NA	2.450%	12/4/19	100	101
	Citizens Bank NA	2.250%	3/2/20	175	175
	Citizens Bank NA	2.200%	5/26/20	150	150
	Citizens Bank NA	2.550%	5/13/21	200	200

Citizens Bank NA	2.650%	5/26/22	125	125
Citizens Financial Group Inc.	4.300%	12/3/25	125	130
Comerica Bank	4.000%	7/27/25	50	52
Commonwealth Bank of Australia	1.750%	11/2/18	175	175
Commonwealth Bank of Australia	2.050%	3/15/19	125	125
Commonwealth Bank of Australia	2.300%	9/6/19	100	101
Commonwealth Bank of Australia	2.400%	11/2/20	350	351
Commonwealth Bank of Australia	2.550%	3/15/21	175	176
9 Commonwealth Bank of Australia	2.750%	3/10/22	500	503
Compass Bank	2.750%	9/29/19	100	100
Compass Bank	2.875%	6/29/22	250	248
Cooperatieve Rabobank UA	2.250%	1/14/19	500	504
Cooperatieve Rabobank UA	2.250%	1/14/20	250	252
Cooperatieve Rabobank UA	4.500%	1/11/21	150	161
Cooperatieve Rabobank UA	2.500%	1/19/21	600	606
Cooperatieve Rabobank UA	2.750%	1/10/22	250	253
Cooperatieve Rabobank UA	3.875%	2/8/22	525	555
Cooperatieve Rabobank UA	3.950%	11/9/22	125	131
Cooperatieve Rabobank UA	4.625%	12/1/23	175	188
Cooperatieve Rabobank UA	3.375%	5/21/25	275	282
Cooperatieve Rabobank UA	4.375%	8/4/25	600	631
Cooperatieve Rabobank UA	3.750%	7/21/26	225	228
Cooperatieve Rabobank UA	5.250%	5/24/41	100	123
Cooperatieve Rabobank UA	5.750%	12/1/43	250	311
Cooperatieve Rabobank UA	5.250%	8/4/45	350	412
Credit Suisse AG	2.300%	5/28/19	400	402
Credit Suisse AG	5.300%	8/13/19	175	185
Credit Suisse AG	5.400%	1/14/20	325	347
Credit Suisse AG	3.000%	10/29/21	600	611
Credit Suisse AG	3.625%	9/9/24	1,150	1,189
9 Credit Suisse Group AG	3.574%	1/9/23	500	511
9 Credit Suisse Group AG	4.282%	1/9/28	250	261
Credit Suisse Group Funding Guernsey Ltd.	2.750%	3/26/20	250	252
Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	250	255
Credit Suisse Group Funding Guernsey Ltd.	3.450%	4/16/21	275	281
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	750	779
Credit Suisse Group Funding Guernsey Ltd.	3.800%	6/9/23	550	567
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	250	255
Credit Suisse Group Funding Guernsey Ltd.	4.875%	5/15/45	375	418
Deutsche Bank AG	2.500%	2/13/19	150	151
Deutsche Bank AG	2.700%	7/13/20	625	627
Deutsche Bank AG	2.950%	8/20/20	100	101
Deutsche Bank AG	3.125%	1/13/21	100	101
Deutsche Bank AG	3.375%	5/12/21	500	507
Deutsche Bank AG	4.250%	10/14/21	700	733
Deutsche Bank AG	3.700%	5/30/24	225	227
Deutsche Bank AG	4.100%	1/13/26	100	103
Discover Bank	3.200%	8/9/21	100	102
Discover Bank	4.200%	8/8/23	300	318
Discover Bank	3.450%	7/27/26	100	98
Discover Financial Services	3.850%	11/21/22	200	206
Discover Financial Services	3.950%	11/6/24	375	383
Discover Financial Services	3.750%	3/4/25	100	101
Fifth Third Bancorp	3.500%	3/15/22	125	130
Fifth Third Bancorp	4.300%	1/16/24	275	291
Fifth Third Bancorp	8.250%	3/1/38	225	342
Fifth Third Bank	2.300%	3/15/19	250	252

Fifth Third Bank	1.625%	9/27/19	125	124
Fifth Third Bank	2.250%	6/14/21	300	300
Fifth Third Bank	3.850%	3/15/26	200	205
First Horizon National Corp.	3.500%	12/15/20	100	103
First Niagara Financial Group Inc.	6.750%	3/19/20	50	55
First Republic Bank	2.500%	6/6/22	100	99
First Republic Bank	4.375%	8/1/46	75	74
FirstMerit Bank NA	4.270%	11/25/26	150	156
FirstMerit Corp.	4.350%	2/4/23	50	53
Goldman Sachs Capital I	6.345%	2/15/34	225	281
Goldman Sachs Group Inc.	2.625%	1/31/19	450	454
Goldman Sachs Group Inc.	7.500%	2/15/19	525	564
Goldman Sachs Group Inc.	1.950%	7/23/19	100	100
Goldman Sachs Group Inc.	2.550%	10/23/19	450	454
Goldman Sachs Group Inc.	2.300%	12/13/19	600	602
Goldman Sachs Group Inc.	5.375%	3/15/20	475	510
Goldman Sachs Group Inc.	2.600%	4/23/20	775	782
Goldman Sachs Group Inc.	6.000%	6/15/20	480	527
Goldman Sachs Group Inc.	2.750%	9/15/20	275	279
Goldman Sachs Group Inc.	2.875%	2/25/21	225	228
Goldman Sachs Group Inc.	2.625%	4/25/21	200	201
Goldman Sachs Group Inc.	5.250%	7/27/21	650	714
Goldman Sachs Group Inc.	2.350%	11/15/21	500	496
Goldman Sachs Group Inc.	5.750%	1/24/22	1,175	1,315
Goldman Sachs Group Inc.	3.000%	4/26/22	600	606
Goldman Sachs Group Inc.	3.625%	1/22/23	375	388
4 Goldman Sachs Group Inc.	2.908%	6/5/23	350	349
4 Goldman Sachs Group Inc.	2.905%	7/24/23	500	500
Goldman Sachs Group Inc.	4.000%	3/3/24	525	554
Goldman Sachs Group Inc.	3.850%	7/8/24	175	182
Goldman Sachs Group Inc.	3.500%	1/23/25	750	761
4 Goldman Sachs Group Inc.	3.272%	9/29/25	550	549
Goldman Sachs Group Inc.	4.250%	10/21/25	200	208
Goldman Sachs Group Inc.	3.750%	2/25/26	200	205
Goldman Sachs Group Inc.	3.500%	11/16/26	1,250	1,254
Goldman Sachs Group Inc.	5.950%	1/15/27	400	466
Goldman Sachs Group Inc.	3.850%	1/26/27	350	356
4 Goldman Sachs Group Inc.	3.691%	6/5/28	500	504
Goldman Sachs Group Inc.	6.125%	2/15/33	125	156
Goldman Sachs Group Inc.	6.450%	5/1/36	50	63
Goldman Sachs Group Inc.	6.750%	10/1/37	975	1,284
Goldman Sachs Group Inc.	6.250%	2/1/41	675	889
Goldman Sachs Group Inc.	4.800%	7/8/44	325	361
Goldman Sachs Group Inc.	5.150%	5/22/45	475	543
Goldman Sachs Group Inc.	4.750%	10/21/45	200	222
HSBC Bank USA NA	4.875%	8/24/20	250	269
HSBC Bank USA NA	5.625%	8/15/35	250	304
HSBC Bank USA NA	7.000%	1/15/39	250	355
HSBC Holdings plc	5.100%	4/5/21	625	678
HSBC Holdings plc	2.950%	5/25/21	600	611
HSBC Holdings plc	2.650%	1/5/22	500	501
HSBC Holdings plc	4.875%	1/14/22	160	174
HSBC Holdings plc	4.000%	3/30/22	290	306
4 HSBC Holdings plc	3.262%	3/13/23	400	408
HSBC Holdings plc	3.600%	5/25/23	200	208
HSBC Holdings plc	4.250%	3/14/24	250	262
HSBC Holdings plc	4.250%	8/18/25	150	155

HSBC Holdings plc	4.300%	3/8/26	1,100	1,178
HSBC Holdings plc	3.900%	5/25/26	450	470
HSBC Holdings plc	4.375%	11/23/26	350	364
4 HSBC Holdings plc	4.041%	3/13/28	900	939
HSBC Holdings plc	7.625%	5/17/32	100	134
HSBC Holdings plc	7.350%	11/27/32	100	135
HSBC Holdings plc	6.500%	5/2/36	850	1,107
HSBC Holdings plc	6.500%	9/15/37	50	66
HSBC Holdings plc	6.800%	6/1/38	200	274
HSBC Holdings plc	5.250%	3/14/44	250	293
HSBC USA Inc.	2.375%	11/13/19	400	403
HSBC USA Inc.	2.350%	3/5/20	275	276
HSBC USA Inc.	2.750%	8/7/20	150	153
HSBC USA Inc.	5.000%	9/27/20	300	323
HSBC USA Inc.	3.500%	6/23/24	100	103
Huntington Bancshares Inc.	7.000%	12/15/20	25	28
Huntington Bancshares Inc.	3.150%	3/14/21	175	178
Huntington Bancshares Inc.	2.300%	1/14/22	200	198
Huntington National Bank	2.200%	11/6/18	175	176
Huntington National Bank	2.375%	3/10/20	250	251
Huntington National Bank	2.400%	4/1/20	150	151
Huntington National Bank	2.500%	8/7/22	200	199
ING Groep NV	3.150%	3/29/22	200	204
ING Groep NV	3.950%	3/29/27	300	313
Intesa Sanpaolo SPA	3.875%	1/15/19	185	189
Intesa Sanpaolo SPA	5.250%	1/12/24	225	247
JPMorgan Chase & Co.	2.350%	1/28/19	175	176
JPMorgan Chase & Co.	6.300%	4/23/19	775	827
JPMorgan Chase & Co.	2.250%	1/23/20	1,976	1,986
JPMorgan Chase & Co.	2.750%	6/23/20	1,015	1,034
JPMorgan Chase & Co.	4.400%	7/22/20	475	504
JPMorgan Chase & Co.	4.250%	10/15/20	250	265
JPMorgan Chase & Co.	2.550%	10/29/20	450	455
JPMorgan Chase & Co.	2.550%	3/1/21	850	856
JPMorgan Chase & Co.	4.625%	5/10/21	300	323
JPMorgan Chase & Co.	2.400%	6/7/21	275	276
JPMorgan Chase & Co.	2.295%	8/15/21	125	125
JPMorgan Chase & Co.	4.350%	8/15/21	205	219
JPMorgan Chase & Co.	4.500%	1/24/22	25	27
JPMorgan Chase & Co.	3.250%	9/23/22	750	774
JPMorgan Chase & Co.	2.972%	1/15/23	1,945	1,969
JPMorgan Chase & Co.	3.200%	1/25/23	750	766
4 JPMorgan Chase & Co.	2.776%	4/25/23	350	351
JPMorgan Chase & Co.	3.375%	5/1/23	300	306
JPMorgan Chase & Co.	2.700%	5/18/23	250	249
JPMorgan Chase & Co.	3.875%	9/10/24	500	520
JPMorgan Chase & Co.	3.125%	1/23/25	400	402
4 JPMorgan Chase & Co.	3.220%	3/1/25	600	607
JPMorgan Chase & Co.	3.900%	7/15/25	300	314
JPMorgan Chase & Co.	3.300%	4/1/26	635	635
JPMorgan Chase & Co.	3.200%	6/15/26	300	297
JPMorgan Chase & Co.	2.950%	10/1/26	375	367
JPMorgan Chase & Co.	4.125%	12/15/26	450	469
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	1,000
4 JPMorgan Chase & Co.	3.782%	2/1/28	1,225	1,254
4 JPMorgan Chase & Co.	3.540%	5/1/28	500	503
JPMorgan Chase & Co.	6.400%	5/15/38	450	598

JPMorgan Chase & Co.	5.500%	10/15/40	250	304
JPMorgan Chase & Co.	5.600%	7/15/41	450	561
JPMorgan Chase & Co.	5.400%	1/6/42	150	182
JPMorgan Chase & Co.	5.625%	8/16/43	300	364
JPMorgan Chase & Co.	4.950%	6/1/45	100	114
4 JPMorgan Chase & Co.	4.260%	2/22/48	375	392
JPMorgan Chase Bank NA	1.650%	9/23/19	300	299
KeyBank NA	2.500%	12/15/19	100	101
KeyBank NA	2.250%	3/16/20	500	502
KeyBank NA	2.300%	9/14/22	200	198
KeyBank NA	3.300%	6/1/25	125	127
KeyCorp	2.300%	12/13/18	125	126
KeyCorp	5.100%	3/24/21	25	27
Lloyds Bank plc	2.300%	11/27/18	225	226
Lloyds Bank plc	2.050%	1/22/19	200	200
Lloyds Bank plc	2.400%	3/17/20	50	50
Lloyds Bank plc	6.375%	1/21/21	175	196
Lloyds Banking Group plc	3.000%	1/11/22	300	302
Lloyds Banking Group plc	4.582%	12/10/25	700	731
Lloyds Banking Group plc	3.750%	1/11/27	200	202
Lloyds Banking Group plc	5.300%	12/1/45	200	234
Manufacturers & Traders Trust Co.	2.300%	1/30/19	550	553
Manufacturers & Traders Trust Co.	2.250%	7/25/19	100	100
Manufacturers & Traders Trust Co.	2.100%	2/6/20	175	175
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	700	711
Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	400	395
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	300	299
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	100	98
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	525	544
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	250	240
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	500	514
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	250	249
Mizuho Financial Group Inc.	3.663%	2/28/27	250	256
Morgan Stanley	2.200%	12/7/18	250	251
Morgan Stanley	2.500%	1/24/19	150	151
Morgan Stanley	7.300%	5/13/19	525	568
Morgan Stanley	2.375%	7/23/19	400	402
Morgan Stanley	5.625%	9/23/19	900	961
Morgan Stanley	5.500%	1/26/20	275	295
Morgan Stanley	2.650%	1/27/20	250	253
Morgan Stanley	2.800%	6/16/20	1,050	1,065
Morgan Stanley	5.500%	7/24/20	175	190
Morgan Stanley	5.750%	1/25/21	250	276
Morgan Stanley	2.500%	4/21/21	250	250
Morgan Stanley	5.500%	7/28/21	75	83
Morgan Stanley	2.625%	11/17/21	500	500
Morgan Stanley	2.750%	5/19/22	600	602
Morgan Stanley	4.875%	11/1/22	425	460
Morgan Stanley	3.750%	2/25/23	675	704
Morgan Stanley	3.875%	4/29/24	545	570
Morgan Stanley	3.700%	10/23/24	650	672
Morgan Stanley	4.000%	7/23/25	230	242
Morgan Stanley	5.000%	11/24/25	800	874
Morgan Stanley	3.875%	1/27/26	225	232
Morgan Stanley	3.125%	7/27/26	700	685
Morgan Stanley	6.250%	8/9/26	625	748
Morgan Stanley	4.350%	9/8/26	400	417

Morgan Stanley	3.625%	1/20/27	850	858
Morgan Stanley	3.950%	4/23/27	325	330
4 Morgan Stanley	3.591%	7/22/28	875	875
Morgan Stanley	7.250%	4/1/32	150	203
4 Morgan Stanley	3.971%	7/22/38	375	377
Morgan Stanley	6.375%	7/24/42	375	501
Morgan Stanley	4.300%	1/27/45	800	841
Morgan Stanley	4.375%	1/22/47	350	372
MUFG Americas Holdings Corp.	2.250%	2/10/20	200	200
MUFG Americas Holdings Corp.	3.500%	6/18/22	475	491
MUFG Americas Holdings Corp.	3.000%	2/10/25	100	99
MUFG Union Bank NA	2.250%	5/6/19	300	301
National Australia Bank Ltd.	2.000%	1/14/19	200	200
National Australia Bank Ltd.	1.375%	7/12/19	175	173
National Australia Bank Ltd.	2.125%	5/22/20	600	599
National Australia Bank Ltd.	1.875%	7/12/21	175	171
National Australia Bank Ltd.	2.500%	5/22/22	550	547
National Australia Bank Ltd.	3.000%	1/20/23	250	255
National Australia Bank Ltd.	3.375%	1/14/26	100	101
National Australia Bank Ltd.	2.500%	7/12/26	200	190
National Bank of Canada	1.450%	11/7/17	100	100
National Bank of Canada	2.150%	6/12/20	250	250
National City Corp.	6.875%	5/15/19	100	108
Northern Trust Corp.	3.450%	11/4/20	100	104
Northern Trust Corp.	3.375%	8/23/21	100	104
Northern Trust Corp.	3.950%	10/30/25	150	159
4 Northern Trust Corp.	3.375%	5/8/32	50	50
People's United Bank NA	4.000%	7/15/24	100	102
People's United Financial Inc.	3.650%	12/6/22	100	103
PNC Bank NA	1.800%	11/5/18	200	200
PNC Bank NA	1.700%	12/7/18	100	100
PNC Bank NA	1.950%	3/4/19	150	150
PNC Bank NA	2.250%	7/2/19	600	603
PNC Bank NA	2.400%	10/18/19	75	76
PNC Bank NA	2.000%	5/19/20	250	249
PNC Bank NA	2.300%	6/1/20	150	151
PNC Bank NA	2.450%	11/5/20	180	181
PNC Bank NA	2.150%	4/29/21	250	249
PNC Bank NA	2.550%	12/9/21	100	100
PNC Bank NA	2.625%	2/17/22	175	176
PNC Bank NA	3.300%	10/30/24	200	205
PNC Bank NA	2.950%	2/23/25	150	150
PNC Bank NA	3.250%	6/1/25	100	102
PNC Financial Services Group Inc.	3.900%	4/29/24	125	131
PNC Financial Services Group Inc.	3.150%	5/19/27	750	751
PNC Funding Corp.	6.700%	6/10/19	25	27
PNC Funding Corp.	5.125%	2/8/20	150	160
PNC Funding Corp.	4.375%	8/11/20	475	503
PNC Funding Corp.	3.300%	3/8/22	440	454
Regions Bank	6.450%	6/26/37	250	309
Regions Financial Corp.	3.200%	2/8/21	100	102
Royal Bank of Canada	1.625%	4/15/19	125	125
Royal Bank of Canada	1.500%	7/29/19	375	373
Royal Bank of Canada	2.125%	3/2/20	1,200	1,205
Royal Bank of Canada	2.500%	1/19/21	200	202
Royal Bank of Canada	2.750%	2/1/22	300	305
Royal Bank of Canada	4.650%	1/27/26	250	268

4 Royal Bank of Scotland Group plc	3.498%	5/15/23	500	504
Royal Bank of Scotland Group plc	3.875%	9/12/23	800	818
Santander Holdings USA Inc.	2.700%	5/24/19	300	302
9 Santander Holdings USA Inc.	3.700%	3/28/22	700	712
Santander Holdings USA Inc.	4.500%	7/17/25	125	130
9 Santander Holdings USA Inc.	4.400%	7/13/27	250	255
Santander Issuances SAU	5.179%	11/19/25	450	483
Santander UK Group Holdings plc	2.875%	10/16/20	300	303
Santander UK Group Holdings plc	3.125%	1/8/21	250	254
Santander UK Group Holdings plc	2.875%	8/5/21	225	226
Santander UK Group Holdings plc	3.571%	1/10/23	200	204
Santander UK plc	2.500%	3/14/19	950	958
Santander UK plc	2.350%	9/10/19	175	176
Santander UK plc	2.375%	3/16/20	150	151
Santander UK plc	4.000%	3/13/24	150	158
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	250	251
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	300	302
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	250	245
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	250	254
Societe Generale SA	2.625%	10/1/18	125	126
State Street Corp.	1.950%	5/19/21	125	124
4 State Street Corp.	2.653%	5/15/23	300	301
State Street Corp.	3.100%	5/15/23	150	153
State Street Corp.	3.700%	11/20/23	83	88
State Street Corp.	3.550%	8/18/25	225	234
State Street Corp.	2.650%	5/19/26	125	122
Sumitomo Mitsui Banking Corp.	1.762%	10/19/18	250	250
Sumitomo Mitsui Banking Corp.	2.450%	1/10/19	150	151
Sumitomo Mitsui Banking Corp.	1.966%	1/11/19	250	250
Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	250	251
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	200	199
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	250	255
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	100	106
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	250	264
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	250	256
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	340	344
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	250	246
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	475	472
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	250	252
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	200	201
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	150	156
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	125	119
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	175	171
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	700	702
SunTrust Bank	2.250%	1/31/20	200	201
SunTrust Bank	3.300%	5/15/26	200	197
SunTrust Banks Inc.	2.350%	11/1/18	40	40
SunTrust Banks Inc.	2.500%	5/1/19	300	302
SunTrust Banks Inc.	2.900%	3/3/21	75	76
SunTrust Banks Inc.	2.700%	1/27/22	125	126
SVB Financial Group	3.500%	1/29/25	100	100
Svenska Handelsbanken AB	2.500%	1/25/19	225	227
Svenska Handelsbanken AB	2.250%	6/17/19	225	226
Svenska Handelsbanken AB	1.500%	9/6/19	350	348
Svenska Handelsbanken AB	2.450%	3/30/21	300	302
Svenska Handelsbanken AB	1.875%	9/7/21	350	343
Synchrony Bank	3.000%	6/15/22	100	99

Synchrony Financial	2.600%	1/15/19	175	176
Synchrony Financial	2.700%	2/3/20	425	427
Synchrony Financial	4.250%	8/15/24	250	260
Synchrony Financial	4.500%	7/23/25	500	520
Synchrony Financial	3.700%	8/4/26	125	122
Toronto-Dominion Bank	2.125%	7/2/19	100	101
Toronto-Dominion Bank	1.450%	8/13/19	200	199
Toronto-Dominion Bank	2.250%	11/5/19	500	504
Toronto-Dominion Bank	2.500%	12/14/20	100	101
Toronto-Dominion Bank	2.125%	4/7/21	175	174
Toronto-Dominion Bank	1.800%	7/13/21	150	148
UBS AG	2.375%	8/14/19	604	609
UBS AG	2.350%	3/26/20	175	176
UBS AG	4.875%	8/4/20	50	54
US Bancorp	1.950%	11/15/18	325	326
US Bancorp	2.200%	4/25/19	100	101
US Bancorp	2.350%	1/29/21	175	176
US Bancorp	4.125%	5/24/21	250	266
US Bancorp	2.625%	1/24/22	200	203
US Bancorp	3.000%	3/15/22	125	129
US Bancorp	2.950%	7/15/22	400	409
US Bancorp	3.600%	9/11/24	50	52
US Bancorp	3.100%	4/27/26	300	298
US Bancorp	3.150%	4/27/27	225	225
US Bank NA	2.800%	1/27/25	500	497
Wachovia Bank NA	5.850%	2/1/37	300	373
Wachovia Corp.	6.605%	10/1/25	265	313
Wells Fargo & Co.	2.125%	4/22/19	150	151
Wells Fargo & Co.	2.600%	7/22/20	350	355
Wells Fargo & Co.	2.550%	12/7/20	350	354
Wells Fargo & Co.	2.500%	3/4/21	1,350	1,357
Wells Fargo & Co.	4.600%	4/1/21	1,325	1,423
Wells Fargo & Co.	2.100%	7/26/21	350	346
Wells Fargo & Co.	3.500%	3/8/22	450	467
Wells Fargo & Co.	2.625%	7/22/22	675	675
Wells Fargo & Co.	3.069%	1/24/23	1,500	1,526
Wells Fargo & Co.	3.450%	2/13/23	350	358
Wells Fargo & Co.	3.300%	9/9/24	400	405
Wells Fargo & Co.	3.000%	2/19/25	425	421
Wells Fargo & Co.	3.000%	4/22/26	525	515
Wells Fargo & Co.	4.100%	6/3/26	575	594
Wells Fargo & Co.	3.000%	10/23/26	675	658
4 Wells Fargo & Co.	3.584%	5/22/28	500	505
Wells Fargo & Co.	5.375%	2/7/35	200	239
Wells Fargo & Co.	5.375%	11/2/43	600	698
Wells Fargo & Co.	5.606%	1/15/44	600	726
Wells Fargo & Co.	4.650%	11/4/44	325	346
Wells Fargo & Co.	3.900%	5/1/45	500	498
Wells Fargo & Co.	4.900%	11/17/45	250	279
Wells Fargo & Co.	4.400%	6/14/46	300	311
Wells Fargo & Co.	4.750%	12/7/46	350	380
Wells Fargo Bank NA	1.750%	5/24/19	275	275
Wells Fargo Bank NA	2.150%	12/6/19	500	502
Wells Fargo Bank NA	5.950%	8/26/36	200	253
Wells Fargo Bank NA	6.600%	1/15/38	225	304
Westpac Banking Corp.	1.950%	11/23/18	200	200
Westpac Banking Corp.	2.250%	1/17/19	225	226

Westpac Banking Corp.	1.650%	5/13/19	200	199
Westpac Banking Corp.	1.600%	8/19/19	600	598
Westpac Banking Corp.	4.875%	11/19/19	250	265
Westpac Banking Corp.	2.150%	3/6/20	300	301
Westpac Banking Corp.	2.600%	11/23/20	250	253
Westpac Banking Corp.	2.100%	5/13/21	1,000	990
Westpac Banking Corp.	2.000%	8/19/21	275	271
Westpac Banking Corp.	2.500%	6/28/22	1,000	998
Westpac Banking Corp.	2.850%	5/13/26	400	390
Westpac Banking Corp.	2.700%	8/19/26	175	168
Westpac Banking Corp.	3.350%	3/8/27	250	253
4 Westpac Banking Corp.	4.322%	11/23/31	500	511

Brokerage (0.2%)
Affiliated Managers Group Inc.	4.250%	2/15/24	100	105
Affiliated Managers Group Inc.	3.500%	8/1/25	125	126
Ameriprise Financial Inc.	5.300%	3/15/20	125	134
Ameriprise Financial Inc.	4.000%	10/15/23	150	160
Ameriprise Financial Inc.	3.700%	10/15/24	100	104
Apollo Investment Corp.	5.250%	3/3/25	50	51
BGC Partners Inc.	5.375%	12/9/19	50	52
BGC Partners Inc.	5.125%	5/27/21	50	52
BlackRock Inc.	5.000%	12/10/19	160	171
BlackRock Inc.	4.250%	5/24/21	125	134
BlackRock Inc.	3.375%	6/1/22	175	182
BlackRock Inc.	3.500%	3/18/24	175	183
BlackRock Inc.	3.200%	3/15/27	100	101
Brookfield Asset Management Inc.	4.000%	1/15/25	105	108
Brookfield Finance Inc.	4.250%	6/2/26	50	52
Brookfield Finance LLC	4.000%	4/1/24	125	130
Cboe Global Markets Inc.	3.650%	1/12/27	110	112
CBOE Holdings Inc.	1.950%	6/28/19	50	50
Charles Schwab Corp.	3.225%	9/1/22	300	307
Charles Schwab Corp.	3.200%	3/2/27	250	251
CME Group Inc.	3.000%	9/15/22	125	128
CME Group Inc.	3.000%	3/15/25	125	126
CME Group Inc.	5.300%	9/15/43	125	158
Eaton Vance Corp.	3.625%	6/15/23	50	52
Eaton Vance Corp.	3.500%	4/6/27	100	102
Franklin Resources Inc.	4.625%	5/20/20	50	53
Franklin Resources Inc.	2.800%	9/15/22	225	228
Intercontinental Exchange Inc.	2.500%	10/15/18	25	25
Intercontinental Exchange Inc.	2.350%	9/15/22	100	99
Intercontinental Exchange Inc.	4.000%	10/15/23	150	161
Intercontinental Exchange Inc.	3.750%	12/1/25	300	313
Intercontinental Exchange Inc.	3.100%	9/15/27	150	149
Invesco Finance plc	3.125%	11/30/22	175	179
Invesco Finance plc	4.000%	1/30/24	100	106
Invesco Finance plc	3.750%	1/15/26	170	176
Invesco Finance plc	5.375%	11/30/43	75	90
Janus Capital Group Inc.	4.875%	8/1/25	75	81
Jefferies Group LLC	8.500%	7/15/19	25	28
Jefferies Group LLC	6.875%	4/15/21	155	175
Jefferies Group LLC	5.125%	1/20/23	100	109
Jefferies Group LLC	4.850%	1/15/27	200	210
Jefferies Group LLC	6.450%	6/8/27	50	57
Jefferies Group LLC	6.250%	1/15/36	75	82

Jefferies Group LLC	6.500%	1/20/43	75	85
Lazard Group LLC	3.750%	2/13/25	50	51
Lazard Group LLC	3.625%	3/1/27	100	99
Legg Mason Inc.	4.750%	3/15/26	100	106
Legg Mason Inc.	5.625%	1/15/44	100	108
Leucadia National Corp.	5.500%	10/18/23	150	160
Nasdaq Inc.	5.550%	1/15/20	175	188
Nasdaq Inc.	4.250%	6/1/24	75	79
Nomura Holdings Inc.	2.750%	3/19/19	250	252
Nomura Holdings Inc.	6.700%	3/4/20	200	220
Raymond James Financial Inc.	3.625%	9/15/26	75	75
Raymond James Financial Inc.	4.950%	7/15/46	210	226
Stifel Financial Corp.	3.500%	12/1/20	50	51
Stifel Financial Corp.	4.250%	7/18/24	150	153
TD Ameritrade Holding Corp.	5.600%	12/1/19	50	54
TD Ameritrade Holding Corp.	2.950%	4/1/22	125	126
TD Ameritrade Holding Corp.	3.625%	4/1/25	100	103
TD Ameritrade Holding Corp.	3.300%	4/1/27	125	126

Finance Companies (0.3%)
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.750%	5/15/19	155	159
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.250%	7/1/20	350	366
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	10/30/20	150	159
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.500%	5/15/21	150	159
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	5.000%	10/1/21	200	216
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.950%	2/1/22	125	130
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.500%	5/26/22	100	102
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	4.625%	7/1/22	175	187
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust	3.650%	7/21/27	150	149
Air Lease Corp.	3.375%	1/15/19	125	127
Air Lease Corp.	4.750%	3/1/20	75	79
Air Lease Corp.	3.875%	4/1/21	75	78
Air Lease Corp.	3.375%	6/1/21	100	103
Air Lease Corp.	3.750%	2/1/22	300	312
Air Lease Corp.	2.625%	7/1/22	100	99
Air Lease Corp.	4.250%	9/15/24	75	79
Air Lease Corp.	3.625%	4/1/27	75	75
Ares Capital Corp.	4.875%	11/30/18	125	128
Ares Capital Corp.	3.875%	1/15/20	100	103
Ares Capital Corp.	3.500%	2/10/23	250	247
FS Investment Corp.	4.000%	7/15/19	75	76
GATX Corp.	2.500%	7/30/19	50	50
GATX Corp.	3.250%	3/30/25	125	124
GATX Corp.	3.250%	9/15/26	50	49
GATX Corp.	3.850%	3/30/27	175	177
GATX Corp.	4.500%	3/30/45	50	47
GE Capital International Funding Co.	2.342%	11/15/20	1,037	1,041
GE Capital International Funding Co.	3.373%	11/15/25	558	576

GE Capital International Funding Co.	4.418%	11/15/35	2,068	2,257
HSBC Finance Corp.	6.676%	1/15/21	135	153
International Lease Finance Corp.	5.875%	4/1/19	133	140
International Lease Finance Corp.	6.250%	5/15/19	222	236
International Lease Finance Corp.	8.250%	12/15/20	200	234
International Lease Finance Corp.	4.625%	4/15/21	89	95
International Lease Finance Corp.	8.625%	1/15/22	115	141
International Lease Finance Corp.	5.875%	8/15/22	160	180
Prospect Capital Corp.	5.000%	7/15/19	50	52
Prospect Capital Corp.	5.875%	3/15/23	40	41

Insurance (1.2%)
ACE Capital Trust II	9.700%	4/1/30	50	76
AEGON Funding Co. LLC	5.750%	12/15/20	81	88
Aetna Inc.	2.200%	3/15/19	60	60
Aetna Inc.	2.750%	11/15/22	200	200
Aetna Inc.	3.500%	11/15/24	125	130
Aetna Inc.	6.625%	6/15/36	130	176
Aetna Inc.	6.750%	12/15/37	100	137
Aetna Inc.	4.500%	5/15/42	75	82
Aetna Inc.	4.125%	11/15/42	75	79
Aetna Inc.	3.875%	8/15/47	300	304
Aflac Inc.	2.400%	3/16/20	100	101
Aflac Inc.	4.000%	2/15/22	50	53
Aflac Inc.	3.625%	6/15/23	125	132
Aflac Inc.	3.625%	11/15/24	125	131
Aflac Inc.	3.250%	3/17/25	75	76
Aflac Inc.	2.875%	10/15/26	75	73
Aflac Inc.	4.000%	10/15/46	50	50
Alleghany Corp.	5.625%	9/15/20	100	109
Alleghany Corp.	4.900%	9/15/44	100	105
Allied World Assurance Co. Holdings Ltd.	5.500%	11/15/20	50	54
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	75	76
Allstate Corp.	3.150%	6/15/23	100	102
Allstate Corp.	5.550%	5/9/35	75	91
Allstate Corp.	4.500%	6/15/43	125	139
Allstate Corp.	4.200%	12/15/46	275	293
4 Allstate Corp.	5.750%	8/15/53	75	82
4 Allstate Corp.	6.500%	5/15/67	100	118
Alterra Finance LLC	6.250%	9/30/20	55	61
American Financial Group Inc.	9.875%	6/15/19	50	56
American Financial Group Inc.	3.500%	8/15/26	50	50
American Financial Group Inc.	4.500%	6/15/47	60	62
American International Group Inc.	3.375%	8/15/20	125	129
American International Group Inc.	6.400%	12/15/20	385	432
American International Group Inc.	4.875%	6/1/22	250	274
American International Group Inc.	4.125%	2/15/24	170	180
American International Group Inc.	3.875%	1/15/35	200	195
American International Group Inc.	4.700%	7/10/35	75	81
American International Group Inc.	6.250%	5/1/36	475	605
American International Group Inc.	4.500%	7/16/44	500	521
American International Group Inc.	4.375%	1/15/55	125	122
4 American International Group Inc.	8.175%	5/15/68	95	129
Anthem Inc.	2.250%	8/15/19	150	150
Anthem Inc.	4.350%	8/15/20	100	106
Anthem Inc.	3.700%	8/15/21	125	130
Anthem Inc.	3.125%	5/15/22	150	153

Anthem Inc.	3.300%	1/15/23	475	489
Anthem Inc.	3.500%	8/15/24	125	129
Anthem Inc.	5.950%	12/15/34	75	91
Anthem Inc.	5.850%	1/15/36	125	152
Anthem Inc.	6.375%	6/15/37	110	144
Anthem Inc.	4.625%	5/15/42	175	190
Anthem Inc.	4.650%	1/15/43	175	188
Anthem Inc.	5.100%	1/15/44	100	116
Anthem Inc.	4.850%	8/15/54	50	55
Aon Corp.	5.000%	9/30/20	200	215
Aon Corp.	8.205%	1/1/27	25	33
Aon Corp.	6.250%	9/30/40	100	129
Aon plc	3.500%	6/14/24	100	103
Aon plc	3.875%	12/15/25	200	209
Aon plc	4.600%	6/14/44	175	182
Aon plc	4.750%	5/15/45	100	109
Arch Capital Finance LLC	4.011%	12/15/26	100	103
Arch Capital Finance LLC	5.031%	12/15/46	100	112
Arch Capital Group Ltd.	7.350%	5/1/34	50	66
Arch Capital Group US Inc.	5.144%	11/1/43	50	55
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	175	187
Assurant Inc.	4.000%	3/15/23	100	104
Assurant Inc.	6.750%	2/15/34	50	61
Assured Guaranty US Holdings Inc.	5.000%	7/1/24	75	82
AXA Financial Inc.	7.000%	4/1/28	75	95
AXA SA	8.600%	12/15/30	225	322
AXIS Specialty Finance LLC	5.875%	6/1/20	75	81
Berkshire Hathaway Finance Corp.	1.700%	3/15/19	150	150
Berkshire Hathaway Finance Corp.	1.300%	8/15/19	200	198
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	275	283
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	125	133
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	150	155
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	75	96
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	125	138
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	125	136
Berkshire Hathaway Inc.	2.100%	8/14/19	125	126
Berkshire Hathaway Inc.	3.000%	2/11/23	125	129
Berkshire Hathaway Inc.	2.750%	3/15/23	450	454
Berkshire Hathaway Inc.	3.125%	3/15/26	725	731
Berkshire Hathaway Inc.	4.500%	2/11/43	150	167
9 Brighthouse Financial Inc.	3.700%	6/22/27	250	245
9 Brighthouse Financial Inc.	4.700%	6/22/47	200	196
Brown & Brown Inc.	4.200%	9/15/24	75	79
Chubb Corp.	6.000%	5/11/37	125	164
Chubb Corp.	6.500%	5/15/38	50	68
Chubb INA Holdings Inc.	5.900%	6/15/19	25	27
Chubb INA Holdings Inc.	2.875%	11/3/22	150	152
Chubb INA Holdings Inc.	2.700%	3/13/23	125	125
Chubb INA Holdings Inc.	3.350%	5/15/24	100	103
Chubb INA Holdings Inc.	3.150%	3/15/25	250	254
Chubb INA Holdings Inc.	6.700%	5/15/36	200	272
Chubb INA Holdings Inc.	4.150%	3/13/43	100	107
Chubb INA Holdings Inc.	4.350%	11/3/45	400	443
Cigna Corp.	5.125%	6/15/20	50	54
Cigna Corp.	4.375%	12/15/20	45	48
Cigna Corp.	4.500%	3/15/21	50	53
Cigna Corp.	4.000%	2/15/22	125	132

Cigna Corp.	3.250%	4/15/25	450	454
Cigna Corp.	7.875%	5/15/27	41	56
Cigna Corp.	3.050%	10/15/27	100	99
Cigna Corp.	5.375%	2/15/42	75	92
Cigna Corp.	3.875%	10/15/47	170	170
Cincinnati Financial Corp.	6.920%	5/15/28	100	129
Cincinnati Financial Corp.	6.125%	11/1/34	150	183
CNA Financial Corp.	5.875%	8/15/20	75	82
CNA Financial Corp.	5.750%	8/15/21	75	83
CNA Financial Corp.	4.500%	3/1/26	125	134
CNA Financial Corp.	3.450%	8/15/27	100	99
Coventry Health Care Inc.	5.450%	6/15/21	100	110
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	75	93
Enstar Group Ltd.	4.500%	3/10/22	50	52
Everest Reinsurance Holdings Inc.	4.868%	6/1/44	100	103
First American Financial Corp.	4.600%	11/15/24	100	103
Hanover Insurance Group Inc.	4.500%	4/15/26	100	104
Hartford Financial Services Group Inc.	6.000%	1/15/19	25	26
Hartford Financial Services Group Inc.	5.125%	4/15/22	250	276
Hartford Financial Services Group Inc.	5.950%	10/15/36	50	62
Hartford Financial Services Group Inc.	4.300%	4/15/43	175	180
Humana Inc.	3.850%	10/1/24	150	157
Humana Inc.	4.625%	12/1/42	75	80
Humana Inc.	4.950%	10/1/44	200	226
Humana Inc.	4.800%	3/15/47	75	84
Kemper Corp.	4.350%	2/15/25	40	41
Lincoln National Corp.	6.250%	2/15/20	25	27
Lincoln National Corp.	4.850%	6/24/21	50	54
Lincoln National Corp.	4.200%	3/15/22	50	53
Lincoln National Corp.	4.000%	9/1/23	50	52
Lincoln National Corp.	3.625%	12/12/26	200	202
Lincoln National Corp.	6.150%	4/7/36	10	12
Lincoln National Corp.	6.300%	10/9/37	75	93
Lincoln National Corp.	7.000%	6/15/40	160	213
Loews Corp.	2.625%	5/15/23	75	75
Loews Corp.	6.000%	2/1/35	50	62
Loews Corp.	4.125%	5/15/43	175	173
Manulife Financial Corp.	4.900%	9/17/20	275	295
Manulife Financial Corp.	4.150%	3/4/26	175	186
4 Manulife Financial Corp.	4.061%	2/24/32	220	222
Manulife Financial Corp.	5.375%	3/4/46	100	121
Markel Corp.	4.900%	7/1/22	125	136
Markel Corp.	5.000%	4/5/46	100	108
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	503
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	295	319
Marsh & McLennan Cos. Inc.	3.500%	6/3/24	100	103
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	100	103
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	100	104
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	300	319
Mercury General Corp.	4.400%	3/15/27	75	77
MetLife Inc.	7.717%	2/15/19	50	54
MetLife Inc.	4.750%	2/8/21	300	324
MetLife Inc.	3.048%	12/15/22	225	230
MetLife Inc.	3.600%	4/10/24	175	183
MetLife Inc.	3.000%	3/1/25	250	250
MetLife Inc.	3.600%	11/13/25	500	519
MetLife Inc.	6.500%	12/15/32	175	226

MetLife Inc.	6.375%	6/15/34	100	131
MetLife Inc.	5.700%	6/15/35	200	248
MetLife Inc.	5.875%	2/6/41	125	160
MetLife Inc.	4.125%	8/13/42	125	128
MetLife Inc.	4.875%	11/13/43	175	197
MetLife Inc.	4.721%	12/15/44	63	70
MetLife Inc.	4.600%	5/13/46	120	132
4 MetLife Inc.	6.400%	12/15/66	210	243
Montpelier Re Holdings Ltd.	4.700%	10/15/22	100	107
Old Republic International Corp.	4.875%	10/1/24	125	135
Old Republic International Corp.	3.875%	8/26/26	100	101
PartnerRe Finance B LLC	5.500%	6/1/20	100	107
Primerica Inc.	4.750%	7/15/22	125	135
Principal Financial Group Inc.	3.300%	9/15/22	50	51
Principal Financial Group Inc.	3.125%	5/15/23	100	102
Principal Financial Group Inc.	3.100%	11/15/26	100	99
Principal Financial Group Inc.	4.625%	9/15/42	50	55
Principal Financial Group Inc.	4.350%	5/15/43	50	52
Principal Financial Group Inc.	4.300%	11/15/46	75	78
4 Principal Financial Group Inc.	4.700%	5/15/55	65	67
Progressive Corp.	3.750%	8/23/21	75	78
Progressive Corp.	2.450%	1/15/27	150	142
Progressive Corp.	6.625%	3/1/29	125	161
Progressive Corp.	4.350%	4/25/44	50	55
Progressive Corp.	4.125%	4/15/47	500	527
Prudential Financial Inc.	5.375%	6/21/20	100	108
Prudential Financial Inc.	4.500%	11/15/20	300	320
Prudential Financial Inc.	4.500%	11/16/21	75	81
Prudential Financial Inc.	3.500%	5/15/24	125	130
Prudential Financial Inc.	5.750%	7/15/33	100	120
Prudential Financial Inc.	5.400%	6/13/35	100	116
Prudential Financial Inc.	5.900%	3/17/36	150	186
Prudential Financial Inc.	5.700%	12/14/36	125	154
Prudential Financial Inc.	6.625%	12/1/37	175	233
Prudential Financial Inc.	6.625%	6/21/40	100	135
Prudential Financial Inc.	5.625%	5/12/41	50	61
4 Prudential Financial Inc.	5.875%	9/15/42	175	193
4 Prudential Financial Inc.	5.625%	6/15/43	275	301
Prudential Financial Inc.	5.100%	8/15/43	50	58
4 Prudential Financial Inc.	5.200%	3/15/44	85	90
Prudential Financial Inc.	4.600%	5/15/44	125	138
4 Prudential Financial Inc.	5.375%	5/15/45	250	270
Reinsurance Group of America Inc.	6.450%	11/15/19	75	82
Reinsurance Group of America Inc.	5.000%	6/1/21	75	81
Reinsurance Group of America Inc.	4.700%	9/15/23	75	81
RenaissanceRe Finance Inc.	3.450%	7/1/27	50	49
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	75	91
Torchmark Corp.	3.800%	9/15/22	50	52
Travelers Cos. Inc.	5.900%	6/2/19	300	319
Travelers Cos. Inc.	3.900%	11/1/20	125	131
Travelers Cos. Inc.	6.250%	6/15/37	150	200
Travelers Cos. Inc.	4.300%	8/25/45	150	163
Travelers Cos. Inc.	4.000%	5/30/47	125	130
UnitedHealth Group Inc.	1.700%	2/15/19	200	200
UnitedHealth Group Inc.	1.625%	3/15/19	100	100
UnitedHealth Group Inc.	2.300%	12/15/19	125	126
UnitedHealth Group Inc.	2.700%	7/15/20	250	255

UnitedHealth Group Inc.	4.700%	2/15/21	75	80
UnitedHealth Group Inc.	2.125%	3/15/21	225	224
UnitedHealth Group Inc.	3.375%	11/15/21	100	104
UnitedHealth Group Inc.	2.875%	12/15/21	125	128
UnitedHealth Group Inc.	3.350%	7/15/22	180	187
UnitedHealth Group Inc.	2.750%	2/15/23	175	176
UnitedHealth Group Inc.	2.875%	3/15/23	25	25
UnitedHealth Group Inc.	3.750%	7/15/25	950	1,007
UnitedHealth Group Inc.	3.100%	3/15/26	225	227
UnitedHealth Group Inc.	3.450%	1/15/27	75	77
UnitedHealth Group Inc.	3.375%	4/15/27	350	359
UnitedHealth Group Inc.	4.625%	7/15/35	175	198
UnitedHealth Group Inc.	6.500%	6/15/37	50	68
UnitedHealth Group Inc.	6.625%	11/15/37	125	175
UnitedHealth Group Inc.	6.875%	2/15/38	245	349
UnitedHealth Group Inc.	5.950%	2/15/41	60	78
UnitedHealth Group Inc.	4.625%	11/15/41	110	123
UnitedHealth Group Inc.	4.375%	3/15/42	50	54
UnitedHealth Group Inc.	3.950%	10/15/42	175	180
UnitedHealth Group Inc.	4.250%	3/15/43	125	132
UnitedHealth Group Inc.	4.750%	7/15/45	305	351
UnitedHealth Group Inc.	4.200%	1/15/47	135	144
UnitedHealth Group Inc.	4.250%	4/15/47	200	216
Unum Group	5.625%	9/15/20	50	54
Unum Group	3.000%	5/15/21	100	101
Unum Group	4.000%	3/15/24	50	52
Unum Group	5.750%	8/15/42	25	30
Voya Financial Inc.	3.125%	7/15/24	100	99
Voya Financial Inc.	3.650%	6/15/26	250	250
Voya Financial Inc.	5.700%	7/15/43	75	88
Voya Financial Inc.	4.800%	6/15/46	100	104
Willis North America Inc.	3.600%	5/15/24	100	102
WR Berkley Corp.	5.375%	9/15/20	175	189
XLIT Ltd.	5.750%	10/1/21	105	117
XLIT Ltd.	4.450%	3/31/25	100	102
XLIT Ltd.	6.250%	5/15/27	125	148
XLIT Ltd.	5.500%	3/31/45	100	105

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	50	50
ORIX Corp.	3.700%	7/18/27	200	201

Real Estate Investment Trusts (0.7%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	100	101
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	125	133
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	50	51
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	50	51
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	100	105
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	50	51
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	100	105
AvalonBay Communities Inc.	2.850%	3/15/23	25	25
AvalonBay Communities Inc.	4.200%	12/15/23	75	80
AvalonBay Communities Inc.	3.450%	6/1/25	300	307
AvalonBay Communities Inc.	2.950%	5/11/26	150	147
AvalonBay Communities Inc.	2.900%	10/15/26	50	48

AvalonBay Communities Inc.	3.350%	5/15/27	75	76
Boston Properties LP	5.625%	11/15/20	325	356
Boston Properties LP	4.125%	5/15/21	75	79
Boston Properties LP	3.850%	2/1/23	225	237
Boston Properties LP	3.125%	9/1/23	275	280
Boston Properties LP	3.650%	2/1/26	100	102
Boston Properties LP	2.750%	10/1/26	50	47
Brixmor Operating Partnership LP	3.875%	8/15/22	150	155
Brixmor Operating Partnership LP	3.650%	6/15/24	50	50
Brixmor Operating Partnership LP	3.850%	2/1/25	125	125
Brixmor Operating Partnership LP	4.125%	6/15/26	200	202
Brixmor Operating Partnership LP	3.900%	3/15/27	75	74
CBL & Associates LP	5.250%	12/1/23	100	101
CBL & Associates LP	4.600%	10/15/24	100	96
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	103
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	25	24
Corporate Office Properties LP	3.700%	6/15/21	50	51
Corporate Office Properties LP	3.600%	5/15/23	150	151
CubeSmart LP	4.375%	12/15/23	100	106
CubeSmart LP	4.000%	11/15/25	50	51
CubeSmart LP	3.125%	9/1/26	100	96
DCT Industrial Operating Partnership LP	4.500%	10/15/23	50	53
DDR Corp.	3.500%	1/15/21	75	76
DDR Corp.	4.625%	7/15/22	200	212
DDR Corp.	3.900%	8/15/24	100	101
DDR Corp.	3.625%	2/1/25	200	194
DDR Corp.	4.250%	2/1/26	70	70
DDR Corp.	4.700%	6/1/27	75	77
Digital Realty Trust LP	5.250%	3/15/21	75	81
Digital Realty Trust LP	3.950%	7/1/22	75	79
Digital Realty Trust LP	3.625%	10/1/22	575	598
Digital Realty Trust LP	3.700%	8/15/27	200	202
Duke Realty LP	3.250%	6/30/26	175	173
EPR Properties	5.750%	8/15/22	125	138
EPR Properties	5.250%	7/15/23	125	134
EPR Properties	4.500%	4/1/25	50	50
EPR Properties	4.750%	12/15/26	100	104
ERP Operating LP	4.750%	7/15/20	50	53
ERP Operating LP	4.625%	12/15/21	129	140
ERP Operating LP	3.000%	4/15/23	125	127
ERP Operating LP	3.375%	6/1/25	125	128
ERP Operating LP	2.850%	11/1/26	50	48
ERP Operating LP	4.500%	7/1/44	150	159
ERP Operating LP	4.500%	6/1/45	125	134
ERP Operating LP	4.000%	8/1/47	100	99
Essex Portfolio LP	5.200%	3/15/21	50	54
Essex Portfolio LP	3.250%	5/1/23	25	25
Essex Portfolio LP	3.500%	4/1/25	100	100
Essex Portfolio LP	3.375%	4/15/26	100	99
Essex Portfolio LP	3.625%	5/1/27	100	100
Federal Realty Investment Trust	2.750%	6/1/23	25	25
Federal Realty Investment Trust	3.250%	7/15/27	50	49
Federal Realty Investment Trust	4.500%	12/1/44	300	314
Government Properties Income Trust	4.000%	7/15/22	100	101
HCP Inc.	3.750%	2/1/19	50	51

HCP Inc.	2.625%	2/1/20	375	378
HCP Inc.	5.375%	2/1/21	3	3
HCP Inc.	3.150%	8/1/22	75	76
HCP Inc.	4.000%	12/1/22	210	221
HCP Inc.	4.250%	11/15/23	250	264
HCP Inc.	3.400%	2/1/25	75	75
HCP Inc.	6.750%	2/1/41	100	130
Healthcare Trust of America Holdings LP	3.375%	7/15/21	100	103
Healthcare Trust of America Holdings LP	2.950%	7/1/22	100	100
Healthcare Trust of America Holdings LP	3.700%	4/15/23	25	26
Healthcare Trust of America Holdings LP	3.500%	8/1/26	100	98
Healthcare Trust of America Holdings LP	3.750%	7/1/27	100	100
Highwoods Realty LP	3.200%	6/15/21	100	101
Hospitality Properties Trust	4.650%	3/15/24	140	146
Hospitality Properties Trust	5.250%	2/15/26	100	107
Hospitality Properties Trust	4.950%	2/15/27	100	105
Host Hotels & Resorts LP	6.000%	10/1/21	100	111
Host Hotels & Resorts LP	4.750%	3/1/23	50	53
Host Hotels & Resorts LP	3.750%	10/15/23	336	344
Host Hotels & Resorts LP	3.875%	4/1/24	75	77
Host Hotels & Resorts LP	4.000%	6/15/25	50	51
Hudson Pacific Properties LP	3.950%	11/1/27	100	100
Kilroy Realty LP	3.800%	1/15/23	200	206
Kimco Realty Corp.	6.875%	10/1/19	50	54
Kimco Realty Corp.	3.125%	6/1/23	25	25
Kimco Realty Corp.	2.800%	10/1/26	125	117
Kimco Realty Corp.	3.800%	4/1/27	75	76
Kimco Realty Corp.	4.125%	12/1/46	50	47
Kimco Realty Corp.	4.450%	9/1/47	50	50
Kite Realty Group LP	4.000%	10/1/26	200	191
Liberty Property LP	3.375%	6/15/23	50	50
Liberty Property LP	4.400%	2/15/24	100	106
Liberty Property LP	3.750%	4/1/25	325	332
LifeStorage LP	3.500%	7/1/26	325	309
Mack-Cali Realty LP	4.500%	4/18/22	75	77
Mid-America Apartments LP	4.300%	10/15/23	150	159
Mid-America Apartments LP	3.750%	6/15/24	50	52
Mid-America Apartments LP	3.600%	6/1/27	250	251
National Retail Properties Inc.	3.800%	10/15/22	200	208
National Retail Properties Inc.	3.500%	10/15/27	350	342
Omega Healthcare Investors Inc.	4.375%	8/1/23	500	516
Omega Healthcare Investors Inc.	4.950%	4/1/24	100	105
Omega Healthcare Investors Inc.	4.500%	1/15/25	100	102
Omega Healthcare Investors Inc.	5.250%	1/15/26	100	106
Omega Healthcare Investors Inc.	4.500%	4/1/27	300	300
Omega Healthcare Investors Inc.	4.750%	1/15/28	70	71
Physicians Realty LP	4.300%	3/15/27	150	153
Piedmont Operating Partnership LP	3.400%	6/1/23	50	49
Public Storage	2.370%	9/15/22	55	55
Public Storage	3.094%	9/15/27	100	100
Realty Income Corp.	6.750%	8/15/19	200	217
Realty Income Corp.	3.250%	10/15/22	50	51
Realty Income Corp.	3.875%	7/15/24	50	51
Realty Income Corp.	4.125%	10/15/26	125	129
Realty Income Corp.	3.000%	1/15/27	100	95
Realty Income Corp.	4.650%	3/15/47	150	156
Regency Centers LP	3.600%	2/1/27	25	25

Regency Centers LP	4.400%	2/1/47	200	200
Sabra Health Care LP	5.125%	8/15/26	25	25
Select Income REIT	4.150%	2/1/22	100	101
Select Income REIT	4.250%	5/15/24	100	101
Select Income REIT	4.500%	2/1/25	50	51
Senior Housing Properties Trust	3.250%	5/1/19	100	101
Simon Property Group LP	2.200%	2/1/19	575	578
Simon Property Group LP	4.375%	3/1/21	125	133
Simon Property Group LP	2.500%	7/15/21	120	120
Simon Property Group LP	4.125%	12/1/21	250	266
Simon Property Group LP	2.350%	1/30/22	150	149
Simon Property Group LP	3.375%	3/15/22	100	102
Simon Property Group LP	2.625%	6/15/22	100	100
Simon Property Group LP	2.750%	2/1/23	25	25
Simon Property Group LP	3.750%	2/1/24	150	156
Simon Property Group LP	3.500%	9/1/25	100	102
Simon Property Group LP	3.300%	1/15/26	175	175
Simon Property Group LP	3.250%	11/30/26	75	75
Simon Property Group LP	3.375%	6/15/27	175	175
Simon Property Group LP	4.750%	3/15/42	75	82
Simon Property Group LP	4.250%	11/30/46	200	204
Tanger Properties LP	3.125%	9/1/26	175	164
Tanger Properties LP	3.875%	7/15/27	150	148
UDR Inc.	3.700%	10/1/20	25	26
UDR Inc.	4.625%	1/10/22	50	53
UDR Inc.	2.950%	9/1/26	150	144
UDR Inc.	3.500%	7/1/27	150	150
Ventas Realty LP	3.750%	5/1/24	200	205
Ventas Realty LP	4.125%	1/15/26	75	77
Ventas Realty LP	3.250%	10/15/26	75	73
Ventas Realty LP	3.850%	4/1/27	50	51
Ventas Realty LP	5.700%	9/30/43	75	89
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	150	154
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	250	267
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	200	203
VEREIT Operating Partnership LP	4.600%	2/6/24	75	79
VEREIT Operating Partnership LP	3.950%	8/15/27	500	498
Washington Prime Group LP	3.850%	4/1/20	50	50
Washington Prime Group LP	5.950%	8/15/24	50	51
Washington REIT	4.950%	10/1/20	25	26
Washington REIT	3.950%	10/15/22	75	77
Weingarten Realty Investors	3.375%	10/15/22	50	51
Weingarten Realty Investors	3.500%	4/15/23	100	101
Welltower Inc.	4.125%	4/1/19	200	205
Welltower Inc.	4.950%	1/15/21	75	80
Welltower Inc.	5.250%	1/15/22	100	110
Welltower Inc.	3.750%	3/15/23	75	78
Welltower Inc.	4.000%	6/1/25	200	209
Welltower Inc.	4.250%	4/1/26	150	158
Welltower Inc.	6.500%	3/15/41	25	32
WP Carey Inc.	4.600%	4/1/24	75	79
WP Carey Inc.	4.000%	2/1/25	50	50
WP Carey Inc.	4.250%	10/1/26	75	76
				288,708
Industrial (17.2%)
Basic Industry (0.9%)
Agrium Inc.	6.750%	1/15/19	100	105

Agrium Inc.	3.500%	6/1/23	299	308
Agrium Inc.	3.375%	3/15/25	250	251
Agrium Inc.	4.125%	3/15/35	250	252
Agrium Inc.	6.125%	1/15/41	25	31
Agrium Inc.	4.900%	6/1/43	50	55
Agrium Inc.	5.250%	1/15/45	200	227
Air Products & Chemicals Inc.	3.000%	11/3/21	75	77
Air Products & Chemicals Inc.	2.750%	2/3/23	50	50
Air Products & Chemicals Inc.	3.350%	7/31/24	75	77
Airgas Inc.	3.050%	8/1/20	100	101
Airgas Inc.	3.650%	7/15/24	100	104
Albemarle Corp.	4.150%	12/1/24	75	79
Albemarle Corp.	5.450%	12/1/44	75	87
Barrick North America Finance LLC	4.400%	5/30/21	31	33
Barrick North America Finance LLC	5.700%	5/30/41	450	537
Barrick North America Finance LLC	5.750%	5/1/43	150	183
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	50	61
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	176	180
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	50	54
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	150	156
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	575	678
Celulosa Arauco y Constitucion SA	5.000%	1/21/21	25	27
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	75	79
Domtar Corp.	6.750%	2/15/44	100	111
Dow Chemical Co.	8.550%	5/15/19	325	359
Dow Chemical Co.	4.250%	11/15/20	125	132
Dow Chemical Co.	4.125%	11/15/21	566	600
Dow Chemical Co.	3.500%	10/1/24	50	51
Dow Chemical Co.	7.375%	11/1/29	25	33
Dow Chemical Co.	4.250%	10/1/34	50	51
Dow Chemical Co.	9.400%	5/15/39	350	582
Dow Chemical Co.	5.250%	11/15/41	100	113
Eastman Chemical Co.	5.500%	11/15/19	175	187
Eastman Chemical Co.	2.700%	1/15/20	150	152
Eastman Chemical Co.	4.500%	1/15/21	6	6
Eastman Chemical Co.	3.600%	8/15/22	49	51
Eastman Chemical Co.	4.800%	9/1/42	225	239
Eastman Chemical Co.	4.650%	10/15/44	150	158
Ecolab Inc.	4.350%	12/8/21	200	216
Ecolab Inc.	2.375%	8/10/22	470	469
Ecolab Inc.	2.700%	11/1/26	200	192
EI du Pont de Nemours & Co.	4.625%	1/15/20	400	424
EI du Pont de Nemours & Co.	2.200%	5/1/20	200	201
EI du Pont de Nemours & Co.	2.800%	2/15/23	125	126
EI du Pont de Nemours & Co.	6.500%	1/15/28	100	125
EI du Pont de Nemours & Co.	4.900%	1/15/41	200	225
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	177
Fibria Overseas Finance Ltd.	5.250%	5/12/24	100	108
FMC Corp.	3.950%	2/1/22	50	51
FMC Corp.	4.100%	2/1/24	250	256
Georgia-Pacific LLC	8.000%	1/15/24	250	321
Georgia-Pacific LLC	7.375%	12/1/25	100	128
Georgia-Pacific LLC	8.875%	5/15/31	250	384
Goldcorp Inc.	3.700%	3/15/23	200	208
Goldcorp Inc.	5.450%	6/9/44	100	112
International Flavors & Fragrances Inc.	3.200%	5/1/23	25	25
International Flavors & Fragrances Inc.	4.375%	6/1/47	115	118

International Paper Co.	7.500%	8/15/21	450	532
International Paper Co.	3.650%	6/15/24	100	104
International Paper Co.	3.800%	1/15/26	75	77
International Paper Co.	3.000%	2/15/27	200	194
International Paper Co.	5.000%	9/15/35	100	111
International Paper Co.	7.300%	11/15/39	100	136
International Paper Co.	4.800%	6/15/44	200	212
International Paper Co.	5.150%	5/15/46	200	223
International Paper Co.	4.400%	8/15/47	200	201
LYB International Finance BV	5.250%	7/15/43	200	228
LYB International Finance II BV	3.500%	3/2/27	100	100
LyondellBasell Industries NV	5.000%	4/15/19	275	285
LyondellBasell Industries NV	6.000%	11/15/21	175	197
LyondellBasell Industries NV	5.750%	4/15/24	175	200
LyondellBasell Industries NV	4.625%	2/26/55	425	438
Meadwestvaco Corp.	7.950%	2/15/31	350	487
Methanex Corp.	3.250%	12/15/19	200	201
Monsanto Co.	2.125%	7/15/19	100	100
Monsanto Co.	2.750%	7/15/21	200	202
Monsanto Co.	5.500%	8/15/25	325	369
Monsanto Co.	4.200%	7/15/34	100	103
Monsanto Co.	3.950%	4/15/45	200	191
Monsanto Co.	4.700%	7/15/64	100	101
Mosaic Co.	3.750%	11/15/21	150	155
Mosaic Co.	5.450%	11/15/33	100	104
Mosaic Co.	5.625%	11/15/43	100	102
Newmont Mining Corp.	5.875%	4/1/35	100	118
Newmont Mining Corp.	4.875%	3/15/42	250	268
Nucor Corp.	4.125%	9/15/22	100	107
Nucor Corp.	6.400%	12/1/37	100	130
Nucor Corp.	5.200%	8/1/43	200	233
Packaging Corp. of America	3.900%	6/15/22	100	104
Packaging Corp. of America	4.500%	11/1/23	350	377
Placer Dome Inc.	6.450%	10/15/35	75	93
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	125	132
Potash Corp. of Saskatchewan Inc.	3.000%	4/1/25	250	243
Potash Corp. of Saskatchewan Inc.	4.000%	12/15/26	100	104
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	275	324
PPG Industries Inc.	2.300%	11/15/19	300	302
Praxair Inc.	4.500%	8/15/19	50	52
Praxair Inc.	3.000%	9/1/21	75	77
Praxair Inc.	2.450%	2/15/22	450	452
Praxair Inc.	2.200%	8/15/22	200	198
Praxair Inc.	3.550%	11/7/42	50	49
Rayonier Inc.	3.750%	4/1/22	50	51
Reliance Steel & Aluminum Co.	4.500%	4/15/23	75	79
Rio Tinto Alcan Inc.	6.125%	12/15/33	225	280
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	225	237
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	820	862
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	75	99
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	125	148
Rio Tinto Finance USA plc	2.875%	8/21/22	2	2
Rio Tinto Finance USA plc	4.750%	3/22/42	150	170
Rohm & Haas Co.	7.850%	7/15/29	250	341
RPM International Inc.	6.125%	10/15/19	25	27
RPM International Inc.	3.450%	11/15/22	100	105
RPM International Inc.	3.750%	3/15/27	50	51

Sherwin-Williams Co.	7.250%	6/15/19	100	109
Sherwin-Williams Co.	2.250%	5/15/20	50	50
Sherwin-Williams Co.	2.750%	6/1/22	150	151
Sherwin-Williams Co.	3.125%	6/1/24	50	50
Sherwin-Williams Co.	3.450%	8/1/25	225	227
Sherwin-Williams Co.	3.950%	1/15/26	200	208
Sherwin-Williams Co.	3.450%	6/1/27	100	101
Sherwin-Williams Co.	4.550%	8/1/45	90	94
Sherwin-Williams Co.	4.500%	6/1/47	100	105
Southern Copper Corp.	5.375%	4/16/20	75	81
Southern Copper Corp.	3.500%	11/8/22	400	411
Southern Copper Corp.	3.875%	4/23/25	50	52
Southern Copper Corp.	7.500%	7/27/35	100	130
Southern Copper Corp.	6.750%	4/16/40	125	154
Southern Copper Corp.	5.875%	4/23/45	500	573
Syngenta Finance NV	3.125%	3/28/22	100	98
Syngenta Finance NV	4.375%	3/28/42	50	44
Vale Overseas Ltd.	5.875%	6/10/21	500	551
Vale Overseas Ltd.	4.375%	1/11/22	700	728
Vale Overseas Ltd.	6.250%	8/10/26	300	341
Vale Overseas Ltd.	8.250%	1/17/34	50	63
Vale Overseas Ltd.	6.875%	11/21/36	275	316
Vale Overseas Ltd.	6.875%	11/10/39	450	515
Vale SA	5.625%	9/11/42	300	304
Westlake Chemical Corp.	3.600%	8/15/26	300	301
Westlake Chemical Corp.	5.000%	8/15/46	200	217
9 WestRock Co.	3.000%	9/15/24	250	249
9 WestRock Co.	3.375%	9/15/27	250	249
WestRock RKT Co.	3.500%	3/1/20	150	154
WestRock RKT Co.	4.900%	3/1/22	100	108
Weyerhaeuser Co.	7.375%	10/1/19	250	276
Weyerhaeuser Co.	4.700%	3/15/21	75	80
Weyerhaeuser Co.	8.500%	1/15/25	50	66
Weyerhaeuser Co.	7.375%	3/15/32	100	138
Weyerhaeuser Co.	6.875%	12/15/33	50	64
Yamana Gold Inc.	4.950%	7/15/24	110	113

Capital Goods (1.4%)
3M Co.	2.000%	8/7/20	100	101
3M Co.	1.625%	9/19/21	150	147
3M Co.	2.250%	3/15/23	100	99
3M Co.	3.000%	8/7/25	100	100
3M Co.	2.250%	9/19/26	150	142
3M Co.	2.875%	10/15/27	125	124
3M Co.	6.375%	2/15/28	100	128
3M Co.	5.700%	3/15/37	125	159
3M Co.	3.125%	9/19/46	75	68
3M Co.	3.625%	10/15/47	100	99
ABB Finance USA Inc.	4.375%	5/8/42	25	27
Acuity Brands Lighting Inc.	6.000%	12/15/19	50	54
Allegion US Holding Co. Inc.	3.550%	10/1/27	75	74
Bemis Co. Inc.	3.100%	9/15/26	50	49
Boeing Co.	6.000%	3/15/19	100	106
Boeing Co.	4.875%	2/15/20	175	187
Boeing Co.	1.650%	10/30/20	100	99
Boeing Co.	2.125%	3/1/22	50	50
Boeing Co.	1.875%	6/15/23	100	98

Boeing Co.	2.500%	3/1/25	145	142
Boeing Co.	2.250%	6/15/26	50	48
Boeing Co.	2.800%	3/1/27	50	50
Boeing Co.	6.625%	2/15/38	50	70
Boeing Co.	6.875%	3/15/39	75	109
Boeing Co.	5.875%	2/15/40	75	98
Boeing Co.	3.375%	6/15/46	75	71
Boeing Co.	3.650%	3/1/47	50	50
Carlisle Cos. Inc.	3.750%	11/15/22	75	77
Caterpillar Financial Services Corp.	1.800%	11/13/18	250	250
Caterpillar Financial Services Corp.	7.150%	2/15/19	325	348
Caterpillar Financial Services Corp.	2.250%	12/1/19	100	101
Caterpillar Financial Services Corp.	2.100%	1/10/20	200	200
Caterpillar Financial Services Corp.	2.000%	3/5/20	250	249
Caterpillar Financial Services Corp.	1.850%	9/4/20	175	174
Caterpillar Financial Services Corp.	2.500%	11/13/20	50	50
Caterpillar Financial Services Corp.	1.700%	8/9/21	300	294
Caterpillar Financial Services Corp.	2.750%	8/20/21	100	101
Caterpillar Financial Services Corp.	2.400%	6/6/22	150	150
Caterpillar Financial Services Corp.	3.300%	6/9/24	250	257
Caterpillar Financial Services Corp.	2.400%	8/9/26	100	96
Caterpillar Inc.	3.900%	5/27/21	125	132
Caterpillar Inc.	2.600%	6/26/22	50	50
Caterpillar Inc.	3.400%	5/15/24	250	261
Caterpillar Inc.	6.050%	8/15/36	100	130
Caterpillar Inc.	5.200%	5/27/41	150	182
Caterpillar Inc.	3.803%	8/15/42	343	349
Caterpillar Inc.	4.300%	5/15/44	100	109
Caterpillar Inc.	4.750%	5/15/64	100	112
Crane Co.	2.750%	12/15/18	50	50
Crane Co.	4.450%	12/15/23	50	52
CRH America Inc.	5.750%	1/15/21	75	82
Deere & Co.	4.375%	10/16/19	175	184
Deere & Co.	2.600%	6/8/22	125	126
Deere & Co.	5.375%	10/16/29	125	152
Deere & Co.	7.125%	3/3/31	100	138
Deere & Co.	3.900%	6/9/42	75	78
Dover Corp.	3.150%	11/15/25	200	204
Dover Corp.	6.600%	3/15/38	75	101
Eaton Corp.	2.750%	11/2/22	300	301
Eaton Corp.	4.000%	11/2/32	225	234
Eaton Corp.	4.150%	11/2/42	150	151
Eaton Corp.	3.915%	9/15/47	50	49
Embraer Netherlands Finance BV	5.050%	6/15/25	200	214
Embraer Netherlands Finance BV	5.400%	2/1/27	100	108
9 Embraer Overseas Ltd.	5.696%	9/16/23	100	109
Embraer SA	5.150%	6/15/22	275	295
Emerson Electric Co.	4.875%	10/15/19	25	26
Emerson Electric Co.	4.250%	11/15/20	25	27
Emerson Electric Co.	2.625%	12/1/21	150	153
Emerson Electric Co.	3.150%	6/1/25	200	204
Emerson Electric Co.	6.000%	8/15/32	100	125
FLIR Systems Inc.	3.125%	6/15/21	50	50
Flowserve Corp.	3.500%	9/15/22	250	252
Flowserve Corp.	4.000%	11/15/23	50	51
Fortive Corp.	2.350%	6/15/21	100	99
Fortive Corp.	3.150%	6/15/26	150	149

Fortive Corp.	4.300%	6/15/46	100	103
Fortune Brands Home & Security Inc.	3.000%	6/15/20	75	76
Fortune Brands Home & Security Inc.	4.000%	6/15/25	100	104
General Dynamics Corp.	1.875%	8/15/23	300	292
General Dynamics Corp.	2.375%	11/15/24	300	295
General Dynamics Corp.	2.625%	11/15/27	200	193
General Dynamics Corp.	3.600%	11/15/42	100	99
General Electric Capital Corp.	2.300%	1/14/19	150	151
General Electric Capital Corp.	6.000%	8/7/19	194	209
General Electric Capital Corp.	2.100%	12/11/19	25	25
General Electric Capital Corp.	5.500%	1/8/20	211	228
General Electric Capital Corp.	2.200%	1/9/20	165	166
General Electric Capital Corp.	5.550%	5/4/20	108	118
General Electric Capital Corp.	4.375%	9/16/20	128	137
General Electric Capital Corp.	4.625%	1/7/21	201	217
General Electric Capital Corp.	5.300%	2/11/21	172	189
General Electric Capital Corp.	4.650%	10/17/21	347	378
General Electric Capital Corp.	3.150%	9/7/22	91	94
General Electric Capital Corp.	3.100%	1/9/23	224	233
General Electric Capital Corp.	6.750%	3/15/32	705	979
General Electric Capital Corp.	6.150%	8/7/37	161	215
General Electric Capital Corp.	5.875%	1/14/38	510	666
General Electric Capital Corp.	6.875%	1/10/39	413	603
General Electric Co.	2.700%	10/9/22	1,100	1,116
General Electric Co.	3.450%	5/15/24	160	167
General Electric Co.	4.125%	10/9/42	375	395
General Electric Co.	4.500%	3/11/44	350	392
Harris Corp.	2.700%	4/27/20	75	76
Harris Corp.	4.400%	12/15/20	75	79
Harris Corp.	3.832%	4/27/25	200	208
Harris Corp.	4.854%	4/27/35	100	110
Harris Corp.	6.150%	12/15/40	75	93
Hexcel Corp.	4.700%	8/15/25	100	106
Honeywell International Inc.	1.400%	10/30/19	125	124
Honeywell International Inc.	4.250%	3/1/21	450	481
Honeywell International Inc.	1.850%	11/1/21	100	99
Honeywell International Inc.	2.500%	11/1/26	100	96
Honeywell International Inc.	5.700%	3/15/37	200	254
Honeywell International Inc.	5.375%	3/1/41	150	184
Hubbell Inc.	3.350%	3/1/26	75	76
Hubbell Inc.	3.150%	8/15/27	50	50
Illinois Tool Works Inc.	1.950%	3/1/19	140	140
Illinois Tool Works Inc.	6.250%	4/1/19	100	107
Illinois Tool Works Inc.	3.375%	9/15/21	100	104
Illinois Tool Works Inc.	3.500%	3/1/24	200	209
Illinois Tool Works Inc.	2.650%	11/15/26	300	293
Illinois Tool Works Inc.	4.875%	9/15/41	75	87
Illinois Tool Works Inc.	3.900%	9/1/42	175	178
Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	50	51
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	175	188
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	125	155
John Deere Capital Corp.	1.650%	10/15/18	100	100
John Deere Capital Corp.	1.950%	1/8/19	200	200
John Deere Capital Corp.	1.250%	10/9/19	200	197
John Deere Capital Corp.	1.700%	1/15/20	125	124
John Deere Capital Corp.	2.050%	3/10/20	250	251
John Deere Capital Corp.	2.200%	3/13/20	150	151

John Deere Capital Corp.	2.450%	9/11/20	75	76
John Deere Capital Corp.	2.550%	1/8/21	150	152
John Deere Capital Corp.	2.800%	3/4/21	100	102
John Deere Capital Corp.	3.900%	7/12/21	100	106
John Deere Capital Corp.	3.150%	10/15/21	25	26
John Deere Capital Corp.	2.650%	1/6/22	300	304
John Deere Capital Corp.	2.150%	9/8/22	400	395
John Deere Capital Corp.	2.800%	1/27/23	50	51
John Deere Capital Corp.	2.800%	3/6/23	300	304
John Deere Capital Corp.	2.650%	6/24/24	75	75
John Deere Capital Corp.	3.400%	9/11/25	75	78
John Deere Capital Corp.	2.650%	6/10/26	100	98
John Deere Capital Corp.	2.800%	9/8/27	150	147
Johnson Controls International plc	5.000%	3/30/20	125	133
Johnson Controls International plc	4.250%	3/1/21	150	159
Johnson Controls International plc	3.750%	12/1/21	100	104
Johnson Controls International plc	3.625%	7/2/24	135	140
Johnson Controls International plc	3.900%	2/14/26	100	105
Johnson Controls International plc	6.000%	1/15/36	50	61
Johnson Controls International plc	4.625%	7/2/44	75	80
Johnson Controls International plc	5.125%	9/14/45	200	228
Johnson Controls International plc	4.950%	7/2/64	100	107
Kennametal Inc.	2.650%	11/1/19	75	75
Kennametal Inc.	3.875%	2/15/22	50	51
Komatsu Mining Corp.	5.125%	10/15/21	50	55
L3 Technologies Inc.	5.200%	10/15/19	100	106
L3 Technologies Inc.	4.750%	7/15/20	75	80
L3 Technologies Inc.	4.950%	2/15/21	75	80
L3 Technologies Inc.	3.950%	5/28/24	103	108
L3 Technologies Inc.	3.850%	12/15/26	50	52
Lafarge SA	7.125%	7/15/36	100	129
Leggett & Platt Inc.	3.800%	11/15/24	100	103
Lennox International Inc.	3.000%	11/15/23	100	100
Lockheed Martin Corp.	1.850%	11/23/18	75	75
Lockheed Martin Corp.	2.500%	11/23/20	140	142
Lockheed Martin Corp.	3.350%	9/15/21	725	753
Lockheed Martin Corp.	3.100%	1/15/23	200	206
Lockheed Martin Corp.	3.550%	1/15/26	380	392
Lockheed Martin Corp.	3.600%	3/1/35	150	148
Lockheed Martin Corp.	4.500%	5/15/36	100	109
Lockheed Martin Corp.	6.150%	9/1/36	375	485
Lockheed Martin Corp.	4.700%	5/15/46	375	419
9 Lockheed Martin Corp.	4.090%	9/15/52	31	31
Martin Marietta Materials Inc.	4.250%	7/2/24	100	105
Martin Marietta Materials Inc.	3.450%	6/1/27	50	50
Masco Corp.	7.125%	3/15/20	11	12
Masco Corp.	3.500%	4/1/21	70	72
Masco Corp.	4.450%	4/1/25	50	53
Masco Corp.	4.375%	4/1/26	100	106
Masco Corp.	3.500%	11/15/27	100	99
Masco Corp.	7.750%	8/1/29	24	31
Masco Corp.	4.500%	5/15/47	100	100
Mohawk Industries Inc.	3.850%	2/1/23	100	104
Northrop Grumman Corp.	3.500%	3/15/21	200	207
Northrop Grumman Corp.	3.250%	8/1/23	150	154
Northrop Grumman Corp.	3.200%	2/1/27	150	150
Northrop Grumman Corp.	5.050%	11/15/40	50	56

Northrop Grumman Corp.	4.750%	6/1/43	275	302
Owens Corning	4.200%	12/15/22	150	159
Owens Corning	3.400%	8/15/26	200	197
Owens Corning	4.300%	7/15/47	200	191
Parker-Hannifin Corp.	3.500%	9/15/22	725	758
Parker-Hannifin Corp.	3.300%	11/21/24	100	103
9 Parker-Hannifin Corp.	3.250%	3/1/27	125	126
Parker-Hannifin Corp.	6.250%	5/15/38	25	33
Parker-Hannifin Corp.	4.450%	11/21/44	200	215
9 Parker-Hannifin Corp.	4.100%	3/1/47	75	77
Pentair Finance SA	2.650%	12/1/19	250	250
Precision Castparts Corp.	2.250%	6/15/20	150	151
Precision Castparts Corp.	2.500%	1/15/23	75	75
Precision Castparts Corp.	3.250%	6/15/25	200	204
Precision Castparts Corp.	3.900%	1/15/43	75	76
Precision Castparts Corp.	4.375%	6/15/45	300	329
Raytheon Co.	4.400%	2/15/20	100	106
Raytheon Co.	3.125%	10/15/20	175	181
Raytheon Co.	2.500%	12/15/22	275	277
Raytheon Co.	7.200%	8/15/27	25	34
Raytheon Co.	4.700%	12/15/41	350	403
Republic Services Inc.	5.500%	9/15/19	150	160
Republic Services Inc.	5.000%	3/1/20	125	133
Republic Services Inc.	5.250%	11/15/21	175	193
Republic Services Inc.	3.550%	6/1/22	50	52
Republic Services Inc.	3.200%	3/15/25	250	252
Republic Services Inc.	6.200%	3/1/40	50	65
Republic Services Inc.	5.700%	5/15/41	100	123
Rockwell Collins Inc.	5.250%	7/15/19	25	26
Rockwell Collins Inc.	3.100%	11/15/21	50	51
Rockwell Collins Inc.	2.800%	3/15/22	170	171
Rockwell Collins Inc.	3.200%	3/15/24	100	101
Rockwell Collins Inc.	3.500%	3/15/27	100	101
Rockwell Collins Inc.	4.800%	12/15/43	65	71
Rockwell Collins Inc.	4.350%	4/15/47	250	260
Roper Technologies Inc.	2.050%	10/1/18	200	200
Roper Technologies Inc.	6.250%	9/1/19	75	81
Roper Technologies Inc.	3.000%	12/15/20	125	127
Roper Technologies Inc.	2.800%	12/15/21	200	202
Roper Technologies Inc.	3.850%	12/15/25	100	103
Roper Technologies Inc.	3.800%	12/15/26	120	123
Snap-on Inc.	6.125%	9/1/21	75	85
Snap-on Inc.	3.250%	3/1/27	50	51
Sonoco Products Co.	5.750%	11/1/40	145	169
Spirit AeroSystems Inc.	5.250%	3/15/22	400	414
Spirit AeroSystems Inc.	3.850%	6/15/26	65	65
Stanley Black & Decker Inc.	1.622%	11/17/18	100	100
Stanley Black & Decker Inc.	2.451%	11/17/18	100	101
Stanley Black & Decker Inc.	3.400%	12/1/21	150	156
Stanley Black & Decker Inc.	5.200%	9/1/40	125	143
Textron Inc.	3.875%	3/1/25	250	258
Textron Inc.	4.000%	3/15/26	200	207
Textron Inc.	3.650%	3/15/27	50	50
Textron Inc.	3.375%	3/1/28	50	49
Timken Co.	3.875%	9/1/24	100	101
United Technologies Corp.	1.500%	11/1/19	100	99
United Technologies Corp.	4.500%	4/15/20	100	106

United Technologies Corp.	1.900%	5/4/20	200	199
United Technologies Corp.	1.950%	11/1/21	100	98
United Technologies Corp.	3.100%	6/1/22	485	497
United Technologies Corp.	2.800%	5/4/24	250	250
United Technologies Corp.	2.650%	11/1/26	100	96
United Technologies Corp.	3.125%	5/4/27	150	149
United Technologies Corp.	6.700%	8/1/28	100	130
United Technologies Corp.	7.500%	9/15/29	125	173
United Technologies Corp.	5.400%	5/1/35	150	177
United Technologies Corp.	6.050%	6/1/36	100	126
United Technologies Corp.	6.125%	7/15/38	300	385
United Technologies Corp.	5.700%	4/15/40	100	125
United Technologies Corp.	4.500%	6/1/42	600	644
United Technologies Corp.	4.150%	5/15/45	200	204
United Technologies Corp.	3.750%	11/1/46	200	193
United Technologies Corp.	4.050%	5/4/47	150	151
Vulcan Materials Co.	7.500%	6/15/21	100	117
Vulcan Materials Co.	4.500%	4/1/25	200	212
Vulcan Materials Co.	4.500%	6/15/47	125	126
Wabtec Corp.	3.450%	11/15/26	150	147
Waste Management Inc.	4.600%	3/1/21	50	54
Waste Management Inc.	2.900%	9/15/22	100	102
Waste Management Inc.	2.400%	5/15/23	175	173
Waste Management Inc.	3.500%	5/15/24	100	104
Waste Management Inc.	3.125%	3/1/25	150	152
Waste Management Inc.	3.900%	3/1/35	250	259
Waste Management Inc.	4.100%	3/1/45	100	105
WW Grainger Inc.	4.600%	6/15/45	200	214
WW Grainger Inc.	3.750%	5/15/46	75	71
Xylem Inc.	3.250%	11/1/26	100	100
Xylem Inc.	4.375%	11/1/46	100	104

Communication (2.7%)
21st Century Fox America Inc.	4.500%	2/15/21	550	587
21st Century Fox America Inc.	3.000%	9/15/22	150	152
21st Century Fox America Inc.	3.700%	10/15/25	100	103
21st Century Fox America Inc.	6.550%	3/15/33	200	254
21st Century Fox America Inc.	6.200%	12/15/34	350	433
21st Century Fox America Inc.	6.400%	12/15/35	365	463
21st Century Fox America Inc.	8.150%	10/17/36	175	259
21st Century Fox America Inc.	6.150%	3/1/37	175	217
21st Century Fox America Inc.	6.900%	8/15/39	100	135
21st Century Fox America Inc.	6.150%	2/15/41	250	313
21st Century Fox America Inc.	4.750%	9/15/44	100	106
21st Century Fox America Inc.	7.750%	12/1/45	100	149
Activision Blizzard Inc.	2.300%	9/15/21	125	124
Activision Blizzard Inc.	2.600%	6/15/22	100	100
Activision Blizzard Inc.	3.400%	9/15/26	175	177
Activision Blizzard Inc.	3.400%	6/15/27	150	151
Activision Blizzard Inc.	4.500%	6/15/47	150	153
America Movil SAB de CV	5.000%	10/16/19	400	424
America Movil SAB de CV	3.125%	7/16/22	375	384
America Movil SAB de CV	6.375%	3/1/35	200	249
America Movil SAB de CV	6.125%	11/15/37	150	182
America Movil SAB de CV	6.125%	3/30/40	375	458
America Movil SAB de CV	4.375%	7/16/42	250	255
American Tower Corp.	2.800%	6/1/20	75	76

American Tower Corp.	5.050%	9/1/20	150	162
American Tower Corp.	3.450%	9/15/21	475	490
American Tower Corp.	5.900%	11/1/21	475	533
American Tower Corp.	2.250%	1/15/22	125	122
American Tower Corp.	3.500%	1/31/23	175	181
American Tower Corp.	5.000%	2/15/24	200	220
American Tower Corp.	4.000%	6/1/25	100	103
American Tower Corp.	4.400%	2/15/26	100	106
American Tower Corp.	3.125%	1/15/27	100	96
American Tower Corp.	3.550%	7/15/27	125	123
AT&T Inc.	2.375%	11/27/18	400	403
AT&T Inc.	5.800%	2/15/19	250	263
AT&T Inc.	2.300%	3/11/19	100	101
AT&T Inc.	5.875%	10/1/19	175	188
AT&T Inc.	2.450%	6/30/20	700	704
AT&T Inc.	4.600%	2/15/21	175	186
AT&T Inc.	5.000%	3/1/21	450	487
AT&T Inc.	4.450%	5/15/21	275	293
AT&T Inc.	3.875%	8/15/21	250	262
AT&T Inc.	3.000%	2/15/22	300	303
AT&T Inc.	3.200%	3/1/22	250	255
AT&T Inc.	3.800%	3/15/22	275	287
AT&T Inc.	3.000%	6/30/22	500	505
AT&T Inc.	2.625%	12/1/22	350	346
AT&T Inc.	2.850%	2/14/23	350	348
AT&T Inc.	3.600%	2/17/23	1,100	1,132
AT&T Inc.	3.800%	3/1/24	125	129
AT&T Inc.	3.400%	8/14/24	550	550
AT&T Inc.	3.950%	1/15/25	400	411
AT&T Inc.	3.400%	5/15/25	920	908
AT&T Inc.	4.125%	2/17/26	525	539
AT&T Inc.	4.250%	3/1/27	600	617
AT&T Inc.	3.900%	8/14/27	1,000	1,001
AT&T Inc.	6.450%	6/15/34	265	312
AT&T Inc.	4.500%	5/15/35	200	197
AT&T Inc.	5.250%	3/1/37	400	420
AT&T Inc.	4.900%	8/14/37	800	809
AT&T Inc.	6.500%	9/1/37	325	388
AT&T Inc.	6.300%	1/15/38	275	322
AT&T Inc.	6.550%	2/15/39	50	60
AT&T Inc.	6.350%	3/15/40	100	116
AT&T Inc.	6.000%	8/15/40	300	338
AT&T Inc.	5.350%	9/1/40	756	791
AT&T Inc.	5.550%	8/15/41	225	242
AT&T Inc.	5.150%	3/15/42	375	383
AT&T Inc.	4.300%	12/15/42	271	253
AT&T Inc.	4.800%	6/15/44	500	486
AT&T Inc.	4.350%	6/15/45	549	498
AT&T Inc.	4.750%	5/15/46	650	625
AT&T Inc.	5.450%	3/1/47	600	634
AT&T Inc.	4.500%	3/9/48	582	536
AT&T Inc.	4.550%	3/9/49	62	57
AT&T Inc.	5.150%	2/14/50	925	931
AT&T Inc.	5.700%	3/1/57	200	215
AT&T Inc.	5.300%	8/14/58	550	556
AT&T Mobility LLC	7.125%	12/15/31	75	96
Bellsouth Capital Funding Corp.	7.875%	2/15/30	78	104

BellSouth LLC	6.875%	10/15/31	78	93
BellSouth LLC	6.550%	6/15/34	79	93
BellSouth LLC	6.000%	11/15/34	64	70
BellSouth Telecommunications LLC	6.375%	6/1/28	45	53
British Telecommunications plc	2.350%	2/14/19	200	201
British Telecommunications plc	9.125%	12/15/30	466	703
CBS Corp.	5.750%	4/15/20	100	109
CBS Corp.	4.300%	2/15/21	275	290
CBS Corp.	2.500%	2/15/23	200	196
CBS Corp.	3.700%	8/15/24	175	179
CBS Corp.	3.500%	1/15/25	300	305
CBS Corp.	2.900%	1/15/27	125	118
CBS Corp.	3.375%	2/15/28	75	73
CBS Corp.	5.900%	10/15/40	275	325
CBS Corp.	4.850%	7/1/42	100	105
CBS Corp.	4.900%	8/15/44	100	105
CBS Corp.	4.600%	1/15/45	125	128
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	250	261
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.579%	7/23/20	375	385
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.464%	7/23/22	525	554
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.908%	7/23/25	825	880
9 Charter Communications Operating LLC /
Charter Communications Operating Capital	3.750%	2/15/28	325	316
9 Charter Communications Operating LLC /
Charter Communications Operating Capital	4.200%	3/15/28	300	303
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.384%	10/23/35	350	409
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.484%	10/23/45	600	703
9 Charter Communications Operating LLC /
Charter Communications Operating Capital	5.375%	5/1/47	375	388
Charter Communications Operating LLC /
Charter Communications Operating Capital	6.834%	10/23/55	75	91
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	139	184
Comcast Corp.	5.700%	7/1/19	850	906
Comcast Corp.	5.150%	3/1/20	325	349
Comcast Corp.	1.625%	1/15/22	125	122
Comcast Corp.	2.750%	3/1/23	200	201
Comcast Corp.	3.000%	2/1/24	385	390
Comcast Corp.	3.375%	2/15/25	150	154
Comcast Corp.	3.375%	8/15/25	250	257
Comcast Corp.	3.150%	3/1/26	400	400
Comcast Corp.	3.300%	2/1/27	200	202
Comcast Corp.	3.150%	2/15/28	575	570
Comcast Corp.	4.250%	1/15/33	275	295
Comcast Corp.	4.200%	8/15/34	175	185
Comcast Corp.	5.650%	6/15/35	400	488
Comcast Corp.	4.400%	8/15/35	200	216
Comcast Corp.	6.500%	11/15/35	750	994
Comcast Corp.	3.200%	7/15/36	175	164
Comcast Corp.	6.450%	3/15/37	75	100
Comcast Corp.	6.950%	8/15/37	225	313

Comcast Corp.	6.400%	3/1/40	200	267
Comcast Corp.	4.650%	7/15/42	285	315
Comcast Corp.	4.500%	1/15/43	125	133
Comcast Corp.	4.750%	3/1/44	175	196
Comcast Corp.	4.600%	8/15/45	250	276
Comcast Corp.	3.400%	7/15/46	250	229
Comcast Corp.	4.000%	8/15/47	200	203
Crown Castle International Corp.	3.400%	2/15/21	300	309
Crown Castle International Corp.	2.250%	9/1/21	125	124
Crown Castle International Corp.	4.875%	4/15/22	125	136
Crown Castle International Corp.	5.250%	1/15/23	275	304
Crown Castle International Corp.	3.200%	9/1/24	250	249
Crown Castle International Corp.	4.450%	2/15/26	250	265
Crown Castle International Corp.	3.700%	6/15/26	175	176
Crown Castle International Corp.	4.000%	3/1/27	75	77
Crown Castle International Corp.	3.650%	9/1/27	250	250
Crown Castle International Corp.	4.750%	5/15/47	50	51
Deutsche Telekom International Finance BV	6.000%	7/8/19	150	160
Deutsche Telekom International Finance BV	8.750%	6/15/30	700	1,028
Discovery Communications LLC	5.625%	8/15/19	75	80
Discovery Communications LLC	2.200%	9/20/19	100	100
Discovery Communications LLC	4.375%	6/15/21	25	26
Discovery Communications LLC	3.300%	5/15/22	125	126
Discovery Communications LLC	2.950%	3/20/23	200	200
Discovery Communications LLC	3.250%	4/1/23	100	100
Discovery Communications LLC	3.800%	3/13/24	100	103
Discovery Communications LLC	3.450%	3/15/25	150	147
Discovery Communications LLC	4.900%	3/11/26	200	213
Discovery Communications LLC	3.950%	3/20/28	250	248
Discovery Communications LLC	5.000%	9/20/37	225	230
Discovery Communications LLC	4.950%	5/15/42	250	245
Discovery Communications LLC	4.875%	4/1/43	175	170
Discovery Communications LLC	5.200%	9/20/47	225	227
Electronic Arts Inc.	3.700%	3/1/21	100	104
Electronic Arts Inc.	4.800%	3/1/26	100	111
Grupo Televisa SAB	6.625%	3/18/25	100	119
Grupo Televisa SAB	4.625%	1/30/26	500	534
Grupo Televisa SAB	6.625%	1/15/40	175	212
Grupo Televisa SAB	6.125%	1/31/46	200	231
Historic TW Inc.	9.150%	2/1/23	195	251
Historic TW Inc.	6.625%	5/15/29	66	82
Interpublic Group of Cos. Inc.	3.750%	2/15/23	100	104
Interpublic Group of Cos. Inc.	4.200%	4/15/24	175	184
Koninklijke KPN NV	8.375%	10/1/30	175	245
Moody's Corp.	2.750%	12/15/21	100	101
Moody's Corp.	4.500%	9/1/22	250	270
Moody's Corp.	4.875%	2/15/24	250	274
Moody's Corp.	5.250%	7/15/44	110	128
NBCUniversal Media LLC	5.150%	4/30/20	125	135
NBCUniversal Media LLC	4.375%	4/1/21	325	348
NBCUniversal Media LLC	2.875%	1/15/23	225	228
NBCUniversal Media LLC	6.400%	4/30/40	300	404
NBCUniversal Media LLC	5.950%	4/1/41	225	291
NBCUniversal Media LLC	4.450%	1/15/43	325	342
New Cingular Wireless Services Inc.	8.750%	3/1/31	75	108
Omnicom Group Inc.	4.450%	8/15/20	175	186
Omnicom Group Inc.	3.625%	5/1/22	225	234

Omnicom Group Inc.	3.650%	11/1/24	125	128
Omnicom Group Inc.	3.600%	4/15/26	275	277
Orange SA	1.625%	11/3/19	225	224
Orange SA	4.125%	9/14/21	325	346
Orange SA	9.000%	3/1/31	425	643
Orange SA	5.375%	1/13/42	175	205
Orange SA	5.500%	2/6/44	165	197
Pacific Bell Telephone Co.	7.125%	3/15/26	50	61
Qwest Corp.	6.750%	12/1/21	150	164
Qwest Corp.	6.875%	9/15/33	146	142
RELX Capital Inc.	3.125%	10/15/22	282	288
Rogers Communications Inc.	3.000%	3/15/23	205	207
Rogers Communications Inc.	4.100%	10/1/23	175	186
Rogers Communications Inc.	3.625%	12/15/25	125	128
Rogers Communications Inc.	2.900%	11/15/26	100	96
Rogers Communications Inc.	4.500%	3/15/43	65	68
Rogers Communications Inc.	5.000%	3/15/44	190	215
S&P Global Inc.	3.300%	8/14/20	125	128
S&P Global Inc.	4.000%	6/15/25	125	131
S&P Global Inc.	4.400%	2/15/26	200	215
S&P Global Inc.	2.950%	1/22/27	100	96
S&P Global Inc.	6.550%	11/15/37	150	195
Scripps Networks Interactive Inc.	2.750%	11/15/19	125	126
Scripps Networks Interactive Inc.	2.800%	6/15/20	100	101
Scripps Networks Interactive Inc.	3.500%	6/15/22	75	77
Scripps Networks Interactive Inc.	3.900%	11/15/24	150	153
Scripps Networks Interactive Inc.	3.950%	6/15/25	100	101
Telefonica Emisiones SAU	5.877%	7/15/19	100	106
Telefonica Emisiones SAU	5.134%	4/27/20	225	241
Telefonica Emisiones SAU	5.462%	2/16/21	225	246
Telefonica Emisiones SAU	4.570%	4/27/23	200	218
Telefonica Emisiones SAU	4.103%	3/8/27	450	461
Telefonica Emisiones SAU	7.045%	6/20/36	425	565
Telefonica Emisiones SAU	5.213%	3/8/47	400	431
TELUS Corp.	2.800%	2/16/27	100	94
Thomson Reuters Corp.	4.700%	10/15/19	300	314
Thomson Reuters Corp.	3.850%	9/29/24	100	104
Thomson Reuters Corp.	5.500%	8/15/35	75	83
Thomson Reuters Corp.	5.850%	4/15/40	150	175
Thomson Reuters Corp.	5.650%	11/23/43	225	264
Time Warner Cable LLC	8.750%	2/14/19	200	217
Time Warner Cable LLC	8.250%	4/1/19	200	217
Time Warner Cable LLC	5.000%	2/1/20	350	369
Time Warner Cable LLC	4.125%	2/15/21	150	156
Time Warner Cable LLC	6.550%	5/1/37	200	234
Time Warner Cable LLC	7.300%	7/1/38	50	62
Time Warner Cable LLC	6.750%	6/15/39	275	326
Time Warner Cable LLC	5.875%	11/15/40	500	547
Time Warner Cable LLC	5.500%	9/1/41	200	208
Time Warner Cable LLC	4.500%	9/15/42	350	331
Time Warner Entertainment Co. LP	8.375%	3/15/23	175	217
Time Warner Entertainment Co. LP	8.375%	7/15/33	200	272
Time Warner Inc.	4.875%	3/15/20	350	372
Time Warner Inc.	4.700%	1/15/21	50	53
Time Warner Inc.	4.750%	3/29/21	425	456
Time Warner Inc.	3.600%	7/15/25	275	276
Time Warner Inc.	3.875%	1/15/26	100	102

Time Warner Inc.	3.800%	2/15/27	500	499
Time Warner Inc.	7.625%	4/15/31	200	272
Time Warner Inc.	7.700%	5/1/32	275	380
Time Warner Inc.	6.200%	3/15/40	100	117
Time Warner Inc.	6.100%	7/15/40	175	205
Time Warner Inc.	6.250%	3/29/41	50	60
Time Warner Inc.	4.900%	6/15/42	325	327
Time Warner Inc.	5.350%	12/15/43	25	27
Time Warner Inc.	4.650%	6/1/44	100	97
Verizon Communications Inc.	2.625%	2/21/20	309	313
Verizon Communications Inc.	4.500%	9/15/20	560	601
Verizon Communications Inc.	3.450%	3/15/21	300	311
Verizon Communications Inc.	4.600%	4/1/21	475	512
Verizon Communications Inc.	1.750%	8/15/21	175	171
Verizon Communications Inc.	3.000%	11/1/21	600	610
Verizon Communications Inc.	3.500%	11/1/21	100	104
Verizon Communications Inc.	2.946%	3/15/22	602	612
Verizon Communications Inc.	3.125%	3/16/22	300	307
Verizon Communications Inc.	5.150%	9/15/23	1,130	1,268
Verizon Communications Inc.	4.150%	3/15/24	300	317
Verizon Communications Inc.	3.500%	11/1/24	400	408
9 Verizon Communications Inc.	3.376%	2/15/25	749	753
Verizon Communications Inc.	2.625%	8/15/26	475	445
Verizon Communications Inc.	4.125%	3/16/27	700	730
Verizon Communications Inc.	4.500%	8/10/33	700	716
Verizon Communications Inc.	4.400%	11/1/34	575	578
Verizon Communications Inc.	4.272%	1/15/36	538	527
Verizon Communications Inc.	5.250%	3/16/37	875	960
Verizon Communications Inc.	4.812%	3/15/39	150	155
Verizon Communications Inc.	4.750%	11/1/41	375	377
Verizon Communications Inc.	3.850%	11/1/42	250	220
Verizon Communications Inc.	4.125%	8/15/46	650	590
Verizon Communications Inc.	4.862%	8/21/46	856	872
Verizon Communications Inc.	5.500%	3/16/47	275	305
Verizon Communications Inc.	4.522%	9/15/48	788	763
Verizon Communications Inc.	5.012%	4/15/49	716	738
Verizon Communications Inc.	5.012%	8/21/54	1,074	1,074
Verizon Communications Inc.	4.672%	3/15/55	888	846
Viacom Inc.	5.625%	9/15/19	125	133
Viacom Inc.	3.875%	12/15/21	25	26
Viacom Inc.	3.125%	6/15/22	50	50
Viacom Inc.	4.250%	9/1/23	225	230
Viacom Inc.	3.875%	4/1/24	200	200
Viacom Inc.	6.875%	4/30/36	190	211
Viacom Inc.	4.375%	3/15/43	656	565
Viacom Inc.	5.850%	9/1/43	75	76
Viacom Inc.	5.250%	4/1/44	50	48
Vodafone Group plc	5.450%	6/10/19	150	158
Vodafone Group plc	2.500%	9/26/22	175	175
Vodafone Group plc	2.950%	2/19/23	715	724
Vodafone Group plc	7.875%	2/15/30	150	201
Vodafone Group plc	6.150%	2/27/37	125	153
Vodafone Group plc	4.375%	2/19/43	400	401
Walt Disney Co.	1.650%	1/8/19	100	100
Walt Disney Co.	1.850%	5/30/19	50	50
Walt Disney Co.	1.800%	6/5/20	150	149
Walt Disney Co.	2.150%	9/17/20	150	151

Walt Disney Co.	2.300%	2/12/21	250	252
Walt Disney Co.	2.750%	8/16/21	100	102
Walt Disney Co.	2.550%	2/15/22	75	76
Walt Disney Co.	2.450%	3/4/22	75	76
Walt Disney Co.	2.350%	12/1/22	75	75
Walt Disney Co.	3.150%	9/17/25	150	153
Walt Disney Co.	3.000%	2/13/26	300	302
Walt Disney Co.	1.850%	7/30/26	250	230
Walt Disney Co.	2.950%	6/15/27	150	149
Walt Disney Co.	4.375%	8/16/41	75	81
Walt Disney Co.	4.125%	12/1/41	125	130
Walt Disney Co.	3.700%	12/1/42	125	123
Walt Disney Co.	4.125%	6/1/44	50	52
WPP Finance 2010	4.750%	11/21/21	208	223
WPP Finance 2010	3.625%	9/7/22	200	207
WPP Finance 2010	3.750%	9/19/24	100	102
WPP Finance 2010	5.625%	11/15/43	125	139

Consumer Cyclical (2.1%)
Advance Auto Parts Inc.	5.750%	5/1/20	125	135
Alibaba Group Holding Ltd.	2.500%	11/28/19	360	363
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	306
Alibaba Group Holding Ltd.	3.600%	11/28/24	200	207
Alibaba Group Holding Ltd.	4.500%	11/28/34	80	88
Amazon.com Inc.	2.600%	12/5/19	300	306
9 Amazon.com Inc.	1.900%	8/21/20	200	200
Amazon.com Inc.	3.300%	12/5/21	200	208
Amazon.com Inc.	2.500%	11/29/22	150	151
9 Amazon.com Inc.	2.400%	2/22/23	450	449
9 Amazon.com Inc.	2.800%	8/22/24	250	252
Amazon.com Inc.	3.800%	12/5/24	120	128
9 Amazon.com Inc.	3.150%	8/22/27	550	554
Amazon.com Inc.	4.800%	12/5/34	225	255
9 Amazon.com Inc.	3.875%	8/22/37	425	429
Amazon.com Inc.	4.950%	12/5/44	350	402
9 Amazon.com Inc.	4.050%	8/22/47	650	661
9 Amazon.com Inc.	4.250%	8/22/57	500	513
American Honda Finance Corp.	2.125%	10/10/18	125	126
American Honda Finance Corp.	1.200%	7/12/19	200	198
American Honda Finance Corp.	2.250%	8/15/19	275	277
American Honda Finance Corp.	2.000%	2/14/20	100	100
American Honda Finance Corp.	1.950%	7/20/20	325	324
American Honda Finance Corp.	2.450%	9/24/20	225	228
American Honda Finance Corp.	1.650%	7/12/21	150	147
American Honda Finance Corp.	1.700%	9/9/21	200	196
American Honda Finance Corp.	2.900%	2/16/24	100	101
American Honda Finance Corp.	2.300%	9/9/26	50	47
Automatic Data Processing Inc.	2.250%	9/15/20	175	177
Automatic Data Processing Inc.	3.375%	9/15/25	200	207
AutoNation Inc.	5.500%	2/1/20	55	59
AutoNation Inc.	3.350%	1/15/21	60	61
AutoNation Inc.	4.500%	10/1/25	150	158
AutoZone Inc.	3.700%	4/15/22	350	364
AutoZone Inc.	2.875%	1/15/23	50	50
AutoZone Inc.	3.125%	7/15/23	125	126
AutoZone Inc.	3.125%	4/21/26	100	96
AutoZone Inc.	3.750%	6/1/27	100	100

Bed Bath & Beyond Inc.	4.915%	8/1/34	50	46
Bed Bath & Beyond Inc.	5.165%	8/1/44	150	133
Best Buy Co. Inc.	5.500%	3/15/21	25	27
Block Financial LLC	4.125%	10/1/20	94	97
Block Financial LLC	5.500%	11/1/22	75	82
Block Financial LLC	5.250%	10/1/25	100	108
BorgWarner Inc.	4.625%	9/15/20	25	27
BorgWarner Inc.	3.375%	3/15/25	75	75
BorgWarner Inc.	4.375%	3/15/45	100	100
Carnival Corp.	3.950%	10/15/20	100	105
Coach Inc.	3.000%	7/15/22	125	125
Coach Inc.	4.250%	4/1/25	70	72
Coach Inc.	4.125%	7/15/27	100	100
Costco Wholesale Corp.	1.700%	12/15/19	200	199
Costco Wholesale Corp.	1.750%	2/15/20	200	199
Costco Wholesale Corp.	2.150%	5/18/21	200	200
Costco Wholesale Corp.	2.250%	2/15/22	100	100
Costco Wholesale Corp.	2.300%	5/18/22	150	150
Costco Wholesale Corp.	2.750%	5/18/24	175	175
Costco Wholesale Corp.	3.000%	5/18/27	100	100
Cummins Inc.	7.125%	3/1/28	100	130
Cummins Inc.	4.875%	10/1/43	125	142
CVS Health Corp.	2.250%	8/12/19	100	100
CVS Health Corp.	2.800%	7/20/20	475	483
CVS Health Corp.	2.125%	6/1/21	250	247
CVS Health Corp.	3.500%	7/20/22	350	364
CVS Health Corp.	2.750%	12/1/22	150	150
CVS Health Corp.	4.750%	12/1/22	150	164
CVS Health Corp.	4.000%	12/5/23	195	207
CVS Health Corp.	3.375%	8/12/24	750	762
CVS Health Corp.	3.875%	7/20/25	565	589
CVS Health Corp.	2.875%	6/1/26	425	410
CVS Health Corp.	5.300%	12/5/43	50	58
CVS Health Corp.	5.125%	7/20/45	575	660
Daimler Finance North America LLC	8.500%	1/18/31	250	371
Darden Restaurants Inc.	3.850%	5/1/27	200	204
Delphi Automotive plc	3.150%	11/19/20	150	153
Delphi Automotive plc	4.250%	1/15/26	150	159
Delphi Automotive plc	4.400%	10/1/46	50	51
Delphi Corp.	4.150%	3/15/24	125	133
Dollar General Corp.	3.250%	4/15/23	150	153
Dollar General Corp.	4.150%	11/1/25	105	111
Dollar General Corp.	3.875%	4/15/27	50	52
DR Horton Inc.	3.750%	3/1/19	25	25
DR Horton Inc.	4.375%	9/15/22	100	107
DR Horton Inc.	4.750%	2/15/23	100	108
DR Horton Inc.	5.750%	8/15/23	100	114
eBay Inc.	2.200%	8/1/19	300	301
eBay Inc.	3.250%	10/15/20	75	77
eBay Inc.	2.875%	8/1/21	125	127
eBay Inc.	3.800%	3/9/22	100	105
eBay Inc.	2.600%	7/15/22	450	448
eBay Inc.	2.750%	1/30/23	100	100
eBay Inc.	3.450%	8/1/24	125	126
eBay Inc.	3.600%	6/5/27	300	297
eBay Inc.	4.000%	7/15/42	25	23
Expedia Inc.	5.950%	8/15/20	75	82

Expedia Inc.	4.500%	8/15/24	100	106
Expedia Inc.	5.000%	2/15/26	275	299
9 Expedia Inc.	3.800%	2/15/28	100	99
Ford Motor Co.	4.346%	12/8/26	275	286
Ford Motor Co.	6.625%	10/1/28	425	507
Ford Motor Co.	6.375%	2/1/29	100	117
Ford Motor Co.	7.450%	7/16/31	375	485
Ford Motor Co.	4.750%	1/15/43	100	97
Ford Motor Co.	7.400%	11/1/46	100	131
Ford Motor Co.	5.291%	12/8/46	300	312
Ford Motor Credit Co. LLC	2.551%	10/5/18	200	201
Ford Motor Credit Co. LLC	2.375%	3/12/19	550	553
Ford Motor Credit Co. LLC	1.897%	8/12/19	250	248
Ford Motor Credit Co. LLC	2.597%	11/4/19	550	554
Ford Motor Credit Co. LLC	2.681%	1/9/20	200	202
Ford Motor Credit Co. LLC	8.125%	1/15/20	250	281
Ford Motor Credit Co. LLC	2.459%	3/27/20	200	200
Ford Motor Credit Co. LLC	3.157%	8/4/20	200	204
Ford Motor Credit Co. LLC	3.200%	1/15/21	250	254
Ford Motor Credit Co. LLC	5.750%	2/1/21	250	274
Ford Motor Credit Co. LLC	3.336%	3/18/21	200	204
Ford Motor Credit Co. LLC	5.875%	8/2/21	325	361
Ford Motor Credit Co. LLC	3.339%	3/28/22	150	152
Ford Motor Credit Co. LLC	2.979%	8/3/22	300	300
Ford Motor Credit Co. LLC	4.250%	9/20/22	200	210
Ford Motor Credit Co. LLC	4.375%	8/6/23	225	237
Ford Motor Credit Co. LLC	3.810%	1/9/24	150	153
Ford Motor Credit Co. LLC	3.664%	9/8/24	200	200
Ford Motor Credit Co. LLC	4.134%	8/4/25	300	307
Ford Motor Credit Co. LLC	4.389%	1/8/26	200	207
General Motors Co.	3.500%	10/2/18	50	51
General Motors Co.	4.875%	10/2/23	250	270
General Motors Co.	4.000%	4/1/25	100	101
General Motors Co.	5.000%	4/1/35	165	167
General Motors Co.	6.600%	4/1/36	250	297
General Motors Co.	6.250%	10/2/43	210	238
General Motors Co.	5.200%	4/1/45	230	231
General Motors Co.	6.750%	4/1/46	130	156
General Motors Co.	5.400%	4/1/48	200	207
General Motors Financial Co. Inc.	3.100%	1/15/19	275	278
General Motors Financial Co. Inc.	2.400%	5/9/19	100	100
General Motors Financial Co. Inc.	3.500%	7/10/19	230	236
General Motors Financial Co. Inc.	2.350%	10/4/19	200	200
General Motors Financial Co. Inc.	3.150%	1/15/20	65	66
General Motors Financial Co. Inc.	2.650%	4/13/20	300	302
General Motors Financial Co. Inc.	3.200%	7/13/20	700	715
General Motors Financial Co. Inc.	3.700%	11/24/20	275	284
General Motors Financial Co. Inc.	4.200%	3/1/21	175	183
General Motors Financial Co. Inc.	3.200%	7/6/21	225	229
General Motors Financial Co. Inc.	4.375%	9/25/21	100	106
General Motors Financial Co. Inc.	3.450%	1/14/22	125	128
General Motors Financial Co. Inc.	3.450%	4/10/22	355	361
General Motors Financial Co. Inc.	3.150%	6/30/22	100	100
General Motors Financial Co. Inc.	3.700%	5/9/23	200	203
General Motors Financial Co. Inc.	4.250%	5/15/23	225	235
General Motors Financial Co. Inc.	3.950%	4/13/24	400	407
General Motors Financial Co. Inc.	4.000%	1/15/25	175	178

General Motors Financial Co. Inc.	4.300%	7/13/25	300	308
General Motors Financial Co. Inc.	5.250%	3/1/26	150	163
General Motors Financial Co. Inc.	4.000%	10/6/26	100	100
General Motors Financial Co. Inc.	4.350%	1/17/27	200	204
Harley-Davidson Inc.	3.500%	7/28/25	100	102
Harley-Davidson Inc.	4.625%	7/28/45	25	26
Harman International Industries Inc.	4.150%	5/15/25	50	52
Home Depot Inc.	1.800%	6/5/20	150	150
Home Depot Inc.	3.950%	9/15/20	100	106
Home Depot Inc.	2.000%	4/1/21	75	75
Home Depot Inc.	4.400%	4/1/21	975	1,043
Home Depot Inc.	2.625%	6/1/22	265	269
Home Depot Inc.	3.750%	2/15/24	200	212
Home Depot Inc.	3.350%	9/15/25	250	258
Home Depot Inc.	3.000%	4/1/26	125	125
Home Depot Inc.	2.125%	9/15/26	100	93
Home Depot Inc.	2.800%	9/14/27	150	147
Home Depot Inc.	5.875%	12/16/36	825	1,069
Home Depot Inc.	5.400%	9/15/40	175	216
Home Depot Inc.	5.950%	4/1/41	175	231
Home Depot Inc.	4.200%	4/1/43	200	214
Home Depot Inc.	4.875%	2/15/44	300	351
Home Depot Inc.	4.250%	4/1/46	330	355
Home Depot Inc.	3.500%	9/15/56	150	138
Hyatt Hotels Corp.	5.375%	8/15/21	50	55
Hyatt Hotels Corp.	3.375%	7/15/23	25	25
Hyatt Hotels Corp.	4.850%	3/15/26	50	54
JD.com Inc.	3.125%	4/29/21	200	199
Kohl's Corp.	4.000%	11/1/21	125	129
Kohl's Corp.	4.250%	7/17/25	100	102
Kohl's Corp.	5.550%	7/17/45	75	72
Lear Corp.	5.250%	1/15/25	200	214
Lear Corp.	3.800%	9/15/27	100	100
Lowe's Cos. Inc.	3.750%	4/15/21	200	210
Lowe's Cos. Inc.	3.875%	9/15/23	275	294
Lowe's Cos. Inc.	3.125%	9/15/24	100	102
Lowe's Cos. Inc.	3.375%	9/15/25	200	206
Lowe's Cos. Inc.	2.500%	4/15/26	250	239
Lowe's Cos. Inc.	3.100%	5/3/27	350	348
Lowe's Cos. Inc.	6.500%	3/15/29	67	86
Lowe's Cos. Inc.	4.650%	4/15/42	100	112
Lowe's Cos. Inc.	4.250%	9/15/44	100	104
Lowe's Cos. Inc.	4.375%	9/15/45	150	159
Lowe's Cos. Inc.	3.700%	4/15/46	250	242
Lowe's Cos. Inc.	4.050%	5/3/47	300	308
Macy's Retail Holdings Inc.	3.450%	1/15/21	100	100
Macy's Retail Holdings Inc.	2.875%	2/15/23	145	136
Macy's Retail Holdings Inc.	6.900%	4/1/29	225	241
Macy's Retail Holdings Inc.	4.500%	12/15/34	100	85
Macy's Retail Holdings Inc.	6.375%	3/15/37	125	128
Magna International Inc.	3.625%	6/15/24	120	124
Magna International Inc.	4.150%	10/1/25	100	106
Marriott International Inc.	3.000%	3/1/19	50	51
Marriott International Inc.	3.375%	10/15/20	225	231
Marriott International Inc.	2.875%	3/1/21	75	76
Marriott International Inc.	3.125%	10/15/21	50	51
Marriott International Inc.	2.300%	1/15/22	100	98

Marriott International Inc.	3.750%	3/15/25	175	180
Marriott International Inc.	3.750%	10/1/25	65	67
Marriott International Inc.	3.125%	6/15/26	183	180
Mastercard Inc.	2.000%	4/1/19	75	75
Mastercard Inc.	2.000%	11/21/21	100	99
Mastercard Inc.	3.375%	4/1/24	150	156
Mastercard Inc.	2.950%	11/21/26	100	100
Mastercard Inc.	3.800%	11/21/46	100	102
McDonald's Corp.	5.000%	2/1/19	100	104
McDonald's Corp.	1.875%	5/29/19	75	75
McDonald's Corp.	2.750%	12/9/20	275	280
McDonald's Corp.	3.625%	5/20/21	175	184
McDonald's Corp.	2.625%	1/15/22	275	277
McDonald's Corp.	3.375%	5/26/25	175	180
McDonald's Corp.	3.700%	1/30/26	300	313
McDonald's Corp.	3.500%	3/1/27	200	205
McDonald's Corp.	4.700%	12/9/35	200	221
McDonald's Corp.	6.300%	10/15/37	50	65
McDonald's Corp.	6.300%	3/1/38	100	130
McDonald's Corp.	5.700%	2/1/39	100	121
McDonald's Corp.	3.700%	2/15/42	25	24
McDonald's Corp.	3.625%	5/1/43	25	23
McDonald's Corp.	4.600%	5/26/45	210	226
McDonald's Corp.	4.875%	12/9/45	300	337
McDonald's Corp.	4.450%	3/1/47	100	106
NIKE Inc.	2.375%	11/1/26	200	189
NIKE Inc.	3.625%	5/1/43	50	49
NIKE Inc.	3.875%	11/1/45	150	151
NIKE Inc.	3.375%	11/1/46	100	93
Nordstrom Inc.	4.000%	10/15/21	125	128
Nordstrom Inc.	4.000%	3/15/27	100	99
Nordstrom Inc.	5.000%	1/15/44	165	162
NVR Inc.	3.950%	9/15/22	100	105
O'Reilly Automotive Inc.	4.875%	1/14/21	25	27
O'Reilly Automotive Inc.	3.800%	9/1/22	100	104
O'Reilly Automotive Inc.	3.850%	6/15/23	75	78
O'Reilly Automotive Inc.	3.550%	3/15/26	100	99
O'Reilly Automotive Inc.	3.600%	9/1/27	150	149
PACCAR Financial Corp.	1.300%	5/10/19	150	149
PACCAR Financial Corp.	2.200%	9/15/19	50	50
PACCAR Financial Corp.	2.500%	8/14/20	75	76
PACCAR Financial Corp.	2.250%	2/25/21	75	75
PACCAR Financial Corp.	2.300%	8/10/22	50	50
Priceline Group Inc.	2.750%	3/15/23	100	100
Priceline Group Inc.	3.650%	3/15/25	100	103
Priceline Group Inc.	3.600%	6/1/26	300	305
Priceline Group Inc.	3.550%	3/15/28	100	100
QVC Inc.	3.125%	4/1/19	125	126
QVC Inc.	5.125%	7/2/22	25	27
QVC Inc.	4.850%	4/1/24	125	130
QVC Inc.	4.450%	2/15/25	100	102
QVC Inc.	5.950%	3/15/43	125	123
Ralph Lauren Corp.	2.625%	8/18/20	50	51
Royal Caribbean Cruises Ltd.	5.250%	11/15/22	100	111
Starbucks Corp.	2.100%	2/4/21	75	75
Starbucks Corp.	2.700%	6/15/22	75	76
Starbucks Corp.	3.850%	10/1/23	250	268

Starbucks Corp.	2.450%	6/15/26	100	96
Starbucks Corp.	4.300%	6/15/45	50	54
Target Corp.	2.300%	6/26/19	200	202
Target Corp.	2.900%	1/15/22	175	179
Target Corp.	3.500%	7/1/24	325	338
Target Corp.	2.500%	4/15/26	100	95
Target Corp.	6.350%	11/1/32	140	180
Target Corp.	6.500%	10/15/37	103	138
Target Corp.	7.000%	1/15/38	125	174
Target Corp.	4.000%	7/1/42	260	262
Target Corp.	3.625%	4/15/46	200	188
TJX Cos. Inc.	2.750%	6/15/21	125	127
TJX Cos. Inc.	2.500%	5/15/23	100	100
TJX Cos. Inc.	2.250%	9/15/26	200	186
Toyota Motor Credit Corp.	2.000%	10/24/18	25	25
Toyota Motor Credit Corp.	1.700%	1/9/19	100	100
Toyota Motor Credit Corp.	2.100%	1/17/19	200	201
Toyota Motor Credit Corp.	1.700%	2/19/19	300	300
Toyota Motor Credit Corp.	1.400%	5/20/19	300	299
Toyota Motor Credit Corp.	2.125%	7/18/19	500	502
Toyota Motor Credit Corp.	1.550%	10/18/19	200	199
Toyota Motor Credit Corp.	2.150%	3/12/20	300	301
Toyota Motor Credit Corp.	1.950%	4/17/20	100	100
Toyota Motor Credit Corp.	4.250%	1/11/21	125	133
Toyota Motor Credit Corp.	1.900%	4/8/21	200	198
Toyota Motor Credit Corp.	2.750%	5/17/21	200	204
Toyota Motor Credit Corp.	3.400%	9/15/21	175	182
Toyota Motor Credit Corp.	2.600%	1/11/22	200	202
Toyota Motor Credit Corp.	3.300%	1/12/22	175	182
Toyota Motor Credit Corp.	2.800%	7/13/22	100	102
Toyota Motor Credit Corp.	2.150%	9/8/22	200	198
Toyota Motor Credit Corp.	2.625%	1/10/23	100	101
Toyota Motor Credit Corp.	2.250%	10/18/23	200	196
Toyota Motor Credit Corp.	2.900%	4/17/24	100	101
Toyota Motor Credit Corp.	3.200%	1/11/27	200	203
VF Corp.	3.500%	9/1/21	200	208
VF Corp.	6.450%	11/1/37	50	66
Visa Inc.	2.200%	12/14/20	500	504
Visa Inc.	2.150%	9/15/22	100	100
Visa Inc.	2.800%	12/14/22	550	562
Visa Inc.	3.150%	12/14/25	675	689
Visa Inc.	2.750%	9/15/27	150	147
Visa Inc.	4.150%	12/14/35	275	301
Visa Inc.	4.300%	12/14/45	700	775
Visa Inc.	3.650%	9/15/47	100	99
Wal-Mart Stores Inc.	1.950%	12/15/18	75	75
Wal-Mart Stores Inc.	3.625%	7/8/20	25	26
Wal-Mart Stores Inc.	3.250%	10/25/20	825	857
Wal-Mart Stores Inc.	4.250%	4/15/21	100	107
Wal-Mart Stores Inc.	2.550%	4/11/23	150	152
Wal-Mart Stores Inc.	3.300%	4/22/24	250	262
Wal-Mart Stores Inc.	5.875%	4/5/27	625	785
Wal-Mart Stores Inc.	7.550%	2/15/30	175	253
Wal-Mart Stores Inc.	5.250%	9/1/35	250	306
Wal-Mart Stores Inc.	6.200%	4/15/38	375	508
Wal-Mart Stores Inc.	5.000%	10/25/40	245	293
Wal-Mart Stores Inc.	5.625%	4/15/41	435	561

Wal-Mart Stores Inc.	4.000%	4/11/43	274	289
Wal-Mart Stores Inc.	4.750%	10/2/43	400	468
Wal-Mart Stores Inc.	4.300%	4/22/44	375	416
Walgreen Co.	3.100%	9/15/22	250	254
Walgreen Co.	4.400%	9/15/42	75	76
Walgreens Boots Alliance Inc.	2.700%	11/18/19	250	253
Walgreens Boots Alliance Inc.	3.300%	11/18/21	225	232
Walgreens Boots Alliance Inc.	3.800%	11/18/24	275	284
Walgreens Boots Alliance Inc.	3.450%	6/1/26	325	323
Walgreens Boots Alliance Inc.	4.500%	11/18/34	125	130
Walgreens Boots Alliance Inc.	4.800%	11/18/44	250	265
Walgreens Boots Alliance Inc.	4.650%	6/1/46	225	234
Western Union Co.	5.253%	4/1/20	133	142
Western Union Co.	3.600%	3/15/22	100	102
Western Union Co.	6.200%	11/17/36	75	81
Western Union Co.	6.200%	6/21/40	35	37
Wyndham Worldwide Corp.	4.250%	3/1/22	175	177
Wyndham Worldwide Corp.	3.900%	3/1/23	50	50
Wyndham Worldwide Corp.	4.500%	4/1/27	50	51

Consumer Noncyclical (4.4%)
Abbott Laboratories	5.125%	4/1/19	350	366
Abbott Laboratories	2.350%	11/22/19	650	655
Abbott Laboratories	2.000%	3/15/20	200	199
Abbott Laboratories	4.125%	5/27/20	25	26
Abbott Laboratories	2.800%	9/15/20	100	102
Abbott Laboratories	2.900%	11/30/21	425	433
Abbott Laboratories	2.550%	3/15/22	175	175
Abbott Laboratories	3.250%	4/15/23	175	179
Abbott Laboratories	3.400%	11/30/23	400	412
Abbott Laboratories	2.950%	3/15/25	175	173
Abbott Laboratories	3.875%	9/15/25	75	78
Abbott Laboratories	3.750%	11/30/26	600	616
Abbott Laboratories	4.750%	11/30/36	300	330
Abbott Laboratories	5.300%	5/27/40	125	142
Abbott Laboratories	4.750%	4/15/43	75	81
Abbott Laboratories	4.900%	11/30/46	900	1,004
AbbVie Inc.	2.000%	11/6/18	225	226
AbbVie Inc.	2.500%	5/14/20	450	455
AbbVie Inc.	2.300%	5/14/21	175	175
AbbVie Inc.	2.900%	11/6/22	800	811
AbbVie Inc.	3.200%	11/6/22	275	282
AbbVie Inc.	2.850%	5/14/23	200	201
AbbVie Inc.	3.600%	5/14/25	525	543
AbbVie Inc.	3.200%	5/14/26	350	350
AbbVie Inc.	4.500%	5/14/35	475	510
AbbVie Inc.	4.300%	5/14/36	190	199
AbbVie Inc.	4.400%	11/6/42	476	498
AbbVie Inc.	4.700%	5/14/45	452	492
AbbVie Inc.	4.450%	5/14/46	400	421
Actavis Inc.	3.250%	10/1/22	300	308
Agilent Technologies Inc.	5.000%	7/15/20	100	107
Agilent Technologies Inc.	3.200%	10/1/22	300	304
Agilent Technologies Inc.	3.875%	7/15/23	100	103
Agilent Technologies Inc.	3.050%	9/22/26	75	72
Allergan Funding SCS	3.000%	3/12/20	949	967
Allergan Funding SCS	3.450%	3/15/22	507	525

Allergan Funding SCS	3.850%	6/15/24	200	208
Allergan Funding SCS	3.800%	3/15/25	740	766
Allergan Funding SCS	4.550%	3/15/35	450	480
Allergan Funding SCS	4.850%	6/15/44	295	323
Allergan Funding SCS	4.750%	3/15/45	393	427
Allergan Inc.	2.800%	3/15/23	100	100
Altria Group Inc.	9.250%	8/6/19	185	209
Altria Group Inc.	2.625%	1/14/20	500	507
Altria Group Inc.	4.750%	5/5/21	125	136
Altria Group Inc.	2.850%	8/9/22	125	127
Altria Group Inc.	2.950%	5/2/23	350	355
Altria Group Inc.	2.625%	9/16/26	75	72
Altria Group Inc.	4.250%	8/9/42	150	153
Altria Group Inc.	4.500%	5/2/43	200	214
Altria Group Inc.	5.375%	1/31/44	350	421
Altria Group Inc.	3.875%	9/16/46	225	219
AmerisourceBergen Corp.	4.875%	11/15/19	25	26
AmerisourceBergen Corp.	3.500%	11/15/21	200	207
AmerisourceBergen Corp.	3.400%	5/15/24	75	77
AmerisourceBergen Corp.	3.250%	3/1/25	50	51
AmerisourceBergen Corp.	4.250%	3/1/45	50	50
Amgen Inc.	5.700%	2/1/19	75	79
Amgen Inc.	1.900%	5/10/19	175	175
Amgen Inc.	2.200%	5/22/19	275	276
Amgen Inc.	2.125%	5/1/20	175	175
Amgen Inc.	2.200%	5/11/20	175	176
Amgen Inc.	3.450%	10/1/20	225	233
Amgen Inc.	4.100%	6/15/21	150	159
Amgen Inc.	1.850%	8/19/21	125	123
Amgen Inc.	3.875%	11/15/21	350	370
Amgen Inc.	2.700%	5/1/22	75	75
Amgen Inc.	2.650%	5/11/22	75	76
Amgen Inc.	3.625%	5/15/22	225	234
Amgen Inc.	2.250%	8/19/23	150	146
Amgen Inc.	3.625%	5/22/24	500	521
Amgen Inc.	3.125%	5/1/25	325	327
Amgen Inc.	2.600%	8/19/26	225	216
Amgen Inc.	4.950%	10/1/41	300	337
Amgen Inc.	4.400%	5/1/45	450	478
Amgen Inc.	4.563%	6/15/48	666	722
Amgen Inc.	4.663%	6/15/51	634	695
Anheuser-Busch Cos. LLC	5.000%	3/1/19	100	104
Anheuser-Busch InBev Finance Inc.	1.900%	2/1/19	825	827
Anheuser-Busch InBev Finance Inc.	2.150%	2/1/19	425	428
Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	1,925	1,956
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	250	251
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	1,030	1,067
Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	250	263
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	2,375	2,457
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,070	1,178
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	300	298
Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	200	218
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	1,910	2,175
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	700	752
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	175	193
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	500	537
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	150	161

Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	75	80
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	525	529
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	150	238
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	525	594
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	325	312
Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	401	428
Archer-Daniels-Midland Co.	4.479%	3/1/21	163	175
Archer-Daniels-Midland Co.	2.500%	8/11/26	200	192
Archer-Daniels-Midland Co.	5.935%	10/1/32	80	98
Archer-Daniels-Midland Co.	5.375%	9/15/35	95	111
Archer-Daniels-Midland Co.	4.535%	3/26/42	50	55
Archer-Daniels-Midland Co.	4.016%	4/16/43	200	206
Archer-Daniels-Midland Co.	3.750%	9/15/47	100	99
Ascension Health	3.945%	11/15/46	175	179
4 Ascension Health	4.847%	11/15/53	75	86
AstraZeneca plc	1.750%	11/16/18	200	200
AstraZeneca plc	1.950%	9/18/19	25	25
AstraZeneca plc	2.375%	11/16/20	350	352
AstraZeneca plc	2.375%	6/12/22	375	371
AstraZeneca plc	3.375%	11/16/25	250	254
AstraZeneca plc	3.125%	6/12/27	175	172
AstraZeneca plc	6.450%	9/15/37	450	598
AstraZeneca plc	4.000%	9/18/42	250	251
AstraZeneca plc	4.375%	11/16/45	150	159
9 BAT Capital Corp.	2.297%	8/14/20	375	375
9 BAT Capital Corp.	2.764%	8/15/22	850	851
9 BAT Capital Corp.	3.222%	8/15/24	450	450
9 BAT Capital Corp.	3.557%	8/15/27	625	628
9 BAT Capital Corp.	4.390%	8/15/37	450	460
9 BAT Capital Corp.	4.540%	8/15/47	375	384
Baxalta Inc.	2.875%	6/23/20	175	178
Baxalta Inc.	3.600%	6/23/22	50	52
Baxalta Inc.	4.000%	6/23/25	300	315
Baxalta Inc.	5.250%	6/23/45	245	283
Baxter International Inc.	1.700%	8/15/21	150	146
Baxter International Inc.	3.500%	8/15/46	100	90
Baylor Scott & White Holdings Texas
Revenue	4.185%	11/15/45	100	105
Beam Suntory Inc.	3.250%	5/15/22	50	51
Becton Dickinson & Co.	2.133%	6/6/19	175	175
Becton Dickinson & Co.	2.675%	12/15/19	175	177
Becton Dickinson & Co.	2.404%	6/5/20	200	200
Becton Dickinson & Co.	3.250%	11/12/20	150	153
Becton Dickinson & Co.	3.125%	11/8/21	65	66
Becton Dickinson & Co.	2.894%	6/6/22	300	301
Becton Dickinson & Co.	3.300%	3/1/23	50	50
Becton Dickinson & Co.	3.363%	6/6/24	275	277
Becton Dickinson & Co.	3.734%	12/15/24	272	279
Becton Dickinson & Co.	3.700%	6/6/27	500	506
Becton Dickinson & Co.	4.875%	5/15/44	50	53
Becton Dickinson & Co.	4.685%	12/15/44	200	209
Bio-Rad Laboratories Inc.	4.875%	12/15/20	75	80
Biogen Inc.	2.900%	9/15/20	325	333
Biogen Inc.	3.625%	9/15/22	275	289
Biogen Inc.	4.050%	9/15/25	300	320
Biogen Inc.	5.200%	9/15/45	340	391
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	150	157

Boston Scientific Corp.	2.650%	10/1/18	285	287
Boston Scientific Corp.	6.000%	1/15/20	150	163
Boston Scientific Corp.	2.850%	5/15/20	100	102
Boston Scientific Corp.	3.375%	5/15/22	50	51
Boston Scientific Corp.	3.850%	5/15/25	150	156
Boston Scientific Corp.	7.000%	11/15/35	50	64
Boston Scientific Corp.	7.375%	1/15/40	50	67
Bristol-Myers Squibb Co.	2.000%	8/1/22	275	271
Bristol-Myers Squibb Co.	7.150%	6/15/23	200	248
Brown-Forman Corp.	4.500%	7/15/45	100	107
Bunge Ltd. Finance Corp.	8.500%	6/15/19	275	302
Bunge Ltd. Finance Corp.	3.000%	9/25/22	250	249
Campbell Soup Co.	3.300%	3/19/25	125	126
Campbell Soup Co.	3.800%	8/2/42	75	71
Cardinal Health Inc.	1.948%	6/14/19	150	150
Cardinal Health Inc.	2.616%	6/15/22	150	149
Cardinal Health Inc.	3.200%	3/15/23	150	152
Cardinal Health Inc.	3.079%	6/15/24	150	151
Cardinal Health Inc.	3.750%	9/15/25	100	104
Cardinal Health Inc.	3.410%	6/15/27	265	266
Cardinal Health Inc.	4.500%	11/15/44	100	104
Cardinal Health Inc.	4.900%	9/15/45	100	110
Cardinal Health Inc.	4.368%	6/15/47	150	153
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	75	73
4 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	200	188
Celgene Corp.	2.250%	5/15/19	125	125
Celgene Corp.	2.875%	8/15/20	250	255
Celgene Corp.	3.950%	10/15/20	125	132
Celgene Corp.	3.250%	8/15/22	175	181
Celgene Corp.	3.550%	8/15/22	50	52
Celgene Corp.	4.000%	8/15/23	125	134
Celgene Corp.	3.625%	5/15/24	175	182
Celgene Corp.	3.875%	8/15/25	425	448
Celgene Corp.	5.700%	10/15/40	50	59
Celgene Corp.	5.250%	8/15/43	175	203
Celgene Corp.	4.625%	5/15/44	175	188
Celgene Corp.	5.000%	8/15/45	250	284
Children's Hospital Medical Center Ohio GO	4.268%	5/15/44	50	53
Church & Dwight Co. Inc.	2.450%	12/15/19	75	76
Church & Dwight Co. Inc.	2.450%	8/1/22	25	25
Church & Dwight Co. Inc.	3.150%	8/1/27	100	99
Church & Dwight Co. Inc.	3.950%	8/1/47	75	74
City of Hope	5.623%	11/15/43	75	94
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	100	109
Clorox Co.	3.800%	11/15/21	250	263
Clorox Co.	3.500%	12/15/24	250	258
Clorox Co.	3.100%	10/1/27	50	50
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	125	127
Coca-Cola Co.	1.375%	5/30/19	100	100
Coca-Cola Co.	1.875%	10/27/20	400	400
Coca-Cola Co.	2.450%	11/1/20	250	254
Coca-Cola Co.	3.150%	11/15/20	125	130
Coca-Cola Co.	1.550%	9/1/21	175	172
Coca-Cola Co.	3.300%	9/1/21	250	262
Coca-Cola Co.	2.200%	5/25/22	100	100
Coca-Cola Co.	3.200%	11/1/23	225	234
Coca-Cola Co.	2.875%	10/27/25	300	302

Coca-Cola Co.	2.550%	6/1/26	100	98
Coca-Cola Co.	2.250%	9/1/26	200	190
Coca-Cola Co.	2.900%	5/25/27	100	100
Coca-Cola Enterprises Inc.	3.500%	9/15/20	300	311
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	66	66
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	100	105
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	250	263
Colgate-Palmolive Co.	1.750%	3/15/19	275	275
Colgate-Palmolive Co.	2.450%	11/15/21	175	177
Colgate-Palmolive Co.	2.100%	5/1/23	280	275
Colgate-Palmolive Co.	3.250%	3/15/24	100	104
Colgate-Palmolive Co.	4.000%	8/15/45	150	155
Colgate-Palmolive Co.	3.700%	8/1/47	50	49
Conagra Brands Inc.	3.250%	9/15/22	75	77
Conagra Brands Inc.	3.200%	1/25/23	151	153
Conagra Brands Inc.	8.250%	9/15/30	50	70
Constellation Brands Inc.	3.875%	11/15/19	75	78
Constellation Brands Inc.	3.750%	5/1/21	100	104
Constellation Brands Inc.	6.000%	5/1/22	100	114
Constellation Brands Inc.	2.700%	5/9/22	50	50
Constellation Brands Inc.	4.250%	5/1/23	200	215
Constellation Brands Inc.	4.750%	11/15/24	175	192
Constellation Brands Inc.	3.700%	12/6/26	100	102
Constellation Brands Inc.	3.500%	5/9/27	150	152
Constellation Brands Inc.	4.500%	5/9/47	75	79
Covidien International Finance SA	4.200%	6/15/20	100	106
Covidien International Finance SA	3.200%	6/15/22	200	206
CR Bard Inc.	4.400%	1/15/21	75	79
Danaher Corp.	2.400%	9/15/20	100	101
Danaher Corp.	3.350%	9/15/25	100	104
Danaher Corp.	4.375%	9/15/45	100	108
Delhaize America LLC	9.000%	4/15/31	100	147
Diageo Capital plc	4.828%	7/15/20	125	134
Diageo Capital plc	2.625%	4/29/23	500	505
Diageo Capital plc	5.875%	9/30/36	50	64
Diageo Investment Corp.	2.875%	5/11/22	200	205
Diageo Investment Corp.	4.250%	5/11/42	150	159
Dignity Health California GO	3.125%	11/1/22	50	50
Dignity Health California GO	3.812%	11/1/24	100	103
Dignity Health California GO	4.500%	11/1/42	100	95
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	75	75
Dr Pepper Snapple Group Inc.	2.700%	11/15/22	50	50
Dr Pepper Snapple Group Inc.	3.130%	12/15/23	100	102
Dr Pepper Snapple Group Inc.	3.400%	11/15/25	100	101
Dr Pepper Snapple Group Inc.	2.550%	9/15/26	75	71
9 Dr Pepper Snapple Group Inc.	3.430%	6/15/27	25	25
Dr Pepper Snapple Group Inc.	3.430%	6/15/27	75	75
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	16	23
9 Dr Pepper Snapple Group Inc.	4.500%	11/15/45	100	106
Dr Pepper Snapple Group Inc.	4.420%	12/15/46	50	52
Duke University Health System Inc.	3.920%	6/1/47	100	102
Edwards Lifesciences Corp.	2.875%	10/15/18	100	101
Eli Lilly & Co.	1.950%	3/15/19	125	126
Eli Lilly & Co.	2.350%	5/15/22	50	50
Eli Lilly & Co.	2.750%	6/1/25	150	150
Eli Lilly & Co.	3.100%	5/15/27	125	126
Eli Lilly & Co.	5.550%	3/15/37	100	125

Eli Lilly & Co.	3.700%	3/1/45	160	161
Eli Lilly & Co.	3.950%	5/15/47	125	131
Estee Lauder Cos. Inc.	1.800%	2/7/20	100	100
Estee Lauder Cos. Inc.	1.700%	5/10/21	225	222
Estee Lauder Cos. Inc.	3.150%	3/15/27	150	152
Estee Lauder Cos. Inc.	6.000%	5/15/37	75	95
Estee Lauder Cos. Inc.	4.375%	6/15/45	100	108
Estee Lauder Cos. Inc.	4.150%	3/15/47	100	105
Express Scripts Holding Co.	3.300%	2/25/21	450	462
Express Scripts Holding Co.	4.750%	11/15/21	425	461
Express Scripts Holding Co.	3.900%	2/15/22	200	210
Express Scripts Holding Co.	3.000%	7/15/23	500	500
Express Scripts Holding Co.	4.500%	2/25/26	265	283
Express Scripts Holding Co.	3.400%	3/1/27	300	295
Express Scripts Holding Co.	6.125%	11/15/41	42	51
Express Scripts Holding Co.	4.800%	7/15/46	475	502
Flowers Foods Inc.	4.375%	4/1/22	100	107
Flowers Foods Inc.	3.500%	10/1/26	50	49
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	100	102
General Mills Inc.	5.650%	2/15/19	275	289
General Mills Inc.	2.200%	10/21/19	200	202
General Mills Inc.	3.150%	12/15/21	25	26
General Mills Inc.	3.200%	2/10/27	150	149
General Mills Inc.	5.400%	6/15/40	100	116
Gilead Sciences Inc.	2.050%	4/1/19	400	402
Gilead Sciences Inc.	2.350%	2/1/20	105	106
Gilead Sciences Inc.	2.550%	9/1/20	325	331
Gilead Sciences Inc.	4.500%	4/1/21	150	161
Gilead Sciences Inc.	4.400%	12/1/21	725	783
Gilead Sciences Inc.	3.250%	9/1/22	225	233
Gilead Sciences Inc.	2.500%	9/1/23	125	124
Gilead Sciences Inc.	3.700%	4/1/24	350	369
Gilead Sciences Inc.	3.500%	2/1/25	310	322
Gilead Sciences Inc.	3.650%	3/1/26	575	599
Gilead Sciences Inc.	2.950%	3/1/27	225	223
Gilead Sciences Inc.	4.600%	9/1/35	150	165
Gilead Sciences Inc.	5.650%	12/1/41	175	217
Gilead Sciences Inc.	4.800%	4/1/44	300	337
Gilead Sciences Inc.	4.500%	2/1/45	275	296
Gilead Sciences Inc.	4.750%	3/1/46	405	453
Gilead Sciences Inc.	4.150%	3/1/47	575	590
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	50	51
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	550	760
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	100	108
GlaxoSmithKline Capital plc	2.850%	5/8/22	100	102
Hackensack Meridian Health	4.500%	7/1/57	50	54
Hasbro Inc.	6.350%	3/15/40	125	152
Hasbro Inc.	5.100%	5/15/44	50	53
Hershey Co.	4.125%	12/1/20	75	80
Hershey Co.	2.625%	5/1/23	100	101
Hershey Co.	3.200%	8/21/25	65	66
Hershey Co.	2.300%	8/15/26	100	94
Hillshire Brands Co.	4.100%	9/15/20	50	52
Ingredion Inc.	4.625%	11/1/20	25	27
Ingredion Inc.	3.200%	10/1/26	100	98
JM Smucker Co.	2.500%	3/15/20	75	76
JM Smucker Co.	3.500%	10/15/21	175	181

JM Smucker Co.	3.000%	3/15/22	100	102
JM Smucker Co.	3.500%	3/15/25	175	179
JM Smucker Co.	4.250%	3/15/35	100	104
JM Smucker Co.	4.375%	3/15/45	100	105
Johns Hopkins Health System Corp.	3.837%	5/15/46	100	100
Johnson & Johnson	1.125%	3/1/19	150	149
Johnson & Johnson	2.950%	9/1/20	100	103
Johnson & Johnson	1.650%	3/1/21	275	273
Johnson & Johnson	2.250%	3/3/22	425	428
Johnson & Johnson	2.050%	3/1/23	125	123
Johnson & Johnson	3.375%	12/5/23	200	212
Johnson & Johnson	2.450%	3/1/26	350	344
Johnson & Johnson	2.950%	3/3/27	175	177
Johnson & Johnson	6.950%	9/1/29	25	34
Johnson & Johnson	4.950%	5/15/33	150	180
Johnson & Johnson	4.375%	12/5/33	100	113
Johnson & Johnson	3.550%	3/1/36	175	180
Johnson & Johnson	3.625%	3/3/37	150	155
Johnson & Johnson	5.950%	8/15/37	375	502
Johnson & Johnson	4.500%	9/1/40	150	171
Johnson & Johnson	3.700%	3/1/46	350	361
Johnson & Johnson	3.750%	3/3/47	175	183
Kaiser Foundation Hospitals	3.500%	4/1/22	50	52
Kaiser Foundation Hospitals	3.150%	5/1/27	100	101
Kaiser Foundation Hospitals	4.875%	4/1/42	250	293
Kaiser Foundation Hospitals	4.150%	5/1/47	150	159
Kellogg Co.	4.150%	11/15/19	125	130
Kellogg Co.	4.000%	12/15/20	172	181
Kellogg Co.	2.650%	12/1/23	150	148
Kellogg Co.	3.250%	4/1/26	125	125
Kellogg Co.	7.450%	4/1/31	25	34
Kellogg Co.	4.500%	4/1/46	250	259
Kimberly-Clark Corp.	1.400%	2/15/19	125	124
Kimberly-Clark Corp.	3.625%	8/1/20	140	146
Kimberly-Clark Corp.	3.050%	8/15/25	50	51
Kimberly-Clark Corp.	2.750%	2/15/26	100	99
Kimberly-Clark Corp.	6.625%	8/1/37	250	349
Kimberly-Clark Corp.	3.200%	7/30/46	100	90
Koninklijke Ahold Delhaize NV	5.700%	10/1/40	100	115
Koninklijke Philips NV	3.750%	3/15/22	200	211
Koninklijke Philips NV	5.000%	3/15/42	50	55
Kraft Foods Group Inc.	5.375%	2/10/20	138	148
Kraft Foods Group Inc.	6.875%	1/26/39	325	419
Kraft Foods Group Inc.	5.000%	6/4/42	435	462
Kraft Heinz Foods Co.	2.800%	7/2/20	280	285
Kraft Heinz Foods Co.	3.500%	7/15/22	225	233
Kraft Heinz Foods Co.	3.950%	7/15/25	360	371
Kraft Heinz Foods Co.	3.000%	6/1/26	525	503
Kraft Heinz Foods Co.	5.000%	7/15/35	170	185
Kraft Heinz Foods Co.	5.200%	7/15/45	295	323
Kraft Heinz Foods Co.	4.375%	6/1/46	575	564
Laboratory Corp. of America Holdings	2.500%	11/1/18	50	50
Laboratory Corp. of America Holdings	2.625%	2/1/20	50	51
Laboratory Corp. of America Holdings	3.200%	2/1/22	100	102
Laboratory Corp. of America Holdings	3.750%	8/23/22	25	26
Laboratory Corp. of America Holdings	3.250%	9/1/24	150	150
Laboratory Corp. of America Holdings	3.600%	2/1/25	175	178

Laboratory Corp. of America Holdings	3.600%	9/1/27	100	101
Laboratory Corp. of America Holdings	4.700%	2/1/45	145	150
Life Technologies Corp.	6.000%	3/1/20	125	136
Life Technologies Corp.	5.000%	1/15/21	100	107
Mattel Inc.	2.350%	5/6/19	200	200
Mattel Inc.	2.350%	8/15/21	175	170
Mattel Inc.	3.150%	3/15/23	25	25
4 Mayo Clinic	3.774%	11/15/43	75	75
4 Mayo Clinic	4.128%	11/15/52	50	53
McCormick & Co. Inc.	3.900%	7/15/21	50	52
McCormick & Co. Inc.	3.400%	8/15/27	150	150
McKesson Corp.	7.500%	2/15/19	250	268
McKesson Corp.	2.284%	3/15/19	150	151
McKesson Corp.	4.750%	3/1/21	25	27
McKesson Corp.	3.796%	3/15/24	200	210
McKesson Corp.	6.000%	3/1/41	200	248
Mead Johnson Nutrition Co.	4.900%	11/1/19	100	106
Mead Johnson Nutrition Co.	3.000%	11/15/20	150	154
Mead Johnson Nutrition Co.	4.125%	11/15/25	125	134
Mead Johnson Nutrition Co.	5.900%	11/1/39	100	124
Mead Johnson Nutrition Co.	4.600%	6/1/44	75	82
Medtronic Global Holdings SCA	3.350%	4/1/27	150	153
Medtronic Inc.	5.600%	3/15/19	25	26
Medtronic Inc.	2.500%	3/15/20	450	457
Medtronic Inc.	3.125%	3/15/22	460	474
Medtronic Inc.	3.150%	3/15/22	650	672
Medtronic Inc.	3.625%	3/15/24	50	53
Medtronic Inc.	3.500%	3/15/25	850	885
Medtronic Inc.	4.375%	3/15/35	468	513
Medtronic Inc.	6.500%	3/15/39	25	34
Medtronic Inc.	5.550%	3/15/40	150	186
Medtronic Inc.	4.500%	3/15/42	171	189
Medtronic Inc.	4.625%	3/15/44	55	62
Medtronic Inc.	4.625%	3/15/45	950	1,076
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	50	59
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	150	154
Memorial Sloan-Kettering Cancer Center New
York GO	4.200%	7/1/55	25	26
Merck & Co. Inc.	1.850%	2/10/20	200	200
Merck & Co. Inc.	3.875%	1/15/21	250	264
Merck & Co. Inc.	2.350%	2/10/22	225	227
Merck & Co. Inc.	2.400%	9/15/22	250	251
Merck & Co. Inc.	2.800%	5/18/23	325	333
Merck & Co. Inc.	2.750%	2/10/25	450	451
Merck & Co. Inc.	6.500%	12/1/33	75	101
Merck & Co. Inc.	6.550%	9/15/37	125	174
Merck & Co. Inc.	3.600%	9/15/42	100	99
Merck & Co. Inc.	4.150%	5/18/43	200	217
Merck & Co. Inc.	3.700%	2/10/45	475	482
Merck Sharp & Dohme Corp.	5.000%	6/30/19	100	105
Merck Sharp & Dohme Corp.	5.750%	11/15/36	150	190
9 Molson Coors Brewing Co.	1.900%	3/15/19	100	100
Molson Coors Brewing Co.	1.450%	7/15/19	100	99
9 Molson Coors Brewing Co.	2.250%	3/15/20	100	100
Molson Coors Brewing Co.	2.100%	7/15/21	100	99

Molson Coors Brewing Co.	3.500%	5/1/22	25	26
Molson Coors Brewing Co.	3.000%	7/15/26	350	340
Molson Coors Brewing Co.	5.000%	5/1/42	100	111
Molson Coors Brewing Co.	4.200%	7/15/46	425	423
Mondelez International Inc.	6.500%	2/9/40	100	129
Mylan Inc.	2.550%	3/28/19	275	276
Mylan Inc.	4.200%	11/29/23	150	155
Mylan Inc.	5.400%	11/29/43	75	82
Mylan NV	2.500%	6/7/19	75	75
Mylan NV	3.150%	6/15/21	400	407
Mylan NV	3.950%	6/15/26	400	406
Mylan NV	5.250%	6/15/46	175	190
New York & Presbyterian Hospital	4.024%	8/1/45	130	134
New York & Presbyterian Hospital	4.063%	8/1/56	75	76
Newell Brands Inc.	2.150%	10/15/18	50	50
Newell Brands Inc.	2.875%	12/1/19	50	51
Newell Brands Inc.	3.150%	4/1/21	175	179
Newell Brands Inc.	3.850%	4/1/23	310	326
Newell Brands Inc.	4.000%	12/1/24	100	104
Newell Brands Inc.	3.900%	11/1/25	50	51
Newell Brands Inc.	4.200%	4/1/26	475	499
Newell Brands Inc.	5.375%	4/1/36	100	117
Newell Brands Inc.	5.500%	4/1/46	500	591
Northwell Healthcare Inc.	3.979%	11/1/46	150	143
Northwell Healthcare Inc.	4.260%	11/1/47	200	202
Novartis Capital Corp.	1.800%	2/14/20	250	249
Novartis Capital Corp.	4.400%	4/24/20	150	159
Novartis Capital Corp.	2.400%	5/17/22	400	401
Novartis Capital Corp.	2.400%	9/21/22	125	125
Novartis Capital Corp.	3.400%	5/6/24	400	418
Novartis Capital Corp.	3.000%	11/20/25	300	304
Novartis Capital Corp.	3.100%	5/17/27	175	177
Novartis Capital Corp.	3.700%	9/21/42	75	75
Novartis Capital Corp.	4.400%	5/6/44	350	396
Novartis Capital Corp.	4.000%	11/20/45	250	268
Novartis Securities Investment Ltd.	5.125%	2/10/19	450	470
NYU Hospitals Center	4.784%	7/1/44	100	112
4 NYU Hospitals Center	4.368%	7/1/47	100	106
Partners Healthcare System Inc.	4.117%	7/1/55	50	51
PepsiCo Inc.	1.550%	5/2/19	300	299
PepsiCo Inc.	1.350%	10/4/19	175	174
PepsiCo Inc.	4.500%	1/15/20	25	26
PepsiCo Inc.	1.850%	4/30/20	675	676
PepsiCo Inc.	2.150%	10/14/20	200	201
PepsiCo Inc.	3.000%	8/25/21	150	155
PepsiCo Inc.	1.700%	10/6/21	175	172
PepsiCo Inc.	2.750%	3/5/22	375	383
PepsiCo Inc.	2.250%	5/2/22	150	150
PepsiCo Inc.	2.750%	4/30/25	200	199
PepsiCo Inc.	3.500%	7/17/25	125	130
PepsiCo Inc.	2.375%	10/6/26	225	215
PepsiCo Inc.	5.500%	1/15/40	250	312
PepsiCo Inc.	4.875%	11/1/40	250	288
PepsiCo Inc.	4.000%	3/5/42	175	179
PepsiCo Inc.	4.250%	10/22/44	200	213
PepsiCo Inc.	4.450%	4/14/46	125	139
PepsiCo Inc.	3.450%	10/6/46	225	214

PepsiCo Inc.	4.000%	5/2/47	175	181
PerkinElmer Inc.	5.000%	11/15/21	150	163
Perrigo Finance Unlimited Co.	3.900%	12/15/24	200	204
Perrigo Finance Unlimited Co.	4.375%	3/15/26	225	231
Perrigo Finance Unlimited Co.	4.900%	12/15/44	200	202
Pfizer Inc.	2.100%	5/15/19	450	454
Pfizer Inc.	1.450%	6/3/19	225	224
Pfizer Inc.	1.700%	12/15/19	100	100
Pfizer Inc.	1.950%	6/3/21	225	224
Pfizer Inc.	2.200%	12/15/21	100	101
Pfizer Inc.	3.400%	5/15/24	100	105
Pfizer Inc.	2.750%	6/3/26	240	238
Pfizer Inc.	3.000%	12/15/26	300	303
Pfizer Inc.	4.000%	12/15/36	350	373
Pfizer Inc.	7.200%	3/15/39	275	407
Pfizer Inc.	4.300%	6/15/43	125	135
Pfizer Inc.	4.400%	5/15/44	200	222
Pfizer Inc.	4.125%	12/15/46	275	293
Pharmacia LLC	6.600%	12/1/28	75	98
Philip Morris International Inc.	1.875%	1/15/19	775	777
Philip Morris International Inc.	1.375%	2/25/19	100	99
Philip Morris International Inc.	2.000%	2/21/20	175	175
Philip Morris International Inc.	1.875%	2/25/21	125	123
Philip Morris International Inc.	2.375%	8/17/22	150	149
Philip Morris International Inc.	2.625%	3/6/23	100	100
Philip Morris International Inc.	2.125%	5/10/23	95	92
Philip Morris International Inc.	3.250%	11/10/24	225	229
Philip Morris International Inc.	3.375%	8/11/25	400	408
Philip Morris International Inc.	2.750%	2/25/26	125	122
Philip Morris International Inc.	6.375%	5/16/38	200	266
Philip Morris International Inc.	4.375%	11/15/41	425	449
Philip Morris International Inc.	4.500%	3/20/42	100	106
Philip Morris International Inc.	3.875%	8/21/42	25	25
Philip Morris International Inc.	4.125%	3/4/43	125	127
Philip Morris International Inc.	4.875%	11/15/43	125	140
Philip Morris International Inc.	4.250%	11/10/44	200	209
4 Procter & Gamble - Esop	9.360%	1/1/21	177	198
Procter & Gamble Co.	1.850%	2/2/21	100	99
Procter & Gamble Co.	1.700%	11/3/21	125	123
Procter & Gamble Co.	2.300%	2/6/22	425	427
Procter & Gamble Co.	3.100%	8/15/23	150	156
Procter & Gamble Co.	2.700%	2/2/26	100	99
Procter & Gamble Co.	2.450%	11/3/26	100	96
Procter & Gamble Co.	5.550%	3/5/37	30	40
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	50	48
Quest Diagnostics Inc.	2.700%	4/1/19	75	76
Quest Diagnostics Inc.	2.500%	3/30/20	70	70
Quest Diagnostics Inc.	4.250%	4/1/24	100	107
Quest Diagnostics Inc.	3.500%	3/30/25	125	126
Quest Diagnostics Inc.	3.450%	6/1/26	125	126
Quest Diagnostics Inc.	5.750%	1/30/40	13	15
Reynolds American Inc.	8.125%	6/23/19	175	193
Reynolds American Inc.	3.250%	6/12/20	370	380
Reynolds American Inc.	4.000%	6/12/22	175	185
Reynolds American Inc.	4.850%	9/15/23	25	27
Reynolds American Inc.	4.450%	6/12/25	475	508

Reynolds American Inc.	5.700%	8/15/35	175	204
Reynolds American Inc.	7.250%	6/15/37	125	169
Reynolds American Inc.	5.850%	8/15/45	375	452
RWJ Barnabas Health Inc.	3.949%	7/1/46	100	99
Sanofi	4.000%	3/29/21	350	370
Shire Acquisitions Investments Ireland DAC	1.900%	9/23/19	575	573
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	1,000	993
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	600	595
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	300	296
SSM Health Care Corp.	3.823%	6/1/27	100	103
Stryker Corp.	2.000%	3/8/19	125	125
Stryker Corp.	4.375%	1/15/20	50	53
Stryker Corp.	2.625%	3/15/21	125	127
Stryker Corp.	3.375%	5/15/24	200	206
Stryker Corp.	3.375%	11/1/25	140	143
Stryker Corp.	3.500%	3/15/26	183	188
Stryker Corp.	4.375%	5/15/44	50	52
Stryker Corp.	4.625%	3/15/46	250	272
Sysco Corp.	1.900%	4/1/19	100	100
Sysco Corp.	2.600%	10/1/20	50	51
Sysco Corp.	2.500%	7/15/21	75	75
Sysco Corp.	2.600%	6/12/22	125	125
Sysco Corp.	3.750%	10/1/25	75	78
Sysco Corp.	3.300%	7/15/26	200	201
Sysco Corp.	3.250%	7/15/27	175	174
Sysco Corp.	5.375%	9/21/35	100	117
Sysco Corp.	4.850%	10/1/45	50	55
Sysco Corp.	4.500%	4/1/46	100	105
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	300	303
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	422	408
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	129	130
Teva Pharmaceutical Finance Netherlands III
BV	1.700%	7/19/19	250	246
Teva Pharmaceutical Finance Netherlands III
BV	2.200%	7/21/21	525	503
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	500	477
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	625	574
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	500	425
4 Texas Health Resources	4.330%	11/15/55	25	26
The Kroger Co.	2.000%	1/15/19	50	50
The Kroger Co.	2.300%	1/15/19	100	100
The Kroger Co.	1.500%	9/30/19	100	99
The Kroger Co.	6.150%	1/15/20	125	136
The Kroger Co.	3.300%	1/15/21	250	255
The Kroger Co.	2.600%	2/1/21	50	50
The Kroger Co.	2.950%	11/1/21	150	151
The Kroger Co.	3.400%	4/15/22	175	179
The Kroger Co.	2.800%	8/1/22	100	100
The Kroger Co.	4.000%	2/1/24	175	181
The Kroger Co.	3.500%	2/1/26	100	97
The Kroger Co.	2.650%	10/15/26	150	137
The Kroger Co.	3.700%	8/1/27	100	98
The Kroger Co.	7.700%	6/1/29	50	65
The Kroger Co.	8.000%	9/15/29	125	163

The Kroger Co.	7.500%	4/1/31	100	131
The Kroger Co.	5.400%	7/15/40	50	53
The Kroger Co.	5.150%	8/1/43	100	102
The Kroger Co.	3.875%	10/15/46	50	43
The Kroger Co.	4.450%	2/1/47	225	212
The Kroger Co.	4.650%	1/15/48	100	97
The Pepsi Bottling Group Inc.	7.000%	3/1/29	250	339
Thermo Fisher Scientific Inc.	4.500%	3/1/21	200	213
Thermo Fisher Scientific Inc.	3.600%	8/15/21	200	209
Thermo Fisher Scientific Inc.	3.300%	2/15/22	200	206
Thermo Fisher Scientific Inc.	3.150%	1/15/23	100	102
Thermo Fisher Scientific Inc.	3.000%	4/15/23	125	127
Thermo Fisher Scientific Inc.	3.650%	12/15/25	500	518
Thermo Fisher Scientific Inc.	2.950%	9/19/26	200	196
Thermo Fisher Scientific Inc.	3.200%	8/15/27	50	49
Thermo Fisher Scientific Inc.	5.300%	2/1/44	200	236
Trinity Health Corp.	4.125%	12/1/45	60	60
Tupperware Brands Corp.	4.750%	6/1/21	100	106
Tyson Foods Inc.	2.650%	8/15/19	175	177
Tyson Foods Inc.	2.250%	8/23/21	50	50
Tyson Foods Inc.	4.500%	6/15/22	275	296
Tyson Foods Inc.	3.950%	8/15/24	100	105
Tyson Foods Inc.	3.550%	6/2/27	275	279
Tyson Foods Inc.	4.875%	8/15/34	175	193
Tyson Foods Inc.	5.150%	8/15/44	100	115
Tyson Foods Inc.	4.550%	6/2/47	125	133
Unilever Capital Corp.	2.200%	3/6/19	200	201
Unilever Capital Corp.	2.100%	7/30/20	250	251
Unilever Capital Corp.	4.250%	2/10/21	200	214
Unilever Capital Corp.	1.375%	7/28/21	100	97
Unilever Capital Corp.	2.600%	5/5/24	200	198
Unilever Capital Corp.	3.100%	7/30/25	225	227
Unilever Capital Corp.	2.000%	7/28/26	125	115
Unilever Capital Corp.	5.900%	11/15/32	50	66
Whirlpool Corp.	4.850%	6/15/21	50	54
Whirlpool Corp.	4.700%	6/1/22	100	108
Whirlpool Corp.	3.700%	5/1/25	75	77
Whirlpool Corp.	4.500%	6/1/46	150	155
Whole Foods Market Inc.	5.200%	12/3/25	225	258
Wyeth LLC	7.250%	3/1/23	250	307
Wyeth LLC	6.450%	2/1/24	300	364
Wyeth LLC	6.500%	2/1/34	150	201
Wyeth LLC	6.000%	2/15/36	85	110
Wyeth LLC	5.950%	4/1/37	385	504
Zeneca Wilmington Inc.	7.000%	11/15/23	25	30
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	50	52
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	450	455
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	100	102
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	175	178
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	250	252
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	50	58
Zimmer Biomet Holdings Inc.	4.450%	8/15/45	75	75
Zoetis Inc.	3.450%	11/13/20	75	77
Zoetis Inc.	3.250%	2/1/23	300	310
Zoetis Inc.	4.500%	11/13/25	100	110
Zoetis Inc.	3.000%	9/12/27	150	148
Zoetis Inc.	4.700%	2/1/43	200	221

Zoetis Inc.	3.950%	9/12/47	100	99

Energy (2.6%)
Anadarko Petroleum Corp.	3.450%	7/15/24	100	99
Anadarko Petroleum Corp.	5.550%	3/15/26	200	223
Anadarko Petroleum Corp.	6.450%	9/15/36	200	236
Anadarko Petroleum Corp.	7.950%	6/15/39	25	33
Anadarko Petroleum Corp.	6.200%	3/15/40	275	318
Anadarko Petroleum Corp.	4.500%	7/15/44	400	380
Anadarko Petroleum Corp.	6.600%	3/15/46	200	245
9 Andeavor	4.750%	12/15/23	500	539
9 Andeavor	5.125%	12/15/26	200	219
Apache Corp.	3.625%	2/1/21	75	77
Apache Corp.	6.000%	1/15/37	350	409
Apache Corp.	5.100%	9/1/40	350	366
Apache Corp.	4.750%	4/15/43	200	201
Baker Hughes a GE Co. LLC	3.200%	8/15/21	300	308
Baker Hughes a GE Co. LLC	5.125%	9/15/40	175	202
Boardwalk Pipelines LP	3.375%	2/1/23	100	99
Boardwalk Pipelines LP	4.950%	12/15/24	150	159
Boardwalk Pipelines LP	5.950%	6/1/26	200	223
Boardwalk Pipelines LP	4.450%	7/15/27	100	102
BP Capital Markets plc	4.750%	3/10/19	175	182
BP Capital Markets plc	1.676%	5/3/19	200	200
BP Capital Markets plc	2.237%	5/10/19	425	428
BP Capital Markets plc	1.768%	9/19/19	50	50
BP Capital Markets plc	2.521%	1/15/20	300	304
BP Capital Markets plc	2.315%	2/13/20	500	504
BP Capital Markets plc	4.500%	10/1/20	300	320
BP Capital Markets plc	4.742%	3/11/21	250	271
BP Capital Markets plc	3.062%	3/17/22	25	26
BP Capital Markets plc	3.245%	5/6/22	250	259
BP Capital Markets plc	2.520%	9/19/22	50	50
BP Capital Markets plc	2.500%	11/6/22	75	75
BP Capital Markets plc	2.750%	5/10/23	300	299
BP Capital Markets plc	3.994%	9/26/23	200	214
BP Capital Markets plc	3.216%	11/28/23	200	204
BP Capital Markets plc	3.814%	2/10/24	400	420
BP Capital Markets plc	3.535%	11/4/24	68	70
BP Capital Markets plc	3.506%	3/17/25	200	206
BP Capital Markets plc	3.119%	5/4/26	350	350
BP Capital Markets plc	3.017%	1/16/27	400	393
BP Capital Markets plc	3.279%	9/19/27	150	150
BP Capital Markets plc	3.723%	11/28/28	200	206
Buckeye Partners LP	2.650%	11/15/18	225	226
Buckeye Partners LP	4.150%	7/1/23	75	78
Buckeye Partners LP	3.950%	12/1/26	100	98
Buckeye Partners LP	5.850%	11/15/43	25	27
Buckeye Partners LP	5.600%	10/15/44	75	77
Burlington Resources Finance Co.	7.400%	12/1/31	175	237
Canadian Natural Resources Ltd.	3.450%	11/15/21	100	103
Canadian Natural Resources Ltd.	2.950%	1/15/23	200	199
Canadian Natural Resources Ltd.	3.850%	6/1/27	700	708
Canadian Natural Resources Ltd.	7.200%	1/15/32	150	185
Canadian Natural Resources Ltd.	6.450%	6/30/33	125	148
Canadian Natural Resources Ltd.	5.850%	2/1/35	100	113
Canadian Natural Resources Ltd.	6.500%	2/15/37	50	61

Canadian Natural Resources Ltd.	6.250%	3/15/38	100	120
Canadian Natural Resources Ltd.	4.950%	6/1/47	100	106
Cenovus Energy Inc.	5.700%	10/15/19	100	106
Cenovus Energy Inc.	3.800%	9/15/23	351	353
9 Cenovus Energy Inc.	4.250%	4/15/27	500	496
9 Cenovus Energy Inc.	5.250%	6/15/37	150	149
Cenovus Energy Inc.	6.750%	11/15/39	300	345
Cenovus Energy Inc.	5.200%	9/15/43	100	96
9 Cenovus Energy Inc.	5.400%	6/15/47	200	201
Chevron Corp.	1.790%	11/16/18	300	300
Chevron Corp.	1.686%	2/28/19	100	100
Chevron Corp.	4.950%	3/3/19	275	287
Chevron Corp.	1.561%	5/16/19	200	200
Chevron Corp.	2.193%	11/15/19	300	302
Chevron Corp.	1.961%	3/3/20	275	275
Chevron Corp.	1.991%	3/3/20	100	100
Chevron Corp.	2.419%	11/17/20	200	203
Chevron Corp.	2.100%	5/16/21	300	299
Chevron Corp.	2.411%	3/3/22	125	125
Chevron Corp.	2.498%	3/3/22	100	101
Chevron Corp.	2.355%	12/5/22	325	324
Chevron Corp.	3.191%	6/24/23	400	414
Chevron Corp.	2.895%	3/3/24	100	101
Chevron Corp.	2.954%	5/16/26	400	398
Cimarex Energy Co.	4.375%	6/1/24	200	211
Cimarex Energy Co.	3.900%	5/15/27	250	254
Columbia Pipeline Group Inc.	3.300%	6/1/20	125	128
Columbia Pipeline Group Inc.	4.500%	6/1/25	300	321
Concho Resources Inc.	3.750%	10/1/27	25	25
Concho Resources Inc.	4.875%	10/1/47	50	52
ConocoPhillips	5.900%	10/15/32	450	543
ConocoPhillips	5.900%	5/15/38	150	186
ConocoPhillips	6.500%	2/1/39	200	267
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	200	250
ConocoPhillips Co.	4.200%	3/15/21	500	531
ConocoPhillips Co.	2.400%	12/15/22	250	246
ConocoPhillips Co.	3.350%	11/15/24	100	103
ConocoPhillips Co.	4.150%	11/15/34	100	103
ConocoPhillips Co.	4.300%	11/15/44	125	131
ConocoPhillips Co.	5.950%	3/15/46	300	389
ConocoPhillips Holding Co.	6.950%	4/15/29	150	195
Devon Energy Corp.	4.000%	7/15/21	100	103
Devon Energy Corp.	3.250%	5/15/22	200	202
Devon Energy Corp.	7.950%	4/15/32	233	308
Devon Energy Corp.	5.600%	7/15/41	250	274
Devon Energy Corp.	4.750%	5/15/42	200	202
Devon Financing Co. LLC	7.875%	9/30/31	200	264
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	200	203
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	200	204
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	200	210
Enable Midstream Partners LP	2.400%	5/15/19	100	100
Enable Midstream Partners LP	4.400%	3/15/27	150	152
Enable Midstream Partners LP	5.000%	5/15/44	100	97
Enbridge Energy Partners LP	9.875%	3/1/19	225	248
Enbridge Energy Partners LP	4.375%	10/15/20	100	105
Enbridge Energy Partners LP	5.875%	10/15/25	150	171
Enbridge Energy Partners LP	7.500%	4/15/38	150	189

Enbridge Energy Partners LP	5.500%	9/15/40	75	79
Enbridge Energy Partners LP	7.375%	10/15/45	25	32
Enbridge Inc.	2.900%	7/15/22	100	101
Enbridge Inc.	4.250%	12/1/26	200	210
Enbridge Inc.	3.700%	7/15/27	150	152
Enbridge Inc.	4.500%	6/10/44	100	101
Enbridge Inc.	5.500%	12/1/46	200	231
Encana Corp.	6.500%	8/15/34	300	350
Encana Corp.	6.625%	8/15/37	200	240
Encana Corp.	6.500%	2/1/38	100	119
Energy Transfer LP	9.000%	4/15/19	229	252
Energy Transfer LP	4.150%	10/1/20	75	78
Energy Transfer LP	4.650%	6/1/21	105	112
Energy Transfer LP	3.600%	2/1/23	475	481
Energy Transfer LP	4.050%	3/15/25	1,000	1,009
Energy Transfer LP	4.750%	1/15/26	100	105
Energy Transfer LP	4.200%	4/15/27	100	101
Energy Transfer LP	6.625%	10/15/36	150	171
Energy Transfer LP	6.050%	6/1/41	100	108
Energy Transfer LP	6.500%	2/1/42	175	200
Energy Transfer LP	5.150%	3/15/45	200	192
Energy Transfer LP	6.125%	12/15/45	200	219
Energy Transfer LP	5.300%	4/15/47	200	200
EnLink Midstream Partners LP	4.400%	4/1/24	100	103
EnLink Midstream Partners LP	4.150%	6/1/25	100	101
EnLink Midstream Partners LP	4.850%	7/15/26	200	210
EnLink Midstream Partners LP	5.600%	4/1/44	125	128
EnLink Midstream Partners LP	5.450%	6/1/47	100	103
Enterprise Products Operating LLC	6.500%	1/31/19	50	53
Enterprise Products Operating LLC	2.550%	10/15/19	225	227
Enterprise Products Operating LLC	5.200%	9/1/20	300	325
Enterprise Products Operating LLC	3.350%	3/15/23	200	205
Enterprise Products Operating LLC	3.900%	2/15/24	375	393
Enterprise Products Operating LLC	3.750%	2/15/25	150	155
Enterprise Products Operating LLC	3.700%	2/15/26	100	102
Enterprise Products Operating LLC	3.950%	2/15/27	200	210
Enterprise Products Operating LLC	6.875%	3/1/33	175	221
Enterprise Products Operating LLC	7.550%	4/15/38	150	205
Enterprise Products Operating LLC	6.125%	10/15/39	150	183
Enterprise Products Operating LLC	5.950%	2/1/41	175	210
Enterprise Products Operating LLC	4.450%	2/15/43	300	308
Enterprise Products Operating LLC	4.850%	3/15/44	370	391
Enterprise Products Operating LLC	5.100%	2/15/45	33	36
Enterprise Products Operating LLC	4.900%	5/15/46	200	218
Enterprise Products Operating LLC	4.950%	10/15/54	100	106
4 Enterprise Products Operating LLC	5.250%	8/16/77	100	101
EOG Resources Inc.	4.400%	6/1/20	100	106
EOG Resources Inc.	4.100%	2/1/21	350	368
EOG Resources Inc.	2.625%	3/15/23	450	447
EOG Resources Inc.	3.900%	4/1/35	75	75
EQT Corp.	2.500%	10/1/20	50	50
EQT Corp.	4.875%	11/15/21	125	135
EQT Corp.	3.000%	10/1/22	100	100
EQT Corp.	3.900%	10/1/27	200	199
EQT Midstream Partners LP	4.125%	12/1/26	100	100
Exxon Mobil Corp.	1.819%	3/15/19	345	346
Exxon Mobil Corp.	1.912%	3/6/20	265	265

Exxon Mobil Corp.	2.222%	3/1/21	400	403
Exxon Mobil Corp.	2.397%	3/6/22	350	352
Exxon Mobil Corp.	2.726%	3/1/23	500	507
Exxon Mobil Corp.	2.709%	3/6/25	300	300
Exxon Mobil Corp.	3.043%	3/1/26	300	306
Exxon Mobil Corp.	3.567%	3/6/45	175	171
Exxon Mobil Corp.	4.114%	3/1/46	425	459
Halliburton Co.	3.500%	8/1/23	225	231
Halliburton Co.	3.800%	11/15/25	350	359
Halliburton Co.	4.850%	11/15/35	200	217
Halliburton Co.	6.700%	9/15/38	125	160
Halliburton Co.	7.450%	9/15/39	200	281
Halliburton Co.	4.500%	11/15/41	100	101
Halliburton Co.	4.750%	8/1/43	150	158
Halliburton Co.	5.000%	11/15/45	400	439
Hess Corp.	3.500%	7/15/24	100	98
Hess Corp.	4.300%	4/1/27	250	248
Hess Corp.	7.125%	3/15/33	100	116
Hess Corp.	6.000%	1/15/40	150	155
Hess Corp.	5.600%	2/15/41	300	299
Hess Corp.	5.800%	4/1/47	200	205
HollyFrontier Corp.	5.875%	4/1/26	200	217
Husky Energy Inc.	6.150%	6/15/19	100	107
Husky Energy Inc.	7.250%	12/15/19	200	219
Husky Energy Inc.	4.000%	4/15/24	150	154
Husky Energy Inc.	6.800%	9/15/37	50	63
Kerr-McGee Corp.	6.950%	7/1/24	250	300
Kerr-McGee Corp.	7.875%	9/15/31	50	64
Kinder Morgan Energy Partners LP	9.000%	2/1/19	365	396
Kinder Morgan Energy Partners LP	6.850%	2/15/20	750	825
Kinder Morgan Energy Partners LP	3.500%	3/1/21	125	128
Kinder Morgan Energy Partners LP	5.000%	10/1/21	150	161
Kinder Morgan Energy Partners LP	3.450%	2/15/23	25	25
Kinder Morgan Energy Partners LP	3.500%	9/1/23	125	126
Kinder Morgan Energy Partners LP	4.300%	5/1/24	400	415
Kinder Morgan Energy Partners LP	7.300%	8/15/33	275	335
Kinder Morgan Energy Partners LP	5.800%	3/15/35	50	54
Kinder Morgan Energy Partners LP	6.500%	2/1/37	250	282
Kinder Morgan Energy Partners LP	6.950%	1/15/38	50	60
Kinder Morgan Energy Partners LP	6.500%	9/1/39	200	227
Kinder Morgan Energy Partners LP	6.550%	9/15/40	250	286
Kinder Morgan Energy Partners LP	5.000%	8/15/42	25	25
Kinder Morgan Energy Partners LP	4.700%	11/1/42	375	357
Kinder Morgan Energy Partners LP	5.000%	3/1/43	75	75
Kinder Morgan Inc.	4.300%	6/1/25	300	314
Kinder Morgan Inc.	7.800%	8/1/31	290	368
Kinder Morgan Inc.	7.750%	1/15/32	265	340
Kinder Morgan Inc.	5.300%	12/1/34	175	183
Kinder Morgan Inc.	5.550%	6/1/45	200	216
Kinder Morgan Inc.	5.050%	2/15/46	350	360
Magellan Midstream Partners LP	6.550%	7/15/19	75	81
Magellan Midstream Partners LP	4.250%	2/1/21	125	132
Magellan Midstream Partners LP	5.150%	10/15/43	125	139
Magellan Midstream Partners LP	4.250%	9/15/46	200	198
Magellan Midstream Partners LP	4.200%	10/3/47	50	49
Marathon Oil Corp.	2.700%	6/1/20	150	149
Marathon Oil Corp.	2.800%	11/1/22	175	171

Marathon Oil Corp.	6.800%	3/15/32	400	456
Marathon Oil Corp.	5.200%	6/1/45	100	100
Marathon Petroleum Corp.	2.700%	12/14/18	200	201
Marathon Petroleum Corp.	5.125%	3/1/21	375	406
Marathon Petroleum Corp.	4.750%	9/15/44	250	246
Marathon Petroleum Corp.	5.850%	12/15/45	200	219
MPLX LP	4.500%	7/15/23	200	212
MPLX LP	4.875%	12/1/24	300	323
MPLX LP	4.875%	6/1/25	100	107
MPLX LP	4.125%	3/1/27	300	306
MPLX LP	5.200%	3/1/47	150	157
Nabors Industries Inc.	6.150%	2/15/18	315	319
National Fuel Gas Co.	3.750%	3/1/23	275	281
National Oilwell Varco Inc.	2.600%	12/1/22	125	122
National Oilwell Varco Inc.	3.950%	12/1/42	125	105
Noble Energy Inc.	3.850%	1/15/28	100	100
Noble Energy Inc.	6.000%	3/1/41	100	114
Noble Energy Inc.	5.250%	11/15/43	375	394
Noble Energy Inc.	5.050%	11/15/44	150	155
Noble Energy Inc.	4.950%	8/15/47	100	102
Occidental Petroleum Corp.	4.100%	2/1/21	350	370
Occidental Petroleum Corp.	2.700%	2/15/23	250	251
Occidental Petroleum Corp.	3.500%	6/15/25	250	256
Occidental Petroleum Corp.	3.400%	4/15/26	250	256
Occidental Petroleum Corp.	4.625%	6/15/45	100	109
Occidental Petroleum Corp.	4.400%	4/15/46	500	524
Oceaneering International Inc.	4.650%	11/15/24	85	85
ONEOK Inc.	7.500%	9/1/23	100	120
ONEOK Inc.	4.000%	7/13/27	50	50
ONEOK Inc.	4.950%	7/13/47	200	202
ONEOK Partners LP	8.625%	3/1/19	225	244
ONEOK Partners LP	3.375%	10/1/22	100	101
ONEOK Partners LP	6.650%	10/1/36	300	362
ONEOK Partners LP	6.125%	2/1/41	150	171
Petro-Canada	6.800%	5/15/38	225	301
Phillips 66	4.300%	4/1/22	275	293
Phillips 66	4.650%	11/15/34	200	213
Phillips 66	5.875%	5/1/42	175	214
Phillips 66	4.875%	11/15/44	299	325
Phillips 66 Partners LP	2.646%	2/15/20	35	35
Phillips 66 Partners LP	3.605%	2/15/25	125	125
Phillips 66 Partners LP	4.680%	2/15/45	50	48
Phillips 66 Partners LP	4.900%	10/1/46	200	200
Pioneer Natural Resources Co.	3.950%	7/15/22	200	210
Pioneer Natural Resources Co.	4.450%	1/15/26	300	318
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	75	82
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	100
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	314	301
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	790	767
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	100	101
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	225	192

Plains All American Pipeline LP / PAA
Finance Corp.	4.700%	6/15/44	200	180
Regency Energy Partners LP / Regency
Energy Finance Corp.	6.500%	7/15/21	257	263
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	300	332
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	200	216
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.500%	4/15/23	200	206
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	100	105
Repsol Oil & Gas Canada Inc.	7.750%	6/1/19	121	131
Repsol Oil & Gas Canada Inc.	3.750%	2/1/21	225	222
Sabine Pass Liquefaction LLC	5.625%	2/1/21	500	541
Sabine Pass Liquefaction LLC	6.250%	3/15/22	325	365
Sabine Pass Liquefaction LLC	5.625%	4/15/23	300	333
Sabine Pass Liquefaction LLC	5.750%	5/15/24	500	557
Sabine Pass Liquefaction LLC	5.625%	3/1/25	400	441
Sabine Pass Liquefaction LLC	5.875%	6/30/26	500	559
Sabine Pass Liquefaction LLC	5.000%	3/15/27	200	214
Sabine Pass Liquefaction LLC	4.200%	3/15/28	100	101
Schlumberger Investment SA	3.650%	12/1/23	325	345
Shell International Finance BV	2.000%	11/15/18	500	501
Shell International Finance BV	1.375%	5/10/19	300	298
Shell International Finance BV	1.375%	9/12/19	200	198
Shell International Finance BV	4.300%	9/22/19	550	576
Shell International Finance BV	4.375%	3/25/20	325	345
Shell International Finance BV	2.125%	5/11/20	450	453
Shell International Finance BV	2.250%	11/10/20	100	101
Shell International Finance BV	1.875%	5/10/21	200	199
Shell International Finance BV	1.750%	9/12/21	200	197
Shell International Finance BV	2.250%	1/6/23	100	99
Shell International Finance BV	3.400%	8/12/23	75	78
Shell International Finance BV	3.250%	5/11/25	200	204
Shell International Finance BV	2.875%	5/10/26	500	497
Shell International Finance BV	2.500%	9/12/26	900	867
Shell International Finance BV	4.125%	5/11/35	500	528
Shell International Finance BV	6.375%	12/15/38	475	636
Shell International Finance BV	5.500%	3/25/40	125	152
Shell International Finance BV	4.550%	8/12/43	400	434
Shell International Finance BV	4.375%	5/11/45	400	428
Shell International Finance BV	4.000%	5/10/46	400	405
Shell International Finance BV	3.750%	9/12/46	200	196
Spectra Energy Partners LP	4.750%	3/15/24	400	435
Spectra Energy Partners LP	3.500%	3/15/25	50	50
Spectra Energy Partners LP	4.500%	3/15/45	250	249
Suncor Energy Inc.	3.600%	12/1/24	100	103
Suncor Energy Inc.	5.950%	12/1/34	75	90
Suncor Energy Inc.	6.500%	6/15/38	525	682
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	425	448
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	50	50
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	75	77
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	150	149
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	175	164
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	325	321
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	100	101

TC PipeLines LP	3.900%	5/25/27	50	50
9 TechnipFMC plc	3.450%	10/1/22	25	25
Tosco Corp.	7.800%	1/1/27	130	170
Total Capital Canada Ltd.	2.750%	7/15/23	125	126
Total Capital International SA	2.125%	1/10/19	150	151
Total Capital International SA	2.750%	6/19/21	300	306
Total Capital International SA	2.875%	2/17/22	300	306
Total Capital International SA	2.700%	1/25/23	50	50
Total Capital International SA	3.700%	1/15/24	775	817
Total Capital SA	4.450%	6/24/20	375	400
Total Capital SA	4.125%	1/28/21	125	133
TransCanada PipeLines Ltd.	3.800%	10/1/20	175	183
TransCanada PipeLines Ltd.	2.500%	8/1/22	500	500
TransCanada PipeLines Ltd.	4.875%	1/15/26	100	112
TransCanada PipeLines Ltd.	4.625%	3/1/34	350	383
TransCanada PipeLines Ltd.	5.600%	3/31/34	150	176
TransCanada PipeLines Ltd.	5.850%	3/15/36	300	364
TransCanada PipeLines Ltd.	6.200%	10/15/37	475	611
TransCanada PipeLines Ltd.	5.000%	10/16/43	150	172
Valero Energy Corp.	6.125%	2/1/20	75	81
Valero Energy Corp.	7.500%	4/15/32	725	952
Valero Energy Partners LP	4.375%	12/15/26	100	103
Western Gas Partners LP	5.375%	6/1/21	300	321
Western Gas Partners LP	5.450%	4/1/44	120	127
Williams Partners LP	5.250%	3/15/20	475	509
Williams Partners LP	4.125%	11/15/20	275	288
Williams Partners LP	3.600%	3/15/22	475	491
Williams Partners LP	3.350%	8/15/22	125	126
Williams Partners LP	3.900%	1/15/25	325	331
Williams Partners LP	3.750%	6/15/27	500	499
Williams Partners LP	6.300%	4/15/40	100	119
Williams Partners LP	5.400%	3/4/44	400	434
Williams Partners LP	5.100%	9/15/45	350	368
Williams Partners LP / ACMP Finance Corp.	4.875%	3/15/24	300	314

Other Industrial (0.1%)
California Institute of Technology GO	4.321%	8/1/45	70	78
California Institute of Technology GO	4.700%	11/1/11	50	53
CBRE Services Inc.	5.000%	3/15/23	150	155
CBRE Services Inc.	5.250%	3/15/25	100	110
CBRE Services Inc.	4.875%	3/1/26	100	108
Cintas Corp. No 2	2.900%	4/1/22	100	101
Cintas Corp. No 2	3.250%	6/1/22	75	77
Cintas Corp. No 2	3.700%	4/1/27	175	182
Fluor Corp.	3.375%	9/15/21	75	77
Fluor Corp.	3.500%	12/15/24	250	257
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	200	207
4 Johns Hopkins University Maryland GO	4.083%	7/1/53	25	26
4 Massachusetts Institute of Technology GO	3.959%	7/1/38	125	134
Massachusetts Institute of Technology GO	5.600%	7/1/11	130	169
Massachusetts Institute of Technology GO	4.678%	7/1/14	175	199
4 Northwestern University Illinois GO	4.643%	12/1/44	75	88
4 University of Notre Dame Du Lac Indiana GO	3.438%	2/15/45	100	99
University of Pennsylvania GO	4.674%	9/1/12	50	55
4 University of Southern California GO	3.028%	10/1/39	100	94
4 University of Southern California GO	3.841%	10/1/47	200	209

Yale University Connecticut GO	2.086%	4/15/19	50	50

Technology (2.4%)
Adobe Systems Inc.	4.750%	2/1/20	175	186
Adobe Systems Inc.	3.250%	2/1/25	175	179
Alphabet Inc.	3.625%	5/19/21	150	158
Altera Corp.	2.500%	11/15/18	225	227
Altera Corp.	4.100%	11/15/23	75	81
Amphenol Corp.	2.550%	1/30/19	200	201
Amphenol Corp.	2.200%	4/1/20	50	50
Amphenol Corp.	3.125%	9/15/21	100	102
Amphenol Corp.	3.200%	4/1/24	50	50
Analog Devices Inc.	2.875%	6/1/23	450	446
Analog Devices Inc.	3.500%	12/5/26	200	202
Apple Inc.	1.550%	2/8/19	75	75
Apple Inc.	2.100%	5/6/19	425	428
Apple Inc.	1.100%	8/2/19	275	272
Apple Inc.	1.500%	9/12/19	300	299
Apple Inc.	1.550%	2/7/20	225	224
Apple Inc.	1.900%	2/7/20	175	175
Apple Inc.	1.800%	5/11/20	175	175
Apple Inc.	2.250%	2/23/21	750	755
Apple Inc.	2.850%	5/6/21	875	899
Apple Inc.	1.550%	8/4/21	375	368
Apple Inc.	2.150%	2/9/22	225	224
Apple Inc.	2.500%	2/9/22	300	306
Apple Inc.	2.300%	5/11/22	200	200
Apple Inc.	2.700%	5/13/22	550	560
Apple Inc.	2.850%	2/23/23	300	306
Apple Inc.	2.400%	5/3/23	1,215	1,212
Apple Inc.	3.000%	2/9/24	800	818
Apple Inc.	3.450%	5/6/24	75	79
Apple Inc.	2.850%	5/11/24	350	354
Apple Inc.	2.500%	2/9/25	100	99
Apple Inc.	3.200%	5/13/25	350	358
Apple Inc.	3.250%	2/23/26	600	615
Apple Inc.	2.450%	8/4/26	350	337
Apple Inc.	3.350%	2/9/27	375	386
Apple Inc.	3.200%	5/11/27	350	356
Apple Inc.	2.900%	9/12/27	375	372
Apple Inc.	4.500%	2/23/36	225	252
Apple Inc.	3.850%	5/4/43	450	454
Apple Inc.	4.450%	5/6/44	175	192
Apple Inc.	3.450%	2/9/45	225	213
Apple Inc.	4.650%	2/23/46	1,225	1,387
Apple Inc.	3.850%	8/4/46	400	401
Apple Inc.	4.250%	2/9/47	150	161
Apple Inc.	3.750%	9/12/47	275	273
Applied Materials Inc.	2.625%	10/1/20	125	127
Applied Materials Inc.	4.300%	6/15/21	125	134
Applied Materials Inc.	3.900%	10/1/25	270	287
Applied Materials Inc.	3.300%	4/1/27	200	204
Applied Materials Inc.	5.100%	10/1/35	75	88
Applied Materials Inc.	5.850%	6/15/41	125	159
Applied Materials Inc.	4.350%	4/1/47	175	187
Arrow Electronics Inc.	3.500%	4/1/22	75	77
Arrow Electronics Inc.	4.500%	3/1/23	50	53

Arrow Electronics Inc.	3.250%	9/8/24	100	99
Arrow Electronics Inc.	4.000%	4/1/25	75	76
Arrow Electronics Inc.	3.875%	1/12/28	100	100
Autodesk Inc.	3.125%	6/15/20	100	101
Autodesk Inc.	3.600%	12/15/22	25	26
Autodesk Inc.	4.375%	6/15/25	50	53
Autodesk Inc.	3.500%	6/15/27	75	75
Avnet Inc.	5.875%	6/15/20	200	214
Avnet Inc.	4.875%	12/1/22	50	53
Avnet Inc.	4.625%	4/15/26	100	103
Baidu Inc.	2.750%	6/9/19	200	201
Baidu Inc.	3.500%	11/28/22	500	514
Baidu Inc.	3.625%	7/6/27	200	200
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	2.375%	1/15/20	500	502
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.000%	1/15/22	850	864
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.625%	1/15/24	700	719
9 Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	875	899
Broadridge Financial Solutions Inc.	3.950%	9/1/20	75	78
Broadridge Financial Solutions Inc.	3.400%	6/27/26	100	99
CA Inc.	5.375%	12/1/19	175	186
CA Inc.	3.600%	8/1/20	100	103
CA Inc.	4.700%	3/15/27	100	103
Cadence Design Systems Inc.	4.375%	10/15/24	100	104
Cisco Systems Inc.	4.950%	2/15/19	475	496
Cisco Systems Inc.	1.600%	2/28/19	250	250
Cisco Systems Inc.	2.125%	3/1/19	600	604
Cisco Systems Inc.	4.450%	1/15/20	825	873
Cisco Systems Inc.	2.200%	2/28/21	600	603
Cisco Systems Inc.	2.900%	3/4/21	75	77
Cisco Systems Inc.	3.000%	6/15/22	125	129
Cisco Systems Inc.	2.200%	9/20/23	150	148
Cisco Systems Inc.	3.625%	3/4/24	125	133
Cisco Systems Inc.	2.950%	2/28/26	100	101
Cisco Systems Inc.	2.500%	9/20/26	225	218
Cisco Systems Inc.	5.900%	2/15/39	350	461
Cisco Systems Inc.	5.500%	1/15/40	375	471
Corning Inc.	6.625%	5/15/19	25	27
Corning Inc.	2.900%	5/15/22	175	177
Corning Inc.	5.750%	8/15/40	75	89
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	3.480%	6/1/19	675	687
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	4.420%	6/15/21	900	944
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	5.450%	6/15/23	700	764
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	6.020%	6/15/26	1,050	1,163
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.100%	7/15/36	310	388
9 Diamond 1 Finance Corp. / Diamond 2
Finance Corp.	8.350%	7/15/46	375	481
DXC Technology Co.	2.875%	3/27/20	100	101
DXC Technology Co.	4.250%	4/15/24	100	105

DXC Technology Co.	4.750%	4/15/27	200	214
Equifax Inc.	2.300%	6/1/21	200	195
Fidelity National Information Services Inc.	2.850%	10/15/18	100	101
Fidelity National Information Services Inc.	3.625%	10/15/20	237	247
Fidelity National Information Services Inc.	2.250%	8/15/21	250	249
Fidelity National Information Services Inc.	3.500%	4/15/23	143	147
Fidelity National Information Services Inc.	5.000%	10/15/25	174	194
Fidelity National Information Services Inc.	3.000%	8/15/26	250	243
Fidelity National Information Services Inc.	4.500%	8/15/46	125	130
Fiserv Inc.	2.700%	6/1/20	125	126
Fiserv Inc.	3.500%	10/1/22	150	155
Fiserv Inc.	3.850%	6/1/25	300	313
Flex Ltd.	4.625%	2/15/20	185	194
Hewlett Packard Enterprise Co.	2.850%	10/5/18	350	353
Hewlett Packard Enterprise Co.	3.600%	10/15/20	575	594
Hewlett Packard Enterprise Co.	4.400%	10/15/22	325	346
Hewlett Packard Enterprise Co.	4.900%	10/15/25	450	476
Hewlett Packard Enterprise Co.	6.200%	10/15/35	100	107
Hewlett Packard Enterprise Co.	6.350%	10/15/45	375	397
HP Inc.	3.750%	12/1/20	53	55
HP Inc.	4.300%	6/1/21	500	530
HP Inc.	4.375%	9/15/21	200	212
HP Inc.	4.650%	12/9/21	350	376
HP Inc.	6.000%	9/15/41	100	107
IBM Credit LLC	2.200%	9/8/22	100	99
Intel Corp.	1.850%	5/11/20	175	175
Intel Corp.	2.450%	7/29/20	300	306
Intel Corp.	1.700%	5/19/21	100	99
Intel Corp.	3.300%	10/1/21	100	104
Intel Corp.	2.350%	5/11/22	150	150
Intel Corp.	3.100%	7/29/22	175	182
Intel Corp.	2.700%	12/15/22	275	279
Intel Corp.	2.875%	5/11/24	475	479
Intel Corp.	3.700%	7/29/25	200	212
Intel Corp.	3.150%	5/11/27	225	228
Intel Corp.	4.000%	12/15/32	150	164
Intel Corp.	4.800%	10/1/41	275	319
Intel Corp.	4.250%	12/15/42	300	323
Intel Corp.	4.900%	7/29/45	250	298
Intel Corp.	4.100%	5/19/46	225	236
Intel Corp.	4.100%	5/11/47	250	263
International Business Machines Corp.	1.950%	2/12/19	225	226
International Business Machines Corp.	1.900%	1/27/20	1,000	1,000
International Business Machines Corp.	1.625%	5/15/20	25	25
International Business Machines Corp.	2.900%	11/1/21	25	26
International Business Machines Corp.	2.500%	1/27/22	585	590
International Business Machines Corp.	1.875%	8/1/22	150	147
International Business Machines Corp.	2.875%	11/9/22	240	244
International Business Machines Corp.	3.625%	2/12/24	450	472
International Business Machines Corp.	7.000%	10/30/25	300	384
International Business Machines Corp.	3.300%	1/27/27	225	228
International Business Machines Corp.	6.220%	8/1/27	75	94
International Business Machines Corp.	6.500%	1/15/28	75	96
International Business Machines Corp.	5.600%	11/30/39	98	121
International Business Machines Corp.	4.000%	6/20/42	193	193
International Business Machines Corp.	4.700%	2/19/46	125	140
Jabil Inc.	5.625%	12/15/20	100	108

Juniper Networks Inc.	3.125%	2/26/19	100	102
Juniper Networks Inc.	3.300%	6/15/20	200	205
Juniper Networks Inc.	4.600%	3/15/21	50	53
Juniper Networks Inc.	4.350%	6/15/25	50	52
Juniper Networks Inc.	5.950%	3/15/41	25	28
Keysight Technologies Inc.	3.300%	10/30/19	100	102
Keysight Technologies Inc.	4.550%	10/30/24	100	105
Keysight Technologies Inc.	4.600%	4/6/27	125	131
KLA-Tencor Corp.	4.125%	11/1/21	100	105
KLA-Tencor Corp.	4.650%	11/1/24	200	217
Lam Research Corp.	2.750%	3/15/20	100	102
Lam Research Corp.	2.800%	6/15/21	125	127
Lam Research Corp.	3.800%	3/15/25	100	103
Maxim Integrated Products Inc.	3.375%	3/15/23	25	25
Maxim Integrated Products Inc.	3.450%	6/15/27	150	151
Microsoft Corp.	1.300%	11/3/18	425	424
Microsoft Corp.	4.200%	6/1/19	25	26
Microsoft Corp.	1.100%	8/8/19	615	609
Microsoft Corp.	3.000%	10/1/20	225	233
Microsoft Corp.	2.000%	11/3/20	925	929
Microsoft Corp.	1.550%	8/8/21	525	515
Microsoft Corp.	2.400%	2/6/22	325	328
Microsoft Corp.	2.375%	2/12/22	450	454
Microsoft Corp.	2.650%	11/3/22	200	203
Microsoft Corp.	2.125%	11/15/22	200	198
Microsoft Corp.	2.375%	5/1/23	75	75
Microsoft Corp.	2.000%	8/8/23	300	293
Microsoft Corp.	3.625%	12/15/23	300	319
Microsoft Corp.	2.875%	2/6/24	600	612
Microsoft Corp.	2.700%	2/12/25	250	251
Microsoft Corp.	3.125%	11/3/25	850	873
Microsoft Corp.	2.400%	8/8/26	750	723
Microsoft Corp.	3.300%	2/6/27	675	697
Microsoft Corp.	3.500%	2/12/35	325	331
Microsoft Corp.	4.200%	11/3/35	175	195
Microsoft Corp.	3.450%	8/8/36	700	707
Microsoft Corp.	4.100%	2/6/37	475	518
Microsoft Corp.	4.500%	10/1/40	100	113
Microsoft Corp.	5.300%	2/8/41	50	63
Microsoft Corp.	3.500%	11/15/42	280	272
Microsoft Corp.	3.750%	5/1/43	95	96
Microsoft Corp.	4.875%	12/15/43	150	176
Microsoft Corp.	3.750%	2/12/45	300	306
Microsoft Corp.	4.450%	11/3/45	725	817
Microsoft Corp.	3.700%	8/8/46	750	757
Microsoft Corp.	4.250%	2/6/47	725	797
Microsoft Corp.	4.000%	2/12/55	400	415
Microsoft Corp.	4.750%	11/3/55	175	206
Microsoft Corp.	4.500%	2/6/57	400	454
Motorola Solutions Inc.	3.500%	9/1/21	150	153
Motorola Solutions Inc.	3.750%	5/15/22	200	205
Motorola Solutions Inc.	7.500%	5/15/25	50	60
Motorola Solutions Inc.	5.500%	9/1/44	100	100
NetApp Inc.	2.000%	9/27/19	75	75
NetApp Inc.	3.375%	6/15/21	150	154
NetApp Inc.	3.300%	9/29/24	75	75
NVIDIA Corp.	2.200%	9/16/21	175	174

NVIDIA Corp.	3.200%	9/16/26	200	199
Oracle Corp.	2.375%	1/15/19	225	227
Oracle Corp.	5.000%	7/8/19	550	581
Oracle Corp.	2.250%	10/8/19	225	228
Oracle Corp.	1.900%	9/15/21	1,275	1,264
Oracle Corp.	2.500%	5/15/22	250	253
Oracle Corp.	2.400%	9/15/23	450	447
Oracle Corp.	3.400%	7/8/24	450	470
Oracle Corp.	2.950%	5/15/25	825	832
Oracle Corp.	2.650%	7/15/26	800	781
Oracle Corp.	3.250%	5/15/30	100	101
Oracle Corp.	4.300%	7/8/34	300	329
Oracle Corp.	3.900%	5/15/35	150	157
Oracle Corp.	3.850%	7/15/36	225	232
Oracle Corp.	6.500%	4/15/38	200	275
Oracle Corp.	6.125%	7/8/39	150	202
Oracle Corp.	5.375%	7/15/40	600	742
Oracle Corp.	4.500%	7/8/44	200	220
Oracle Corp.	4.125%	5/15/45	300	316
Oracle Corp.	4.000%	7/15/46	525	542
Oracle Corp.	4.375%	5/15/55	150	161
Pitney Bowes Inc.	3.375%	10/1/21	350	344
Pitney Bowes Inc.	4.625%	3/15/24	50	48
QUALCOMM Inc.	1.850%	5/20/19	250	251
QUALCOMM Inc.	2.100%	5/20/20	250	251
QUALCOMM Inc.	2.250%	5/20/20	300	303
QUALCOMM Inc.	3.000%	5/20/22	350	360
QUALCOMM Inc.	2.600%	1/30/23	300	301
QUALCOMM Inc.	2.900%	5/20/24	275	276
QUALCOMM Inc.	3.450%	5/20/25	400	412
QUALCOMM Inc.	3.250%	5/20/27	350	353
QUALCOMM Inc.	4.650%	5/20/35	175	192
QUALCOMM Inc.	4.800%	5/20/45	300	329
QUALCOMM Inc.	4.300%	5/20/47	275	279
Seagate HDD Cayman	3.750%	11/15/18	200	204
9 Seagate HDD Cayman	4.250%	3/1/22	125	124
Seagate HDD Cayman	4.750%	6/1/23	150	152
9 Seagate HDD Cayman	4.875%	3/1/24	75	74
Seagate HDD Cayman	4.750%	1/1/25	100	98
Seagate HDD Cayman	4.875%	6/1/27	175	165
Seagate HDD Cayman	5.750%	12/1/34	100	93
Tech Data Corp.	3.700%	2/15/22	50	50
Tech Data Corp.	4.950%	2/15/27	100	103
Texas Instruments Inc.	1.650%	8/3/19	525	523
Texas Instruments Inc.	2.625%	5/15/24	25	25
Total System Services Inc.	3.800%	4/1/21	130	135
Total System Services Inc.	3.750%	6/1/23	250	256
Total System Services Inc.	4.800%	4/1/26	150	163
Trimble Navigation Ltd.	4.750%	12/1/24	50	54
Tyco Electronics Group SA	2.350%	8/1/19	50	50
Tyco Electronics Group SA	3.500%	2/3/22	100	104
Tyco Electronics Group SA	3.450%	8/1/24	125	129
Tyco Electronics Group SA	3.125%	8/15/27	200	198
Tyco Electronics Group SA	7.125%	10/1/37	200	280
Verisk Analytics Inc.	5.800%	5/1/21	75	83
Verisk Analytics Inc.	4.125%	9/12/22	275	289
Verisk Analytics Inc.	4.000%	6/15/25	150	156

Verisk Analytics Inc.	5.500%	6/15/45	50	56
VMware Inc.	2.300%	8/21/20	250	251
VMware Inc.	2.950%	8/21/22	275	276
VMware Inc.	3.900%	8/21/27	250	253
Xerox Corp.	5.625%	12/15/19	25	27
Xerox Corp.	2.800%	5/15/20	75	75
Xerox Corp.	4.070%	3/17/22	87	89
Xerox Corp.	3.625%	3/15/23	200	198
Xerox Corp.	6.750%	12/15/39	100	107
Xilinx Inc.	2.125%	3/15/19	75	75
Xilinx Inc.	3.000%	3/15/21	75	76
Xilinx Inc.	2.950%	6/1/24	150	150

Transportation (0.6%)
4 American Airlines 2011-1 Class A Pass
Through Trust	5.250%	7/31/22	64	68
4 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	24	25
4 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	36	39
4 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	107	109
4 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	158	159
4 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	51	53
4 American Airlines 2016-1 Class A Pass
Through Trust	4.100%	1/15/28	71	74
4 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	143	145
4 American Airlines 2016-2 Class A Pass
Through Trust	3.650%	6/15/28	97	99
4 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	268	267
4 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	50	49
American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	150	148
4 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	50	51
4 BNSF Funding Trust I	6.613%	12/15/55	65	74
Burlington Northern Santa Fe LLC	3.050%	3/15/22	150	154
Burlington Northern Santa Fe LLC	3.050%	9/1/22	150	154
Burlington Northern Santa Fe LLC	3.000%	3/15/23	175	179
Burlington Northern Santa Fe LLC	3.850%	9/1/23	75	80
Burlington Northern Santa Fe LLC	3.750%	4/1/24	200	212
Burlington Northern Santa Fe LLC	3.400%	9/1/24	150	156
Burlington Northern Santa Fe LLC	3.000%	4/1/25	100	101
Burlington Northern Santa Fe LLC	3.650%	9/1/25	75	79
Burlington Northern Santa Fe LLC	3.250%	6/15/27	525	537
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	164
Burlington Northern Santa Fe LLC	5.050%	3/1/41	125	146
Burlington Northern Santa Fe LLC	5.400%	6/1/41	250	302
Burlington Northern Santa Fe LLC	4.400%	3/15/42	250	270
Burlington Northern Santa Fe LLC	4.375%	9/1/42	200	216
Burlington Northern Santa Fe LLC	4.450%	3/15/43	125	137
Burlington Northern Santa Fe LLC	5.150%	9/1/43	125	149

Burlington Northern Santa Fe LLC	4.900%	4/1/44	100	116
Burlington Northern Santa Fe LLC	4.550%	9/1/44	150	165
Burlington Northern Santa Fe LLC	4.150%	4/1/45	75	79
Burlington Northern Santa Fe LLC	4.700%	9/1/45	75	85
Burlington Northern Santa Fe LLC	3.900%	8/1/46	150	153
Burlington Northern Santa Fe LLC	4.125%	6/15/47	125	132
Canadian National Railway Co.	5.550%	3/1/19	100	105
Canadian National Railway Co.	2.850%	12/15/21	75	76
Canadian National Railway Co.	6.250%	8/1/34	75	99
Canadian National Railway Co.	6.200%	6/1/36	75	99
Canadian National Railway Co.	6.375%	11/15/37	100	136
Canadian National Railway Co.	3.200%	8/2/46	50	46
Canadian Pacific Railway Co.	7.250%	5/15/19	150	163
Canadian Pacific Railway Co.	9.450%	8/1/21	50	61
Canadian Pacific Railway Co.	4.450%	3/15/23	225	242
Canadian Pacific Railway Co.	7.125%	10/15/31	100	137
Canadian Pacific Railway Co.	5.950%	5/15/37	450	567
Canadian Pacific Railway Co.	5.750%	1/15/42	115	142
Canadian Pacific Railway Co.	6.125%	9/15/15	70	88
4 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	55	60
4 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	98	107
4 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	41	43
CSX Corp.	4.250%	6/1/21	25	26
CSX Corp.	3.350%	11/1/25	150	153
CSX Corp.	3.250%	6/1/27	150	150
CSX Corp.	6.220%	4/30/40	152	197
CSX Corp.	5.500%	4/15/41	225	266
CSX Corp.	4.750%	5/30/42	210	229
CSX Corp.	4.100%	3/15/44	150	150
CSX Corp.	3.950%	5/1/50	125	119
CSX Corp.	4.500%	8/1/54	25	26
CSX Corp.	4.250%	11/1/66	150	144
4 Delta Air Lines 2007-1 Class A Pass Through
Trust	6.821%	2/10/24	121	140
4 Delta Air Lines 2009-1 Class A Pass Through
Trust	7.750%	6/17/21	43	47
4 Delta Air Lines 2010-2 Class A Pass Through
Trust	4.950%	11/23/20	31	31
4 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	46	48
Delta Air Lines Inc.	2.875%	3/13/20	175	177
Delta Air Lines Inc.	3.625%	3/15/22	175	179
FedEx Corp.	8.000%	1/15/19	100	108
FedEx Corp.	2.625%	8/1/22	200	202
FedEx Corp.	4.000%	1/15/24	125	133
FedEx Corp.	3.200%	2/1/25	150	152
FedEx Corp.	3.250%	4/1/26	100	101
FedEx Corp.	3.300%	3/15/27	100	100
FedEx Corp.	3.900%	2/1/35	200	202
FedEx Corp.	3.875%	8/1/42	125	120
FedEx Corp.	4.100%	4/15/43	75	74
FedEx Corp.	5.100%	1/15/44	100	112
FedEx Corp.	4.750%	11/15/45	250	273
FedEx Corp.	4.550%	4/1/46	225	240

FedEx Corp.	4.500%	2/1/65	60	58
JB Hunt Transport Services Inc.	3.300%	8/15/22	100	103
Kansas City Southern	3.000%	5/15/23	75	75
Kansas City Southern	4.300%	5/15/43	75	75
Kansas City Southern	4.950%	8/15/45	125	139
4 Latam Airlines 2015-1 Pass Through Trust A	4.200%	8/15/29	114	116
Norfolk Southern Corp.	5.900%	6/15/19	175	186
Norfolk Southern Corp.	3.000%	4/1/22	225	230
Norfolk Southern Corp.	2.903%	2/15/23	48	49
Norfolk Southern Corp.	5.590%	5/17/25	50	57
Norfolk Southern Corp.	7.800%	5/15/27	60	80
Norfolk Southern Corp.	3.150%	6/1/27	250	250
Norfolk Southern Corp.	7.250%	2/15/31	100	135
Norfolk Southern Corp.	4.837%	10/1/41	113	127
Norfolk Southern Corp.	4.450%	6/15/45	75	80
Norfolk Southern Corp.	4.650%	1/15/46	75	83
9 Norfolk Southern Corp.	4.050%	8/15/52	239	235
Norfolk Southern Corp.	6.000%	3/15/05	59	73
Ryder System Inc.	2.450%	11/15/18	260	261
Ryder System Inc.	2.350%	2/26/19	250	251
Ryder System Inc.	2.550%	6/1/19	300	302
Ryder System Inc.	2.500%	5/11/20	50	50
Ryder System Inc.	2.250%	9/1/21	50	49
Southwest Airlines Co.	2.750%	11/6/19	50	51
Southwest Airlines Co.	2.650%	11/5/20	125	127
Southwest Airlines Co.	3.000%	11/15/26	100	97
4 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	30	33
4 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	23	24
Trinity Industries Inc.	4.550%	10/1/24	60	61
Union Pacific Corp.	2.250%	6/19/20	225	226
Union Pacific Corp.	4.163%	7/15/22	534	574
Union Pacific Corp.	3.250%	1/15/25	200	205
Union Pacific Corp.	3.250%	8/15/25	50	51
Union Pacific Corp.	2.750%	3/1/26	75	74
Union Pacific Corp.	3.375%	2/1/35	100	98
Union Pacific Corp.	3.600%	9/15/37	100	101
Union Pacific Corp.	4.050%	11/15/45	150	156
Union Pacific Corp.	4.050%	3/1/46	150	156
Union Pacific Corp.	3.799%	10/1/51	560	549
Union Pacific Corp.	3.875%	2/1/55	100	98
Union Pacific Corp.	4.375%	11/15/65	135	142
Union Pacific Corp.	4.100%	9/15/67	100	101
4 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	64	68
4 United Airlines 2014-1 Class A Pass Through
Trust	4.000%	10/11/27	89	93
4 United Airlines 2015-1 Class A Pass Through
Trust	3.700%	6/1/24	60	61
4 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	167	169
4 United Airlines 2016-1 Class A Pass Through
Trust	3.450%	1/7/30	50	51
4 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	400	399

4 United Airlines 2016-2 Class A Pass Through
Trust	3.100%	10/7/28	50	49
4 United Airlines 2016-2 Class AA Pass
Through Trust	2.875%	10/7/28	75	73
United Parcel Service Inc.	5.125%	4/1/19	100	105
United Parcel Service Inc.	3.125%	1/15/21	200	207
United Parcel Service Inc.	2.450%	10/1/22	450	452
United Parcel Service Inc.	2.400%	11/15/26	150	144
United Parcel Service Inc.	6.200%	1/15/38	278	375
United Parcel Service Inc.	4.875%	11/15/40	75	87
United Parcel Service Inc.	3.625%	10/1/42	75	74
United Parcel Service Inc.	3.400%	11/15/46	85	81
4 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	81	84
4 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	37	40
				567,709
Utilities (1.9%)
Electric (1.8%)
9 AEP Texas Inc.	2.400%	10/1/22	75	75
9 AEP Texas Inc.	3.800%	10/1/47	50	50
9 AEP Transmission Co. LLC	3.750%	12/1/47	100	99
Alabama Power Co.	6.125%	5/15/38	50	64
Alabama Power Co.	3.850%	12/1/42	25	25
Alabama Power Co.	4.150%	8/15/44	75	79
Alabama Power Co.	3.750%	3/1/45	150	151
Alabama Power Co.	4.300%	1/2/46	300	322
Ameren Corp.	2.700%	11/15/20	100	101
Ameren Corp.	3.650%	2/15/26	80	82
Ameren Illinois Co.	2.700%	9/1/22	250	253
American Electric Power Co. Inc.	2.950%	12/15/22	25	25
Appalachian Power Co.	4.600%	3/30/21	50	53
Appalachian Power Co.	3.300%	6/1/27	500	506
Arizona Public Service Co.	8.750%	3/1/19	200	219
Arizona Public Service Co.	3.150%	5/15/25	100	101
Arizona Public Service Co.	2.950%	9/15/27	50	50
Arizona Public Service Co.	4.500%	4/1/42	25	27
Arizona Public Service Co.	4.350%	11/15/45	125	136
Arizona Public Service Co.	3.750%	5/15/46	125	123
Baltimore Gas & Electric Co.	3.500%	11/15/21	350	364
Baltimore Gas & Electric Co.	2.400%	8/15/26	50	47
Baltimore Gas & Electric Co.	3.500%	8/15/46	100	95
Baltimore Gas & Electric Co.	3.750%	8/15/47	125	124
Berkshire Hathaway Energy Co.	2.000%	11/15/18	125	125
Berkshire Hathaway Energy Co.	3.750%	11/15/23	100	105
Berkshire Hathaway Energy Co.	3.500%	2/1/25	100	103
Berkshire Hathaway Energy Co.	6.125%	4/1/36	100	128
Berkshire Hathaway Energy Co.	5.950%	5/15/37	225	285
Berkshire Hathaway Energy Co.	6.500%	9/15/37	200	267
Berkshire Hathaway Energy Co.	5.150%	11/15/43	150	176
Berkshire Hathaway Energy Co.	4.500%	2/1/45	150	163
Black Hills Corp.	3.950%	1/15/26	75	78
Black Hills Corp.	4.200%	9/15/46	100	99
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	250	246
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	300	287
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	50	67
CenterPoint Energy Inc.	2.500%	9/1/22	100	100

Cleco Corporate Holdings LLC	3.743%	5/1/26	100	101
Cleco Corporate Holdings LLC	4.973%	5/1/46	125	134
Cleveland Electric Illuminating Co.	5.500%	8/15/24	225	258
CMS Energy Corp.	8.750%	6/15/19	200	222
CMS Energy Corp.	5.050%	3/15/22	25	27
CMS Energy Corp.	3.000%	5/15/26	75	73
Commonwealth Edison Co.	4.000%	8/1/20	25	26
Commonwealth Edison Co.	2.950%	8/15/27	75	75
Commonwealth Edison Co.	5.900%	3/15/36	150	191
Commonwealth Edison Co.	6.450%	1/15/38	175	236
Commonwealth Edison Co.	4.600%	8/15/43	75	84
Commonwealth Edison Co.	4.700%	1/15/44	175	200
Commonwealth Edison Co.	3.700%	3/1/45	75	74
Commonwealth Edison Co.	3.650%	6/15/46	175	172
Commonwealth Edison Co.	3.750%	8/15/47	100	100
Connecticut Light & Power Co.	2.500%	1/15/23	125	125
Connecticut Light & Power Co.	3.200%	3/15/27	50	50
Connecticut Light & Power Co.	4.300%	4/15/44	150	164
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	125	134
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	200	213
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	200	236
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	275	348
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	75	98
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	200	221
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	419
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	145	147
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	75	77
Consolidated Edison Inc.	2.000%	3/15/20	75	75
Consolidated Edison Inc.	2.000%	5/15/21	75	74
Constellation Energy Group Inc.	5.150%	12/1/20	200	215
Consumers Energy Co.	3.375%	8/15/23	275	286
Consumers Energy Co.	3.950%	5/15/43	75	78
Consumers Energy Co.	3.250%	8/15/46	50	46
Consumers Energy Co.	3.950%	7/15/47	50	52
Delmarva Power & Light Co.	3.500%	11/15/23	25	26
Delmarva Power & Light Co.	4.150%	5/15/45	100	105
Dominion Energy Inc.	2.500%	12/1/19	50	50
Dominion Energy Inc.	2.579%	7/1/20	100	101
Dominion Energy Inc.	3.625%	12/1/24	50	51
Dominion Energy Inc.	3.900%	10/1/25	125	130
Dominion Energy Inc.	2.850%	8/15/26	100	96
Dominion Energy Inc.	6.300%	3/15/33	100	125
Dominion Energy Inc.	5.950%	6/15/35	225	277
Dominion Energy Inc.	4.050%	9/15/42	200	197
Dominion Energy Inc.	4.700%	12/1/44	175	190
4 Dominion Energy Inc.	5.750%	10/1/54	100	107
DTE Electric Co.	3.650%	3/15/24	175	183
DTE Electric Co.	3.375%	3/1/25	150	154
DTE Electric Co.	4.000%	4/1/43	225	234
DTE Electric Co.	3.700%	6/1/46	50	50
DTE Electric Co.	3.750%	8/15/47	100	101
DTE Energy Co.	1.500%	10/1/19	100	99
DTE Energy Co.	2.400%	12/1/19	100	100
DTE Energy Co.	2.850%	10/1/26	300	286
DTE Energy Co.	3.800%	3/15/27	75	77
Duke Energy Carolinas LLC	4.300%	6/15/20	325	345
Duke Energy Carolinas LLC	3.900%	6/15/21	500	528

Duke Energy Carolinas LLC	2.950%	12/1/26	175	174
Duke Energy Carolinas LLC	6.000%	12/1/28	125	154
Duke Energy Carolinas LLC	6.100%	6/1/37	100	128
Duke Energy Carolinas LLC	6.000%	1/15/38	25	32
Duke Energy Carolinas LLC	6.050%	4/15/38	25	33
Duke Energy Carolinas LLC	5.300%	2/15/40	150	183
Duke Energy Carolinas LLC	4.000%	9/30/42	75	78
Duke Energy Corp.	5.050%	9/15/19	250	265
Duke Energy Corp.	2.400%	8/15/22	250	248
Duke Energy Corp.	3.050%	8/15/22	75	76
Duke Energy Corp.	3.750%	4/15/24	325	340
Duke Energy Corp.	3.150%	8/15/27	150	148
Duke Energy Corp.	4.800%	12/15/45	125	140
Duke Energy Corp.	3.750%	9/1/46	300	288
Duke Energy Corp.	3.950%	8/15/47	100	100
Duke Energy Florida LLC	6.350%	9/15/37	225	304
Duke Energy Florida LLC	6.400%	6/15/38	200	274
Duke Energy Florida LLC	3.850%	11/15/42	200	202
Duke Energy Florida LLC	3.400%	10/1/46	100	93
4 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	33	33
4 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	50	49
4 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	100	97
4 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	50	47
4 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	75	70
Duke Energy Indiana LLC	3.750%	7/15/20	25	26
Duke Energy Indiana LLC	6.350%	8/15/38	225	304
Duke Energy Indiana LLC	3.750%	5/15/46	225	225
Duke Energy Ohio Inc.	3.700%	6/15/46	25	25
Duke Energy Progress Llc	5.300%	1/15/19	175	183
Duke Energy Progress Llc	2.800%	5/15/22	100	102
Duke Energy Progress LLC	4.375%	3/30/44	300	330
Duke Energy Progress LLC	3.700%	10/15/46	50	50
Duke Energy Progress LLC	3.600%	9/15/47	100	98
Edison International	2.400%	9/15/22	25	25
Edison International	2.950%	3/15/23	200	203
El Paso Electric Co.	6.000%	5/15/35	50	59
El Paso Electric Co.	5.000%	12/1/44	75	79
Emera US Finance LP	2.150%	6/15/19	50	50
Emera US Finance LP	2.700%	6/15/21	75	75
Emera US Finance LP	3.550%	6/15/26	100	101
Emera US Finance LP	4.750%	6/15/46	455	489
Entergy Arkansas Inc.	3.750%	2/15/21	75	78
Entergy Arkansas Inc.	3.500%	4/1/26	50	51
Entergy Corp.	4.000%	7/15/22	100	106
Entergy Corp.	2.950%	9/1/26	200	192
Entergy Louisiana LLC	5.400%	11/1/24	175	203
Entergy Louisiana LLC	2.400%	10/1/26	75	71
Entergy Louisiana LLC	3.120%	9/1/27	100	100
Entergy Louisiana LLC	3.050%	6/1/31	450	435
Entergy Louisiana LLC	4.950%	1/15/45	150	155
Entergy Texas Inc.	7.125%	2/1/19	175	186
Eversource Energy	4.500%	11/15/19	75	79
Eversource Energy	3.150%	1/15/25	125	126
Exelon Corp.	2.850%	6/15/20	75	76
Exelon Corp.	3.497%	6/1/22	200	206
Exelon Corp.	3.950%	6/15/25	200	208
Exelon Corp.	3.400%	4/15/26	200	200

Exelon Corp.	4.950%	6/15/35	225	251
Exelon Corp.	5.625%	6/15/35	20	24
Exelon Corp.	5.100%	6/15/45	250	284
Exelon Corp.	4.450%	4/15/46	175	183
Exelon Generation Co. LLC	2.950%	1/15/20	400	407
Exelon Generation Co. LLC	4.000%	10/1/20	100	105
Exelon Generation Co. LLC	5.750%	10/1/41	100	104
Exelon Generation Co. LLC	5.600%	6/15/42	205	209
FirstEnergy Corp.	2.850%	7/15/22	175	175
FirstEnergy Corp.	3.900%	7/15/27	450	457
FirstEnergy Corp.	7.375%	11/15/31	525	695
FirstEnergy Corp.	4.850%	7/15/47	225	236
Florida Power & Light Co.	5.625%	4/1/34	25	31
Florida Power & Light Co.	5.960%	4/1/39	375	499
Florida Power & Light Co.	4.125%	2/1/42	150	161
Florida Power & Light Co.	3.800%	12/15/42	75	77
Fortis Inc.	2.100%	10/4/21	50	49
Fortis Inc.	3.055%	10/4/26	475	461
Georgia Power Co.	1.950%	12/1/18	140	140
Georgia Power Co.	2.000%	9/8/20	400	398
Georgia Power Co.	2.400%	4/1/21	350	350
Georgia Power Co.	3.250%	4/1/26	100	100
Georgia Power Co.	5.650%	3/1/37	50	58
Georgia Power Co.	5.400%	6/1/40	300	354
Georgia Power Co.	4.750%	9/1/40	100	109
Georgia Power Co.	4.300%	3/15/43	100	104
Great Plains Energy Inc.	4.850%	6/1/21	100	107
Gulf Power Co.	3.300%	5/30/27	50	51
Iberdrola International BV	6.750%	7/15/36	75	98
Indiana Michigan Power Co.	3.750%	7/1/47	150	147
Interstate Power & Light Co.	6.250%	7/15/39	50	65
Interstate Power & Light Co.	3.700%	9/15/46	125	121
ITC Holdings Corp.	4.050%	7/1/23	75	78
ITC Holdings Corp.	3.650%	6/15/24	75	77
ITC Holdings Corp.	5.300%	7/1/43	425	497
4 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	69	76
Kansas City Power & Light Co.	6.050%	11/15/35	50	62
Kansas City Power & Light Co.	5.300%	10/1/41	100	116
Kansas City Power & Light Co.	4.200%	6/15/47	100	103
Kentucky Utilities Co.	3.250%	11/1/20	50	52
Kentucky Utilities Co.	5.125%	11/1/40	125	150
Kentucky Utilities Co.	4.375%	10/1/45	25	27
LG&E & KU Energy LLC	4.375%	10/1/21	75	79
MidAmerican Energy Co.	3.100%	5/1/27	150	150
MidAmerican Energy Co.	6.750%	12/30/31	125	168
MidAmerican Energy Co.	5.750%	11/1/35	125	157
MidAmerican Energy Co.	3.950%	8/1/47	100	104
Mississippi Power Co.	4.250%	3/15/42	150	142
National Rural Utilities Cooperative Finance
Corp.	1.650%	2/8/19	200	200
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	175	177
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	300	301
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	75	76

National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	200	201
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	200	200
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	250	251
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	204	217
4 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	25	26
4 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	75	80
Nevada Power Co.	7.125%	3/15/19	250	268
Nevada Power Co.	6.750%	7/1/37	75	102
NextEra Energy Capital Holdings Inc.	2.400%	9/15/19	425	428
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	250	256
Northern States Power Co.	2.200%	8/15/20	50	50
Northern States Power Co.	6.250%	6/1/36	75	99
Northern States Power Co.	6.200%	7/1/37	50	67
Northern States Power Co.	5.350%	11/1/39	175	216
Northern States Power Co.	3.400%	8/15/42	55	53
Northern States Power Co.	4.000%	8/15/45	50	52
NSTAR Electric Co.	2.375%	10/15/22	50	50
NSTAR Electric Co.	3.200%	5/15/27	100	100
NSTAR Electric Co.	5.500%	3/15/40	75	93
Oglethorpe Power Corp.	6.100%	3/15/19	65	69
Oglethorpe Power Corp.	5.950%	11/1/39	50	62
Oglethorpe Power Corp.	5.375%	11/1/40	175	203
Ohio Power Co.	5.375%	10/1/21	175	194
Oklahoma Gas & Electric Co.	4.150%	4/1/47	50	53
Oklahoma Gas & Electric Co.	3.850%	8/15/47	225	226
Oncor Electric Delivery Co. LLC	4.100%	6/1/22	475	506
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	50	70
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	125	184
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	200	242
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	100	122
Pacific Gas & Electric Co.	8.250%	10/15/18	220	234
Pacific Gas & Electric Co.	2.450%	8/15/22	500	499
Pacific Gas & Electric Co.	3.250%	6/15/23	300	310
Pacific Gas & Electric Co.	3.750%	2/15/24	50	53
Pacific Gas & Electric Co.	3.400%	8/15/24	50	51
Pacific Gas & Electric Co.	3.500%	6/15/25	50	52
Pacific Gas & Electric Co.	6.050%	3/1/34	375	488
Pacific Gas & Electric Co.	5.800%	3/1/37	250	318
Pacific Gas & Electric Co.	6.350%	2/15/38	100	135
Pacific Gas & Electric Co.	4.450%	4/15/42	225	249
Pacific Gas & Electric Co.	4.600%	6/15/43	375	417
Pacific Gas & Electric Co.	4.750%	2/15/44	150	173
Pacific Gas & Electric Co.	4.250%	3/15/46	175	188
Pacific Gas & Electric Co.	4.000%	12/1/46	75	78
PacifiCorp	3.600%	4/1/24	125	130
PacifiCorp	7.700%	11/15/31	600	866
PacifiCorp	5.250%	6/15/35	100	118
PacifiCorp	4.100%	2/1/42	200	211
PECO Energy Co.	2.375%	9/15/22	300	299
PG&E Corp.	2.400%	3/1/19	100	100
Potomac Electric Power Co.	6.500%	11/15/37	100	137

Potomac Electric Power Co.	4.150%	3/15/43	150	157
PPL Capital Funding Inc.	4.200%	6/15/22	25	27
PPL Capital Funding Inc.	3.500%	12/1/22	115	119
PPL Capital Funding Inc.	3.400%	6/1/23	100	103
PPL Capital Funding Inc.	3.950%	3/15/24	50	52
PPL Capital Funding Inc.	3.100%	5/15/26	100	98
PPL Capital Funding Inc.	4.700%	6/1/43	25	27
PPL Capital Funding Inc.	5.000%	3/15/44	200	223
PPL Capital Funding Inc.	4.000%	9/15/47	75	74
PPL Electric Utilities Corp.	3.000%	9/15/21	275	282
PPL Electric Utilities Corp.	4.125%	6/15/44	50	52
PPL Electric Utilities Corp.	3.950%	6/1/47	75	77
Progress Energy Inc.	7.050%	3/15/19	400	428
Progress Energy Inc.	4.400%	1/15/21	100	106
Progress Energy Inc.	3.150%	4/1/22	40	41
Progress Energy Inc.	7.000%	10/30/31	119	159
Progress Energy Inc.	6.000%	12/1/39	25	32
PSEG Power LLC	8.625%	4/15/31	96	125
Public Service Co. of Colorado	5.125%	6/1/19	275	289
Public Service Co. of Colorado	3.200%	11/15/20	25	26
Public Service Co. of Colorado	3.600%	9/15/42	175	171
Public Service Co. of New Hampshire	3.500%	11/1/23	50	52
Public Service Electric & Gas Co.	1.900%	3/15/21	150	148
Public Service Electric & Gas Co.	3.000%	5/15/25	80	80
Public Service Electric & Gas Co.	2.250%	9/15/26	250	235
Public Service Electric & Gas Co.	3.000%	5/15/27	75	74
Public Service Electric & Gas Co.	3.800%	3/1/46	250	253
Puget Energy Inc.	6.000%	9/1/21	100	112
Puget Energy Inc.	3.650%	5/15/25	400	405
Puget Sound Energy Inc.	6.274%	3/15/37	125	164
Puget Sound Energy Inc.	5.757%	10/1/39	75	94
San Diego Gas & Electric Co.	2.500%	5/15/26	250	241
San Diego Gas & Electric Co.	4.500%	8/15/40	150	170
San Diego Gas & Electric Co.	3.750%	6/1/47	200	204
SCANA Corp.	4.750%	5/15/21	75	79
Sierra Pacific Power Co.	3.375%	8/15/23	50	52
Sierra Pacific Power Co.	2.600%	5/1/26	100	97
Sierra Pacific Power Co.	6.750%	7/1/37	150	202
South Carolina Electric & Gas Co.	6.500%	11/1/18	200	209
South Carolina Electric & Gas Co.	6.625%	2/1/32	50	65
South Carolina Electric & Gas Co.	6.050%	1/15/38	25	32
South Carolina Electric & Gas Co.	5.450%	2/1/41	100	118
South Carolina Electric & Gas Co.	4.600%	6/15/43	75	82
South Carolina Electric & Gas Co.	4.100%	6/15/46	350	354
South Carolina Electric & Gas Co.	4.500%	6/1/64	100	104
Southern California Edison Co.	3.875%	6/1/21	275	290
4 Southern California Edison Co.	1.845%	2/1/22	64	64
Southern California Edison Co.	2.400%	2/1/22	300	301
Southern California Edison Co.	3.500%	10/1/23	175	182
Southern California Edison Co.	6.650%	4/1/29	75	97
Southern California Edison Co.	5.750%	4/1/35	75	94
Southern California Edison Co.	5.350%	7/15/35	100	121
Southern California Edison Co.	5.625%	2/1/36	125	156
Southern California Edison Co.	4.500%	9/1/40	75	83
Southern California Edison Co.	4.050%	3/15/42	125	131
Southern California Edison Co.	3.900%	3/15/43	100	103
Southern California Edison Co.	4.650%	10/1/43	85	98

Southern California Edison Co.	4.000%	4/1/47	150	158
Southern Co.	1.850%	7/1/19	75	75
Southern Co.	2.150%	9/1/19	50	50
Southern Co.	2.750%	6/15/20	250	254
Southern Co.	2.350%	7/1/21	175	174
Southern Co.	3.250%	7/1/26	100	99
Southern Co.	4.250%	7/1/36	250	257
Southern Co.	4.400%	7/1/46	300	310
Southern Power Co.	2.375%	6/1/20	50	50
Southern Power Co.	2.500%	12/15/21	400	398
Southern Power Co.	4.150%	12/1/25	100	105
Southern Power Co.	5.150%	9/15/41	100	109
Southern Power Co.	5.250%	7/15/43	50	55
Southern Power Co.	4.950%	12/15/46	75	80
Southwestern Electric Power Co.	6.450%	1/15/19	100	106
Southwestern Electric Power Co.	2.750%	10/1/26	100	97
Southwestern Electric Power Co.	6.200%	3/15/40	50	65
Southwestern Electric Power Co.	3.900%	4/1/45	200	200
Southwestern Public Service Co.	3.300%	6/15/24	165	170
Southwestern Public Service Co.	4.500%	8/15/41	100	110
Southwestern Public Service Co.	3.400%	8/15/46	275	260
Southwestern Public Service Co.	3.700%	8/15/47	75	74
Tampa Electric Co.	2.600%	9/15/22	75	75
Tampa Electric Co.	6.550%	5/15/36	25	33
Tampa Electric Co.	4.100%	6/15/42	50	50
Tampa Electric Co.	4.350%	5/15/44	50	53
TECO Finance Inc.	5.150%	3/15/20	50	53
Toledo Edison Co.	6.150%	5/15/37	25	31
TransAlta Corp.	4.500%	11/15/22	100	102
TransAlta Corp.	6.500%	3/15/40	75	74
Tucson Electric Power Co.	3.050%	3/15/25	50	49
UIL Holdings Corp.	4.625%	10/1/20	75	79
Union Electric Co.	3.500%	4/15/24	225	233
Union Electric Co.	8.450%	3/15/39	150	240
Union Electric Co.	3.650%	4/15/45	125	124
Virginia Electric & Power Co.	3.450%	2/15/24	50	52
Virginia Electric & Power Co.	2.950%	11/15/26	75	74
Virginia Electric & Power Co.	3.500%	3/15/27	500	518
Virginia Electric & Power Co.	6.000%	1/15/36	125	160
Virginia Electric & Power Co.	6.000%	5/15/37	150	193
Virginia Electric & Power Co.	6.350%	11/30/37	50	66
Virginia Electric & Power Co.	4.000%	1/15/43	250	259
Virginia Electric & Power Co.	4.450%	2/15/44	475	515
Virginia Electric & Power Co.	4.000%	11/15/46	75	77
Virginia Electric & Power Co.	3.800%	9/15/47	100	100
WEC Energy Group Inc.	2.450%	6/15/20	75	75
WEC Energy Group Inc.	3.550%	6/15/25	200	206
Westar Energy Inc.	2.550%	7/1/26	150	145
Westar Energy Inc.	3.100%	4/1/27	100	100
Westar Energy Inc.	4.125%	3/1/42	200	209
Westar Energy Inc.	4.100%	4/1/43	100	104
Westar Energy Inc.	4.250%	12/1/45	25	27
Wisconsin Electric Power Co.	2.950%	9/15/21	75	77
Wisconsin Electric Power Co.	4.250%	6/1/44	100	106
Wisconsin Power & Light Co.	6.375%	8/15/37	100	133
Xcel Energy Inc.	4.700%	5/15/20	100	105
Xcel Energy Inc.	2.400%	3/15/21	100	100

Xcel Energy Inc.	2.600%	3/15/22	75	75
Xcel Energy Inc.	3.300%	6/1/25	525	532
Xcel Energy Inc.	3.350%	12/1/26	75	76

Natural Gas (0.1%)
Atmos Energy Corp.	8.500%	3/15/19	75	82
Atmos Energy Corp.	3.000%	6/15/27	100	100
Atmos Energy Corp.	5.500%	6/15/41	200	248
Atmos Energy Corp.	4.150%	1/15/43	100	106
Atmos Energy Corp.	4.125%	10/15/44	50	53
CenterPoint Energy Resources Corp.	4.500%	1/15/21	25	26
CenterPoint Energy Resources Corp.	5.850%	1/15/41	250	308
CenterPoint Energy Resources Corp.	4.100%	9/1/47	50	50
NiSource Finance Corp.	6.800%	1/15/19	12	13
NiSource Finance Corp.	5.450%	9/15/20	225	245
NiSource Finance Corp.	3.490%	5/15/27	250	253
NiSource Finance Corp.	5.950%	6/15/41	100	124
NiSource Finance Corp.	4.800%	2/15/44	125	137
NiSource Finance Corp.	4.375%	5/15/47	250	262
ONE Gas Inc.	2.070%	2/1/19	75	75
ONE Gas Inc.	4.658%	2/1/44	25	28
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	50	54
Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	75	71
Sempra Energy	1.625%	10/7/19	100	99
Sempra Energy	2.850%	11/15/20	395	400
Sempra Energy	2.875%	10/1/22	100	100
Sempra Energy	4.050%	12/1/23	100	105
Sempra Energy	3.750%	11/15/25	105	108
Sempra Energy	3.250%	6/15/27	150	148
Sempra Energy	6.000%	10/15/39	150	189
Southern California Gas Co.	2.600%	6/15/26	200	194
Southern California Gas Co.	3.750%	9/15/42	125	127
Southern Co. Gas Capital Corp.	3.500%	9/15/21	325	333
Southern Co. Gas Capital Corp.	3.250%	6/15/26	75	73
Southern Co. Gas Capital Corp.	5.875%	3/15/41	75	91
Southern Co. Gas Capital Corp.	4.400%	6/1/43	50	51
Southern Co. Gas Capital Corp.	3.950%	10/1/46	100	97
Southern Co. Gas Capital Corp.	4.400%	5/30/47	100	104
Washington Gas Light Co.	3.796%	9/15/46	100	98

Other Utility (0.0%)
American Water Capital Corp.	3.400%	3/1/25	75	77
American Water Capital Corp.	2.950%	9/1/27	200	199
American Water Capital Corp.	6.593%	10/15/37	150	206
American Water Capital Corp.	4.300%	9/1/45	100	106
American Water Capital Corp.	3.750%	9/1/47	200	200
United Utilities plc	5.375%	2/1/19	125	130
Veolia Environnement SA	6.750%	6/1/38	100	130

				63,893
Total Corporate Bonds (Cost $885,291)				920,310
Sovereign Bonds (4.8%)
African Development Bank	1.625%	10/2/18	300	300
African Development Bank	1.000%	11/2/18	350	348
African Development Bank	1.000%	5/15/19	200	198
African Development Bank	1.875%	3/16/20	500	502

African Development Bank	1.250%	7/26/21	500	487
African Development Bank	2.375%	9/23/21	300	305
Asian Development Bank	0.875%	10/5/18	550	547
Asian Development Bank	1.875%	10/23/18	950	953
Asian Development Bank	1.375%	1/15/19	500	499
Asian Development Bank	1.750%	3/21/19	25	25
Asian Development Bank	1.875%	4/12/19	50	50
Asian Development Bank	1.000%	8/16/19	300	297
Asian Development Bank	1.750%	1/10/20	600	601
Asian Development Bank	1.500%	1/22/20	700	697
Asian Development Bank	1.625%	5/5/20	525	524
Asian Development Bank	1.625%	3/16/21	500	496
Asian Development Bank	1.750%	6/8/21	625	622
Asian Development Bank	2.000%	2/16/22	650	650
Asian Development Bank	1.875%	2/18/22	600	596
Asian Development Bank	1.750%	9/13/22	900	886
Asian Development Bank	2.000%	1/22/25	300	294
Asian Development Bank	2.000%	4/24/26	100	97
Asian Development Bank	2.625%	1/12/27	200	202
Asian Development Bank	2.375%	8/10/27	275	272
Asian Development Bank	6.220%	8/15/27	100	130
Asian Development Bank	5.820%	6/16/28	148	181
Canada	1.625%	2/27/19	560	559
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	150	150
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	300	301
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	500	509
CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	300	319
Corp. Andina de Fomento	8.125%	6/4/19	1,150	1,262
Corp. Andina de Fomento	2.200%	7/18/20	455	455
Council Of Europe Development Bank	1.500%	5/17/19	100	100
Council Of Europe Development Bank	1.625%	3/10/20	300	299
Council Of Europe Development Bank	1.625%	3/16/21	200	198
Ecopetrol SA	5.875%	9/18/23	225	250
Ecopetrol SA	4.125%	1/16/25	200	200
Ecopetrol SA	5.375%	6/26/26	750	798
Ecopetrol SA	7.375%	9/18/43	100	114
Ecopetrol SA	5.875%	5/28/45	200	195
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	205
European Bank for Reconstruction &
Development	1.625%	11/15/18	200	200
European Bank for Reconstruction &
Development	1.750%	6/14/19	390	391
European Bank for Reconstruction &
Development	0.875%	7/22/19	850	838
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	501
European Bank for Reconstruction &
Development	1.500%	3/16/20	350	348
European Bank for Reconstruction &
Development	1.875%	7/15/21	225	224
European Bank for Reconstruction &
Development	1.875%	2/23/22	200	198
European Investment Bank	1.625%	12/18/18	400	400
European Investment Bank	1.875%	3/15/19	1,500	1,506
European Investment Bank	1.750%	6/17/19	885	887
European Investment Bank	1.125%	8/15/19	1,225	1,214

	European Investment Bank	1.625%	3/16/20	1,275	1,271
	European Investment Bank	1.375%	6/15/20	1,825	1,807
	European Investment Bank	2.875%	9/15/20	1,025	1,056
	European Investment Bank	1.625%	12/15/20	125	124
	European Investment Bank	4.000%	2/16/21	25	27
	European Investment Bank	2.000%	3/15/21	1,550	1,555
	European Investment Bank	2.500%	4/15/21	850	867
	European Investment Bank	1.625%	6/15/21	1,000	990
	European Investment Bank	1.375%	9/15/21	100	98
	European Investment Bank	2.125%	10/15/21	100	100
	European Investment Bank	2.375%	6/15/22	1,725	1,748
	European Investment Bank	3.250%	1/29/24	400	423
	European Investment Bank	2.500%	10/15/24	200	203
	European Investment Bank	1.875%	2/10/25	1,050	1,016
	European Investment Bank	2.375%	5/24/27	225	223
	European Investment Bank	4.875%	2/15/36	225	292
11	Export Development Canada	1.750%	8/19/19	100	100
11	Export Development Canada	1.625%	12/3/19	150	150
	Export Development Canada	1.625%	1/17/20	450	449
	Export Development Canada	1.625%	6/1/20	90	90
	Export Development Canada	1.500%	5/26/21	525	517
	Export Development Canada	1.375%	10/21/21	200	195
	Export-Import Bank of Korea	1.750%	2/27/18	325	325
	Export-Import Bank of Korea	2.375%	8/12/19	200	200
	Export-Import Bank of Korea	1.500%	10/21/19	175	172
	Export-Import Bank of Korea	2.500%	5/10/21	300	297
	Export-Import Bank of Korea	4.375%	9/15/21	75	79
	Export-Import Bank of Korea	1.875%	10/21/21	250	241
	Export-Import Bank of Korea	5.000%	4/11/22	275	300
	Export-Import Bank of Korea	4.000%	1/14/24	650	684
	Export-Import Bank of Korea	2.625%	5/26/26	200	190
	FMS Wertmanagement AoeR	1.625%	11/20/18	500	500
	FMS Wertmanagement AoeR	1.000%	8/16/19	500	494
12	FMS Wertmanagement AoeR	1.750%	1/24/20	500	501
	FMS Wertmanagement AoeR	1.750%	3/17/20	150	150
	FMS Wertmanagement AoeR	2.000%	8/1/22	245	244
	Hydro-Quebec	8.400%	1/15/22	375	456
	Hydro-Quebec	8.050%	7/7/24	200	259
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	250	253
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	250	248
	Inter-American Development Bank	1.000%	5/13/19	300	297
	Inter-American Development Bank	1.125%	9/12/19	100	99
	Inter-American Development Bank	3.875%	9/17/19	2,175	2,267
	Inter-American Development Bank	1.750%	10/15/19	600	601
	Inter-American Development Bank	3.875%	2/14/20	50	52
	Inter-American Development Bank	1.625%	5/12/20	250	249
	Inter-American Development Bank	1.875%	6/16/20	275	276
	Inter-American Development Bank	2.125%	1/18/22	700	703
	Inter-American Development Bank	1.750%	4/14/22	800	790
	Inter-American Development Bank	3.000%	2/21/24	650	678
	Inter-American Development Bank	2.125%	1/15/25	400	395
	Inter-American Development Bank	7.000%	6/15/25	100	129
	Inter-American Development Bank	2.000%	6/2/26	1,000	965
	Inter-American Development Bank	2.375%	7/7/27	450	446
	Inter-American Development Bank	3.200%	8/7/42	100	99
	International Bank for Reconstruction &
	Development	1.875%	3/15/19	1,225	1,231

	International Bank for Reconstruction &
	Development	1.250%	7/26/19	1,200	1,192
	International Bank for Reconstruction &
	Development	0.875%	8/15/19	925	912
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	600	603
	International Bank for Reconstruction &
	Development	1.125%	11/27/19	525	519
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	1,250	1,255
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	775	772
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	1,100	1,091
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	1,100	1,080
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	450	455
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	2,250	2,201
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	145	145
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	1,025	1,008
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	750	759
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	1,000	1,008
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	250	315
	International Finance Corp.	1.750%	9/16/19	300	301
	International Finance Corp.	1.750%	3/30/20	450	450
	International Finance Corp.	2.125%	4/7/26	1,100	1,073
13	Japan Bank for International Cooperation	1.750%	11/13/18	400	399
13	Japan Bank for International Cooperation	2.125%	6/1/20	350	350
13	Japan Bank for International Cooperation	2.125%	7/21/20	330	330
13	Japan Bank for International Cooperation	1.875%	4/20/21	300	296
13	Japan Bank for International Cooperation	1.500%	7/21/21	750	730
13	Japan Bank for International Cooperation	2.000%	11/4/21	1,450	1,433
13	Japan Bank for International Cooperation	2.500%	6/1/22	450	454
13	Japan Bank for International Cooperation	2.375%	7/21/22	250	251
13	Japan Bank for International Cooperation	3.375%	7/31/23	100	105
13	Japan Bank for International Cooperation	3.000%	5/29/24	500	513
13	Japan Bank for International Cooperation	2.125%	2/10/25	200	193
13	Japan Bank for International Cooperation	2.375%	4/20/26	200	195
13	Japan Bank for International Cooperation	1.875%	7/21/26	450	421
13	Japan Bank for International Cooperation	2.250%	11/4/26	200	192
13	Japan Finance Organization for Municipalities	4.000%	1/13/21	300	315
13	Japan International Cooperation Agency	2.750%	4/27/27	200	199
12	KFW	1.375%	12/14/18	150	150
12	KFW	1.875%	4/1/19	775	778
12	KFW	4.875%	6/17/19	2,150	2,265
12	KFW	1.000%	7/15/19	650	643
12	KFW	1.500%	9/9/19	2,475	2,469
12	KFW	1.750%	10/15/19	200	200
12	KFW	4.000%	1/27/20	50	53
12	KFW	1.500%	4/20/20	625	621

12	KFW	1.625%	5/29/20	1,900	1,893
12	KFW	1.875%	6/30/20	1,100	1,104
12	KFW	2.750%	9/8/20	1,700	1,746
12	KFW	2.750%	10/1/20	200	205
12	KFW	1.625%	3/15/21	900	892
12	KFW	1.500%	6/15/21	900	886
12	KFW	1.750%	9/15/21	600	595
12	KFW	2.125%	3/7/22	1,000	1,002
12	KFW	2.125%	6/15/22	750	752
12	KFW	2.000%	10/4/22	650	647
12	KFW	2.125%	1/17/23	1,025	1,024
12	KFW	2.500%	11/20/24	800	808
12	KFW	2.000%	5/2/25	300	293
12	KFW	0.000%	4/18/36	400	229
12	KFW	0.000%	6/29/37	200	109
	Korea Development Bank	3.000%	3/17/19	200	202
	Korea Development Bank	4.625%	11/16/21	150	160
	Korea Development Bank	3.000%	9/14/22	750	754
	Korea Development Bank	3.750%	1/22/24	400	414
12	Landwirtschaftliche Rentenbank	1.750%	4/15/19	75	75
12	Landwirtschaftliche Rentenbank	1.375%	10/23/19	50	50
12	Landwirtschaftliche Rentenbank	2.250%	10/1/21	75	76
12	Landwirtschaftliche Rentenbank	2.000%	1/13/25	850	828
12	Landwirtschaftliche Rentenbank	2.375%	6/10/25	475	473
12	Landwirtschaftliche Rentenbank	1.750%	7/27/26	275	258
	Nexen Energy ULC	7.875%	3/15/32	50	71
	Nexen Energy ULC	6.400%	5/15/37	450	577
	Nexen Energy ULC	7.500%	7/30/39	200	290
	Nordic Investment Bank	1.875%	6/14/19	300	301
	Nordic Investment Bank	1.500%	9/29/20	200	198
	Nordic Investment Bank	1.625%	11/20/20	200	199
	Nordic Investment Bank	1.250%	8/2/21	400	390
	North American Development Bank	4.375%	2/11/20	100	105
14	Oesterreichische Kontrollbank AG	1.125%	4/26/19	350	347
14	Oesterreichische Kontrollbank AG	1.750%	1/24/20	250	250
14	Oesterreichische Kontrollbank AG	1.375%	2/10/20	700	693
14	Oesterreichische Kontrollbank AG	1.500%	10/21/20	300	296
4	Oriental Republic of Uruguay	4.500%	8/14/24	125	137
4	Oriental Republic of Uruguay	4.375%	10/27/27	150	162
4	Oriental Republic of Uruguay	7.625%	3/21/36	400	561
4	Oriental Republic of Uruguay	4.125%	11/20/45	300	290
4	Oriental Republic of Uruguay	5.100%	6/18/50	850	897
	Petroleos Mexicanos	5.500%	2/4/19	500	520
	Petroleos Mexicanos	6.000%	3/5/20	100	107
	Petroleos Mexicanos	3.500%	7/23/20	100	102
	Petroleos Mexicanos	5.500%	1/21/21	400	427
	Petroleos Mexicanos	6.375%	2/4/21	1,451	1,583
	Petroleos Mexicanos	4.875%	1/24/22	425	444
	Petroleos Mexicanos	3.500%	1/30/23	365	359
	Petroleos Mexicanos	4.625%	9/21/23	487	502
	Petroleos Mexicanos	4.875%	1/18/24	350	363
	Petroleos Mexicanos	2.378%	4/15/25	40	40
	Petroleos Mexicanos	4.500%	1/23/26	125	124
	Petroleos Mexicanos	6.875%	8/4/26	429	487
9	Petroleos Mexicanos	6.500%	3/13/27	300	331
9	Petroleos Mexicanos	6.500%	3/13/27	1,100	1,214
	Petroleos Mexicanos	6.625%	6/15/35	625	676

	Petroleos Mexicanos	6.625%	6/15/38	150	160
	Petroleos Mexicanos	6.500%	6/2/41	400	417
	Petroleos Mexicanos	5.500%	6/27/44	184	171
	Petroleos Mexicanos	5.625%	1/23/46	1,059	985
	Petroleos Mexicanos	6.750%	9/21/47	688	727
9	Petroleos Mexicanos	6.750%	9/21/47	1,000	1,057
15	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	35	53
	Province of Alberta	1.900%	12/6/19	400	399
	Province of Alberta	2.200%	7/26/22	400	397
	Province of British Columbia	2.000%	10/23/22	200	197
	Province of British Columbia	2.250%	6/2/26	300	291
	Province of Manitoba	1.750%	5/30/19	175	174
	Province of Manitoba	2.050%	11/30/20	300	299
	Province of Manitoba	2.100%	9/6/22	150	148
	Province of Manitoba	3.050%	5/14/24	250	255
	Province of Manitoba	2.125%	6/22/26	90	85
	Province of Ontario	1.250%	6/17/19	500	494
	Province of Ontario	1.650%	9/27/19	225	223
	Province of Ontario	4.000%	10/7/19	575	596
	Province of Ontario	4.400%	4/14/20	700	738
	Province of Ontario	2.500%	9/10/21	575	581
	Province of Ontario	2.400%	2/8/22	650	652
	Province of Ontario	2.250%	5/18/22	500	499
	Province of Ontario	2.450%	6/29/22	150	151
	Province of Ontario	3.200%	5/16/24	150	156
	Province of Ontario	2.500%	4/27/26	250	246
	Province of Quebec	3.500%	7/29/20	350	361
	Province of Quebec	2.750%	8/25/21	325	329
	Province of Quebec	2.375%	1/31/22	100	100
	Province of Quebec	2.625%	2/13/23	400	404
	Province of Quebec	2.500%	4/20/26	200	196
	Province of Quebec	2.750%	4/12/27	850	843
	Province of Quebec	7.500%	9/15/29	475	675
	Republic of Chile	2.250%	10/30/22	175	174
	Republic of Chile	3.125%	1/21/26	735	752
	Republic of Chile	3.860%	6/21/47	275	279
	Republic of Colombia	7.375%	3/18/19	400	431
	Republic of Colombia	4.375%	7/12/21	450	478
	Republic of Colombia	4.000%	2/26/24	700	730
	Republic of Colombia	8.125%	5/21/24	100	128
4	Republic of Colombia	4.500%	1/28/26	522	558
4	Republic of Colombia	3.875%	4/25/27	400	405
	Republic of Colombia	10.375%	1/28/33	200	311
	Republic of Colombia	7.375%	9/18/37	100	132
	Republic of Colombia	6.125%	1/18/41	275	323
4	Republic of Colombia	5.625%	2/26/44	200	224
4	Republic of Colombia	5.000%	6/15/45	1,100	1,133
	Republic of Hungary	6.250%	1/29/20	350	381
	Republic of Hungary	6.375%	3/29/21	2,450	2,762
	Republic of Hungary	5.750%	11/22/23	400	464
	Republic of Hungary	7.625%	3/29/41	100	155
	Republic of Italy	6.875%	9/27/23	445	530
	Republic of Italy	5.375%	6/15/33	275	318
	Republic of Korea	7.125%	4/16/19	600	645
	Republic of Korea	5.625%	11/3/25	100	119
	Republic of Panama	5.200%	1/30/20	200	215

4 Republic of Panama	4.000%	9/22/24	200	213
4 Republic of Panama	3.750%	3/16/25	200	209
Republic of Panama	7.125%	1/29/26	400	515
4 Republic of Panama	3.875%	3/17/28	300	318
Republic of Panama	9.375%	4/1/29	300	452
4 Republic of Panama	6.700%	1/26/36	292	387
4 Republic of Panama	4.500%	5/15/47	200	211
4 Republic of Panama	4.300%	4/29/53	200	204
Republic of Peru	7.350%	7/21/25	425	557
Republic of Peru	8.750%	11/21/33	645	1,020
4 Republic of Peru	6.550%	3/14/37	225	303
Republic of Peru	5.625%	11/18/50	350	441
Republic of Poland	6.375%	7/15/19	961	1,038
Republic of Poland	5.125%	4/21/21	275	301
Republic of Poland	5.000%	3/23/22	775	857
Republic of Poland	3.000%	3/17/23	325	333
Republic of Poland	4.000%	1/22/24	150	161
Republic of Poland	3.250%	4/6/26	150	154
Republic of the Philippines	4.000%	1/15/21	350	371
Republic of the Philippines	9.500%	10/21/24	350	504
Republic of the Philippines	10.625%	3/16/25	100	153
Republic of the Philippines	5.500%	3/30/26	225	268
Republic of the Philippines	9.500%	2/2/30	225	362
Republic of the Philippines	7.750%	1/14/31	400	583
Republic of the Philippines	6.375%	1/15/32	500	658
Republic of the Philippines	6.375%	10/23/34	550	740
Republic of the Philippines	3.950%	1/20/40	400	415
Republic of the Philippines	3.700%	3/1/41	200	200
Republic of the Philippines	3.700%	2/2/42	350	351
State of Israel	5.125%	3/26/19	350	367
State of Israel	3.150%	6/30/23	400	413
State of Israel	2.875%	3/16/26	200	201
State of Israel	4.500%	1/30/43	200	217
Statoil ASA	1.250%	11/9/17	200	200
Statoil ASA	5.250%	4/15/19	25	26
Statoil ASA	2.250%	11/8/19	250	252
Statoil ASA	2.750%	11/10/21	300	305
Statoil ASA	3.150%	1/23/22	150	154
Statoil ASA	2.450%	1/17/23	450	449
Statoil ASA	2.650%	1/15/24	250	248
Statoil ASA	3.700%	3/1/24	150	158
Statoil ASA	3.250%	11/10/24	150	154
Statoil ASA	7.250%	9/23/27	300	399
Statoil ASA	5.100%	8/17/40	125	144
Statoil ASA	4.250%	11/23/41	175	185
Statoil ASA	3.950%	5/15/43	125	125
Statoil ASA	4.800%	11/8/43	175	199
Svensk Exportkredit AB	1.250%	4/12/19	300	298
Svensk Exportkredit AB	1.875%	6/17/19	200	200
Svensk Exportkredit AB	1.125%	8/28/19	300	297
Svensk Exportkredit AB	1.750%	5/18/20	190	190
Svensk Exportkredit AB	1.875%	6/23/20	200	200
Svensk Exportkredit AB	1.750%	8/28/20	380	379
Svensk Exportkredit AB	1.750%	3/10/21	250	248
Svensk Exportkredit AB	2.000%	8/30/22	190	188
United Mexican States	5.125%	1/15/20	200	216
United Mexican States	3.500%	1/21/21	100	105

United Mexican States	3.625%	3/15/22	958	1,005
United Mexican States	4.000%	10/2/23	1,026	1,084
United Mexican States	3.600%	1/30/25	600	614
United Mexican States	4.125%	1/21/26	200	211
United Mexican States	4.150%	3/28/27	300	315
United Mexican States	7.500%	4/8/33	100	137
United Mexican States	6.750%	9/27/34	333	435
United Mexican States	6.050%	1/11/40	1,720	2,065
United Mexican States	4.750%	3/8/44	765	788
United Mexican States	4.600%	1/23/46	600	607
United Mexican States	4.350%	1/15/47	350	340
United Mexican States	5.750%	10/12/10	342	365
Total Sovereign Bonds (Cost $157,354)				160,231
Taxable Municipal Bonds (0.8%)
Alabama Economic Settlement Authority BP
Settlement Revenue	3.163%	9/15/25	100	102
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.939%	2/15/47	150	193
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	6.270%	2/15/50	50	64
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	7.499%	2/15/50	50	73
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	8.084%	2/15/50	125	207
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.918%	4/1/40	100	142
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	250	359
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.907%	10/1/50	200	306
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	150	148
California GO	6.200%	10/1/19	275	299
California GO	5.700%	11/1/21	250	282
California GO	7.500%	4/1/34	600	872
California GO	7.300%	10/1/39	75	110
California GO	7.350%	11/1/39	925	1,359
California GO	7.625%	3/1/40	205	314
California GO	7.600%	11/1/40	200	312
California State University Systemwide
Revenue	3.899%	11/1/47	50	51
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	50	63
Chicago IL GO	7.045%	1/1/29	50	55
Chicago IL GO	7.375%	1/1/33	150	171
Chicago IL GO	7.781%	1/1/35	50	59
Chicago IL GO	6.314%	1/1/44	100	107
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	125	171
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	150	185
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	125	163
Chicago IL Water Revenue	6.742%	11/1/40	175	227
Clark County NV Airport System Revenue	6.881%	7/1/42	100	108
Clark County NV Airport System Revenue	6.820%	7/1/45	100	147
Connecticut GO	5.090%	10/1/30	175	190

Connecticut GO	5.850%	3/15/32	200	241
Cook County IL GO	6.229%	11/15/34	50	61
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	100	133
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	50	59
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	150	199
Dallas TX Independent School District GO	6.450%	2/15/35	100	114
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	62
District of Columbia Water & Sewer Authority
Public Utility Revenue	4.814%	10/1/14	150	166
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	2.197%	7/1/19	100	100
Florida Board of Administration Finance Corp
Revenue	2.638%	7/1/21	150	151
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	2.995%	7/1/20	450	459
George Washington University District of
Columbia GO	3.485%	9/15/22	200	209
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	250	315
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	150	187
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	75	93
Houston TX GO	6.290%	3/1/32	145	172
Illinois GO	5.877%	3/1/19	250	259
Illinois GO	4.950%	6/1/23	400	414
Illinois GO	5.100%	6/1/33	1,200	1,213
Illinois GO	7.350%	7/1/35	300	353
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	50	64
JobsOhio Beverage System Statewide Liquor
Profits Revenue	3.985%	1/1/29	150	160
JobsOhio Beverage System Statewide Liquor
Profits Revenue	4.532%	1/1/35	100	110
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	25	27
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	100	148
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	100	150
Los Angeles CA Unified School District GO	5.755%	7/1/29	200	245
Los Angeles CA Unified School District GO	5.750%	7/1/34	125	160
Los Angeles CA Unified School District GO	6.758%	7/1/34	200	277
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	75	93
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	76
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	50	66
Massachusetts GO	4.200%	12/1/21	125	132
Massachusetts GO	5.456%	12/1/39	150	189
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	100	127
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	50	64

	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	50	67
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	50	73
	Mississippi GO	5.245%	11/1/34	50	59
	Missouri Health & Educational Facilities
	Authority Revenue (Washington University)	3.652%	8/15/57	100	99
	Missouri Highways & Transportation
	Commission Road Revenue	5.445%	5/1/33	50	60
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	225	281
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.104%	12/15/28	100	105
	New Jersey Transportation Trust Fund
	Authority Transportation System Revenue	6.561%	12/15/40	400	510
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	100	151
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	400	585
	New York City NY GO	6.246%	6/1/35	25	28
	New York City NY GO	5.517%	10/1/37	50	63
	New York City NY GO	6.271%	12/1/37	100	135
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.750%	6/15/41	50	66
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.952%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	6.011%	6/15/42	50	68
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.440%	6/15/43	100	129
	New York City NY Municipal Water Finance
	Authority Water & Sewer System Revenue	5.882%	6/15/44	175	240
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	150	186
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	100	125
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	75	94
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	400	609
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	50	63
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	5.628%	3/15/39	100	126
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	150	183
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	100	148
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	100	120
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	102
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	100	109
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	75	87
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	150	192

	Oregon GO	5.762%	6/1/23	181	202
	Oregon GO	5.892%	6/1/27	75	91
17	Oregon School Boards Association GO	5.528%	6/30/28	50	58
	Pennsylvania Public School Building Authority
	Lease Revenue (School District of
	Philadelphia)	5.000%	9/15/27	50	55
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	50	65
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	75	96
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	250	305
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	100	110
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	100	120
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	550	615
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	100	117
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	225	279
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	100	95
	Princeton University New Jersey GO	5.700%	3/1/39	200	267
	Regents of the University of California
	Revenue	3.063%	7/1/25	100	103
	Regional Transportation District of Colorado
	Sales Tax Revenue	5.844%	11/1/50	100	134
	Rutgers State University New Jersey Revenue	5.665%	5/1/40	50	60
	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue	4.839%	1/1/41	150	179
	San Antonio TX Electric & Gas Systems
	Revenue	5.985%	2/1/39	125	167
	San Antonio TX Electric & Gas Systems
	Revenue	5.808%	2/1/41	125	163
	San Diego County CA Water Authority
	Revenue	6.138%	5/1/49	100	139
	San Francisco CA City & County Public
	Utilities Commission Water Revenue	6.950%	11/1/50	100	148
	Santa Clara Valley CA Transportation
	Authority Sales Tax Revenue	5.876%	4/1/32	200	245
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	100	94
	South Carolina Public Service Authority
	Revenue	6.454%	1/1/50	100	129
	Texas GO	5.517%	4/1/39	50	64
	Texas Transportation Commission Revenue	5.178%	4/1/30	175	207
	Texas Transportation Commission Revenue	4.631%	4/1/33	350	395
	Texas Transportation Commission Revenue	4.681%	4/1/40	50	59
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	250	345
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	50	69
	University of California Revenue	6.270%	5/15/31	500	532
	University of California Revenue	5.946%	5/15/45	175	226
	University of Southern California GO	5.250%	10/1/11	100	122
	University of Texas Revenue	3.354%	8/15/47	50	49

	University of Texas System Revenue
	Financing System Revenue	6.276%	8/15/41	25	27
	University of Texas System Revenue
	Financing System Revenue	5.134%	8/15/42	100	121
	University of Texas System Revenue
	Financing System Revenue	4.794%	8/15/46	75	88
	University of Virginia Revenue	4.179%	9/1/17	50	50
	Utah GO	4.554%	7/1/24	50	55
	Utah GO	3.539%	7/1/25	50	53
	Washington GO	5.140%	8/1/40	150	185
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	250	257
	Wisconsin General Fund Annual Appropriation
	Revenue	3.154%	5/1/27	100	101
17	Wisconsin GO	5.700%	5/1/26	75	86
Total Taxable Municipal Bonds (Cost $22,382)					25,945
				Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
18	Vanguard Market Liquidity Fund (Cost
	$107,920)	1.223%		1,079,116	107,933

Total Investments (102.7%) (Cost $3,331,682)					3,384,457
Other Assets and Liabilities-Net (-2.7%)					(90,562)
Net Assets (100%)					3,293,895

1 U.S. government-guaranteed.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2017.
6 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
7 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
8 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus margin.
9 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $25,217,000, representing 0.8% of net assets.
10 Security value determined using significant unobservable inputs.
11 Guaranteed by the Government of Canada.
12 Guaranteed by the Federal Republic of Germany.
13 Guaranteed by the Government of Japan.
14 Guaranteed by the Republic of Austria.
15 Guaranteed by the Republic of the Philippines.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
18 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Vanguard Total Bond Market Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

C. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Vanguard Total Bond Market Index Portfolio

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,088,562	—
Asset-Backed/Commercial Mortgage Backed Securities	—	81,412	64
Corporate Bonds	—	920,310	—
Sovereign Bonds	—	160,231	—
Taxable Municipal Bonds	—	25,945	—
Temporary Cash Investments	107,933	—	—
Total	107,933	3,276,460	64

E. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

The portfolio had no open futures contracts at September 30, 2017.

F. At September 30, 2017, the cost of investment securities for tax purposes was $333,168,000. Net unrealized appreciation of investment securities for tax purposes was $52,775,000, consisting of unrealized gains of $71,090,000 on securities that had risen in value since their purchase and $18,315,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Portfolio

Schedule of Investments (unaudited)

As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (93.0%)1
Consumer Discretionary (12.3%)
* Amazon.com Inc.	9,527	9,159
* Liberty Interactive Corp. QVC Group Class A	338,079	7,969
Home Depot Inc.	44,547	7,286
* Liberty Global plc	177,561	5,806
* Netflix Inc.	28,990	5,257
* TripAdvisor Inc.	114,887	4,656
Dollar General Corp.	55,995	4,538
* O'Reilly Automotive Inc.	15,275	3,290
* Priceline Group Inc.	1,533	2,807
Starbucks Corp.	48,600	2,610
Hilton Worldwide Holdings Inc.	29,983	2,082
Ross Stores Inc.	28,661	1,851
Las Vegas Sands Corp.	25,389	1,629
* Liberty Global plc Class A	47,898	1,624
* AutoZone Inc.	2,060	1,226
Vail Resorts Inc.	3,360	767
NIKE Inc. Class B	14,082	730
* Chipotle Mexican Grill Inc. Class A	2,040	628
		63,915
Consumer Staples (3.0%)
* Monster Beverage Corp.	111,309	6,150
Estee Lauder Cos. Inc. Class A	42,422	4,575
Constellation Brands Inc. Class A	15,430	3,078
PepsiCo Inc.	11,455	1,276
* Blue Buffalo Pet Products Inc.	16,400	465
		15,544
Energy (0.1%)
Schlumberger Ltd.	8,380	585

Financials (6.9%)
Intercontinental Exchange Inc.	179,087	12,303
Charles Schwab Corp.	150,836	6,598
Marsh & McLennan Cos. Inc.	32,267	2,704
* Markel Corp.	2,462	2,629
MarketAxess Holdings Inc.	12,371	2,283
Progressive Corp.	46,410	2,247
Affiliated Managers Group Inc.	10,020	1,902
MSCI Inc. Class A	15,517	1,814
TD Ameritrade Holding Corp.	29,930	1,461
Bank of America Corp.	56,855	1,441
CME Group Inc.	3,924	532
		35,914
Health Care (13.6%)
* Celgene Corp.	101,255	14,765
* Biogen Inc.	31,794	9,955
* Quintiles IMS Holdings Inc.	74,046	7,040
UnitedHealth Group Inc.	32,258	6,318
Allergan plc	27,337	5,603

Dentsply Sirona Inc.	92,327	5,522
Bristol-Myers Squibb Co.	74,739	4,764
* Edwards Lifesciences Corp.	30,248	3,306
Zoetis Inc.	44,200	2,818
Thermo Fisher Scientific Inc.	11,930	2,257
Danaher Corp.	20,510	1,759
* Regeneron Pharmaceuticals Inc.	3,593	1,607
* DexCom Inc.	31,315	1,532
* ABIOMED Inc.	8,844	1,491
* Cerner Corp.	17,120	1,221
* Vertex Pharmaceuticals Inc.	6,395	972
		70,930
Industrials (8.8%)
FedEx Corp.	33,571	7,573
Nielsen Holdings plc	101,949	4,226
* Verisk Analytics Inc. Class A	40,275	3,351
* TransUnion	68,146	3,221
AMETEK Inc.	46,365	3,062
Fastenal Co.	66,503	3,031
Lockheed Martin Corp.	8,912	2,765
Union Pacific Corp.	23,070	2,675
* IHS Markit Ltd.	56,476	2,489
Equifax Inc.	22,307	2,364
Northrop Grumman Corp.	7,333	2,110
JB Hunt Transport Services Inc.	15,669	1,741
Fortune Brands Home & Security Inc.	25,843	1,737
Fortive Corp.	23,845	1,688
TransDigm Group Inc.	5,860	1,498
Snap-on Inc.	7,253	1,081
Raytheon Co.	5,710	1,065
		45,677
Information Technology (44.1%)
Microsoft Corp.	291,878	21,742
* Facebook Inc. Class A	122,291	20,896
Mastercard Inc. Class A	141,971	20,046
* Alphabet Inc. Class C	20,386	19,552
* PayPal Holdings Inc.	295,992	18,952
Visa Inc. Class A	165,157	17,381
* eBay Inc.	353,466	13,594
* Alphabet Inc. Class A	11,643	11,337
Apple Inc.	61,826	9,529
NVIDIA Corp.	37,959	6,786
Symantec Corp.	203,866	6,689
* Electronic Arts Inc.	51,540	6,085
* Adobe Systems Inc.	36,886	5,503
* Take-Two Interactive Software Inc.	51,287	5,243
ASML Holding NV	28,459	4,872
* FleetCor Technologies Inc.	27,621	4,275
* ServiceNow Inc.	33,158	3,897
* Autodesk Inc.	31,974	3,589
* Alibaba Group Holding Ltd. ADR	18,055	3,118
Global Payments Inc.	30,314	2,881
CDW Corp.	42,860	2,829
* Red Hat Inc.	25,390	2,815
* salesforce.com Inc.	28,742	2,685
* Workday Inc. Class A	23,622	2,489

Microchip Technology Inc.	27,630	2,481
Accenture plc Class A	17,720	2,393
Alliance Data Systems Corp.	10,773	2,387
Texas Instruments Inc.	25,510	2,287
Intuit Inc.	10,170	1,446
* Zillow Group Inc.	35,341	1,421
		229,200
Materials (0.5%)
Sherwin-Williams Co.	4,628	1,657
PPG Industries Inc.	11,620	1,263
		2,920
Other (0.1%)
*,2 Cloudera Inc.	21,972	329

*,2,3 WeWork Class A PP	4,015	208
		537
Real Estate (3.6%)
Crown Castle International Corp.	87,452	8,743
Equinix Inc.	10,242	4,571
American Tower Corp.	26,016	3,556
* SBA Communications Corp. Class A	12,010	1,730
		18,600
Total Common Stocks (Cost $337,698)		483,822
Preferred Stocks (1.6%)

*,2,3 Uber Technologies PP	104,984	4,353

*,2,3 Airbnb Inc.	9,972	1,047

*,2,3 WeWork Pfd. D1 PP	19,954	1,034

*,2,3 Pinterest Prf G PP	124,325	892

*,2,3 WeWork Pfd. D2 PP	15,678	812
Total Preferred Stocks (Cost $4,043)		8,138
Temporary Cash Investments (4.7%)1

Money Market Fund (4.3%)
4 Vanguard Market Liquidity Fund	1.223%		224,742	22,479

			Face
		Maturity	Amount
	Coupon	Date	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC
(Dated 9/29/17, Repurchase Value
$600,000, collateralized by Government
National Mortgage Assn. 4.432%, 7/20/67,
with a value of $612,000)	1.070%	10/2/17	600	600

U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill	0.978%	10/5/17	800	800
5 United States Treasury Bill	1.169%	3/22/18	800	795
				1,595
Total Temporary Cash Investments (Cost $24,675)				24,674

Total Investments (99.3%) (Cost $366,416)	516,634
Other Assets and Liabilities-Net (0.7%)	3,498
Net Assets (100%)	520,132

* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.1% and 0.6%, respectively, of net assets.
2 Restricted securities totaling $8,675,000, representing 1.7% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $796,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	172	21,638 461

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral

Vanguard Growth Portfolio

cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	483,285	329	208
Preferred Stocks	—	—	8,138
Temporary Cash Investments	22,479	2,195	—
Futures Contracts—Assets[1]	72	—	—
Total	505,836	2,524	8,346
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2016	201	9,053
Transfers out of Level 3	—	(320)
Change in Unrealized Appreciation (Depreciation)	7	(595)
Balance as of September 30, 2017	208	8,138
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017 was ($530,000).

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the

Vanguard Growth Portfolio

portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2017:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or
	9/30/2017			Range/Weighted
	($000)			Avg.

Common Stocks	208	Recent Market	Transaction Price	$51.81
		Transaction

Preferred Stocks	4,353	Recent Market	Transaction Price	$48.77
		Transaction With
		Uncertainty Discount	Uncertainty Discount	15%

	3,785	Recent Market	Transaction Price	$7.18 - $105.00 /
		Transaction[1]		$56.00
1 During the period ended September 30, 2017, the valuation technique was changed from Comparable Companies to Recent Market

Transaction. This was considered to be a more relevant measure of fair value for this investment.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At September 30, 2017, the cost of investment securities for tax purposes was $366,416,000. Net unrealized appreciation of investment securities for tax purposes was $150,218,000, consisting of unrealized gains of $160,567,000 on securities that had risen in value since their purchase and $10,349,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Balanced Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Value
	Shares	($000)
Common Stocks (65.1%)
Consumer Discretionary (3.8%)
Comcast Corp. Class A	1,207,688	46,472
Ford Motor Co.	1,396,315	16,714
Twenty-First Century Fox Inc. Class A	606,684	16,005
Lowe's Cos. Inc.	124,710	9,969
Hilton Worldwide Holdings Inc.	99,153	6,886
Volkswagen AG Preference Shares	35,944	5,868
L Brands Inc.	114,375	4,759
		106,673
Consumer Staples (4.9%)
Unilever NV	416,935	24,646
PepsiCo Inc.	220,575	24,579
Walgreens Boots Alliance Inc.	247,685	19,126
Philip Morris International Inc.	160,395	17,805
Diageo plc	508,442	16,721
CVS Health Corp.	167,115	13,590
Costco Wholesale Corp.	80,765	13,269
British American Tobacco plc	101,215	6,336
		136,072
Energy (5.9%)
Chevron Corp.	437,215	51,373
TOTAL SA	479,164	25,729
Exxon Mobil Corp.	264,948	21,720
Suncor Energy Inc.	465,345	16,309
ConocoPhillips	311,820	15,607
Anadarko Petroleum Corp.	235,975	11,527
Kinder Morgan Inc.	468,415	8,984
Hess Corp.	169,160	7,932
BP plc	880,656	5,641
		164,822
Financials (15.6%)
JPMorgan Chase & Co.	559,373	53,426
Bank of America Corp.	1,963,087	49,745
Chubb Ltd.	280,815	40,030
Prudential Financial Inc.	344,705	36,649
PNC Financial Services Group Inc.	247,300	33,329
Citigroup Inc.	274,615	19,975
Marsh & McLennan Cos. Inc.	221,265	18,544
Wells Fargo & Co.	334,781	18,463
BlackRock Inc.	38,904	17,394
Intercontinental Exchange Inc.	242,805	16,681
Northern Trust Corp.	177,040	16,275
Mitsubishi UFJ Financial Group Inc.	2,446,730	15,908
MetLife Inc.	300,503	15,611
American International Group Inc.	242,997	14,918
Goldman Sachs Group Inc.	57,551	13,651
Bank of Nova Scotia	197,035	12,659
BNP Paribas SA	144,051	11,621
Hartford Financial Services Group Inc.	182,045	10,091

ING Groep NV	330,983	6,101
UBS Group AG	331,498	5,685
Zurich Insurance Group AG	15,677	4,791
Tokio Marine Holdings Inc.	92,600	3,624
* Brighthouse Financial Inc.	22,715	1,381
		436,552
Health Care (10.3%)
Bristol-Myers Squibb Co.	625,180	39,849
Merck & Co. Inc.	570,174	36,508
AstraZeneca plc ADR	914,918	30,998
Johnson & Johnson	198,680	25,830
Pfizer Inc.	627,883	22,416
Medtronic plc	286,820	22,306
Eli Lilly & Co.	247,958	21,210
UnitedHealth Group Inc.	100,520	19,687
Novartis AG	212,928	18,264
Cardinal Health Inc.	228,295	15,278
Abbott Laboratories	256,659	13,695
Roche Holding AG	29,506	7,542
McKesson Corp.	41,770	6,416
* HCA Healthcare Inc.	63,818	5,079
* Regeneron Pharmaceuticals Inc.	8,870	3,966
		289,044
Industrials (7.2%)
United Parcel Service Inc. Class B	308,879	37,093
Honeywell International Inc.	144,049	20,417
Caterpillar Inc.	138,416	17,262
ABB Ltd. ADR	641,612	15,880
Airbus SE	164,822	15,690
Eaton Corp. plc	182,340	14,002
FedEx Corp.	60,647	13,681
Schneider Electric SE	142,452	12,405
Siemens AG	85,711	12,095
Lockheed Martin Corp.	38,550	11,962
Canadian Pacific Railway Ltd.	56,411	9,479
United Technologies Corp.	71,399	8,288
Johnson Controls International plc	180,380	7,267
Canadian National Railway Co.	37,922	3,142
Boeing Co.	7,781	1,978
BAE Systems plc	184,236	1,560
		202,201
Information Technology (10.5%)
Microsoft Corp.	817,693	60,910
* Alphabet Inc. Class A	50,700	49,368
Intel Corp.	1,222,770	46,563
Apple Inc.	240,477	37,062
Cisco Systems Inc.	611,024	20,549
Accenture plc Class A	150,580	20,339
* eBay Inc.	474,545	18,251
QUALCOMM Inc.	280,290	14,530
Texas Instruments Inc.	135,476	12,144
International Business Machines Corp.	51,633	7,491
HP Inc.	349,405	6,974
		294,181
Materials (2.0%)
International Paper Co.	277,380	15,761

DowDuPont Inc.	181,185	12,543
Linde AG	48,310	10,046
LyondellBasell Industries NV Class A	92,250	9,137
BHP Billiton plc	415,585	7,334
		54,821
Real Estate (0.8%)
American Tower Corp.	151,447	20,700
AvalonBay Communities Inc.	15,915	2,839
		23,539
Telecommunication Services (1.6%)
Verizon Communications Inc.	878,395	43,472

Utilities (2.5%)
NextEra Energy Inc.	235,525	34,516
Dominion Energy Inc.	274,680	21,131
Exelon Corp.	406,400	15,309
		70,956
Total Common Stocks (Cost $1,317,416)		1,822,333

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (5.4%)
U.S. Government Securities (5.3%)
United States Treasury Note/Bond	0.750%	10/31/17	5,350	5,348
United States Treasury Note/Bond	0.625%	11/30/17	5,575	5,571
United States Treasury Note/Bond	0.875%	3/31/18	750	749
United States Treasury Note/Bond	0.750%	4/30/18	1,500	1,496
United States Treasury Note/Bond	1.000%	5/31/18	5,500	5,490
United States Treasury Note/Bond	0.750%	8/31/18	1,300	1,293
United States Treasury Note/Bond	1.375%	9/30/18	14,700	14,700
United States Treasury Note/Bond	0.750%	7/15/19	4,300	4,246
United States Treasury Note/Bond	1.250%	8/31/19	23,000	22,899
United States Treasury Note/Bond	1.750%	9/30/19	13,000	13,065
United States Treasury Note/Bond	1.375%	2/15/20	1,300	1,295
United States Treasury Note/Bond	1.375%	2/29/20	2,130	2,121
United States Treasury Note/Bond	1.625%	6/30/20	2,840	2,842
United States Treasury Note/Bond	1.500%	8/15/20	4,250	4,237
United States Treasury Note/Bond	1.250%	3/31/21	3,000	2,951
United States Treasury Note/Bond	1.375%	5/31/21	3,500	3,451
United States Treasury Note/Bond	2.000%	2/15/25	11,180	11,023
United States Treasury Note/Bond	2.000%	8/15/25	4,305	4,229
United States Treasury Note/Bond	2.375%	5/15/27	750	753
United States Treasury Note/Bond	2.250%	8/15/27	700	695
United States Treasury Note/Bond	2.875%	5/15/43	6,738	6,787
United States Treasury Note/Bond	3.375%	5/15/44	4,410	4,859
United States Treasury Note/Bond	3.125%	8/15/44	1,740	1,835
United States Treasury Note/Bond	2.500%	2/15/45	2,610	2,433
United States Treasury Note/Bond	2.875%	8/15/45	1,910	1,918
United States Treasury Note/Bond	2.500%	5/15/46	595	553
United States Treasury Note/Bond	2.250%	8/15/46	5,168	4,540
United States Treasury Note/Bond	2.875%	11/15/46	930	932
United States Treasury Note/Bond	3.000%	2/15/47	5,640	5,797
United States Treasury Note/Bond	3.000%	5/15/47	1,000	1,028
United States Treasury Note/Bond	2.750%	8/15/47	7,745	7,573
				146,709

Conventional Mortgage-Backed Securities (0.0%)
1,2	Freddie Mac Gold Pool	4.000%	9/1/41	6	7
1	Ginnie Mae I Pool	7.000%	11/15/31–11/15/33	103	119
1	Ginnie Mae I Pool	8.000%	9/15/30	54	55
					181
Nonconventional Mortgage-Backed Securities (0.1%)
1,2	Fannie Mae REMICS	3.500%	4/25/31	245	255
1,2	Fannie Mae REMICS	4.000%	9/25/29–5/25/31	470	497
1,2	Freddie Mac REMICS	3.500%	3/15/31	145	151
1,2	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	2,696	2,875
					3,778
Total U.S. Government and Agency Obligations (Cost $149,896)					150,668
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
3	American Tower Trust I	1.551%	3/15/18	380	379
3	American Tower Trust I	3.070%	3/15/23	1,100	1,101
1,3,4Apidos CLO XVII		2.614%	4/17/26	1,295	1,297
1,3,4Ares XXIX CLO Ltd.		2.494%	4/17/26	1,195	1,200
1,3,4Atlas Senior Loan Fund VI Ltd.		2.554%	10/15/26	355	355
1,3,4Avery Point IV CLO Ltd.		2.414%	4/25/26	1,190	1,195
3	Bank of Montreal	2.500%	1/11/22	1,700	1,704
1,3,4BlueMountain CLO 2014-1 Ltd.		2.571%	4/30/26	725	729
1,3,4Cent CLO 20 Ltd.		2.414%	1/25/26	1,295	1,295
1,3,4Cent CLO 21 Ltd.		2.527%	7/27/26	415	416
1,3,4Cent CLO 22 Ltd.		2.722%	11/7/26	930	937
1,3,4CIFC Funding 2014 Ltd.		2.354%	4/18/25	1,185	1,185
1	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	480	493
3	DNB Boligkreditt AS	2.500%	3/28/22	1,315	1,321
1,3,4Dryden XXXI Senior Loan Fund		2.384%	4/18/26	1,160	1,165
1,3	Enterprise Fleet Financing LLC Series 2017-
	1	2.130%	7/20/22	210	210
1,3	GM Financial Consumer Automobile 2017-1	1.510%	3/16/20	600	600
1,4	LB-UBS Commercial Mortgage Trust 2008-
	C1	6.319%	4/15/41	546	555
1,3,4Limerock CLO II Ltd.		2.604%	4/18/26	1,300	1,304
1,3,4Madison Park Funding XII Ltd.		2.567%	7/20/26	920	926
1,3,4Madison Park Funding XIII Ltd.		2.416%	1/19/25	745	745
1,3	MMAF Equipment Finance LLC 2017-A	1.730%	5/18/20	250	250
1,3	OneMain Financial Issuance Trust 2016-2	4.100%	3/20/28	770	783
1,3	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	273	272
1	Santander Drive Auto Receivables Trust
	2013-2	2.570%	3/15/19	419	419
1	Santander Drive Auto Receivables Trust
	2014-2	2.330%	11/15/19	168	168
3	SBA Tower Trust	2.898%	10/8/19	1,205	1,210
1,3,4Seneca Park CLO Ltd. 2014-1		2.424%	7/17/26	680	684
1,3,4SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	700	709
1,3,4Shackleton 2014-VI CLO		2.464%	7/17/26	660	661
1,3	Springleaf Funding Trust	3.160%	11/15/24	1,375	1,384
1,3	Springleaf Funding Trust 2015-B	3.480%	5/15/28	590	601
1,3,4Symphony CLO XIV Ltd.		2.584%	7/14/26	1,125	1,128
1,3,4Thacher Park CLO Ltd.		2.467%	10/20/26	505	508
3	Toronto-Dominion Bank	2.500%	1/18/22	2,100	2,106
1	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	210	217

1,3,4Voya CLO 2014-1 Ltd.		2.634%	4/18/26	525	526
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $30,671)					30,738
Corporate Bonds (21.1%)
Finance (8.3%)
	Banking (6.6%)
	American Express Co.	1.550%	5/22/18	1,635	1,634
	American Express Credit Corp.	2.125%	7/27/18	1,235	1,238
	American Express Credit Corp.	2.250%	8/15/19	800	803
	American Express Credit Corp.	2.700%	3/3/22	1,505	1,518
	Bank of America Corp.	5.750%	12/1/17	500	503
	Bank of America Corp.	6.875%	4/25/18	1,250	1,285
	Bank of America Corp.	5.625%	7/1/20	85	92
	Bank of America Corp.	5.875%	1/5/21	3,000	3,318
	Bank of America Corp.	3.300%	1/11/23	120	123
1	Bank of America Corp.	2.816%	7/21/23	1,645	1,644
	Bank of America Corp.	4.000%	1/22/25	875	905
1	Bank of America Corp.	3.593%	7/21/28	1,025	1,027
	Bank of America Corp.	5.875%	2/7/42	260	335
	Bank of America Corp.	5.000%	1/21/44	1,000	1,159
	Bank of America Corp.	4.875%	4/1/44	420	476
	Bank of New York Mellon Corp.	2.150%	2/24/20	1,580	1,587
	Bank of New York Mellon Corp.	2.200%	8/16/23	460	449
4	Bank of New York Mellon Corp.	2.361%	10/30/23	1,145	1,170
	Bank of New York Mellon Corp.	3.000%	2/24/25	720	721
	Bank of Nova Scotia	2.050%	10/30/18	1,600	1,607
	Bank of Nova Scotia	2.800%	7/21/21	750	764
3	Bank of Tokyo-Mitsubishi UFJ Ltd.	1.700%	3/5/18	1,390	1,389
3	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	1,200	1,214
3	Barclays Bank plc	6.050%	12/4/17	1,400	1,410
	Barclays Bank plc	5.140%	10/14/20	160	170
	Barclays plc	3.684%	1/10/23	700	718
	BB&T Corp.	2.750%	4/1/22	1,700	1,724
	Bear Stearns Cos. LLC	6.400%	10/2/17	235	235
	Bear Stearns Cos. LLC	7.250%	2/1/18	425	433
	BNP Paribas SA	2.400%	12/12/18	1,300	1,308
3	BNP Paribas SA	2.950%	5/23/22	620	625
	BNP Paribas SA	3.250%	3/3/23	305	314
3	BNP Paribas SA	3.800%	1/10/24	1,170	1,209
	BPCE SA	2.500%	12/10/18	220	221
	BPCE SA	2.500%	7/15/19	1,400	1,412
3	BPCE SA	3.000%	5/22/22	255	256
	BPCE SA	4.000%	4/15/24	775	821
3	BPCE SA	5.150%	7/21/24	1,260	1,358
	Branch Banking & Trust Co.	2.625%	1/15/22	1,250	1,267
4	Canadian Imperial Bank of Commerce	2.041%	6/16/22	1,565	1,573
	Capital One Bank USA NA	2.150%	11/21/18	1,215	1,217
	Capital One Financial Corp.	4.750%	7/15/21	400	431
	Capital One Financial Corp.	3.750%	4/24/24	1,305	1,346
	Capital One Financial Corp.	3.200%	2/5/25	1,050	1,049
	Capital One Financial Corp.	4.200%	10/29/25	310	318
	Citigroup Inc.	1.750%	5/1/18	500	500
	Citigroup Inc.	2.500%	9/26/18	500	503
	Citigroup Inc.	2.550%	4/8/19	1,800	1,814
	Citigroup Inc.	2.500%	7/29/19	965	973
	Citigroup Inc.	2.400%	2/18/20	800	805
	Citigroup Inc.	4.500%	1/14/22	1,975	2,125
	Citigroup Inc.	6.625%	6/15/32	2,000	2,512

Citigroup Inc.	8.125%	7/15/39	101	158
Compass Bank	2.750%	9/29/19	375	377
Cooperatieve Rabobank UA	2.250%	1/14/19	1,350	1,360
3 Credit Agricole SA	2.500%	4/15/19	1,460	1,472
3 Credit Agricole SA	3.250%	10/4/24	840	840
Credit Suisse AG	1.750%	1/29/18	840	840
Credit Suisse AG	2.300%	5/28/19	2,845	2,860
Credit Suisse AG	3.000%	10/29/21	735	748
Credit Suisse AG	3.625%	9/9/24	250	259
3 Credit Suisse Group AG	3.574%	1/9/23	550	562
Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	1,335	1,387
Credit Suisse Group Funding Guernsey Ltd.	3.750%	3/26/25	1,595	1,624
3 Danske Bank A/S	2.000%	9/8/21	1,120	1,099
Deutsche Bank AG	1.875%	2/13/18	195	195
Deutsche Bank AG	2.500%	2/13/19	270	272
Deutsche Bank AG	2.700%	7/13/20	660	662
Deutsche Bank AG	4.250%	10/14/21	1,215	1,273
Fifth Third Bank	2.875%	10/1/21	425	433
Fifth Third Bank	3.850%	3/15/26	830	852
Goldman Sachs Group Inc.	5.950%	1/18/18	1,325	1,341
Goldman Sachs Group Inc.	2.375%	1/22/18	555	556
Goldman Sachs Group Inc.	5.375%	3/15/20	405	435
Goldman Sachs Group Inc.	2.600%	4/23/20	170	171
Goldman Sachs Group Inc.	6.000%	6/15/20	3,350	3,677
Goldman Sachs Group Inc.	5.250%	7/27/21	865	950
Goldman Sachs Group Inc.	5.750%	1/24/22	360	403
Goldman Sachs Group Inc.	3.625%	1/22/23	1,980	2,047
1 Goldman Sachs Group Inc.	3.272%	9/29/25	1,205	1,203
Goldman Sachs Group Inc.	3.500%	11/16/26	2,000	2,006
Goldman Sachs Group Inc.	3.850%	1/26/27	740	752
Goldman Sachs Group Inc.	6.750%	10/1/37	835	1,100
Goldman Sachs Group Inc.	4.750%	10/21/45	680	755
3 HSBC Bank plc	4.750%	1/19/21	1,700	1,829
HSBC Holdings plc	3.400%	3/8/21	1,535	1,583
HSBC Holdings plc	4.000%	3/30/22	2,395	2,529
HSBC Holdings plc	3.600%	5/25/23	1,600	1,664
1 HSBC Holdings plc	4.041%	3/13/28	890	928
HSBC Holdings plc	6.500%	5/2/36	1,000	1,302
HSBC Holdings plc	6.100%	1/14/42	375	498
HSBC Holdings plc	5.250%	3/14/44	440	516
HSBC USA Inc.	1.625%	1/16/18	1,005	1,005
HSBC USA Inc.	2.350%	3/5/20	1,825	1,834
HSBC USA Inc.	3.500%	6/23/24	620	638
Huntington Bancshares Inc.	3.150%	3/14/21	800	815
Huntington National Bank	2.200%	4/1/19	560	561
Huntington National Bank	2.400%	4/1/20	1,160	1,166
3 ING Bank NV	1.800%	3/16/18	1,340	1,341
ING Groep NV	3.150%	3/29/22	365	372
ING Groep NV	3.950%	3/29/27	820	855
JPMorgan Chase & Co.	6.300%	4/23/19	465	496
JPMorgan Chase & Co.	4.950%	3/25/20	650	694
JPMorgan Chase & Co.	4.350%	8/15/21	4,862	5,196
JPMorgan Chase & Co.	4.500%	1/24/22	495	534
JPMorgan Chase & Co.	3.250%	9/23/22	970	1,001
JPMorgan Chase & Co.	3.375%	5/1/23	875	892
JPMorgan Chase & Co.	3.875%	2/1/24	800	843
JPMorgan Chase & Co.	3.900%	7/15/25	2,270	2,378

JPMorgan Chase & Co.	4.125%	12/15/26	765	797
JPMorgan Chase & Co.	4.250%	10/1/27	2,295	2,424
JPMorgan Chase & Co.	5.400%	1/6/42	750	911
3 Macquarie Bank Ltd.	2.400%	1/21/20	330	331
Manufacturers & Traders Trust Co.	2.100%	2/6/20	495	495
Manufacturers & Traders Trust Co.	2.900%	2/6/25	685	680
Morgan Stanley	1.875%	1/5/18	255	255
Morgan Stanley	2.125%	4/25/18	1,375	1,378
Morgan Stanley	2.500%	1/24/19	2,500	2,518
Morgan Stanley	5.625%	9/23/19	645	689
Morgan Stanley	5.750%	1/25/21	1,740	1,918
Morgan Stanley	2.500%	4/21/21	1,175	1,177
Morgan Stanley	2.625%	11/17/21	800	800
Morgan Stanley	2.750%	5/19/22	1,710	1,715
Morgan Stanley	3.700%	10/23/24	750	776
Morgan Stanley	3.125%	7/27/26	1,345	1,317
Morgan Stanley	6.250%	8/9/26	3,000	3,592
Morgan Stanley	3.625%	1/20/27	1,250	1,262
Morgan Stanley	4.300%	1/27/45	850	894
National City Corp.	6.875%	5/15/19	1,000	1,075
3 Nationwide Building Society	2.350%	1/21/20	785	788
3 NBK SPC Ltd.	2.750%	5/30/22	1,530	1,520
Northern Trust Corp.	3.450%	11/4/20	255	265
PNC Bank NA	3.300%	10/30/24	460	471
PNC Bank NA	2.950%	2/23/25	1,105	1,104
PNC Bank NA	4.200%	11/1/25	255	273
PNC Financial Services Group Inc.	3.900%	4/29/24	580	608
Royal Bank of Canada	2.750%	2/1/22	1,195	1,217
Santander Holdings USA Inc.	2.700%	5/24/19	800	806
Santander Holdings USA Inc.	2.650%	4/17/20	580	581
3 Santander Holdings USA Inc.	3.700%	3/28/22	915	931
3 Skandinaviska Enskilda Banken AB	2.450%	5/27/20	1,600	1,610
3 Societe Generale SA	3.250%	1/12/22	1,515	1,537
1 State Street Corp.	2.653%	5/15/23	840	843
SunTrust Bank	3.300%	5/15/26	340	335
Svenska Handelsbanken AB	1.875%	9/7/21	1,050	1,030
Synchrony Financial	3.000%	8/15/19	1,055	1,066
Synchrony Financial	2.700%	2/3/20	1,605	1,612
Toronto-Dominion Bank	2.500%	12/14/20	985	997
UBS AG	1.800%	3/26/18	1,020	1,022
3 UBS AG	2.200%	6/8/20	750	749
3 UBS Group Funding Jersey Ltd.	2.950%	9/24/20	1,160	1,178
3 UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,250	1,245
US Bancorp	2.625%	1/24/22	1,305	1,323
US Bancorp	3.700%	1/30/24	1,560	1,647
Wachovia Corp.	7.500%	4/15/35	1,000	1,363
Wells Fargo & Co.	5.625%	12/11/17	820	826
Wells Fargo & Co.	2.150%	1/15/19	2,915	2,927
Wells Fargo & Co.	3.000%	1/22/21	505	516
Wells Fargo & Co.	3.500%	3/8/22	640	664
Wells Fargo & Co.	3.450%	2/13/23	930	952
Wells Fargo & Co.	4.480%	1/16/24	1,199	1,286
Wells Fargo & Co.	3.000%	2/19/25	890	882
Wells Fargo & Co.	3.550%	9/29/25	860	882
Wells Fargo & Co.	3.000%	4/22/26	1,045	1,025
Wells Fargo & Co.	4.100%	6/3/26	340	351
Wells Fargo & Co.	3.000%	10/23/26	170	166

	Wells Fargo & Co.	5.606%	1/15/44	2,276	2,754
	Wells Fargo & Co.	4.900%	11/17/45	515	574
	Wells Fargo & Co.	4.750%	12/7/46	620	673

	Brokerage (0.0%)
	Ameriprise Financial Inc.	5.300%	3/15/20	305	327
	Charles Schwab Corp.	3.200%	3/2/27	545	547

	Finance Companies (0.4%)
	GE Capital International Funding Co.	2.342%	11/15/20	1,192	1,197
	GE Capital International Funding Co.	3.373%	11/15/25	3,460	3,574
	GE Capital International Funding Co.	4.418%	11/15/35	4,955	5,408

	Insurance (1.2%)
	Aetna Inc.	2.800%	6/15/23	680	681
1,4	Allstate Corp.	3.250%	5/15/67	855	841
	Anthem Inc.	2.300%	7/15/18	375	376
	Anthem Inc.	3.125%	5/15/22	1,610	1,640
	Anthem Inc.	3.300%	1/15/23	1,100	1,131
	Anthem Inc.	4.650%	8/15/44	426	466
	Berkshire Hathaway Inc.	2.750%	3/15/23	1,050	1,060
	Berkshire Hathaway Inc.	3.125%	3/15/26	715	721
	Chubb INA Holdings Inc.	5.800%	3/15/18	1,295	1,319
	Chubb INA Holdings Inc.	2.300%	11/3/20	170	171
	Chubb INA Holdings Inc.	3.350%	5/15/24	555	574
	Chubb INA Holdings Inc.	4.350%	11/3/45	800	885
	Cigna Corp.	3.250%	4/15/25	880	889
	CNA Financial Corp.	3.950%	5/15/24	135	140
3	Five Corners Funding Trust	4.419%	11/15/23	210	226
3	Liberty Mutual Group Inc.	4.250%	6/15/23	360	383
	Loews Corp.	2.625%	5/15/23	440	438
1,3	Massachusetts Mutual Life Insurance Co.	7.625%	11/15/23	2,000	2,393
	MetLife Inc.	1.903%	12/15/17	225	225
	MetLife Inc.	3.600%	4/10/24	580	606
	MetLife Inc.	4.125%	8/13/42	145	149
	MetLife Inc.	4.875%	11/13/43	530	596
3	Metropolitan Life Global Funding I	1.500%	1/10/18	1,480	1,480
3	Metropolitan Life Global Funding I	1.875%	6/22/18	950	952
3	Metropolitan Life Global Funding I	2.650%	4/8/22	340	343
3	Metropolitan Life Global Funding I	3.450%	12/18/26	640	657
3	Metropolitan Life Global Funding I	3.000%	9/19/27	1,165	1,144
3	New York Life Global Funding	2.900%	1/17/24	810	818
3	New York Life Insurance Co.	5.875%	5/15/33	2,100	2,644
3	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	656	650
3	QBE Insurance Group Ltd.	2.400%	5/1/18	235	235
3	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	375	424
3	Teachers Insurance & Annuity Association of
	America	4.270%	5/15/47	1,145	1,188
	UnitedHealth Group Inc.	6.000%	2/15/18	700	711
	UnitedHealth Group Inc.	3.875%	10/15/20	601	631
	UnitedHealth Group Inc.	2.875%	3/15/22	27	28
	UnitedHealth Group Inc.	2.875%	3/15/23	1,175	1,193
	UnitedHealth Group Inc.	3.100%	3/15/26	430	434
	UnitedHealth Group Inc.	4.625%	7/15/35	815	924
	UnitedHealth Group Inc.	4.250%	3/15/43	1,600	1,692

UnitedHealth Group Inc.	4.750%	7/15/45	760	875

Other Finance (0.0%)
3 LeasePlan Corp. NV	2.875%	1/22/19	970	983

Real Estate Investment Trusts (0.1%)
AvalonBay Communities Inc.	3.625%	10/1/20	520	540
Boston Properties LP	3.125%	9/1/23	355	361
Boston Properties LP	3.800%	2/1/24	45	47
Realty Income Corp.	4.650%	8/1/23	640	696
Simon Property Group LP	3.750%	2/1/24	90	94
Simon Property Group LP	3.375%	10/1/24	275	280
3 WEA Finance LLC / Westfield UK & Europe
Finance plc	2.700%	9/17/19	1,330	1,341
				231,678
Industrial (10.5%)
Basic Industry (0.1%)
International Paper Co.	4.350%	8/15/48	1,605	1,621

Capital Goods (0.8%)
3 BAE Systems Holdings Inc.	2.850%	12/15/20	160	162
3 BAE Systems Holdings Inc.	3.850%	12/15/25	1,085	1,123
Caterpillar Financial Services Corp.	2.625%	3/1/23	1,360	1,358
Caterpillar Inc.	3.900%	5/27/21	1,170	1,239
Caterpillar Inc.	2.600%	6/26/22	705	712
Caterpillar Inc.	3.400%	5/15/24	810	845
Caterpillar Inc.	4.300%	5/15/44	745	812
General Dynamics Corp.	3.875%	7/15/21	355	376
General Electric Capital Corp.	4.625%	1/7/21	321	346
General Electric Capital Corp.	5.300%	2/11/21	228	251
General Electric Capital Corp.	3.150%	9/7/22	967	1,002
General Electric Capital Corp.	3.100%	1/9/23	360	375
General Electric Co.	2.700%	10/9/22	210	213
General Electric Co.	4.500%	3/11/44	1,050	1,176
Honeywell International Inc.	4.250%	3/1/21	1,002	1,071
Illinois Tool Works Inc.	3.500%	3/1/24	1,295	1,354
John Deere Capital Corp.	2.250%	4/17/19	1,465	1,475
John Deere Capital Corp.	1.700%	1/15/20	520	518
Lockheed Martin Corp.	2.900%	3/1/25	610	606
Lockheed Martin Corp.	4.500%	5/15/36	211	230
Lockheed Martin Corp.	4.700%	5/15/46	520	581
Parker-Hannifin Corp.	4.450%	11/21/44	450	483
3 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	1,050	1,064
3 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	1,680	1,707
3 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	800	874
United Technologies Corp.	3.100%	6/1/22	535	548
United Technologies Corp.	7.500%	9/15/29	260	360
United Technologies Corp.	6.050%	6/1/36	675	852
United Technologies Corp.	4.500%	6/1/42	325	349

Communication (1.5%)
21st Century Fox America Inc.	3.000%	9/15/22	245	249
America Movil SAB de CV	3.125%	7/16/22	1,880	1,924
America Movil SAB de CV	6.125%	3/30/40	390	476
American Tower Corp.	3.450%	9/15/21	1,125	1,160
American Tower Corp.	5.000%	2/15/24	220	242
AT&T Inc.	1.400%	12/1/17	1,090	1,090

AT&T Inc.	5.600%	5/15/18	1,000	1,025
AT&T Inc.	5.200%	3/15/20	255	273
AT&T Inc.	2.450%	6/30/20	225	226
AT&T Inc.	4.600%	2/15/21	100	106
AT&T Inc.	4.500%	3/9/48	602	554
CBS Corp.	4.300%	2/15/21	675	713
Comcast Corp.	3.600%	3/1/24	2,900	3,038
Comcast Corp.	3.375%	2/15/25	70	72
Comcast Corp.	2.350%	1/15/27	540	503
Comcast Corp.	4.250%	1/15/33	1,032	1,108
Comcast Corp.	4.200%	8/15/34	620	655
Comcast Corp.	5.650%	6/15/35	110	134
Comcast Corp.	4.400%	8/15/35	700	756
Comcast Corp.	6.500%	11/15/35	115	152
Comcast Corp.	6.400%	5/15/38	120	161
Comcast Corp.	4.650%	7/15/42	1,290	1,428
Comcast Corp.	4.500%	1/15/43	500	532
Comcast Corp.	4.750%	3/1/44	525	587
Comcast Corp.	4.600%	8/15/45	1,110	1,225
3 Cox Communications Inc.	4.800%	2/1/35	1,540	1,537
3 Cox Communications Inc.	6.450%	12/1/36	45	53
3 Cox Communications Inc.	4.600%	8/15/47	125	124
Discovery Communications LLC	5.625%	8/15/19	49	52
Grupo Televisa SAB	6.625%	1/15/40	630	763
Grupo Televisa SAB	6.125%	1/31/46	410	475
3 GTP Acquisition Partners I LLC	2.350%	6/15/20	580	578
3 NBCUniversal Enterprise Inc.	1.974%	4/15/19	2,530	2,539
NBCUniversal Media LLC	4.375%	4/1/21	600	643
NBCUniversal Media LLC	2.875%	1/15/23	240	243
Omnicom Group Inc.	3.600%	4/15/26	660	664
Orange SA	4.125%	9/14/21	1,740	1,854
Orange SA	9.000%	3/1/31	530	801
3 SBA Tower Trust	3.168%	4/11/22	1,330	1,331
3 Sky plc	2.625%	9/16/19	975	975
3 Sky plc	3.750%	9/16/24	1,435	1,467
Time Warner Cable LLC	8.750%	2/14/19	25	27
Time Warner Cable LLC	8.250%	4/1/19	364	396
Time Warner Entertainment Co. LP	8.375%	3/15/23	95	118
Time Warner Inc.	4.875%	3/15/20	700	744
Time Warner Inc.	4.750%	3/29/21	350	376
Verizon Communications Inc.	4.500%	9/15/20	1,280	1,373
Verizon Communications Inc.	3.500%	11/1/21	1,040	1,078
Verizon Communications Inc.	4.812%	3/15/39	2,406	2,489
Verizon Communications Inc.	4.750%	11/1/41	290	291
Verizon Communications Inc.	4.862%	8/21/46	1,151	1,173
Verizon Communications Inc.	5.012%	4/15/49	1,133	1,168
Walt Disney Co.	4.125%	6/1/44	560	587

Consumer Cyclical (1.4%)
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,065	1,103
3 Alimentation Couche-Tard Inc.	3.550%	7/26/27	295	298
Amazon.com Inc.	2.500%	11/29/22	885	891
3 Amazon.com Inc.	2.800%	8/22/24	715	720
Amazon.com Inc.	4.800%	12/5/34	995	1,126
Amazon.com Inc.	4.950%	12/5/44	580	667
3 Amazon.com Inc.	4.250%	8/22/57	1,385	1,420
3 American Honda Finance Corp.	1.600%	2/16/18	810	810

American Honda Finance Corp.	2.125%	10/10/18	1,110	1,115
AutoZone Inc.	3.700%	4/15/22	1,371	1,424
AutoZone Inc.	3.125%	7/15/23	600	607
3 BMW US Capital LLC	2.000%	4/11/21	585	581
3 BMW US Capital LLC	2.250%	9/15/23	2,500	2,446
3 BMW US Capital LLC	2.800%	4/11/26	151	149
CVS Health Corp.	2.750%	12/1/22	965	968
CVS Health Corp.	4.875%	7/20/35	315	349
CVS Health Corp.	5.125%	7/20/45	1,310	1,504
3 Daimler Finance North America LLC	2.375%	8/1/18	900	904
3 Daimler Finance North America LLC	2.250%	7/31/19	1,575	1,582
3 Daimler Finance North America LLC	2.200%	5/5/20	470	470
3 Daimler Finance North America LLC	3.250%	8/1/24	160	163
Ford Motor Co.	4.346%	12/8/26	1,225	1,273
Ford Motor Credit Co. LLC	2.375%	3/12/19	900	904
Ford Motor Credit Co. LLC	3.157%	8/4/20	710	724
General Motors Financial Co. Inc.	3.950%	4/13/24	1,700	1,730
Home Depot Inc.	2.250%	9/10/18	975	980
Home Depot Inc.	2.700%	4/1/23	720	728
Home Depot Inc.	4.400%	3/15/45	780	854
3 Hyundai Capital America	2.550%	4/3/20	790	788
Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,293
Lowe's Cos. Inc.	6.500%	3/15/29	334	430
McDonald's Corp.	2.625%	1/15/22	195	196
McDonald's Corp.	3.250%	6/10/24	140	144
McDonald's Corp.	4.875%	12/9/45	260	292
3 Nissan Motor Acceptance Corp.	1.800%	3/15/18	1,100	1,101
3 Nissan Motor Acceptance Corp.	2.650%	9/26/18	585	589
Toyota Motor Credit Corp.	1.250%	10/5/17	900	900
3 Volkswagen Group of America Finance LLC	2.450%	11/20/19	440	442
Wal-Mart Stores Inc.	3.250%	10/25/20	742	771
Wal-Mart Stores Inc.	4.250%	4/15/21	1,000	1,073
Wal-Mart Stores Inc.	2.550%	4/11/23	1,250	1,263
Wal-Mart Stores Inc.	5.625%	4/15/41	2,790	3,598
Wal-Mart Stores Inc.	4.300%	4/22/44	525	583

Consumer Noncyclical (3.6%)
Allergan Funding SCS	3.000%	3/12/20	985	1,003
Allergan Funding SCS	3.450%	3/15/22	950	984
Allergan Funding SCS	4.550%	3/15/35	375	400
Allergan Funding SCS	4.850%	6/15/44	450	492
Altria Group Inc.	4.750%	5/5/21	590	641
Altria Group Inc.	2.850%	8/9/22	455	464
Altria Group Inc.	4.500%	5/2/43	245	263
AmerisourceBergen Corp.	3.500%	11/15/21	1,310	1,358
Amgen Inc.	3.875%	11/15/21	310	327
Amgen Inc.	5.150%	11/15/41	945	1,084
Amgen Inc.	4.563%	6/15/48	125	136
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	2,000	2,073
Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	1,805	1,867
Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	3,990	4,394
Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	2,640	3,007
Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	400	424
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	3,780	3,810
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	520	499
Ascension Health	3.945%	11/15/46	725	741
1 Ascension Health	4.847%	11/15/53	55	63

AstraZeneca plc	1.950%	9/18/19	390	389
AstraZeneca plc	2.375%	11/16/20	1,180	1,185
AstraZeneca plc	6.450%	9/15/37	615	818
AstraZeneca plc	4.375%	11/16/45	800	846
3 BAT International Finance plc	2.750%	6/15/20	550	557
3 BAT International Finance plc	3.250%	6/7/22	1,480	1,511
3 BAT International Finance plc	3.500%	6/15/22	235	243
3 Bayer US Finance LLC	2.375%	10/8/19	200	201
3 Bayer US Finance LLC	3.000%	10/8/21	1,980	2,015
Biogen Inc.	2.900%	9/15/20	550	563
Cardinal Health Inc.	2.400%	11/15/19	625	630
Cardinal Health Inc.	3.200%	3/15/23	1,065	1,081
Cardinal Health Inc.	3.079%	6/15/24	320	322
Cardinal Health Inc.	3.500%	11/15/24	580	595
Cardinal Health Inc.	4.500%	11/15/44	665	692
3 Cargill Inc.	4.307%	5/14/21	2,092	2,227
3 Cargill Inc.	6.875%	5/1/28	645	807
3 Cargill Inc.	4.760%	11/23/45	635	739
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	55	55
Catholic Health Initiatives Colorado GO	2.600%	8/1/18	255	257
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	535	521
Catholic Health Initiatives Colorado GO	4.200%	8/1/23	430	442
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	556	522
Celgene Corp.	2.250%	5/15/19	160	160
Celgene Corp.	3.550%	8/15/22	475	496
Coca-Cola Co.	3.300%	9/1/21	300	314
Coca-Cola Enterprises Inc.	3.500%	9/15/20	500	518
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	346	347
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	850	895
Colgate-Palmolive Co.	7.600%	5/19/25	480	625
Constellation Brands Inc.	2.700%	5/9/22	65	65
Diageo Capital plc	2.625%	4/29/23	1,230	1,243
Diageo Investment Corp.	2.875%	5/11/22	525	539
Dignity Health California GO	2.637%	11/1/19	140	141
Dignity Health California GO	3.812%	11/1/24	300	310
Eli Lilly & Co.	3.700%	3/1/45	635	637
3 EMD Finance LLC	2.950%	3/19/22	605	614
3 Forest Laboratories Inc.	4.875%	2/15/21	268	288
Gilead Sciences Inc.	2.550%	9/1/20	615	626
Gilead Sciences Inc.	3.700%	4/1/24	1,010	1,063
Gilead Sciences Inc.	3.500%	2/1/25	560	582
Gilead Sciences Inc.	4.500%	2/1/45	825	889
Gilead Sciences Inc.	4.750%	3/1/46	195	218
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	385	391
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	2,000	2,390
3 Imperial Tobacco Finance plc	3.750%	7/21/22	1,680	1,742
3 Japan Tobacco Inc.	2.100%	7/23/18	545	546
Kaiser Foundation Hospitals	3.500%	4/1/22	560	583
Kaiser Foundation Hospitals	3.150%	5/1/27	490	493
Kaiser Foundation Hospitals	4.875%	4/1/42	365	427
Kraft Heinz Foods Co.	3.000%	6/1/26	530	508
Kraft Heinz Foods Co.	5.000%	7/15/35	230	251
Kraft Heinz Foods Co.	4.375%	6/1/46	1,710	1,679
McKesson Corp.	2.700%	12/15/22	195	195
McKesson Corp.	2.850%	3/15/23	190	190
McKesson Corp.	3.796%	3/15/24	305	320
McKesson Corp.	4.883%	3/15/44	718	795

Medtronic Inc.	1.375%	4/1/18	225	225
Medtronic Inc.	2.500%	3/15/20	935	949
Medtronic Inc.	3.150%	3/15/22	1,690	1,748
Medtronic Inc.	3.625%	3/15/24	270	284
Medtronic Inc.	3.500%	3/15/25	2,196	2,286
Medtronic Inc.	4.375%	3/15/35	249	273
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	310	318
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	405	422
Merck & Co. Inc.	2.350%	2/10/22	790	795
Merck & Co. Inc.	2.800%	5/18/23	1,175	1,202
Merck & Co. Inc.	2.750%	2/10/25	1,210	1,213
Merck & Co. Inc.	4.150%	5/18/43	760	824
Molson Coors Brewing Co.	3.500%	5/1/22	690	713
Molson Coors Brewing Co.	5.000%	5/1/42	160	178
New York & Presbyterian Hospital	4.024%	8/1/45	735	759
Novartis Capital Corp.	3.400%	5/6/24	415	434
Novartis Capital Corp.	4.400%	5/6/44	640	725
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	50	51
PepsiCo Inc.	3.125%	11/1/20	330	342
PepsiCo Inc.	2.750%	3/5/22	670	684
PepsiCo Inc.	2.375%	10/6/26	1,945	1,858
PepsiCo Inc.	4.000%	3/5/42	845	865
PepsiCo Inc.	3.450%	10/6/46	1,215	1,153
Pfizer Inc.	3.000%	6/15/23	755	778
Pfizer Inc.	3.000%	12/15/26	1,200	1,210
Philip Morris International Inc.	4.500%	3/26/20	250	265
Philip Morris International Inc.	4.125%	5/17/21	1,025	1,086
Philip Morris International Inc.	2.500%	8/22/22	575	574
Philip Morris International Inc.	2.625%	3/6/23	1,150	1,149
Philip Morris International Inc.	3.375%	8/11/25	424	433
Philip Morris International Inc.	4.875%	11/15/43	145	162
1 Procter & Gamble - Esop	9.360%	1/1/21	746	832
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	490	470
3 Roche Holdings Inc.	2.875%	9/29/21	850	871
3 Roche Holdings Inc.	2.375%	1/28/27	1,650	1,558
Sanofi	4.000%	3/29/21	1,130	1,196
3 Sigma Alimentos SA de CV	4.125%	5/2/26	510	514
SSM Health Care Corp.	3.823%	6/1/27	1,170	1,205
Teva Pharmaceutical Finance Netherlands III
BV	2.800%	7/21/23	980	934
Teva Pharmaceutical Finance Netherlands III
BV	3.150%	10/1/26	240	221
Teva Pharmaceutical Finance Netherlands III
BV	4.100%	10/1/46	865	735
The Kroger Co.	3.850%	8/1/23	270	280
The Kroger Co.	4.000%	2/1/24	540	559
The Kroger Co.	3.875%	10/15/46	210	182
The Pepsi Bottling Group Inc.	7.000%	3/1/29	500	677
Unilever Capital Corp.	4.250%	2/10/21	2,805	2,996

Energy (1.3%)
3 BG Energy Capital plc	4.000%	10/15/21	555	586
BP Capital Markets plc	4.750%	3/10/19	795	828

BP Capital Markets plc	2.315%	2/13/20	160	161
BP Capital Markets plc	4.500%	10/1/20	400	427
BP Capital Markets plc	3.062%	3/17/22	1,100	1,126
BP Capital Markets plc	3.245%	5/6/22	650	673
BP Capital Markets plc	2.500%	11/6/22	500	499
BP Capital Markets plc	3.994%	9/26/23	420	450
BP Capital Markets plc	3.814%	2/10/24	1,700	1,787
BP Capital Markets plc	3.506%	3/17/25	1,280	1,320
Chevron Corp.	3.191%	6/24/23	1,235	1,279
ConocoPhillips Co.	4.200%	3/15/21	365	388
ConocoPhillips Co.	2.875%	11/15/21	321	326
ConocoPhillips Co.	3.350%	11/15/24	1,040	1,066
ConocoPhillips Co.	3.350%	5/15/25	245	250
ConocoPhillips Co.	4.950%	3/15/26	115	129
ConocoPhillips Co.	4.300%	11/15/44	1,570	1,650
Devon Energy Corp.	3.250%	5/15/22	495	501
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	470	483
EOG Resources Inc.	5.625%	6/1/19	425	449
Exxon Mobil Corp.	2.222%	3/1/21	380	383
Exxon Mobil Corp.	2.726%	3/1/23	320	325
Exxon Mobil Corp.	3.043%	3/1/26	225	229
Exxon Mobil Corp.	4.114%	3/1/46	320	345
Halliburton Co.	3.500%	8/1/23	1,980	2,034
Noble Energy Inc.	4.150%	12/15/21	425	447
Occidental Petroleum Corp.	4.100%	2/1/21	1,120	1,183
Occidental Petroleum Corp.	2.700%	2/15/23	250	251
Occidental Petroleum Corp.	3.400%	4/15/26	790	810
Occidental Petroleum Corp.	4.400%	4/15/46	335	351
3 Schlumberger Holdings Corp.	3.000%	12/21/20	800	817
3 Schlumberger Investment SA	2.400%	8/1/22	630	629
Schlumberger Investment SA	3.650%	12/1/23	1,120	1,188
Shell International Finance BV	4.375%	3/25/20	800	849
Shell International Finance BV	2.250%	11/10/20	1,600	1,610
Shell International Finance BV	4.125%	5/11/35	930	982
Shell International Finance BV	5.500%	3/25/40	345	419
Shell International Finance BV	4.375%	5/11/45	2,500	2,677
Suncor Energy Inc.	5.950%	12/1/34	500	603
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,225	1,291
Total Capital International SA	2.700%	1/25/23	885	893
Total Capital International SA	3.750%	4/10/24	1,400	1,478
Total Capital SA	2.125%	8/10/18	850	854
TransCanada PipeLines Ltd.	3.800%	10/1/20	1,220	1,274
TransCanada PipeLines Ltd.	4.875%	1/15/26	1,255	1,406

Other Industrial (0.0%)
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	690	724

Technology (1.4%)
Apple Inc.	2.850%	5/6/21	1,100	1,131
Apple Inc.	3.000%	2/9/24	620	634
Apple Inc.	3.450%	5/6/24	1,000	1,048
Apple Inc.	2.850%	5/11/24	1,225	1,240
Apple Inc.	3.250%	2/23/26	1,020	1,045
Apple Inc.	2.450%	8/4/26	1,170	1,125
Apple Inc.	3.350%	2/9/27	1,545	1,590
Apple Inc.	3.200%	5/11/27	1,065	1,083
Apple Inc.	2.900%	9/12/27	2,250	2,232

Apple Inc.	3.850%	5/4/43	430	434
Apple Inc.	4.450%	5/6/44	120	131
Apple Inc.	3.850%	8/4/46	985	988
Applied Materials Inc.	3.300%	4/1/27	875	892
3 Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.625%	1/15/24	760	780
Cisco Systems Inc.	4.450%	1/15/20	605	640
Cisco Systems Inc.	2.900%	3/4/21	320	329
Cisco Systems Inc.	2.500%	9/20/26	431	417
Intel Corp.	2.875%	5/11/24	800	807
Intel Corp.	4.100%	5/19/46	1,360	1,425
International Business Machines Corp.	3.375%	8/1/23	1,750	1,820
International Business Machines Corp.	5.875%	11/29/32	1,010	1,275
Microsoft Corp.	2.375%	2/12/22	635	640
Microsoft Corp.	3.625%	12/15/23	500	532
Microsoft Corp.	2.875%	2/6/24	1,385	1,413
Microsoft Corp.	2.700%	2/12/25	760	763
Microsoft Corp.	3.125%	11/3/25	845	868
Microsoft Corp.	2.400%	8/8/26	1,890	1,822
Microsoft Corp.	3.500%	2/12/35	605	616
Microsoft Corp.	3.450%	8/8/36	1,725	1,742
Microsoft Corp.	4.100%	2/6/37	1,225	1,337
Microsoft Corp.	4.450%	11/3/45	380	428
Microsoft Corp.	3.700%	8/8/46	1,615	1,629
Microsoft Corp.	4.250%	2/6/47	2,500	2,750
Oracle Corp.	2.800%	7/8/21	375	384
Oracle Corp.	2.500%	5/15/22	1,210	1,227
Oracle Corp.	2.950%	5/15/25	355	358
QUALCOMM Inc.	2.600%	1/30/23	705	707
QUALCOMM Inc.	2.900%	5/20/24	850	854
QUALCOMM Inc.	3.250%	5/20/27	885	892

Transportation (0.4%)
Burlington Northern Santa Fe LLC	3.000%	3/15/23	565	578
Burlington Northern Santa Fe LLC	3.850%	9/1/23	1,630	1,742
Burlington Northern Santa Fe LLC	3.250%	6/15/27	335	342
1 Continental Airlines 2007-1 Class A Pass
Through Trust	5.983%	10/19/23	692	757
3 ERAC USA Finance LLC	2.350%	10/15/19	610	611
3 ERAC USA Finance LLC	4.500%	8/16/21	325	347
3 ERAC USA Finance LLC	3.300%	10/15/22	40	41
3 ERAC USA Finance LLC	7.000%	10/15/37	1,150	1,512
1 Federal Express Corp. 1998 Pass Through
Trust	6.720%	1/15/22	794	859
FedEx Corp.	2.700%	4/15/23	255	253
FedEx Corp.	4.900%	1/15/34	230	258
FedEx Corp.	3.875%	8/1/42	120	115
FedEx Corp.	4.100%	4/15/43	500	495
FedEx Corp.	5.100%	1/15/44	340	381
FedEx Corp.	4.550%	4/1/46	415	442
Kansas City Southern	4.950%	8/15/45	480	535
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	336	369
United Parcel Service Inc.	2.450%	10/1/22	425	427
United Parcel Service Inc.	4.875%	11/15/40	460	536
				294,518

Utilities (2.3%)
Electric (2.1%)
Alabama Power Co.	5.200%	6/1/41	120	141
Alabama Power Co.	4.100%	1/15/42	215	222
Alabama Power Co.	3.750%	3/1/45	630	633
Ameren Illinois Co.	6.125%	12/15/28	1,000	1,192
Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,190	1,527
Berkshire Hathaway Energy Co.	6.500%	9/15/37	575	769
Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,450	1,703
Commonwealth Edison Co.	2.950%	8/15/27	645	641
Commonwealth Edison Co.	4.350%	11/15/45	220	237
Connecticut Light & Power Co.	5.650%	5/1/18	465	476
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	980	1,094
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,365	1,527
Delmarva Power & Light Co.	3.500%	11/15/23	305	317
4 Dominion Energy Inc.	2.962%	7/1/19	495	502
Dominion Energy Inc.	5.200%	8/15/19	750	793
Dominion Energy Inc.	2.579%	7/1/20	640	645
Dominion Energy Inc.	3.625%	12/1/24	1,515	1,556
DTE Energy Co.	3.800%	3/15/27	250	258
Duke Energy Carolinas LLC	5.250%	1/15/18	275	278
Duke Energy Carolinas LLC	5.100%	4/15/18	590	601
Duke Energy Carolinas LLC	3.900%	6/15/21	1,090	1,152
Duke Energy Carolinas LLC	6.100%	6/1/37	391	500
Duke Energy Corp.	2.650%	9/1/26	315	300
Duke Energy Corp.	4.800%	12/15/45	1,200	1,344
Duke Energy Corp.	3.750%	9/1/46	265	255
Duke Energy Florida LLC	6.350%	9/15/37	200	270
Duke Energy Progress LLC	6.300%	4/1/38	365	493
Duke Energy Progress LLC	4.200%	8/15/45	845	911
Entergy Louisiana LLC	3.120%	9/1/27	410	412
Eversource Energy	4.500%	11/15/19	90	94
Eversource Energy	3.150%	1/15/25	110	111
Florida Power & Light Co.	5.650%	2/1/35	1,000	1,224
Florida Power & Light Co.	4.950%	6/1/35	1,000	1,175
Florida Power & Light Co.	5.950%	2/1/38	785	1,033
Fortis Inc.	3.055%	10/4/26	1,195	1,160
Georgia Power Co.	5.400%	6/1/18	1,165	1,193
Georgia Power Co.	5.950%	2/1/39	218	271
Georgia Power Co.	5.400%	6/1/40	1,163	1,372
Georgia Power Co.	4.750%	9/1/40	168	183
Georgia Power Co.	4.300%	3/15/42	690	723
3 Massachusetts Electric Co.	5.900%	11/15/39	585	738
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	1,500	1,518
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	415	417
National Rural Utilities Cooperative Finance
Corp.	2.850%	1/27/25	1,040	1,030
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	880	903
Northern States Power Co.	6.250%	6/1/36	2,000	2,632
Oglethorpe Power Corp.	5.950%	11/1/39	170	210
Oglethorpe Power Corp.	4.250%	4/1/46	322	316
Oglethorpe Power Corp.	5.250%	9/1/50	330	371
Pacific Gas & Electric Co.	4.250%	5/15/21	300	318
Pacific Gas & Electric Co.	3.850%	11/15/23	450	476
Pacific Gas & Electric Co.	3.750%	2/15/24	305	320

Pacific Gas & Electric Co.	5.125%	11/15/43	285	340
PacifiCorp	6.250%	10/15/37	2,000	2,673
PECO Energy Co.	5.350%	3/1/18	565	574
Potomac Electric Power Co.	6.500%	11/15/37	750	1,025
Public Service Electric & Gas Co.	5.300%	5/1/18	1,900	1,943
San Diego Gas & Electric Co.	6.000%	6/1/26	600	719
Sierra Pacific Power Co.	3.375%	8/15/23	850	879
South Carolina Electric & Gas Co.	6.050%	1/15/38	1,260	1,599
South Carolina Electric & Gas Co.	5.450%	2/1/41	35	41
South Carolina Electric & Gas Co.	4.350%	2/1/42	165	171
South Carolina Electric & Gas Co.	4.600%	6/15/43	60	65
South Carolina Electric & Gas Co.	4.100%	6/15/46	425	429
South Carolina Electric & Gas Co.	5.100%	6/1/65	715	824
Southern California Edison Co.	2.400%	2/1/22	170	170
Southern California Edison Co.	6.000%	1/15/34	1,000	1,275
Southern California Edison Co.	5.550%	1/15/37	2,250	2,796
Southern California Edison Co.	3.600%	2/1/45	141	140
Southern Co.	2.450%	9/1/18	225	227
Southern Co.	2.950%	7/1/23	1,280	1,285
Virginia Electric & Power Co.	2.750%	3/15/23	690	696
Virginia Electric & Power Co.	3.500%	3/15/27	435	451
Wisconsin Electric Power Co.	5.700%	12/1/36	690	854

Natural Gas (0.2%)
3 Boston Gas Co.	3.150%	8/1/27	140	140
CenterPoint Energy Resources Corp.	4.500%	1/15/21	105	110
3 KeySpan Gas East Corp.	2.742%	8/15/26	670	650
Nisource Finance Corp.	5.250%	2/15/43	390	450
NiSource Finance Corp.	4.800%	2/15/44	1,355	1,487
Sempra Energy	2.875%	10/1/22	750	754
Sempra Energy	3.250%	6/15/27	1,095	1,078
Southern California Gas Co.	2.600%	6/15/26	820	796

Other Utility (0.0%)
American Water Capital Corp.	2.950%	9/1/27	540	537

				63,715
Total Corporate Bonds (Cost $563,209)				589,911
Sovereign Bonds (1.8%)
3 CDP Financial Inc.	4.400%	11/25/19	1,000	1,052
3 Electricite de France SA	4.600%	1/27/20	1,200	1,266
3 Electricite de France SA	4.875%	1/22/44	50	54
3 Electricite de France SA	4.950%	10/13/45	400	442
Export-Import Bank of Korea	1.750%	5/26/19	2,000	1,985
International Bank for Reconstruction &
Development	4.750%	2/15/35	2,000	2,521
5 Japan	0.000%	10/16/17	250,000	2,212
6 Japan Bank for International Cooperation	2.250%	2/24/20	1,190	1,194
6 Japan Bank for International Cooperation	2.125%	6/1/20	882	882
6 Japan Bank for International Cooperation	2.125%	7/21/20	1,100	1,101
5 Japan Treasury Discount Bill	0.000%	12/11/17	335,000	2,978
5 Japan Treasury Discount Bill	0.000%	12/18/17	335,000	2,978
5 Japan Treasury Discount Bill	0.000%	1/10/18	350,000	3,112
3 Kingdom of Saudi Arabia	2.375%	10/26/21	850	838
3 Kingdom of Saudi Arabia	2.875%	3/4/23	1,340	1,329
Korea Development Bank	2.875%	8/22/18	255	257
Korea Development Bank	2.500%	3/11/20	2,000	1,996

3 Mexico City Airport Trust	5.500%	7/31/47	1,065	1,077
Petroleos Mexicanos	5.500%	2/4/19	330	343
Province of Ontario	2.500%	4/27/26	2,150	2,114
Province of Quebec	2.500%	4/20/26	3,820	3,744
3 Sinopec Group Overseas Development 2015
Ltd.	2.500%	4/28/20	1,615	1,616
3 Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	1,615	1,607
3 Sinopec Group Overseas Development 2017
Ltd.	3.000%	4/12/22	850	859
3 State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,305	1,316
3 State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	1,550	1,544
3 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	775	782
3 State of Qatar	5.250%	1/20/20	1,665	1,767
3 State of Qatar	2.375%	6/2/21	1,140	1,123
Statoil ASA	2.250%	11/8/19	580	584
Statoil ASA	2.900%	11/8/20	1,410	1,442
Statoil ASA	2.750%	11/10/21	850	864
Statoil ASA	2.450%	1/17/23	382	381
Statoil ASA	2.650%	1/15/24	360	357
Statoil ASA	3.700%	3/1/24	640	674
Statoil ASA	3.250%	11/10/24	795	814
3 Temasek Financial I Ltd.	2.375%	1/23/23	1,130	1,130
United Mexican States	3.500%	1/21/21	342	359
United Mexican States	4.750%	3/8/44	170	175
Total Sovereign Bonds (Cost $50,116)				50,869
Taxable Municipal Bonds (1.8%)
Atlanta GA Downtown Development
Authority Revenue	6.875%	2/1/21	245	272
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	6.263%	4/1/49	685	983
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,025	1,576
California GO	5.700%	11/1/21	265	299
California GO	7.500%	4/1/34	155	225
California GO	7.550%	4/1/39	1,170	1,799
California GO	7.300%	10/1/39	300	440
California GO	7.350%	11/1/39	2,000	2,938
California GO	7.625%	3/1/40	90	138
California GO	7.600%	11/1/40	920	1,437
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	215	274
Chicago IL O'Hare International Airport
Revenue	6.845%	1/1/38	530	581
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	580
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	50	62
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	1,560	2,039
Chicago Transit Authority	6.899%	12/1/40	695	910
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	750	1,000
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	1,406	1,773
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.184%	10/1/42	1,015	1,222
Houston TX GO	6.290%	3/1/32	560	665

Illinois Finance Authority	4.545%	10/1/18	810	827
Illinois GO	5.100%	6/1/33	1,235	1,248
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	750	956
7 Kansas Development Finance Authority
Revenue (Public Employees Retirement
System)	5.501%	5/1/34	2,000	2,382
Los Angeles CA Community College District
GO	6.750%	8/1/49	405	617
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,400	1,792
Maryland Transportation Authority Facilities
Projects Revenue	5.888%	7/1/43	545	715
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.715%	8/15/39	1,000	1,267
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	410	618
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	600	877
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.790%	6/15/41	115	125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.882%	6/15/44	80	110
New York Metropolitan Transportation
Authority Revenue	6.814%	11/15/40	150	210
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	325	495
New York Metropolitan Transportation
Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	445	588
New York State Urban Development Corp.
Revenue	2.100%	3/15/22	3,710	3,699
North Texas Tollway Authority System
Revenue	6.718%	1/1/49	1,555	2,305
Oregon Department of Transportation
Highway User Tax Revenue	5.834%	11/15/34	655	839
Oregon GO	5.902%	8/1/38	490	624
7 Oregon School Boards Association GO	5.528%	6/30/28	2,000	2,337
Port Authority of New York & New Jersey
Revenue	5.859%	12/1/24	325	391
Port Authority of New York & New Jersey
Revenue	6.040%	12/1/29	265	341
Port Authority of New York & New Jersey
Revenue	4.458%	10/1/62	1,175	1,313
Port Authority of New York & New Jersey
Revenue	4.810%	10/15/65	640	751
Regents of the University of California
Revenue	3.063%	7/1/25	1,280	1,313
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	305	407
University of California Regents Medical
Center Revenue	6.548%	5/15/48	295	407
University of California Regents Medical
Center Revenue	6.583%	5/15/49	765	1,059
University of California Revenue	4.601%	5/15/31	590	656
University of California Revenue	5.770%	5/15/43	1,010	1,293
University of California Revenue	4.765%	5/15/44	145	153
University of California Revenue	3.931%	5/15/45	570	576
Total Taxable Municipal Bonds (Cost $43,948)				50,504

				Shares
Temporary Cash Investments (3.7%)
Money Market Fund (0.0%)
8	Vanguard Market Liquidity Fund	1.223%		71	7

				Face
				Amount
				($000)
Certificates of Deposit (0.1%)
9	Royal Bank of Canada (New York Branch)	1.158%	10/27/17	2,700	2,162

Commercial Paper (2.0%)
	Abbey National North	1.192%	11/9/17	4,000	3,995
10	Bank Nederlandse Gemeenten NV	1.210%	10/6/17	5,000	5,000
	Bank of Tokyo-Mitsubishi UFJ Ltd. (New
	York Branch)	1.211%	10/26/17	5,000	4,996
	BNP Paribas (New York Branch)	1.141%	10/25/17	5,000	4,996
10	BPCE SA	1.172%	11/8/17	4,000	3,995
10	DNB Bank ASA	1.171%	10/26/17	4,000	3,997
10	KFW	1.176%	11/1/17	4,833	4,828
10	MetLife Short Term Funding LLC	1.121%	11/1/17	5,000	4,995
10	PepsiCo Inc.	1.081%	10/16/17	4,000	3,998
	Swedbank AB	1.150%	10/2/17	5,000	5,000
10	Wal-Mart Stores, Inc.	1.101%	10/4/17	6,000	6,000
10	Walt Disney Co.	1.101%	10/24/17	2,500	2,498
10	Walt Disney Co.	1.101%	10/25/17	2,500	2,498
					56,796
Repurchase Agreement (1.5%)
	RBS Securities, Inc.
	(Dated 9/29/17, Repurchase Value
	$43,204,000, collateralized by U.S.
	Treasury Note/Bond, 1.000%, 2/15/18,
	with a value of $44,067,000)	1.040%	10/2/17	43,200	43,200

Bank Note (0.1%)
9	Bank of Montreal (Chicago Branch)	1.145%	10/27/17	2,700	2,162

Total Temporary Cash Investments (Cost $104,341)					104,327
Total Investments (100.0%) (Cost $2,259,597)					2,799,350
Other Asset and Liabilities-Net(0.0%)11					668
Net Assets (100%)					2,800,018

* Non-income-producing security.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $134,323,000, representing 4.8% of net assets.
4 Adjustable-rate security.
5 Face amount denominated in Japanese yen.
6 Guaranteed by the Government of Japan.
7 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

8 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
9 Face amount denominated in Canadian dollars.
10 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2017, the aggregate value of these securities was $37,809,000, representing 1.4% of net assets.
11 Cash of $250,000 has been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	December 2017	(61)	(13,158)	31
Ultra Long U.S. Treasury Bond	December 2017	(41)	(6,770)	117
5-Year U.S. Treasury Note	December 2017	(47)	(5,523)	38
10-Year U.S. Treasury Note	December 2017	(37)	(4,637)	30
				216

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	1/10/18	USD	3,111	JPY	350,000	(16)
Barclays Bank plc	12/11/17	USD	3,039	JPY	335,000	51
Barclays Bank plc	12/18/17	USD	3,040	JPY	335,000	51
Barclays Bank plc	10/16/17	USD	2,221	JPY	250,000	(3)
Barclays Bank plc	10/27/17	USD	4,337	CAD	5,400	8
						91
CAD—Canadian dollar.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio has also entered into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

F. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,610,411	211,922	—
U.S. Government and Agency Obligations	—	150,668	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,738	—
Corporate Bonds	—	589,911	—
Sovereign Bonds	—	50,869	—
Taxable Municipal Bonds	—	50,504	—
Temporary Cash Investments	7	104,320	—
Futures Contracts—Assets[1]	24	—	—

Futures Contracts—Liabilities[1]	(17)	—	—
Forward Currency Contracts—Assets	—	110	—
Forward Currency Contracts—Liabilities	—	(19)	—
Total	1,610,425	1,189,023	—
1 Represents variation margin on the last day of the reporting period.

G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

I. At September 30, 2017, the cost of investment securities for tax purposes was $2,259,597,000. Net unrealized appreciation of investment securities for tax purposes was $539,753,000, consisting of unrealized gains of $562,188,000 on securities that had risen in value since their purchase and $22,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (60.2%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	2,750,944	106,242
Vanguard Total International Stock Market Index Fund Admiral Shares	2,940,978	86,406
Vanguard Extended Market Index Admiral Shares	284,937	23,151
		215,799
U.S. Bond Fund (28.0%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	8,500,382	100,389

International Bond Fund (11.8%)
Vanguard Total International Bond Index Fund Admiral Shares	1,949,204	42,434

Total Investment Companies (Cost $332,950)		358,622
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.223% (Cost $0)	1	—

Total Investments (100.0%) (Cost $332,950)		358,622
Other Assets and Liabilities-Net (0.0%)		47
Net Assets (100%)		358,669

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $332,950,000. Net unrealized appreciation of investment securities for tax purposes was $25,672,000, consisting of unrealized gains of $27,953,000 on securities that had risen in value since their purchase and $2,281,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

	Dec. 31,		Proceeds	Realized	Change			September
	2016		from	Net Gain	In		Capital Gain	30, 2017
	Market	Purchases	Securities	(Loss)	Unrealized		Distributions	Market
	Value	at Cost	Sold	($000)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)		($000)	($000)	($000)	($000)

Vanguard Extended Market
Index Admiral Shares[1]
	—	1,527	593	159	22,058	120	—	23,151

Vanguard Extended Market
Index Investor Shares[1]
	22,557	1,521	4,417	1,261	(20,922)	63	—	—
Vanguard Market Liquidity				—	—
Fund	—	NA2	NA2			1	—	—
Vanguard Total International				—	25,798
Bond Index Fund Admiral
Shares[1]	—	16,636	—			180	—	42,434
Vanguard Total International				9	(25,552)
Bond Index Fund Investor
Shares[1]	23,533	2,116	106			81	—	—
Vanguard Total International				657	65,169
Stock Index Fund Admiral
Shares[1]	—	24,595	4,015			1,325	—	86,406
Vanguard Total International				346	(54,313)
Stock Index Fund Investor
Shares[1]	53,104	4,502	3,639			176	—	—
Vanguard Variable Insurance
Fund--Equity Index Portfolio	100,103	20,400	22,507	5,948	2,298	2,033	3,472	106,242
Vanguard Variable Insurance
Fund—Total Bond Market
Index Portfolio	94,261	30,776	24,894	(18)	264	2,448	330	100,389
Total	293,558	102,073	60,171	8,362	14,800	6,427	3,802	358,622

1 In April 2017, the portfolio changed investments from Investor to Admiral Shares.
2 Not applicable – purchases and sales are for temporary cash investment purposes.

Vanguard Total Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.1%)
U.S. Stock Funds (100.1%)
Vanguard Variable Insurance Fund - Equity Index Portfolio	41,927,352	1,619,234
Vanguard Extended Market Index Admiral Shares	4,299,514	349,336
Total Investment Companies (Cost $1,575,222)		1,968,570
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 1.223% (Cost $0)	3	—
Total Investments (100.1%) (Cost $1,575,222)		1,968,570
Other Assets and Liabilities-Net (-0.1%)		(1,352)
Net Assets (100%)		1,967,218

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $1,575,222,000. Net unrealized appreciation of investment securities for tax purposes was $393,348,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

Vanguard Total Stock Market Index Portfolio

					Current Period Transactions

	Dec. 31,		Proceeds	Net	Change in		Capital	September
	2016		from	Realized	Net		Gain	30, 2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Extended Market
Index Admiral Shares[1]
	—	11,674	13,793	4,595	346,860	1,828	—	349,336

Vanguard Extended Market
Index Investor Shares[1]
	319,586	12,183	17,303	5,834	(320,300)	871	—	—
Vanguard Market Liquidity				—	—
Fund	607	NA2	NA2			2	—	—
Vanguard Variable Insurance
Fund- Equity Index Portfolio	1,415,925	141,333	62,866	18,821	106,021	28,142	48,067	1,619,234
Total	1,736,118	165,190	93,962	29,250	132,581	30,843	48,067	1,968,570

1 In April 2017, the portfolio changed investments from Investor to Admiral Shares.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Bond Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (97.6%)
U.S. Bond Fund (68.3%)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	564,784	6,670
International Bond Fund (29.3%)
Vanguard Total International Bond Index Fund Admiral Shares	131,430	2,861
Total Investment Companies (Cost $9,560)		9,531
Temporary Cash Investment (0.3%)
Money Market Fund (0.3%)
1 Vanguard Market Liquidity Fund, 1.223% (Cost $34)	338	34
Total Investments (97.9%) (Cost $9,594)		9,565
Other Assets and Liabilities-Net (2.1%)		203
Net Assets (100%)		9,768

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $9,594,000. Net unrealized depreciation of investment securities for tax purposes was $29,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Bond Index Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 7,		Proceeds	Net	Change in			Sept. 30,
	2017[1]		from	Realized	Net		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA2	NA2	—	—	—	—	34
Vanguard Total
International Bond
Index Fund	—	2,869	—	—	(8)	—	—	2,861
Vanguard Variable
Insurance Fund- Total
Bond Market Index
Portfolio	—	6,691	—	—	(21)	—	—	6,670

Total	—	9,560	—	—	(29)	—	—	9,565

1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard REIT Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (99.9%)1
Diversified REITs (7.9%)
VEREIT Inc.	1,223,543	10,143
WP Carey Inc.	133,614	9,004
Colony NorthStar Inc. Class A	655,933	8,239
Liberty Property Trust	184,749	7,586
Forest City Realty Trust Inc. Class A	267,962	6,836
Gramercy Property Trust	190,831	5,773
STORE Capital Corp.	214,762	5,341
Spirit Realty Capital Inc.	608,228	5,213
Empire State Realty Trust Inc.	167,789	3,446
PS Business Parks Inc.	25,638	3,423
Washington REIT	96,069	3,147
Lexington Realty Trust	271,476	2,775
Alexander & Baldwin Inc.	56,832	2,633
Select Income REIT	83,783	1,962
Global Net Lease Inc.	83,143	1,820
American Assets Trust Inc.	44,238	1,759
* iStar Inc.	82,383	972
Investors Real Estate Trust	153,731	939
First Potomac Realty Trust	72,104	803
Armada Hoffler Properties Inc.	56,725	783
Gladstone Commercial Corp.	31,850	709
One Liberty Properties Inc.	17,617	429
2 Winthrop Realty Trust	32,397	243
RAIT Financial Trust	105,623	77
		84,055
Health Care REITs (12.2%)
Welltower Inc.	459,492	32,293
Ventas Inc.	445,328	29,004
HCP Inc.	583,692	16,244
^ Omega Healthcare Investors Inc.	246,867	7,878
Healthcare Trust of America Inc. Class A	240,333	7,162
Medical Properties Trust Inc.	457,379	6,005
Senior Housing Properties Trust	298,398	5,834
Healthcare Realty Trust Inc.	155,580	5,032
Sabra Health Care REIT Inc.	218,787	4,800
National Health Investors Inc.	51,615	3,989
Physicians Realty Trust	223,260	3,958
LTC Properties Inc.	49,400	2,321
* Quality Care Properties Inc.	118,198	1,832
CareTrust REIT Inc.	88,455	1,684
Universal Health Realty Income Trust	16,077	1,214
New Senior Investment Group Inc.	101,824	932
		130,182
Hotel & Resort REITs (6.4%)
Host Hotels & Resorts Inc.	928,869	17,175
Hospitality Properties Trust	206,190	5,874
Park Hotels & Resorts Inc.	189,009	5,209
Apple Hospitality REIT Inc.	266,379	5,037

RLJ Lodging Trust	219,797	4,836
Sunstone Hotel Investors Inc.	277,243	4,455
LaSalle Hotel Properties	142,136	4,125
Ryman Hospitality Properties Inc.	57,935	3,620
Pebblebrook Hotel Trust	87,619	3,167
Xenia Hotels & Resorts Inc.	134,282	2,827
DiamondRock Hospitality Co.	250,356	2,742
MGM Growth Properties LLC Class A	87,237	2,636
Summit Hotel Properties Inc.	130,836	2,092
Chesapeake Lodging Trust	75,245	2,029
Chatham Lodging Trust	48,076	1,025
Hersha Hospitality Trust Class A	52,029	971
Ashford Hospitality Trust Inc.	122,095	814
Ashford Hospitality Prime Inc.	33,152	315
		68,949
Industrial REITs (7.4%)
Prologis Inc.	665,492	42,232
Duke Realty Corp.	445,879	12,850
DCT Industrial Trust Inc.	115,372	6,682
First Industrial Realty Trust Inc.	147,549	4,440
EastGroup Properties Inc.	42,472	3,743
STAG Industrial Inc.	110,978	3,049
Rexford Industrial Realty Inc.	83,352	2,385
Terreno Realty Corp.	62,591	2,265
Monmouth Real Estate Investment Corp.	82,361	1,333
		78,979
Office REITs (13.1%)
Boston Properties Inc.	192,995	23,715
Vornado Realty Trust	213,732	16,432
Alexandria Real Estate Equities Inc.	114,313	13,600
SL Green Realty Corp.	127,684	12,937
Kilroy Realty Corp.	123,167	8,760
Douglas Emmett Inc.	184,627	7,278
Highwoods Properties Inc.	127,998	6,667
Hudson Pacific Properties Inc.	195,485	6,555
Cousins Properties Inc.	526,343	4,916
* Equity Commonwealth	156,007	4,743
Corporate Office Properties Trust	124,790	4,097
* JBG SMITH Properties	119,066	4,073
Paramount Group Inc.	246,315	3,941
Brandywine Realty Trust	220,716	3,860
Piedmont Office Realty Trust Inc. Class A	182,985	3,689
Columbia Property Trust Inc.	154,252	3,358
Mack-Cali Realty Corp.	107,426	2,547
Government Properties Income Trust	120,260	2,257
New York REIT Inc.	212,326	1,667
Franklin Street Properties Corp.	127,363	1,353
Parkway Inc.	55,276	1,273
Tier REIT Inc.	59,597	1,150
Easterly Government Properties Inc.	46,421	959
NorthStar Realty Europe Corp.	65,245	836
		140,663
Residential REITs (16.1%)
AvalonBay Communities Inc.	172,962	30,860
Equity Residential	460,749	30,377
Essex Property Trust Inc.	82,346	20,918

Mid-America Apartment Communities Inc.	142,440	15,224
UDR Inc.	335,280	12,751
Camden Property Trust	116,265	10,632
Equity LifeStyle Properties Inc.	103,552	8,810
Apartment Investment & Management Co.	196,891	8,636
Sun Communities Inc.	97,552	8,358
American Campus Communities Inc.	168,210	7,426
American Homes 4 Rent Class A	291,834	6,336
Starwood Waypoint Homes	156,771	5,702
Education Realty Trust Inc.	91,478	3,287
Independence Realty Trust Inc.	101,962	1,037
Altisource Residential Corp.	63,015	700
UMH Properties Inc.	37,232	579
NexPoint Residential Trust Inc.	20,087	477
		172,110
Retail REITs (18.8%)
Simon Property Group Inc.	391,748	63,075
Realty Income Corp.	342,436	19,584
GGP Inc.	775,855	16,114
Regency Centers Corp.	192,019	11,913
Federal Realty Investment Trust	90,723	11,269
Kimco Realty Corp.	533,759	10,435
Macerich Co.	151,106	8,306
National Retail Properties Inc.	187,317	7,804
Brixmor Property Group Inc.	382,603	7,193
Weingarten Realty Investors	153,005	4,856
Retail Properties of America Inc.	298,215	3,916
Taubman Centers Inc.	76,363	3,795
DDR Corp.	390,183	3,574
Urban Edge Properties	143,366	3,458
Acadia Realty Trust	105,941	3,032
Tanger Factory Outlet Centers Inc.	121,119	2,958
Retail Opportunity Investments Corp.	137,842	2,620
Kite Realty Group Trust	104,452	2,115
Washington Prime Group Inc.	233,561	1,946
CBL & Associates Properties Inc.	216,062	1,813
Agree Realty Corp.	35,445	1,740
Seritage Growth Properties Class A	30,319	1,397
Ramco-Gershenson Properties Trust	99,157	1,290
Alexander's Inc.	2,879	1,221
Getty Realty Corp.	41,696	1,193
Saul Centers Inc.	16,258	1,006
Pennsylvania REIT	87,096	914
Urstadt Biddle Properties Inc. Class A	37,178	807
^ Whitestone REIT	47,676	622
Cedar Realty Trust Inc.	107,140	602
		200,568
Specialized REITs (18.0%)
Equinix Inc.	97,764	43,632
Public Storage	196,334	42,013
Digital Realty Trust Inc.	257,438	30,463
Extra Space Storage Inc.	158,138	12,638
Iron Mountain Inc.	314,622	12,239
Gaming and Leisure Properties Inc.	247,985	9,148
EPR Properties	92,248	6,433
CyrusOne Inc.	104,511	6,159

CubeSmart	226,247	5,873
CoreSite Realty Corp.	43,044	4,817
Life Storage Inc.	58,494	4,785
GEO Group Inc.	155,985	4,196
CoreCivic Inc.	148,664	3,980
QTS Realty Trust Inc. Class A	60,154	3,150
Four Corners Property Trust Inc.	75,492	1,881
National Storage Affiliates Trust	55,756	1,352
		192,759
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,053,275)		1,068,265

	Coupon
Temporary Cash Investments (0.2%)1
Money Market Fund (0.2%)
3,4 Vanguard Market Liquidity Fund	1.223%		19,101	1,910

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	0.949%	10/19/17	200	200
Total Temporary Cash Investments (Cost $2,110)				2,110
Total Investments (100.1%) (Cost $1,055,385)				1,070,375
Other Assets and Liabilities-Net (-0.1%)4				(1,446)
Net Assets (100%)				1,068,929

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $697,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.1% and 0.0%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $724,000 of collateral received for securities on loan.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	December 2017	65	2,055	(33)

Vanguard REIT Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Equity Real Estate Investment Trusts	1,068,022	—	243
Temporary Cash Investments	1,910	200	—
Total	1,069,932	200	243

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Vanguard REIT Index Portfolio

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $1,055,385,000. Net unrealized appreciation of investment securities for tax purposes was $14,990,000, consisting of unrealized gains of $107,977,000 on securities that had risen in value since their purchase and $92,987,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Equity Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (11.8%)
* Amazon.com Inc.	89,552	86,091
Home Depot Inc.	264,711	43,296
Comcast Corp. Class A	1,056,516	40,655
Walt Disney Co.	346,635	34,168
McDonald's Corp.	181,891	28,499
* Priceline Group Inc.	11,009	20,156
Time Warner Inc.	174,651	17,893
* Netflix Inc.	96,941	17,580
Starbucks Corp.	324,302	17,418
* Charter Communications Inc. Class A	45,176	16,418
NIKE Inc. Class B	295,078	15,300
Lowe's Cos. Inc.	189,601	15,157
General Motors Co.	294,427	11,889
TJX Cos. Inc.	142,725	10,523
Ford Motor Co.	878,081	10,511
Marriott International Inc. Class A	70,321	7,754
Target Corp.	122,904	7,253
Twenty-First Century Fox Inc. Class A	236,871	6,249
Carnival Corp.	91,725	5,923
Delphi Automotive plc	60,019	5,906
Yum! Brands Inc.	77,545	5,708
Ross Stores Inc.	87,552	5,653
CBS Corp. Class B	81,881	4,749
Dollar General Corp.	58,588	4,749
Newell Brands Inc.	110,235	4,704
VF Corp.	73,468	4,670
* Dollar Tree Inc.	53,187	4,618
Royal Caribbean Cruises Ltd.	38,692	4,587
* O'Reilly Automotive Inc.	19,757	4,255
Expedia Inc.	27,517	3,961
Omnicom Group Inc.	51,915	3,845
MGM Resorts International	116,510	3,797
* AutoZone Inc.	6,303	3,751
* Mohawk Industries Inc.	14,188	3,512
Best Buy Co. Inc.	59,491	3,389
Hilton Worldwide Holdings Inc.	45,729	3,176
Genuine Parts Co.	33,018	3,158
* CarMax Inc.	41,187	3,122
DR Horton Inc.	76,827	3,068
Whirlpool Corp.	16,315	3,009
* Ulta Beauty Inc.	13,133	2,969
* DISH Network Corp. Class A	51,159	2,774
Wynn Resorts Ltd.	17,955	2,674
Coach Inc.	63,661	2,564
Twenty-First Century Fox Inc.	98,457	2,539
Hasbro Inc.	25,490	2,490
* LKQ Corp.	69,018	2,484
Wyndham Worldwide Corp.	23,076	2,432
Lennar Corp. Class A	45,845	2,421

	L Brands Inc.	55,983	2,329
	BorgWarner Inc.	44,650	2,287
	Viacom Inc. Class B	79,626	2,217
	Darden Restaurants Inc.	28,049	2,210
	PVH Corp.	17,405	2,194
	Tiffany & Co.	22,807	2,093
	Hanesbrands Inc.	81,535	2,009
	Goodyear Tire & Rubber Co.	56,584	1,881
	Harley-Davidson Inc.	38,336	1,848
	Scripps Networks Interactive Inc. Class A	21,471	1,844
	Interpublic Group of Cos. Inc.	88,667	1,843
	Tractor Supply Co.	28,646	1,813
*	Chipotle Mexican Grill Inc. Class A	5,676	1,747
	Kohl's Corp.	38,171	1,743
	PulteGroup Inc.	62,425	1,706
	Advance Auto Parts Inc.	16,676	1,654
*	Michael Kors Holdings Ltd.	34,259	1,639
	News Corp. Class A	112,923	1,497
	Macy's Inc.	68,223	1,489
	Gap Inc.	49,209	1,453
	Leggett & Platt Inc.	29,544	1,410
	Garmin Ltd.	24,915	1,345
	H&R Block Inc.	46,318	1,227
	Nordstrom Inc.	25,646	1,209
	Mattel Inc.	77,658	1,202
	Ralph Lauren Corp. Class A	12,532	1,106
	Foot Locker Inc.	29,878	1,052
*	TripAdvisor Inc.	24,317	986
*	Discovery Communications Inc.	45,718	926
	Signet Jewelers Ltd.	13,620	906
*	Discovery Communications Inc. Class A	34,818	741
*,^ Under Armour Inc. Class A		41,467	683
*	Under Armour Inc.	41,752	627
			574,383
Consumer Staples (8.2%)
	Procter & Gamble Co.	572,648	52,099
	Coca-Cola Co.	862,187	38,807
	Philip Morris International Inc.	348,800	38,720
	PepsiCo Inc.	320,800	35,747
	Altria Group Inc.	430,875	27,326
	Wal-Mart Stores Inc.	328,729	25,687
	CVS Health Corp.	228,261	18,562
	Costco Wholesale Corp.	98,472	16,178
	Walgreens Boots Alliance Inc.	206,635	15,956
	Colgate-Palmolive Co.	197,772	14,408
	Mondelez International Inc. Class A	338,555	13,766
	Kraft Heinz Co.	133,920	10,385
	Kimberly-Clark Corp.	79,212	9,322
	Constellation Brands Inc. Class A	38,605	7,700
	General Mills Inc.	129,614	6,709
	Sysco Corp.	109,208	5,892
	Estee Lauder Cos. Inc. Class A	50,368	5,432
	Archer-Daniels-Midland Co.	126,612	5,382
*	Monster Beverage Corp.	93,266	5,153
	Tyson Foods Inc. Class A	64,932	4,574
	Kroger Co.	201,838	4,049
	Clorox Co.	28,987	3,824

Dr Pepper Snapple Group Inc.	40,842	3,613
Kellogg Co.	55,718	3,475
Hershey Co.	31,690	3,460
Molson Coors Brewing Co. Class B	41,460	3,385
Conagra Brands Inc.	92,771	3,130
McCormick & Co. Inc.	26,665	2,737
Church & Dwight Co. Inc.	56,088	2,717
JM Smucker Co.	25,395	2,665
Brown-Forman Corp. Class B	43,950	2,386
Campbell Soup Co.	43,516	2,037
Hormel Foods Corp.	60,520	1,945
Coty Inc. Class A	105,788	1,749
		398,977
Energy (6.1%)
Exxon Mobil Corp.	951,627	78,014
Chevron Corp.	425,561	50,003
Schlumberger Ltd.	312,075	21,770
ConocoPhillips	273,287	13,678
EOG Resources Inc.	129,582	12,536
Occidental Petroleum Corp.	171,645	11,021
Halliburton Co.	194,670	8,961
Phillips 66	96,640	8,853
Kinder Morgan Inc.	430,784	8,262
Valero Energy Corp.	99,335	7,642
Marathon Petroleum Corp.	113,904	6,388
Anadarko Petroleum Corp.	126,009	6,155
Pioneer Natural Resources Co.	38,247	5,643
Williams Cos. Inc.	185,631	5,571
ONEOK Inc.	85,412	4,733
* Concho Resources Inc.	33,418	4,402
Devon Energy Corp.	118,023	4,333
Apache Corp.	85,389	3,911
Baker Hughes a GE Co.	96,185	3,522
Andeavor	32,363	3,338
Noble Energy Inc.	109,372	3,102
National Oilwell Varco Inc.	85,222	3,045
Hess Corp.	60,543	2,839
Cabot Oil & Gas Corp.	103,724	2,775
* TechnipFMC plc	98,410	2,748
Marathon Oil Corp.	191,483	2,596
EQT Corp.	38,757	2,528
Cimarex Energy Co.	21,306	2,422
* Newfield Exploration Co.	44,938	1,333
Helmerich & Payne Inc.	24,328	1,268
Range Resources Corp.	51,181	1,002
* Chesapeake Energy Corp.	205,743	885
		295,279
Financials (14.5%)
JPMorgan Chase & Co.	790,332	75,485
* Berkshire Hathaway Inc. Class B	400,663	73,450
Bank of America Corp.	2,203,746	55,843
Wells Fargo & Co.	1,003,360	55,335
Citigroup Inc.	611,927	44,512
Goldman Sachs Group Inc.	80,806	19,166
US Bancorp	356,882	19,125
Morgan Stanley	317,616	15,300

American Express Co.	164,790	14,907
Chubb Ltd.	104,532	14,901
PNC Financial Services Group Inc.	107,596	14,501
American International Group Inc.	202,760	12,447
BlackRock Inc.	27,838	12,446
MetLife Inc.	238,668	12,399
Bank of New York Mellon Corp.	231,968	12,299
Charles Schwab Corp.	267,561	11,703
CME Group Inc.	76,435	10,371
Prudential Financial Inc.	95,765	10,182
Marsh & McLennan Cos. Inc.	115,271	9,661
Capital One Financial Corp.	108,528	9,188
Intercontinental Exchange Inc.	132,025	9,070
S&P Global Inc.	57,745	9,026
BB&T Corp.	181,790	8,533
Aon plc	57,186	8,355
State Street Corp.	84,100	8,035
Travelers Cos. Inc.	62,051	7,602
Allstate Corp.	81,284	7,471
Aflac Inc.	88,864	7,233
SunTrust Banks Inc.	107,931	6,451
Progressive Corp.	130,679	6,327
* Berkshire Hathaway Inc. Class A	21	5,770
M&T Bank Corp.	34,159	5,501
Discover Financial Services	83,743	5,400
Synchrony Financial	168,239	5,224
Moody's Corp.	37,340	5,198
Ameriprise Financial Inc.	33,727	5,009
T. Rowe Price Group Inc.	54,039	4,899
Willis Towers Watson plc	30,131	4,647
Fifth Third Bancorp	165,814	4,639
KeyCorp	244,682	4,605
Hartford Financial Services Group Inc.	81,964	4,543
Northern Trust Corp.	48,247	4,435
Citizens Financial Group Inc.	112,615	4,265
Regions Financial Corp.	268,953	4,096
Principal Financial Group Inc.	60,264	3,877
Lincoln National Corp.	49,850	3,663
Huntington Bancshares Inc.	245,345	3,425
Franklin Resources Inc.	73,824	3,286
Invesco Ltd.	91,154	3,194
Comerica Inc.	39,528	3,014
Loews Corp.	61,927	2,964
CBOE Holdings Inc.	25,297	2,723
* E*TRADE Financial Corp.	61,551	2,684
Unum Group	50,723	2,593
Cincinnati Financial Corp.	33,515	2,566
Arthur J Gallagher & Co.	40,374	2,485
Raymond James Financial Inc.	28,792	2,428
Affiliated Managers Group Inc.	12,508	2,374
XL Group Ltd.	57,643	2,274
Zions Bancorporation	45,395	2,142
Everest Re Group Ltd.	9,246	2,112
Nasdaq Inc.	26,017	2,018
Torchmark Corp.	24,234	1,941
Leucadia National Corp.	71,214	1,798
People's United Financial Inc.	77,625	1,408

* Brighthouse Financial Inc.	21,488	1,306
Assurant Inc.	12,087	1,155
Navient Corp.	62,035	932
		707,917
Health Care (14.4%)
Johnson & Johnson	602,750	78,364
Pfizer Inc.	1,340,370	47,851
UnitedHealth Group Inc.	217,100	42,519
Merck & Co. Inc.	614,261	39,331
AbbVie Inc.	357,974	31,810
Amgen Inc.	163,846	30,549
* Celgene Corp.	175,680	25,618
Gilead Sciences Inc.	293,238	23,758
Medtronic plc	304,247	23,661
Bristol-Myers Squibb Co.	368,296	23,475
Abbott Laboratories	390,229	20,823
Eli Lilly & Co.	217,609	18,614
Thermo Fisher Scientific Inc.	89,839	16,998
Allergan plc	75,078	15,387
* Biogen Inc.	47,488	14,869
Aetna Inc.	74,586	11,860
Danaher Corp.	137,192	11,768
Anthem Inc.	59,058	11,214
Cigna Corp.	56,609	10,583
Stryker Corp.	72,188	10,252
Becton Dickinson and Co.	51,187	10,030
* Boston Scientific Corp.	308,162	8,989
* Intuitive Surgical Inc.	8,382	8,767
* Vertex Pharmaceuticals Inc.	56,685	8,618
* Express Scripts Holding Co.	129,910	8,226
Humana Inc.	32,414	7,897
* Regeneron Pharmaceuticals Inc.	17,283	7,728
McKesson Corp.	47,274	7,262
Baxter International Inc.	112,793	7,078
* Alexion Pharmaceuticals Inc.	50,203	7,043
Zoetis Inc.	110,371	7,037
* Illumina Inc.	32,762	6,526
Zimmer Biomet Holdings Inc.	45,515	5,329
CR Bard Inc.	16,364	5,245
* Edwards Lifesciences Corp.	47,322	5,173
* HCA Healthcare Inc.	64,980	5,172
* Cerner Corp.	70,876	5,055
Cardinal Health Inc.	71,069	4,756
Agilent Technologies Inc.	72,231	4,637
* Incyte Corp.	38,406	4,484
* Mylan NV	120,632	3,784
* Centene Corp.	38,603	3,736
* Mettler-Toledo International Inc.	5,768	3,612
* Laboratory Corp. of America Holdings	22,878	3,454
* Quintiles IMS Holdings Inc.	34,052	3,237
* Waters Corp.	17,907	3,215
Dentsply Sirona Inc.	51,504	3,080
* IDEXX Laboratories Inc.	19,570	3,043
AmerisourceBergen Corp. Class A	36,306	3,004
* Align Technology Inc.	16,100	2,999
* Henry Schein Inc.	35,700	2,927
Quest Diagnostics Inc.	30,680	2,873

Cooper Cos. Inc.	10,957	2,598
Perrigo Co. plc	29,954	2,536
ResMed Inc.	32,027	2,465
* Hologic Inc.	62,769	2,303
Universal Health Services Inc. Class B	19,852	2,202
* Varian Medical Systems Inc.	20,572	2,058
* DaVita Inc.	34,404	2,043
PerkinElmer Inc.	24,856	1,714
* Envision Healthcare Corp.	27,393	1,231
Patterson Cos. Inc.	18,400	711
		703,181
Industrials (10.2%)
General Electric Co.	1,944,542	47,019
Boeing Co.	124,786	31,722
3M Co.	134,027	28,132
Honeywell International Inc.	171,223	24,269
Union Pacific Corp.	179,766	20,847
United Technologies Corp.	166,838	19,367
United Parcel Service Inc. Class B	154,695	18,577
Lockheed Martin Corp.	56,266	17,459
Caterpillar Inc.	132,633	16,541
General Dynamics Corp.	62,552	12,859
FedEx Corp.	55,425	12,503
Raytheon Co.	65,110	12,148
Northrop Grumman Corp.	39,097	11,249
CSX Corp.	205,049	11,126
Illinois Tool Works Inc.	69,510	10,285
Emerson Electric Co.	143,610	9,024
Deere & Co.	71,691	9,004
Norfolk Southern Corp.	64,661	8,551
Johnson Controls International plc	209,132	8,426
Eaton Corp. plc	100,077	7,685
Delta Air Lines Inc.	149,832	7,225
Waste Management Inc.	91,035	7,125
Southwest Airlines Co.	123,889	6,935
Cummins Inc.	35,384	5,946
PACCAR Inc.	79,030	5,717
Roper Technologies Inc.	22,947	5,585
Parker-Hannifin Corp.	29,912	5,235
Stanley Black & Decker Inc.	34,427	5,197
Rockwell Automation Inc.	28,856	5,142
Ingersoll-Rand plc	57,079	5,090
Fortive Corp.	68,546	4,852
Rockwell Collins Inc.	36,561	4,779
American Airlines Group Inc.	97,508	4,631
* IHS Markit Ltd.	81,707	3,602
* United Continental Holdings Inc.	58,005	3,531
AMETEK Inc.	51,704	3,415
Republic Services Inc. Class A	51,502	3,402
L3 Technologies Inc.	17,581	3,313
Textron Inc.	59,490	3,205
Dover Corp.	35,054	3,204
Nielsen Holdings plc	75,445	3,127
Fastenal Co.	64,768	2,952
* Verisk Analytics Inc. Class A	34,772	2,893
Equifax Inc.	26,920	2,853
Masco Corp.	71,355	2,784

TransDigm Group Inc.	10,828	2,768
Cintas Corp.	19,150	2,763
* United Rentals Inc.	19,058	2,644
Kansas City Southern	23,557	2,560
Xylem Inc.	40,248	2,521
Pentair plc	37,074	2,520
Expeditors International of Washington Inc.	40,558	2,428
CH Robinson Worldwide Inc.	31,582	2,403
Fortune Brands Home & Security Inc.	34,633	2,328
Arconic Inc.	86,859	2,161
JB Hunt Transport Services Inc.	19,180	2,130
Alaska Air Group Inc.	27,914	2,129
WW Grainger Inc.	11,800	2,121
AO Smith Corp.	32,764	1,947
Snap-on Inc.	12,836	1,913
Allegion plc	21,293	1,841
Acuity Brands Inc.	9,508	1,629
Jacobs Engineering Group Inc.	26,872	1,566
Robert Half International Inc.	28,139	1,417
* Stericycle Inc.	19,312	1,383
Fluor Corp.	31,276	1,317
* Quanta Services Inc.	34,094	1,274
Flowserve Corp.	29,644	1,263
		495,559
Information Technology (23.1%)
Apple Inc.	1,160,059	178,788
Microsoft Corp.	1,729,944	128,864
* Facebook Inc. Class A	532,388	90,969
* Alphabet Inc. Class A	66,942	65,183
* Alphabet Inc. Class C	67,791	65,019
Visa Inc. Class A	410,858	43,239
Intel Corp.	1,055,389	40,189
Cisco Systems Inc.	1,122,943	37,765
Oracle Corp.	678,177	32,790
Mastercard Inc. Class A	209,650	29,603
International Business Machines Corp.	194,652	28,240
NVIDIA Corp.	134,706	24,081
Broadcom Ltd.	91,314	22,147
Texas Instruments Inc.	222,269	19,924
Accenture plc Class A	138,765	18,743
QUALCOMM Inc.	331,763	17,199
* Adobe Systems Inc.	110,779	16,526
* PayPal Holdings Inc.	253,774	16,249
* salesforce.com Inc.	153,320	14,323
Applied Materials Inc.	239,404	12,471
Activision Blizzard Inc.	169,415	10,929
Automatic Data Processing Inc.	99,933	10,925
* Micron Technology Inc.	249,999	9,832
Cognizant Technology Solutions Corp. Class A	132,844	9,637
* eBay Inc.	223,274	8,587
* Electronic Arts Inc.	69,460	8,200
Intuit Inc.	54,759	7,783
HP Inc.	375,840	7,502
Analog Devices Inc.	82,712	7,127
Fidelity National Information Services Inc.	74,774	6,983
Lam Research Corp.	36,525	6,759
TE Connectivity Ltd.	79,479	6,602

* Fiserv Inc.	47,330	6,104
Corning Inc.	203,188	6,079
Amphenol Corp. Class A	68,600	5,806
Western Digital Corp.	66,298	5,728
* Autodesk Inc.	49,271	5,531
DXC Technology Co.	63,862	5,484
Hewlett Packard Enterprise Co.	369,640	5,437
Microchip Technology Inc.	52,307	4,696
Symantec Corp.	137,952	4,526
* Red Hat Inc.	39,868	4,420
Paychex Inc.	71,799	4,305
Skyworks Solutions Inc.	41,287	4,207
Xilinx Inc.	55,676	3,944
KLA-Tencor Corp.	35,293	3,741
Harris Corp.	26,859	3,537
Global Payments Inc.	34,305	3,260
Motorola Solutions Inc.	36,522	3,100
* Synopsys Inc.	33,822	2,724
NetApp Inc.	60,373	2,642
* Gartner Inc.	20,197	2,513
* Citrix Systems Inc.	32,196	2,473
Total System Services Inc.	37,548	2,459
Alliance Data Systems Corp.	10,805	2,394
Juniper Networks Inc.	85,771	2,387
CA Inc.	70,347	2,348
* ANSYS Inc.	18,948	2,325
* Advanced Micro Devices Inc.	180,281	2,299
Seagate Technology plc	64,750	2,148
* Cadence Design Systems Inc.	51,838	2,046
* VeriSign Inc.	19,150	2,037
Western Union Co.	104,999	2,016
* Qorvo Inc.	28,449	2,011
* Akamai Technologies Inc.	38,452	1,873
* F5 Networks Inc.	14,206	1,713
Xerox Corp.	47,986	1,597
FLIR Systems Inc.	31,063	1,209
CSRA Inc.	37,114	1,198
		1,125,495
Materials (3.0%)
* DowDuPont Inc.	524,048	36,280
Monsanto Co.	98,780	11,836
Praxair Inc.	64,334	8,990
Ecolab Inc.	58,575	7,533
Air Products & Chemicals Inc.	49,035	7,415
LyondellBasell Industries NV Class A	72,996	7,230
Sherwin-Williams Co.	18,493	6,621
PPG Industries Inc.	57,646	6,264
International Paper Co.	92,806	5,273
Newmont Mining Corp.	119,681	4,489
* Freeport-McMoRan Inc.	301,390	4,231
Nucor Corp.	71,660	4,016
Vulcan Materials Co.	29,777	3,561
Albemarle Corp.	24,840	3,386
Ball Corp.	78,744	3,252
WestRock Co.	56,740	3,219
Eastman Chemical Co.	32,606	2,951
Martin Marietta Materials Inc.	14,134	2,915

FMC Corp.	30,094	2,688
International Flavors & Fragrances Inc.	17,742	2,535
Packaging Corp. of America	21,275	2,440
Avery Dennison Corp.	19,728	1,940
CF Industries Holdings Inc.	52,465	1,845
Sealed Air Corp.	42,996	1,837
Mosaic Co.	78,543	1,696
		144,443
Real Estate (3.0%)
American Tower Corp.	96,340	13,168
Simon Property Group Inc.	69,898	11,254
Crown Castle International Corp.	91,129	9,111
Equinix Inc.	17,474	7,799
Prologis Inc.	119,421	7,578
Public Storage	33,669	7,205
Welltower Inc.	82,931	5,828
Weyerhaeuser Co.	169,025	5,752
AvalonBay Communities Inc.	31,020	5,535
Digital Realty Trust Inc.	46,041	5,448
Equity Residential	82,604	5,446
Ventas Inc.	80,197	5,223
Boston Properties Inc.	34,487	4,238
* SBA Communications Corp. Class A	27,041	3,895
Essex Property Trust Inc.	14,857	3,774
Realty Income Corp.	61,409	3,512
Host Hotels & Resorts Inc.	166,118	3,072
Vornado Realty Trust	38,694	2,975
HCP Inc.	106,131	2,954
GGP Inc.	140,582	2,920
Mid-America Apartment Communities Inc.	25,447	2,720
* CBRE Group Inc. Class A	67,516	2,557
Alexandria Real Estate Equities Inc.	20,910	2,488
Duke Realty Corp.	80,308	2,314
Iron Mountain Inc.	59,269	2,306
UDR Inc.	59,978	2,281
SL Green Realty Corp.	22,354	2,265
Extra Space Storage Inc.	28,182	2,252
Regency Centers Corp.	33,181	2,059
Federal Realty Investment Trust	16,298	2,024
Kimco Realty Corp.	96,222	1,881
Apartment Investment & Management Co.	35,233	1,545
Macerich Co.	24,577	1,351
		144,730
Telecommunication Services (2.1%)
AT&T Inc.	1,379,026	54,016
Verizon Communications Inc.	916,208	45,343
* Level 3 Communications Inc.	66,165	3,526
CenturyLink Inc.	124,074	2,345
		105,230
Utilities (3.1%)
NextEra Energy Inc.	105,089	15,401
Duke Energy Corp.	157,112	13,185
Dominion Energy Inc.	144,168	11,091
Southern Co.	224,292	11,022
Exelon Corp.	216,023	8,138
PG&E Corp.	115,325	7,852

American Electric Power Co. Inc.	110,663	7,773
Sempra Energy	56,411	6,438
PPL Corp.	153,669	5,832
Edison International	73,313	5,657
Consolidated Edison Inc.	69,667	5,621
Xcel Energy Inc.	114,140	5,401
Public Service Enterprise Group Inc.	113,787	5,263
WEC Energy Group Inc.	71,002	4,457
DTE Energy Co.	40,348	4,332
Eversource Energy	71,234	4,305
American Water Works Co. Inc.	40,085	3,243
Ameren Corp.	54,311	3,141
Entergy Corp.	40,293	3,077
FirstEnergy Corp.	99,602	3,071
CMS Energy Corp.	63,260	2,930
CenterPoint Energy Inc.	96,689	2,824
Alliant Energy Corp.	51,653	2,147
Pinnacle West Capital Corp.	25,057	2,119
NiSource Inc.	73,451	1,880
NRG Energy Inc.	68,074	1,742
AES Corp.	148,070	1,632
SCANA Corp.	32,051	1,554
		151,128
Total Common Stocks (Cost $3,233,876)		4,846,322

		Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2,3 Vanguard Market Liquidity Fund		1.223%		4,663	466

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Cash Management Bill	1.048%	1/2/18	1,000	997
	United States Treasury Bill	1.023%	10/5/17	200	200
4	United States Treasury Bill	0.949%	10/19/17	400	400
	United States Treasury Bill	1.169%	3/22/18	200	199
					1,796
Total Temporary Cash Investments (Cost $2,262)					2,262
Total Investments (99.5%) (Cost $3,236,138)					4,848,584
Other Assets and Liabilities-Net (0.5%)3					23,744
Net Assets (100%)					4,872,328

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $445,000.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 100.0% and -0.05%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $459,000 of collateral received for securities on loan.

4 Securities with a value of $1,297,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	220	27,677	143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,846,322	—	—
Temporary Cash Investments	466	1,796	—
Futures Contracts—Assets[1]	92
Total	4,846,880	1,796	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Equity Index Portfolio

C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. At September 30, 2017, the cost of investment securities for tax purposes was $3,236,138,000. Net unrealized appreciation of investment securities for tax purposes was $1,612,446,000, consisting of unrealized gains of $1,788,573,000 on securities that had risen in value since their purchase and $176,127,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard International Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

			Market
			Value
		Shares	($000)
	Common Stocks (96.1%)[1]
	Australia (0.3%)
	Brambles Ltd.	1,375,389	9,735

	Belgium (0.4%)
	Umicore SA	126,690	10,488

	Brazil (0.6%)
	Raia Drogasil SA	398,786	9,443
	Telefonica Brasil SA Preference Shares	515,700	8,218
			17,661
	Canada (1.5%)
	Toronto-Dominion Bank	435,654	24,528
	Canadian Pacific Railway Ltd.	57,018	9,577
^	Potash Corp. of Saskatchewan Inc.	443,061	8,529
	Goldcorp Inc.	279,438	3,628
			46,262
	China (18.8%)
	Tencent Holdings Ltd.	3,898,900	170,463
*	Alibaba Group Holding Ltd. ADR	904,004	156,130
*	Baidu Inc. ADR	450,691	111,632
*	Ctrip.com International Ltd. ADR	810,093	42,724
	TAL Education Group ADR	1,193,376	40,229
	New Oriental Education & Technology Group Inc. ADR	349,685	30,863
	China Pacific Insurance Group Co. Ltd.	2,297,400	9,956
			561,997
	Denmark (2.8%)
*	Genmab A/S	207,128	45,805
	Novozymes A/S	338,400	17,383
	Chr Hansen Holding A/S	163,100	14,001
	Vestas Wind Systems A/S	65,344	5,874
			83,063
	France (4.4%)
	L'Oreal SA	189,286	40,137
	Kering	89,975	35,843
	Schneider Electric SE	258,204	22,485
	Essilor International SA	164,504	20,389
	LVMH Moet Hennessy Louis Vuitton SE	44,568	12,320
			131,174
	Germany (9.0%)
*,2,3	Zalando SE	1,013,535	50,872
	BASF SE	410,858	43,772
	Bayer AG	224,371	30,650
	Bayerische Motoren Werke AG	231,168	23,462
	SAP SE	206,535	22,646
	Continental AG	72,821	18,494
	Deutsche Telekom AG	911,677	17,025
	HeidelbergCement AG	144,003	14,819
	adidas AG	39,507	8,947

	Infineon Technologies AG	299,767	7,558
*,2	Rocket Internet SE	278,557	7,173
	GEA Group AG	140,850	6,412
^,*	MorphoSys AG	67,732	5,722
*,2	Delivery Hero AG	114,370	4,521
*	AIXTRON SE	274,000	3,697
	Linde AG	16,218	3,373
			269,143
Hong Kong (3.8%)
	AIA Group Ltd.	11,514,000	85,242
	Jardine Matheson Holdings Ltd.	241,851	15,339
	Hong Kong Exchanges & Clearing Ltd.	490,260	13,241
			113,822
India (2.0%)
	Housing Development Finance Corp. Ltd.	810,964	21,647
	HDFC Bank Ltd.	731,436	20,248
	Zee Entertainment Enterprises Ltd.	1,308,888	10,438
*	Idea Cellular Ltd.	3,798,116	4,510
3,4,*	ANI Technologies	19,170	3,968
			60,811
Indonesia (0.3%)
	Bank Central Asia Tbk PT	5,430,700	8,189
	Bank Mandiri Persero Tbk PT	662,000	331
			8,520
Ireland (0.3%)
	Kerry Group plc Class A	95,369	9,152

Israel (1.0%)
*	Check Point Software Technologies Ltd.	265,078	30,224

Italy (4.1%)
	Ferrari NV	519,887	57,525
*	Fiat Chrysler Automobiles NV	1,376,016	24,660
	EXOR NV	322,632	20,476
	Intesa Sanpaolo SPA (Registered)	5,325,374	18,854
*	GEDI Gruppo Editoriale SPA	66,599	59
			121,574
Japan (10.6%)
	SoftBank Group Corp.	666,100	54,018
	SMC Corp.	132,900	46,962
	M3 Inc.	1,308,600	37,310
	Bridgestone Corp.	392,900	17,839
	Kubota Corp.	963,400	17,525
	Recruit Holdings Co. Ltd.	746,000	16,154
	Sekisui Chemical Co. Ltd.	788,900	15,543
	KDDI Corp.	554,300	14,611
	Rakuten Inc.	1,306,400	14,263
	ORIX Corp.	838,000	13,529
	Keyence Corp.	24,100	12,818
	Pigeon Corp.	319,600	10,926
	Nidec Corp.	77,600	9,539
	Shiseido Co. Ltd.	221,100	8,849
	Suzuki Motor Corp.	148,200	7,778
	SBI Holdings Inc.	477,700	7,204
	Nintendo Co. Ltd.	18,100	6,674

Sumitomo Mitsui Financial Group Inc.	140,200	5,389
		316,931
Luxembourg (0.4%)
3,4,* Spotify Technology SA	2,961	10,852

Mexico (0.4%)
Grupo Financiero Banorte SAB de CV	1,515,936	10,454

Netherlands (3.6%)
ASML Holding NV	636,634	108,787

Norway (0.7%)
DNB ASA	540,560	10,914
Norsk Hydro ASA	1,485,084	10,836
		21,750
Other (0.5%)
5 Vanguard FTSE All-World ex-US ETF	298,796	15,750

Peru (0.2%)
Credicorp Ltd.	27,869	5,714

Portugal (0.2%)
Jeronimo Martins SGPS SA	343,323	6,777

Singapore (0.3%)
Oversea-Chinese Banking Corp. Ltd.	1,020,200	8,413

South Korea (1.1%)
^,* Celltrion Inc.	192,451	23,911
NAVER Corp.	14,131	9,219
		33,130
Spain (4.7%)
Industria de Diseno Textil SA	2,040,646	76,933
Banco Bilbao Vizcaya Argentaria SA	6,172,121	55,182
Distribuidora Internacional de Alimentacion SA	1,347,136	7,867
		139,982
Sweden (5.8%)
Svenska Handelsbanken AB Class A	3,750,234	56,660
Atlas Copco AB Class A	1,258,070	53,370
Kinnevik AB	1,012,007	33,061
Assa Abloy AB Class B	591,303	13,538
SKF AB	498,396	10,881
Elekta AB Class B	668,047	6,916
		174,426
Switzerland (3.1%)
Nestle SA	278,876	23,409
UBS Group AG	1,095,751	18,745
Lonza Group AG	70,104	18,421
Roche Holding AG	68,809	17,589
Cie Financiere Richemont SA	146,555	13,415
		91,579

Taiwan (1.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,294,000	30,756

Thailand (0.4%)
	Kasikornbank PCL	2,056,800	12,791

United Kingdom (6.4%)
	Rolls-Royce Holdings plc	3,819,412	45,430
	Royal Dutch Shell plc Class A	892,259	27,025
	Diageo plc	768,238	25,264
	Burberry Group plc	787,641	18,598
	Reckitt Benckiser Group plc	182,718	16,695
*	Standard Chartered plc	1,671,943	16,624
	BHP Billiton plc	806,462	14,231
	Aviva plc	1,718,956	11,864
	Antofagasta plc	492,731	6,276
^,*	Ocado Group plc	1,403,300	5,502
	Lloyds Banking Group plc	2,944,221	2,676
			190,185
United States (7.4%)
*	Amazon.com Inc.	79,193	76,132
^,*	Tesla Inc.	131,028	44,694
*	Illumina Inc.	223,073	44,436
	MercadoLibre Inc.	153,825	39,830
*	Priceline Group Inc.	4,987	9,130
	Philip Morris International Inc.	63,062	7,001
			221,223
Total Common Stocks (Cost $1,933,080)			2,873,126
Preferred Stocks (1.2%)
*,3,4	CureVac GmbH	1,452	3,664
*,2,3,4Flipkart G Series		37,575	4,500
*,2,3,4Flipkart H Series		16,044	2,282
*,3,4	HELLOFRESH	286,769	4,321
*,3,4	HOME 24AG	2,691	5,699
*,3,4	Internet Plus Holdings Ltd.	2,083,522	9,647
*,3,4	You & Mr. Jones	5,200,000	5,917
Total Preferred Stocks (Cost $37,087)			36,030

		Coupon
Temporary Cash Investments (3.8%)[1]
Money Market Fund (3.5%)
6,7	Vanguard Market Liquidity Fund	1.223%		1,029,730	102,993

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.3%)
8	United States Cash Management Bill	1.048%	1/2/18	2,000	1,995
	United States Treasury Bill	0.978%–1.003%	10/5/17	1,650	1,650
8	United States Treasury Bill	0.949%	10/19/17	100	100
8	United States Treasury Bill	1.056%	11/9/17	500	499
8	United States Treasury Bill	1.052%	11/24/17	100	100
8	United States Treasury Bill	1.087%	3/1/18	3,000	2,986
8	United States Treasury Bill	1.169%	3/22/18	1,700	1,691
					9,021
Total Temporary Cash Investments (Cost $112,015)					112,014

Total Investments (101.1%) (Cost $2,082,182)	3,021,170
Other Assets and Liabilities-Net (-1.1%)[7,8,9]	(31,427)
Net Assets (100%)	2,989,743

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,351,000.
* Non-income-producing security.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 97.3% and 101.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, the aggregate value of these securities was $69,348,000, representing 2.3% of net assets.
3 Security value determined using significant unobservable inputs.
4 Restricted securities totaling $50,850,000, representing 1.7% of net assets.
5 Considered an affiliated company of the portfolio as issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
7 Includes $35,204,000 of collateral received for securities on loan.
8 Securities with a value of $3,149,000 have been segregated as initial margin for open futures contracts.
9 Cash with a value of $540,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2017	538	22,744	639
Topix Index	December 2017	118	17,559	945
FTSE 100 Index	December 2017	107	10,522	93
S&P ASX 200 Index	December 2017	76	8,450	(27)
				1,650

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	12/20/17	EUR	22,457	USD	26,980	(314)
BNP Paribas	12/12/17	JPY	1,876,373	USD	17,372	(637)
Toronto-Dominion Bank	12/28/17	AUD	13,680	USD	10,941	(221)

Vanguard Moderate Allocation Portfolio

Toronto-Dominion Bank	12/20/17	GBP	4,419	USD	5,883	53
Goldman Sachs International	12/20/17	GBP	3,850	USD	5,210	(37)
JPMorgan Chase Bank, N.A.	12/12/17	JPY	232,750	USD	2,090	(14)
Goldman Sachs International	12/20/17	EUR	996	USD	1,196	(14)
Citibank, N.A.	12/12/17	JPY	112,070	USD	1,029	(29)
BNP Paribas	12/28/17	AUD	996	USD	797	(17)
BNP Paribas	12/20/17	EUR	491	USD	590	(6)
Credit Suisse International	12/20/17	GBP	294	USD	389	6
Goldman Sachs International	12/28/17	AUD	423	USD	334	(3)
BNP Paribas	12/20/17	GBP	144	USD	197	(3)
BNP Paribas	12/12/17	USD	1,190	JPY	132,240	10
JPMorgan Chase Bank, N.A.	12/28/17	USD	3,385	AUD	4,259	47
JPMorgan Chase Bank, N.A.	12/20/17	USD	3,248	EUR	2,706	35
Citibank, N.A.	12/20/17	USD	2,956	EUR	2,464	31
Citibank, N.A.	12/12/17	USD	2,052	JPY	227,920	19
JPMorgan Chase Bank, N.A.	12/20/17	USD	790	GBP	581	9
Goldman Sachs International	12/20/17	USD	391	GBP	289	3
						(1,082)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the

Vanguard Moderate Allocation Portfolio

portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of September 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	317,064	—	—
Common Stocks—Other	411,803	2,129,439	14,820
Preferred Stocks	—	—	36,030
Temporary Cash Investments	102,993	9,021	—
Futures Contracts—Assets[1]	275	—	—
Futures Contracts—Liabilities[1]	(25)	—	—
Forward Currency Contracts—Assets	—	213	—
Forward Currency Contracts—Liabilities	—	(1,295)	—
Total	832,110	2,137,378	50,850
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2017. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments in	Investments in
	Common Stocks	Preferred Stocks
Amount valued based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2016	10,132	31,048
Purchases	—	40
Change in Unrealized Appreciation (Depreciation)	4,688	4,942
Balance as of September 30, 2017	14,820	36,030

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the

Vanguard Moderate Allocation Portfolio

portfolio in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of September 30, 2017:

Security Type	Fair Value	Valuation Technique	Unobservable Input	Amount or
	($000)			Range/Weighted
				Avg.
Common Stocks	14,820	Recent Market	Transaction Price	$207.00-
		Transaction[1]		3,665.00/2,739.12
Preferred Stocks	20,093	Recent Market	Transaction Price	$4.63-
		Transaction[2]		2,523.21/505.29
	5,917	Comparable	EV/Revenue	2.50x
		Companies &
		Valuation of	EV/EBIT	15.00x
		Underlying Holdings[3]	Liquidity Discount	10%
	5,699	Recent Market	Scenario Probability	10%-90%
		Transactions
			Transaction Price	$2,117.71
	4,321	Comparable	EV/Revenue	12.75x
		Companies[4]
			Scenario Probability	25%-75%
			Transaction Price	$15.07
			Liquidity Discount	10%

1 During the period ended September 30, 2017, the valuation technique was changed from Purchase Price to Recent Market Transaction. This was considered to be a more relevant measure of fair value for these investments.
2 During the period ended September 30, 2017, the valuation techniques were changes from Purchase Price and Discounted Purchase Price to
Recent Market Transaction. This was considered to be a more relevant measure of fair value for these investments.
3 During the period ended September 30, 2017, the valuation technique was changed from Purchase Price to Comparable Companies and
Valuation of Underlying Holdings. This was considered to be a more relevant measure of fair value for this investment.
4 During the period ended September 30, 2017, the valuation technique was changed from Recent Market Transaction to Comparable
Companies and Probability of Sale or Liquidation and IPO. This was considered to be a more relevant measure of fair value for these investments.

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

D. Futures and Forward Currency Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The portfolio may seek to enhance returns by using futures contracts instead of the

Vanguard Moderate Allocation Portfolio

underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The portfolio also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. At September 30, 2017, the cost of investment securities for tax purposes was $2,082,855,000. Net unrealized appreciation of investment securities for tax purposes was $938,315,000, consisting of unrealized gains of $997,118,000 on securities that had risen in value since their purchase and $58,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Moderate Allocation Portfolio

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds				Sept. 30,
	2016		from	Realized	Change in		2017
	Market	Purchases	Securities	Net Gain	Unrealized		Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	79,293	NA1	NA1	16	16	599	102,993
Vanguard FTSE All-
World ex-US ETF Fund	13,201	—	—	—	2,549	295	15,750
Total	92,494	—	—	16	2,565	894	118,743
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Total International Stock Market Index Portfolio

Schedule of Investments (unaudited)
As of September 30, 2017

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
International Stock Funds (100.0%)
Vanguard FTSE All-World ex-US Index Fund Admiral Shares	159,075	5,203
Vanguard Developed Markets Index Fund Admiral Shares	372,098	5,183
Vanguard Emerging Markets Stock Index Fund Admiral Shares	74,140	2,676
Vanguard European Stock Index Fund Admiral Shares	34,714	2,531
Vanguard Pacific Stock Index Fund Admiral Shares	18,776	1,581
Vanguard FTSE All-World ex-US Small-Cap Index Fund Investor Shares	32,255	1,408
Total Investment Companies (Cost $18,595)		18,582
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
1 Vanguard Market Liquidity Fund, 1.223% (Cost $41)	407	41
Total Investments (100.2%) (Cost $18,636)		18,623
Other Assets and Liabilities-Net (-0.2%)		(34)
Net Assets (100%)		18,589

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At September 30, 2017, 100% of the market value of the portfolio's investments was determined based on Level 1 inputs.

C. At September 30, 2017, the cost of investment securities for tax purposes was $18,636,000. Net unrealized depreciation of investment securities for tax purposes was $13,000, consisting of unrealized gains of $42,000 on securities that had risen in value since their purchase and $55,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Market Index Portfolio

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Sept. 7,		Proceeds	Net	Change in			Sept. 30,
	2017[1]		from	Realized	Net		Capital Gain	2017
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	—	NA2	NA2	—	—	—	—	41
Vanguard Developed
Markets Index Fund	—	5,406	245	—	21	10	—	5,183
Vanguard Emerging
Markets Stock Index
Fund	—	2,729	—	—	(53)	15	—	2,676
Vanguard European
Stock Index Fund	—	2,511	—	—	20	4	—	2,531
Vanguard FTSE All-
World ex-US Index
Fund	—	5,416	213	—	(1)	13	—	5,203
Vanguard FTSE All-
World ex-US Small-Cap
Fund	—	1,523	116	—	1	3	—	1,408
Vanguard Pacific Stock
Index Fund	—	1,766	184	—	(1)	3	—	1,581

Total	—	19,351	758	—	(13)	48	—	18,623

1 Inception.
2 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VARIABLE INSURANCE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 21, 2017
VANGUARD VARIABLE INSURANCE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 21, 2017

* By:/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number 33-32548,
Incorporated by Reference.